UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 18.21%
101,495	Anixter International Inc(a)	$ 5,288,905
109,800	CBS Corp Class B	6,048,882
327,075	Interpublic Group of Cos Inc	7,506,371
53,000	MSG Networks Inc Class A(a)	916,370
91,500	Omnicom Group Inc	7,615,545
99,700	Tegna Inc	2,338,962
152,200	Viacom Inc Class B	6,282,816
		35,997,851
Consumer, Cyclical — 8.37%
74,920	International Speedway Corp Class A(b)	2,765,297
3,700	Madison Square Garden Co Class A(a)	615,532
179,700	Mattel Inc	6,041,514
22,000	Newell Rubbermaid Inc(b)	974,380
76,100	Nordstrom Inc(b)	4,353,681
24,300	Tiffany & Co	1,783,134
		16,533,538
Consumer, Non-Cyclical — 22.69%
18,025	Bio-Rad Laboratories Inc Class A(a)	2,464,378
50,100	JM Smucker Co	6,504,984
67,200	Laboratory Corp of America Holdings(a)	7,871,136
128,200	St Jude Medical Inc	7,051,000
38,896	Thermo Fisher Scientific Inc	5,507,285
326,500	Western Union Co(b)	6,298,185
85,900	Zimmer Biomet Holdings Inc	9,159,517
		44,856,485
Energy — 4.67%
273,450	Bristow Group Inc(b)	5,173,674
38,400	Contango Oil & Gas Co(a)	452,736
116,100	National Oilwell Varco Inc(b)	3,610,710
		9,237,120
Financial — 29.34%
136,600	Aflac Inc	8,624,924
113,100	Blackstone Group LP(b)	3,172,455
45,350	CBRE Group Inc Class A(a)	1,306,987
203,600	First American Financial Corp	7,759,196
131,500	Franklin Resources Inc	5,135,075
60,184	Houlihan Lokey Inc	1,498,582
30,713	Jones Lang LaSalle Inc	3,603,249
246,300	KKR & Co LP	3,618,147
183,300	Lazard Ltd LP Class A	7,112,040
120,825	Northern Trust Corp	7,874,165
101,200	Progressive Corp	3,556,168
26,400	T Rowe Price Group Inc	1,939,344
Shares		Fair Value
Financial — (continued)
23,600	Willis Towers Watson PLC	$ 2,800,376
		58,000,708
Industrial — 14.10%
65,900	Illinois Tool Works Inc	6,750,796
356,000	Kennametal Inc	8,006,440
28,000	Snap-on Inc	4,395,720
82,802	Stanley Black & Decker Inc	8,711,598
		27,864,554
TOTAL COMMON STOCK — 97.38% (Cost $195,486,313)		$ 192,490,256
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.52%
$3,000,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	2,999,963
U.S. Government Agency Bonds and Notes — 0.71%
1,410,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	1,410,000
Repurchase Agreements — 7.79%
769,721	Repurchase agreement (principal amount/value $769,856 with a maturity value of $769,862) with HSBC Securities (USA) Inc, 0.27%, dated 3/31/16 to be repurchased at $769,721 on 4/1/16 collateralized by U.S. Treasury securities, 0.00%, 5/15/16 - 8/15/40, with a value of $785,253.(c)	769,721
3,656,783	Undivided interest of 13.21% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $3,656,783 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(c)	3,656,783
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,656,783	Undivided interest of 14.06% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $3,656,783 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(c)
		$ 3,656,783
3,656,783	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $3,656,783 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(c)	3,656,783
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,656,783	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $3,656,783 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(c)
$ 3,656,783
15,396,853
SHORT TERM INVESTMENTS — 10.02% (Cost $19,806,816)	$ 19,806,816
TOTAL INVESTMENTS — 107.40% (Cost $215,293,129)	$ 212,297,072
OTHER ASSETS & LIABILITIES, NET — (7.40)%	$ (14,626,818)
TOTAL NET ASSETS — 100.00%	$ 197,670,254
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 192,490,256	$ —	$ —	$ 192,490,256
Short Term Investments	—	19,806,816	—	19,806,816
Total Assets	$ 192,490,256	$ 19,806,816	$ 0	$ 212,297,072
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$221,591,136
Gross unrealized appreciation on investments	15,073,308
Gross unrealized depreciation on investments	(24,367,372)
Net unrealized depreciation on investments	$(9,294,064)

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.32%
$ 930,000	BMW Vehicle Lease Trust Series 2015-2 Class A 1.40%, 09/20/2018	$ 931,127
650,000	Citibank Credit Card Issuance Trust Series 2013-A6 Class A6 1.32%, 09/07/2018	651,199
2,500,000	Ford Credit Auto Owner Trust(a) Series 2015-2 Class A 2.44%, 01/15/2027	2,525,365
346,121	Honda Auto Receivables Owner Trust Series 2013-4 Class A3 0.69%, 09/18/2017	345,886
2,000,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	2,140,083
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	4,152,709
500,000	Toyota Auto Receivables 2016-A Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	499,301
724,162	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1 Class A1 3.35%, 11/15/2043	747,423
	WFRBS Commercial Mortgage Trust
	Series 2013-C11 Class A2
1,000,000	2.03%, 03/15/2045	1,006,251
	Series 2013-C11 Class A3
1,885,000	2.70%, 03/15/2045	1,927,700
		14,927,044
U.S. Government Agency — 0.84%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K715 Class A2
1,620,000	2.86%, 01/25/2021	1,707,827
	Series K036 Class A1
2,090,261	2.78%, 04/25/2023	2,190,235
	Series K045 Class A1
487,447	2.49%, 11/25/2024	504,621
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class A
1,971,889	2.38%, 10/25/2025	2,012,373
	Series 2015-M17 Class A
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,972,588	2.52%, 11/25/2025	$ 3,048,560
		9,463,616
TOTAL ASSET-BACKED SECURITIES — 2.16% (Cost $24,086,293)		$ 24,390,660
CORPORATE BONDS AND NOTES
Basic Materials — 0.79%
1,000,000	Airgas Inc 3.05%, 08/01/2020	1,023,244
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	992,874
1,000,000	Eastman Chemical Co 3.80%, 03/15/2025	1,025,349
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,053,574
1,000,000	FMC Corp 5.20%, 12/15/2019	1,070,816
1,000,000	International Paper Co 3.65%, 06/15/2024	1,014,801
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,306,950
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	963,996
500,000	Rio Tinto Finance USA PLC(b) 1.48%, 06/17/2016	499,958
		8,951,562
Communications — 2.49%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,338,377
1,000,000	6.65%, 11/15/2037	1,245,136
	AT&T Inc
1,000,000	1.75%, 01/15/2018	1,003,177
500,000	6.15%, 09/15/2034	564,682
1,000,000	5.35%, 09/01/2040	1,051,465
1,000,000	CBS Corp 3.70%, 08/15/2024	1,030,167
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,064,990
1,000,000	4.65%, 07/15/2042	1,112,361
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,103,336
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	749,608
3,300,000	Motorola Solutions Inc 3.50%, 03/01/2023	3,031,340
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	501,387
	Rogers Communications Inc
1,000,000	4.10%, 10/01/2023	1,077,499
1,000,000	3.63%, 12/15/2025	1,041,043
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$1,100,000	SES Global Americas Holdings GP(a) 2.50%, 03/25/2019	$ 1,085,576
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,294,765
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,102,794
1,000,000	5.35%, 12/15/2043	1,064,196
1,000,000	4.85%, 07/15/2045	1,017,272
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,087,261
1,000,000	6.40%, 09/15/2033	1,229,999
1,000,000	4.27%, 01/15/2036	994,992
1,000,000	6.55%, 09/15/2043	1,317,227
1,000,000	Viacom Inc 3.88%, 04/01/2024	996,004
1,000,000	Walt Disney Co 4.13%, 12/01/2041	1,062,286
		28,166,940
Consumer, Cyclical — 1.43%
2,533,737	CVS Pass Through Trust 6.04%, 12/10/2028	2,837,811
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	1,014,374
1,000,000	Ford Motor Credit Co LLC 1.72%, 12/06/2017	992,628
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,018,556
1,000,000	Home Depot Inc 4.40%, 03/15/2045	1,112,203
	Johnson Controls Inc
1,000,000	3.63%, 07/02/2024	1,018,891
1,000,000	4.63%, 07/02/2044	966,669
1,000,000	Kohl's Corp 4.25%, 07/17/2025	987,992
500,000	Mattel Inc 4.35%, 10/01/2020	538,087
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,021,111
904,619	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	929,948
1,000,000	Volkswagen Group of America Finance LLC(a) 1.25%, 05/23/2017	993,017
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	676,654
1,000,000	4.00%, 04/11/2043(c)	1,059,340
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,019,950
		16,187,231
Consumer, Non-Cyclical — 3.34%
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	558,020
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,301,526
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	602,098
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Anheuser-Busch InBev Finance Inc
$1,000,000	2.65%, 02/01/2021	$ 1,027,587
1,000,000	3.65%, 02/01/2026	1,051,613
1,000,000	4.90%, 02/01/2046	1,117,562
1,500,000	Archer-Daniels-Midland Co(c) 4.02%, 04/16/2043	1,506,334
1,000,000	AstraZeneca PLC 2.38%, 11/16/2020	1,020,222
	Becton Dickinson & Co
1,000,000	1.80%, 12/15/2017	1,004,204
1,000,000	4.69%, 12/15/2044	1,080,161
1,000,000	Biogen Inc 2.90%, 09/15/2020	1,029,149
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,032,771
1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	1,004,672
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,321,343
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	1,015,122
1,000,000	Eli Lilly & Co 3.70%, 03/01/2045	1,017,630
1,000,000	Gilead Sciences Inc 2.55%, 09/01/2020	1,029,815
1,000,000	HJ Heinz Co(a) 3.95%, 07/15/2025	1,064,039
750,000	Ingredion Inc 4.63%, 11/01/2020	808,305
2,000,000	JM Smucker Co 3.50%, 03/15/2025	2,084,854
1,000,000	Johnson & Johnson 4.38%, 12/05/2033	1,139,174
	McGraw Hill Financial Inc
1,000,000	2.50%, 08/15/2018	1,013,320
1,000,000	4.40%, 02/15/2026	1,092,893
2,000,000	McKesson Corp 3.80%, 03/15/2024	2,087,764
1,000,000	Merck & Co Inc(c) 3.70%, 02/10/2045	1,017,632
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,086,851
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	1,034,411
1,000,000	Quest Diagnostics Inc 2.70%, 04/01/2019	1,018,684
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	1,030,491
1,000,000	Sysco Corp 1.90%, 04/01/2019	1,006,124
1,000,000	Transurban Finance Co Property Ltd(a) 4.13%, 02/02/2026	1,027,170
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,273,492
1,000,000	5.95%, 04/01/2037	1,284,826
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	Zimmer Biomet Holdings Inc 2.00%, 04/01/2018	$ 1,002,376
		37,792,235
Energy — 3.14%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,044,745
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,039,665
	Cameron International Corp
1,000,000	1.15%, 12/15/2016	999,575
1,000,000	1.40%, 06/15/2017	987,975
1,000,000	5.95%, 06/01/2041	1,128,484
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	926,584
500,000	Cimarex Energy Co 4.38%, 06/01/2024	492,317
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,015,586
2,000,000	Enterprise Products Operating LLC(b) 8.38%, 08/01/2066	1,580,000
500,000	EQT Corp 8.13%, 06/01/2019	538,797
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,017,702
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	536,231
1,574,000	FMC Technologies Inc 2.00%, 10/01/2017	1,530,465
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,259,274
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,009,762
1,000,000	5.00%, 11/15/2045	977,339
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	946,056
1,552,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,611,644
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,022,003
1,000,000	Marathon Petroleum Corp 2.70%, 12/14/2018	998,826
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	521,409
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	497,115
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,095,912
1,000,000	Phillips 66 4.65%, 11/15/2034	991,959
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	6.13%, 01/15/2017	1,032,870
1,000,000	3.60%, 11/01/2024	862,360
1,000,000	Schlumberger Norge AS(a) 1.25%, 08/01/2017	992,998
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,642,642
1,000,000	2.45%, 01/17/2023	969,473
Principal Amount		Fair Value
Energy — (continued)
$1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	$ 969,454
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	1,001,781
1,745,000	3.75%, 10/16/2023	1,721,755
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	997,292
500,000	Transocean Inc(c) 6.00%, 03/15/2018	470,000
	Valero Energy Corp
500,000	6.13%, 06/15/2017	521,752
500,000	7.50%, 04/15/2032	573,228
		35,525,030
Financial — 9.13%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	990,000
739,130	ALEX Alpha LLC 1.62%, 08/15/2024	733,315
1,000,000	American Express Co 8.15%, 03/19/2038	1,378,532
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,006,160
1,000,000	2.25%, 08/15/2019	1,012,452
	Bank of America Corp
1,000,000	3.88%, 03/22/2017	1,023,140
500,000	5.75%, 12/01/2017	531,311
1,000,000	2.00%, 01/11/2018	1,004,118
1,000,000	1.75%, 06/05/2018	999,762
1,000,000	2.60%, 01/15/2019	1,016,910
2,000,000	3.30%, 01/11/2023	2,016,804
500,000	5.88%, 02/07/2042	605,949
1,000,000	Bank of Montreal 1.40%, 04/10/2018	998,838
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,023,847
2,000,000	3.65%, 02/04/2024	2,118,502
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,001,400
1,000,000	1.70%, 06/11/2018	1,002,313
500,000	Barclays Bank PLC 5.00%, 09/22/2016	509,365
2,331,278	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,848,378
2,218,630	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,222,690
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,095,818
1,000,000	Capital One NA 2.35%, 08/17/2018	1,005,148
	Citigroup Inc
500,000	6.63%, 01/15/2028	627,918
1,000,000	4.65%, 07/30/2045	1,047,234
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,017,900
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,299,749	Durrah MSN 35603 1.68%, 01/22/2025	$ 2,282,963
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,041,372
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,008,154
	Goldman Sachs Group Inc
2,500,000	6.15%, 04/01/2018	2,704,485
1,000,000	2.75%, 09/15/2020	1,014,536
1,000,000	5.25%, 07/27/2021	1,125,625
1,000,000	3.50%, 01/23/2025	1,009,329
1,000,000	6.25%, 02/01/2041	1,243,337
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,007,941
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,093,980
1,000,000	6.10%, 01/14/2042	1,247,955
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,042,076
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,153,910
1,000,000	2.75%, 06/23/2020	1,024,050
1,000,000	4.35%, 08/15/2021	1,092,709
1,000,000	3.20%, 01/25/2023	1,025,810
1,000,000	5.50%, 10/15/2040	1,205,110
	KFW
1,000,000	4.88%, 01/17/2017	1,032,066
1,000,000	4.38%, 03/15/2018	1,065,565
2,000,000	1.50%, 04/20/2020	2,010,152
500,000	2.75%, 09/08/2020	527,960
2,000,000	2.00%, 10/04/2022	2,029,140
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	510,960
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,009,921
500,000	Lincoln National Corp 6.25%, 02/15/2020	558,628
1,000,000	Markel Corp 3.63%, 03/30/2023	1,008,243
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,348,752
1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	1,093,103
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,638,802
500,000	5.63%, 09/23/2019	556,384
1,000,000	5.50%, 07/28/2021	1,141,244
1,000,000	3.70%, 10/23/2024	1,032,820
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,014,656
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	1,002,270
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	655,950
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,117,020
Principal Amount		Fair Value
Financial — (continued)
	PNC Financial Services Group Inc
$1,000,000	1.85%, 07/20/2018	$ 1,008,836
1,000,000	2.60%, 07/21/2020	1,021,965
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,993,416
500,000	Protective Life Corp 8.45%, 10/15/2039	672,023
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,013,755
3,000,000	2.50%, 01/19/2021	3,063,675
2,243,914	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,208,979
1,000,000	State Street Corp 2.55%, 08/18/2020	1,029,905
250,000	Susa Partnership LP 7.50%, 12/01/2027	348,974
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	643,611
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	999,233
2,000,000	2.13%, 07/02/2019	2,030,244
1,495,428	Union 13 Leasing LLC 1.68%, 12/19/2024	1,483,928
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,269,071
1,000,000	3.00%, 03/15/2022	1,043,088
	Visa Inc
1,000,000	2.80%, 12/14/2022	1,042,870
1,000,000	4.30%, 12/14/2045	1,094,008
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,016,021
1,000,000	3.00%, 01/22/2021	1,036,620
1,000,000	3.55%, 09/29/2025	1,048,368
500,000	5.38%, 02/07/2035	604,420
1,000,000	3.90%, 05/01/2045	1,000,118
		103,187,910
Industrial — 3.06%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,048,516
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,610,220
	Brambles USA Inc(a)
750,000	5.35%, 04/01/2020	828,818
2,000,000	4.13%, 10/23/2025	2,076,708
653,274	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	700,886
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,169,348
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,042,001
1,000,000	3.50%, 11/15/2042	967,568
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,154,184
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	Cummins Inc 4.88%, 10/01/2043	$ 1,105,746
1,000,000	Federal Express Corp 4.55%, 04/01/2046	1,027,706
487,468	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	519,154
474,278	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	477,510
1,000,000	General Electric Capital Corp 6.75%, 03/15/2032	1,360,399
1,000,000	Hexcel Corp 4.70%, 08/15/2025	1,006,213
500,000	Kennametal Inc 3.88%, 02/15/2022	478,829
500,000	Lennox International Inc 4.90%, 05/15/2017	513,091
1,000,000	Lockheed Martin Corp 3.80%, 03/01/2045	971,830
1,000,000	Martin Marietta Materials Inc(b) 1.73%, 06/30/2017	990,827
1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	997,709
1,000,000	Northrop Grumman Corp 3.85%, 04/15/2045	989,575
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,061,124
1,830,000	Pentair Finance SA 2.90%, 09/15/2018	1,835,248
2,000,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	2,006,850
	Siemens Financieringsmaatschappij NV(a)
1,000,000	2.15%, 05/27/2020	1,014,685
1,000,000	4.40%, 05/27/2045	1,097,033
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	987,479
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,019,684
874,519	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,018,577
377,345	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	450,764
	United Technologies Corp
1,000,000	1.78%, 05/04/2018(e)	1,002,330
1,000,000	4.50%, 06/01/2042	1,083,493
		34,614,105
Technology — 0.55%
1,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	1,016,299
1,000,000	Intel Corp 2.45%, 07/29/2020	1,034,896
1,000,000	International Business Machines Corp(c) 4.00%, 06/20/2042	1,017,233
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	Microsoft Corp 4.45%, 11/03/2045	$ 1,109,166
1,000,000	Oracle Corp 4.30%, 07/08/2034	1,051,715
1,000,000	QUALCOMM Inc(c) 2.25%, 05/20/2020	1,025,102
		6,254,411
Utilities — 1.63%
1,000,000	Atmos Energy Corp 5.50%, 06/15/2041	1,191,474
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,048,333
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	986,153
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,239,513
853,541	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	937,690
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,038,590
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,050,955
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	569,368
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	573,931
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,581,865
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	590,065
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,036,191
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,376,460
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	526,053
9,000	PNPP II Funding Corp 8.83%, 05/30/2016	9,068
	Public Service Electric & Gas Co
1,000,000	4.05%, 05/01/2045	1,042,318
1,000,000	4.15%, 11/01/2045	1,054,831
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	558,588
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,183,194
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Union Electric Co 8.45%, 03/15/2039	$ 805,401
		18,400,041
TOTAL CORPORATE BONDS AND NOTES — 25.56% (Cost $283,045,569)		$ 289,079,465
FOREIGN GOVERNMENT BONDS AND NOTES
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017(c)	1,001,470
1,000,000	1.63%, 02/27/2019	1,018,560
	European Investment Bank
2,000,000	5.13%, 05/30/2017	2,097,980
1,000,000	1.00%, 06/15/2018	997,266
1,000,000	1.75%, 06/17/2019	1,017,644
1,000,000	2.88%, 09/15/2020	1,061,492
1,000,000	2.13%, 10/15/2021	1,025,595
1,000,000	Inter-American Development Bank(c) 1.75%, 10/15/2019	1,022,675
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(c)	2,013,794
1,000,000	7.63%, 01/19/2023	1,368,980
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,237,412
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,547,250
1,000,000	5.95%, 03/19/2019	1,115,000
500,000	5.13%, 01/15/2020	548,750
1,000,000	3.50%, 01/21/2021(c)	1,035,000
1,500,000	6.75%, 09/27/2034	1,931,250
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021(c)	1,050,897
1,000,000	7.25%, 09/01/2036	1,564,686
2,000,000	Province of Manitoba Canada 2.05%, 11/30/2020	2,032,990
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	3,007,092
1,000,000	4.40%, 04/14/2020	1,108,335
2,000,000	3.20%, 05/16/2024	2,145,966
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.74% (Cost $30,116,589)		$ 30,950,084
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.25%
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,054,186
Principal Amount		Fair Value
Non-Agency — (continued)
$1,797,378	JP Morgan Mortgage Trust(a)(b) Series 2014-5 Class A1 3.00%, 10/25/2029	$ 1,847,087
		2,901,273
U.S. Government Agency — 28.88%
	Federal Home Loan Mortgage Corp
23,755	5.00%, 12/01/2017	24,529
26,509	5.50%, 02/01/2018	27,313
23,893	5.00%, 04/01/2018	24,671
62,305	5.00%, 08/01/2018	64,335
34,237	5.00%, 09/01/2018	35,353
155,309	4.50%, 04/01/2020	161,580
46,704	5.00%, 12/01/2020	49,944
70,668	4.00%, 01/01/2021	73,591
59,364	5.00%, 04/01/2021	63,469
26,246	5.00%, 05/01/2021	28,038
39,288	5.50%, 05/01/2021	42,316
78,300	5.50%, 06/01/2022	85,261
1,177,411	2.50%, 11/01/2022	1,214,054
18,323	5.00%, 03/01/2023	19,756
234,676	5.00%, 09/01/2024	260,083
411,572	4.50%, 10/01/2024	435,949
136,808	4.00%, 02/01/2025	144,609
1,141,954	4.00%, 05/01/2026	1,220,156
408,125	3.50%, 08/01/2026	434,206
18,089	7.50%, 05/01/2027	21,265
3,081,964	3.00%, 02/01/2029	3,231,915
15,982	6.50%, 04/01/2029	18,193
2,749,004	2.50%, 02/01/2030	2,825,614
662,923	3.50%, 03/01/2030	701,016
1,158,747	3.00%, 05/01/2030	1,213,810
2,846	7.50%, 08/01/2030	3,362
762,645	3.50%, 04/01/2032	805,958
206,817	6.50%, 11/01/2032	237,372
224,628	5.50%, 06/01/2033	253,120
98,126	4.50%, 08/01/2033	106,977
41,144	5.00%, 02/01/2034	45,768
1,240,393	4.00%, 06/01/2034	1,337,781
46,351	5.00%, 07/01/2034	51,192
199,214	5.00%, 09/01/2035	221,362
52,963	6.00%, 03/01/2036	60,405
35,203	6.00%, 04/01/2036	40,458
208,843	5.00%, 06/01/2036	231,236
1,219,781	6.50%, 10/01/2036	1,388,581
413,742	5.50%, 10/01/2037	467,877
41,192	5.50%, 11/01/2037	45,984
67,398	5.50%, 12/01/2037	74,976
299,495	4.50%, 06/01/2039	326,023
365,431	5.00%, 12/01/2039	407,536
916,047	5.00%, 02/01/2040	1,021,547
743,548	5.00%, 05/01/2040	821,000
260,177	4.50%, 07/01/2040	283,502
449,476	5.00%, 08/01/2040	496,944
655,798	4.00%, 10/01/2040	701,713
674,739	4.00%, 11/01/2040	722,271
1,541,014	4.00%, 01/01/2041	1,649,067
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,722,712	4.00%, 02/01/2041	$ 2,932,158
528,891	4.00%, 04/01/2041	565,907
762,530	4.50%, 07/01/2041	830,799
1,431,064	3.50%, 11/01/2041	1,500,251
1,145,847	3.50%, 02/01/2042	1,200,984
1,408,095	3.50%, 03/01/2042	1,475,687
865,975	4.00%, 03/01/2042	927,707
983,834	3.50%, 07/01/2042	1,031,025
1,604,993	3.50%, 08/01/2042	1,681,981
1,539,772	3.00%, 09/01/2042	1,567,830
1,369,717	3.50%, 11/01/2042	1,435,421
3,718,844	3.00%, 12/01/2042	3,814,118
811,775	3.50%, 03/01/2043	851,707
1,148,799	3.50%, 05/01/2043	1,207,900
3,435,692	3.00%, 09/01/2043	3,523,159
769,405	4.00%, 10/01/2043	824,128
2,252,084	4.00%, 11/01/2043	2,434,641
578,328	4.50%, 11/01/2043	630,105
1,621,437	4.00%, 01/01/2044	1,733,285
2,075,287	4.00%, 09/01/2044	2,215,967
2,788,673	4.00%, 10/01/2044	2,994,708
4,179,736	4.50%, 10/01/2044	4,561,969
2,640,953	3.50%, 11/01/2044	2,779,122
9,316,433	3.50%, 03/01/2045	9,789,451
4,057,426	3.00%, 04/01/2045	4,157,791
2,804,260	3.50%, 04/01/2045	2,947,152
2,492,726	4.00%, 04/01/2045	2,665,090
1,440,399	3.00%, 05/01/2045	1,476,029
1,451,300	3.00%, 06/01/2045	1,487,200
2,206,481	3.00%, 08/01/2045	2,261,060
1,192,384	4.00%, 09/01/2045	1,273,775
1,984,757	3.50%, 10/01/2045	2,079,226
2,977,473	3.50%, 12/01/2045	3,119,193
1,232,563	4.00%, 12/01/2045	1,316,846
1,000,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b) Series 2012-K501 Class B 3.36%, 11/25/2046	1,004,080
	Federal National Mortgage Association
14,574	6.00%, 07/01/2017	14,859
17,830	5.00%, 06/01/2018	18,409
51,700	4.00%, 04/01/2019	53,836
22,886	5.00%, 10/01/2020	24,276
18,058	8.00%, 11/01/2022	19,680
469,204	4.50%, 05/01/2024	503,832
175,282	4.00%, 02/01/2025	186,617
2,240,450	3.50%, 12/01/2025	2,369,027
656,073	4.00%, 01/01/2026	701,051
941,305	3.50%, 02/01/2026	995,539
853,897	3.00%, 12/01/2026	894,123
1,721,778	3.00%, 02/01/2027	1,803,033
2,100,926	3.00%, 04/01/2027	2,199,990
1,873,802	2.50%, 09/01/2027	1,927,432
2,398,346	2.50%, 02/01/2028	2,473,567
3,651,785	2.50%, 06/01/2028	3,765,943
89,590	6.00%, 01/01/2029	104,583
1,145,759	3.00%, 03/01/2029	1,200,807
611,787	3.50%, 09/01/2029	650,460
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 496,294	2.50%, 02/01/2030	$ 510,330
466,223	2.50%, 06/01/2030	479,055
706,961	4.00%, 09/01/2030	761,301
1,930,407	3.00%, 10/01/2030	2,021,443
141,367	8.00%, 10/01/2030	164,605
1,822,140	3.50%, 01/01/2031	1,922,090
1,991,282	3.00%, 02/01/2031	2,083,984
1,926,840	4.50%, 08/01/2031	2,112,946
643,015	3.50%, 01/01/2032	680,535
111,493	6.50%, 06/01/2032	127,514
68,906	7.00%, 07/01/2032	83,879
130,524	6.50%, 08/01/2032	149,280
787,306	5.50%, 03/01/2033	889,363
101,153	5.50%, 05/01/2033	115,617
1,185,268	3.00%, 08/01/2033	1,237,503
109,036	5.00%, 09/01/2033	121,179
86,947	5.50%, 01/01/2034	98,265
729,588	4.00%, 02/01/2034	786,806
2,050,684	3.00%, 03/01/2034	2,140,561
398,482	5.50%, 03/01/2034	455,404
438,770	5.50%, 05/01/2034	495,810
126,433	5.50%, 02/01/2035	143,139
257,239	6.00%, 02/01/2035	295,560
1,239,543	3.00%, 03/01/2035	1,285,251
1,429,089	5.00%, 05/01/2035	1,584,887
30,184	5.00%, 07/01/2035	33,475
289,563	5.00%, 09/01/2035	321,316
323,204	5.00%, 10/01/2035	358,257
137,146	6.00%, 10/01/2035	157,254
258,256	5.50%, 11/01/2035	292,151
46,284	6.00%, 11/01/2035	52,972
74,024	6.00%, 12/01/2035	85,430
100,669	5.50%, 04/01/2036	113,000
548,447	6.00%, 04/01/2036	626,598
950,176	6.00%, 06/01/2036	1,085,644
49,029	6.50%, 08/01/2036	58,496
236,168	5.50%, 10/01/2036	267,279
189,762	5.50%, 11/01/2036	213,211
1,906,514	6.00%, 12/01/2036	2,190,833
136,616	5.00%, 07/01/2037	151,843
768,735	5.50%, 08/01/2037	870,498
1,192,554	5.50%, 01/01/2038	1,341,991
590,009	6.00%, 03/01/2038	674,348
299,387	5.50%, 07/01/2038	340,064
168,896	6.00%, 05/01/2039	194,739
1,316,305	4.50%, 08/01/2039	1,445,662
1,471,294	5.00%, 08/01/2039	1,651,355
1,050,486	5.00%, 12/01/2039	1,187,776
2,696,351	3.50%, 02/01/2040	2,832,445
851,518	4.50%, 03/01/2040	933,785
901,033	5.00%, 06/01/2040	1,010,993
5,906,227	4.50%, 08/01/2040	6,443,798
1,426,737	4.50%, 09/01/2040	1,559,776
404,784	4.50%, 11/01/2040	441,618
616,723	5.00%, 11/01/2040	687,713
462,180	5.00%, 01/01/2041	521,914
3,657,892	4.00%, 02/01/2041	3,927,558
4,515,103	4.50%, 03/01/2041	4,929,777
1,190,493	4.00%, 09/01/2041	1,275,791
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 691,274	4.50%, 10/01/2041	$ 756,849
628,904	4.00%, 11/01/2041	673,726
2,577,973	3.50%, 12/01/2041	2,708,903
1,729,377	4.00%, 12/01/2041	1,868,143
2,694,725	4.00%, 01/01/2042	2,886,100
1,313,670	4.50%, 01/01/2042	1,432,325
1,620,791	3.50%, 02/01/2042	1,702,477
689,905	3.50%, 08/01/2042	725,016
7,651,815	3.00%, 09/01/2042	7,866,719
1,516,432	3.50%, 09/01/2042	1,566,929
2,204,014	3.50%, 11/01/2042	2,320,697
4,824,580	3.00%, 12/01/2042	4,960,087
2,522,384	3.00%, 02/01/2043	2,590,476
7,365,284	3.00%, 03/01/2043	7,527,386
1,326,311	3.00%, 04/01/2043	1,363,453
5,050,012	3.50%, 05/01/2043	5,324,998
207,710	4.00%, 06/01/2043	224,045
660,403	4.00%, 07/01/2043	714,931
4,093,605	3.00%, 08/01/2043	4,207,839
3,294,923	3.50%, 08/01/2043	3,465,850
813,732	3.00%, 09/01/2043	836,582
671,748	3.50%, 09/01/2043	693,908
701,884	4.00%, 09/01/2043	759,839
2,806,727	4.00%, 10/01/2043	3,041,584
2,572,210	4.00%, 12/01/2043	2,776,000
2,319,888	5.00%, 01/01/2044	2,564,518
2,728,994	3.00%, 02/01/2044	2,804,650
2,252,046	3.50%, 06/01/2044	2,375,743
1,767,334	3.50%, 08/01/2044	1,864,410
2,641,292	4.00%, 08/01/2044	2,855,630
3,572,122	3.50%, 10/01/2044	3,767,788
2,647,664	4.00%, 11/01/2044	2,844,083
881,936	4.00%, 12/01/2044	943,652
2,744,545	4.50%, 01/01/2045	2,998,241
1,416,420	3.50%, 02/01/2045	1,494,036
4,879,568	3.50%, 04/01/2045	5,123,020
1,429,294	3.50%, 05/01/2045	1,507,616
441,605	4.00%, 05/01/2045	472,083
2,377,697	4.00%, 06/01/2045	2,543,319
2,229,043	4.00%, 08/01/2045	2,384,025
989,159	3.50%, 11/01/2045	1,037,594
1,491,765	4.00%, 11/01/2045	1,595,482
9,744,524	3.50%, 12/01/2045	10,221,856
1,991,005	4.00%, 12/01/2045	2,129,428
1,498,102	3.50%, 01/01/2046	1,571,457
1,500,000	4.00%, 03/01/2046	1,604,252
	Government National Mortgage Association
1,736	9.00%, 01/15/2017	1,765
41,112	5.00%, 09/15/2018	43,006
3,756	9.00%, 04/15/2021	3,970
17,372	7.00%, 07/15/2025	19,846
13,803	7.50%, 12/15/2025	15,397
292,747	3.50%, 02/15/2026	309,946
239,574	4.00%, 04/20/2026	254,394
2,703,553	2.50%, 04/15/2027	2,803,560
1,659,186	3.00%, 06/20/2027	1,743,187
419,200	5.00%, 11/15/2033	469,337
77,732	5.50%, 12/15/2035	88,147
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 110,497	5.00%, 12/20/2035	$ 122,283
195,470	6.00%, 01/20/2036	224,180
248,655	5.50%, 02/20/2036	278,325
101,680	5.50%, 04/15/2037	115,060
1,467,924	5.00%, 06/15/2039	1,647,446
1,003,223	4.50%, 01/20/2040	1,091,916
1,446,889	4.00%, 05/20/2040	1,559,509
526,647	4.50%, 07/20/2040	573,210
264,119	5.50%, 07/20/2040	294,993
475,397	4.50%, 09/20/2040	517,429
1,554,558	4.00%, 10/15/2040	1,680,132
810,207	4.00%, 09/15/2041	870,907
157,819	4.50%, 12/20/2041	171,774
780,559	3.50%, 06/15/2042	824,138
2,529,139	3.50%, 06/20/2042	2,680,267
2,914,845	3.50%, 08/15/2042	3,076,874
1,370,248	3.00%, 10/15/2042	1,423,224
1,732,784	3.00%, 02/15/2043	1,799,758
2,104,765	3.00%, 01/20/2046	2,183,151
2,400,000	3.50%, 03/20/2046	2,539,665
		326,577,762
TOTAL MORTGAGE-BACKED SECURITIES — 29.13% (Cost $324,022,655)		$ 329,479,035
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,172,040
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,039,640
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,275,625
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,131,500
1,000,000	State of Texas 5.52%, 04/01/2039	1,320,560
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,180,700
TOTAL MUNICIPAL BONDS AND NOTES — 1.07% (Cost$11,436,562)		$ 12,120,065
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	543,528
3,500,000	2.63%, 12/10/2021	3,701,491
2,600,000	5.75%, 06/12/2026	3,404,372
500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	524,188
	Federal National Mortgage Association
2,700,000	5.00%, 05/11/2017	2,828,741
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 3,500,000	0.88%, 12/20/2017	$ 3,505,541
500,000	Resolution Funding Corp 9.38%, 10/15/2020	668,580
	Tennessee Valley Authority(c)
1,750,000	1.88%, 08/15/2022	1,765,710
1,260,000	7.13%, 05/01/2030	1,854,508
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.66% (Cost $18,151,424)		$ 18,796,659
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,200,000	0.50%, 04/30/2017(c)	8,187,831
7,500,000	0.88%, 04/30/2017	7,517,872
5,000,000	0.63%, 05/31/2017	4,997,070
4,275,000	2.75%, 05/31/2017	4,377,698
5,100,000	2.50%, 06/30/2017	5,214,949
4,300,000	2.38%, 07/31/2017	4,395,408
4,200,000	4.75%, 08/15/2017	4,430,672
6,750,000	1.88%, 08/31/2017	6,861,267
5,000,000	1.88%, 09/30/2017	5,086,330
2,200,000	0.75%, 10/31/2017	2,200,774
3,500,000	1.88%, 10/31/2017	3,562,892
5,000,000	0.63%, 11/30/2017	4,991,990
3,000,000	1.00%, 12/15/2017	3,013,359
4,000,000	0.75%, 12/31/2017	4,001,408
3,000,000	0.88%, 01/15/2018	3,007,617
5,750,000	0.75%, 03/31/2018	5,749,551
3,600,000	0.75%, 04/15/2018	3,598,733
10,500,000	0.63%, 04/30/2018	10,468,825
4,100,000	2.63%, 04/30/2018	4,259,355
3,550,000	2.38%, 06/30/2018	3,676,746
8,500,000	1.50%, 08/31/2018	8,643,769
1,000,000	0.88%, 10/15/2018	1,001,562
3,000,000	1.25%, 10/31/2018	3,032,577
6,300,000	1.25%, 11/30/2018	6,370,138
5,400,000	1.38%, 12/31/2018	5,478,678
5,500,000	1.25%, 01/31/2019	5,561,232
5,000,000	1.38%, 02/28/2019	5,072,655
3,000,000	1.50%, 02/28/2019	3,054,024
5,500,000	1.25%, 04/30/2019(c)	5,559,081
3,500,000	3.13%, 05/15/2019	3,741,035
3,500,000	1.13%, 05/31/2019	3,523,380
5,500,000	1.00%, 06/30/2019	5,514,823
3,550,000	1.00%, 08/31/2019	3,554,991
2,000,000	1.75%, 09/30/2019	2,051,954
4,100,000	1.25%, 10/31/2019	4,135,715
5,000,000	1.00%, 11/30/2019	4,997,850
2,000,000	1.50%, 11/30/2019	2,033,594
3,000,000	1.13%, 12/31/2019	3,008,907
7,000,000	1.25%, 01/31/2020	7,048,125
3,870,000	3.63%, 02/15/2020	4,247,929
3,000,000	1.38%, 02/29/2020	3,032,931
4,000,000	1.38%, 03/31/2020	4,043,436
3,800,000	1.13%, 04/30/2020	3,805,343
4,175,000	3.50%, 05/15/2020	4,573,420
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$4,000,000	1.38%, 05/31/2020	$ 4,040,156
4,000,000	1.63%, 06/30/2020	4,079,376
5,000,000	1.63%, 07/31/2020	5,099,025
3,900,000	2.63%, 08/15/2020	4,144,358
5,000,000	1.75%, 10/31/2020	5,122,850
5,300,000	2.63%, 11/15/2020	5,637,048
2,000,000	2.38%, 12/31/2020	2,106,640
4,800,000	2.13%, 01/31/2021	5,005,123
5,000,000	2.00%, 02/28/2021	5,181,250
5,000,000	3.13%, 05/15/2021	5,459,960
5,000,000	2.00%, 05/31/2021	5,181,250
2,000,000	2.13%, 06/30/2021	2,084,296
5,000,000	2.13%, 08/15/2021	5,207,615
5,500,000	2.00%, 11/15/2021	5,688,205
2,650,000	8.00%, 11/15/2021	3,606,173
2,000,000	1.50%, 01/31/2022	2,010,078
5,000,000	1.75%, 03/31/2022	5,089,260
2,000,000	1.75%, 04/30/2022	2,034,844
5,000,000	1.88%, 05/31/2022	5,123,635
5,000,000	2.13%, 06/30/2022	5,194,335
5,700,000	1.63%, 08/15/2022	5,743,861
3,650,000	7.25%, 08/15/2022	4,938,622
5,000,000	1.63%, 11/15/2022	5,037,500
3,000,000	1.50%, 02/28/2023	2,991,650
4,000,000	1.75%, 05/15/2023	4,055,000
5,000,000	2.50%, 08/15/2023	5,328,320
2,000,000	6.25%, 08/15/2023	2,654,766
3,000,000	2.75%, 11/15/2023	3,249,375
4,500,000	2.38%, 08/15/2024	4,739,063
3,750,000	2.25%, 11/15/2024	3,909,668
3,500,000	2.00%, 02/15/2025	3,574,785
3,000,000	2.13%, 05/15/2025	3,092,694
4,800,000	6.88%, 08/15/2025	6,931,310
5,000,000	2.25%, 11/15/2025	5,203,710
2,000,000	1.63%, 02/15/2026(c)	1,970,938
3,000,000	4.50%, 02/15/2036	4,116,210
3,200,000	4.75%, 02/15/2037	4,528,374
3,775,000	4.38%, 05/15/2040	5,079,293
4,500,000	3.13%, 11/15/2041	5,006,075
5,000,000	2.75%, 08/15/2042	5,162,890
3,000,000	3.13%, 02/15/2043	3,322,617
3,000,000	2.88%, 05/15/2043	3,161,133
3,000,000	3.75%, 11/15/2043	3,726,093
4,300,000	3.63%, 02/15/2044	5,216,605
3,500,000	3.38%, 05/15/2044	4,057,403
3,800,000	3.13%, 08/15/2044	4,203,750
5,000,000	3.00%, 11/15/2044	5,395,510
6,000,000	2.50%, 02/15/2045	5,850,468
TOTAL U.S. TREASURY BONDS AND NOTES — 36.44% (Cost $401,294,067)		$ 412,030,656
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.44%
$5,000,000	Federal Home Loan Bank 0.16%, 04/26/2016	$ 4,999,444
Repurchase Agreements — 2.21%
5,919,105	Undivided interest of 12.38% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $5,919,105 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(f)	5,919,105
5,919,104	Undivided interest of 39.01% in a repurchase agreement (principal amount/value $15,174,044 with a maturity value of $15,174,175) with BNP Paribas Securities Corp, 0.31%, dated 3/31/16 to be repurchased at $5,919,104 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.50%, 11/15/16 - 2/1/46, with a value of $15,477,526.(f)	5,919,104
5,919,104	Undivided interest of 5.42% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $5,919,104 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(f)	5,919,104
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,919,105	Undivided interest of 5.42% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $5,919,105 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(f)
$ 5,919,105
1,244,192	Undivided interest of 8.62% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $1,244,192 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(f)	1,244,192
24,920,610
SHORT TERM INVESTMENTS — 2.65% (Cost $29,920,054)		$ 29,920,054
TOTAL INVESTMENTS — 101.41% (Cost $1,122,073,213)		$ 1,146,766,678
OTHER ASSETS & LIABILITIES, NET — (1.41)%		$ (15,940,831)
TOTAL NET ASSETS — 100.00%		$ 1,130,825,847
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $59,765,578 and $60,809,795, respectively, representing 5.38% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(c)	All or a portion of the security is on loan at March 31, 2016.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2016. Maturity date disclosed represents final maturity date.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
At March 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,455,399	$2,848,378	0.25%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

March 31, 2016

Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$1,122,195,605
Gross unrealized appreciation on investments	28,777,688
Gross unrealized depreciation on investments	(4,206,615)
Net unrealized appreciation on investments	$24,571,073

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.27%
$ 875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 875,556
175,000	Santander Drive Auto Receivables Trust Series 2013-1 Class D 2.27%, 01/15/2019	174,840
TOTAL ASSET-BACKED SECURITIES — 0.27% (Cost $1,049,930)		$ 1,050,396
CORPORATE BONDS AND NOTES
Basic Materials — 2.53%
670,000	Albemarle Corp 5.45%, 12/01/2044	641,587
1,000,000	Alcoa Inc 5.87%, 02/23/2022	999,690
	Anglo American Capital PLC(a)
225,000	2.63%, 04/03/2017	221,063
250,000	4.45%, 09/27/2020	218,750
10,000	AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022	9,398
	ArcelorMittal
200,000	7.25%, 02/25/2022	197,900
125,000	6.13%, 06/01/2025	115,625
75,000	Ashland Inc 4.75%, 08/15/2022	76,125
100,000	Braskem Finance Ltd(b) 7.38%, Perpetual	85,000
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	200,195
600,000	4.45%, 03/01/2023	560,690
25,000	Celanese US Holdings LLC 4.63%, 11/15/2022	25,150
50,000	Celulosa Arauco y Constitucion SA 7.25%, 07/29/2019	56,722
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	122,031
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	72,750
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	104,525
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	46,000
10,000	Fibria Overseas Finance Ltd 5.25%, 05/12/2024	9,700
125,000	Freeport-McMoRan Inc 5.40%, 11/14/2034	76,563
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	225,000
100,000	Hexion Inc 8.88%, 02/01/2018	68,500
125,000	Hexion US Finance Corp 6.63%, 04/15/2020	103,750
Principal Amount		Fair Value
Basic Materials — (continued)
$ 200,000	Huntsman International LLC 4.88%, 11/15/2020	$ 198,000
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	267,935
200,000	Mexichem SAB de CV 5.88%, 09/17/2044	179,250
225,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	189,422
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,277,295
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	109,172
58,000	Rohm & Haas Co 6.00%, 09/15/2017	61,332
	RPM International Inc
225,000	6.50%, 02/15/2018	241,671
110,000	6.13%, 10/15/2019	121,944
100,000	5.25%, 06/01/2045	99,080
175,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	159,031
	Southern Copper Corp
535,000	3.50%, 11/08/2022	515,381
250,000	6.75%, 04/16/2040	242,916
	Steel Dynamics Inc
50,000	5.13%, 10/01/2021	50,500
50,000	6.38%, 08/15/2022	51,500
50,000	5.25%, 04/15/2023	50,125
125,000	Unifrax I LLC / Unifrax Holding Co(a) 7.50%, 02/15/2019	77,188
	Vale Overseas Ltd
70,000	4.63%, 09/15/2020	64,575
50,000	6.88%, 11/10/2039	39,188
310,000	Valspar Corp 3.30%, 02/01/2025	305,619
5,000	Volcan Cia Minera SAA 5.38%, 02/02/2022	3,806
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,203,217
250,000	4.55%, 04/15/2026	249,513
75,000	WR Grace & Co-Conn(a) 5.63%, 10/01/2024	78,188
		10,072,562
Communications — 6.72%
650,000	21st Century Fox America Inc 3.70%, 10/15/2025	680,593
200,000	Acosta Inc(a) 7.75%, 10/01/2022	185,500
	Altice SA(a)
200,000	7.75%, 05/15/2022	196,816
200,000	7.63%, 02/15/2025	191,500
75,000	AMC Networks Inc 5.00%, 04/01/2024	75,281
100,000	America Movil SAB de CV 5.00%, 03/30/2020	110,647
	AT&T Inc
500,000	5.00%, 03/01/2021	557,516
500,000	5.15%, 03/15/2042	503,976
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$1,075,000	4.80%, 06/15/2044	$ 1,046,533
150,000	Blue Coat Holdings Inc(a) 8.38%, 06/01/2023	154,575
500,000	CBS Corp 4.90%, 08/15/2044	485,615
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	6.63%, 01/31/2022	105,250
25,000	5.25%, 09/30/2022	25,750
150,000	5.13%, 02/15/2023	153,000
50,000	5.38%, 05/01/2025(a)	50,875
50,000	5.88%, 05/01/2027(a)	51,000
75,000	CCOH Safari LLC(a) 5.75%, 02/15/2026	77,625
150,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 5.13%, 12/15/2021	139,875
200,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	199,000
50,000	CommScope Inc(a) 5.50%, 06/15/2024	50,500
75,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	75,703
50,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	19,000
270,000	Discovery Communications LLC 4.90%, 03/11/2026	278,376
	DISH DBS Corp
125,000	5.88%, 07/15/2022	118,438
25,000	5.00%, 03/15/2023	22,063
75,000	5.88%, 11/15/2024	68,813
100,000	Entercom Radio LLC 10.50%, 12/01/2019	103,750
1,050,000	Expedia Inc 5.95%, 08/15/2020	1,170,941
175,000	Expo Event Transco Inc(a) 9.00%, 06/15/2021	167,125
125,000	Gray Television Inc 7.50%, 10/01/2020	131,875
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	298,215
200,000	5.00%, 05/13/2045	183,927
500,000	Historic TW Inc 6.88%, 06/15/2018	555,474
125,000	iHeartCommunications Inc 9.00%, 03/01/2021	87,031
	Intelsat Jackson Holdings SA
150,000	6.63%, 12/15/2022	80,250
225,000	5.50%, 08/01/2023	135,562
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	44,813
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,938,194
125,000	Lamar Media Corp 5.00%, 05/01/2023	130,078
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	51,625
	Level 3 Financing Inc
75,000	7.00%, 06/01/2020	78,240
50,000	5.38%, 01/15/2024(a)	50,625
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	5.25%, 03/15/2026(a)	$ 50,375
100,000	LIN Television Corp 5.88%, 11/15/2022	101,250
125,000	Match Group Inc(a) 6.75%, 12/15/2022	126,719
200,000	Mobile Telesystems OJSC via MTS International Funding Ltd 5.00%, 05/30/2023	193,500
325,000	Neptune Finco Corp(a) 10.88%, 10/15/2025	353,275
125,000	Nexstar Broadcasting Inc(a) 6.13%, 02/15/2022	124,063
200,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	205,000
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,049,743
200,000	Ooredoo International Finance Ltd 3.88%, 01/31/2028	195,856
	Outfront Media Capital LLC / Outfront Media Capital Corp
50,000	5.25%, 02/15/2022	51,250
50,000	5.63%, 02/15/2024	52,063
75,000	5.88%, 03/15/2025	78,188
	Radio One Inc(a)
100,000	9.25%, 02/15/2020	68,500
100,000	7.38%, 04/15/2022	90,000
175,000	Sinclair Television Group Inc(a) 5.63%, 08/01/2024	175,875
	Sirius XM Radio Inc(a)
125,000	4.63%, 05/15/2023	122,969
50,000	6.00%, 07/15/2024	52,625
75,000	5.38%, 04/15/2025	76,313
575,000	Sky PLC(a) 3.75%, 09/16/2024	593,402
175,000	Sprint Capital Corp 6.88%, 11/15/2028	127,750
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(a)	100,000
225,000	6.00%, 11/15/2022	164,531
100,000	Sprint Corp 7.13%, 06/15/2024	74,250
	T-Mobile USA Inc
100,000	6.73%, 04/28/2022	104,480
175,000	6.63%, 04/01/2023	184,187
75,000	6.50%, 01/15/2024	78,000
50,000	6.38%, 03/01/2025	51,188
50,000	6.50%, 01/15/2026	51,938
150,000	TEGNA Inc 6.38%, 10/15/2023	161,250
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,562,899
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	379,756
	Time Warner Cable Inc
1,730,000	5.00%, 02/01/2020	1,877,861
750,000	5.50%, 09/01/2041	743,783
	Time Warner Inc
50,000	6.25%, 04/01/2021	52,490
600,000	6.25%, 03/29/2041	693,544
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 100,000	Townsquare Media Inc(a) 6.50%, 04/01/2023	$ 95,875
175,000	Tribune Media Co(a) 5.88%, 07/15/2022	170,971
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	207,876
100,000	VeriSign Inc 4.63%, 05/01/2023	101,000
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	1,038,792
450,000	4.15%, 03/15/2024	489,267
1,400,000	5.05%, 03/15/2034	1,517,408
760,000	Viacom Inc 3.88%, 04/01/2024	756,963
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	200,000
	WPP Finance 2010
650,000	5.13%, 09/07/2042	635,051
500,000	5.63%, 11/15/2043	517,035
		26,730,656
Consumer, Cyclical — 4.65%
200,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 6.00%, 04/01/2022	208,000
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,042,574
175,000	Affinia Group Inc 7.75%, 05/01/2021	180,250
	American Axle & Manufacturing Inc
75,000	6.25%, 03/15/2021	77,438
75,000	6.63%, 10/15/2022	77,813
125,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	128,750
75,000	Aramark Services Inc(a) 5.13%, 01/15/2024	79,031
	AutoNation Inc
170,000	3.35%, 01/15/2021	171,904
100,000	4.50%, 10/01/2025	102,484
525,000	AutoZone Inc 3.25%, 04/15/2025	525,659
50,000	Beacon Roofing Supply Inc(a) 6.38%, 10/01/2023	53,000
	Boyd Gaming Corp
100,000	6.88%, 05/15/2023	106,500
50,000	6.38%, 04/01/2026(a)	51,875
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	54,375
	CVS Health Corp
495,000	3.88%, 07/20/2025	534,167
350,000	5.13%, 07/20/2045	405,343
310,000	Dollar General Corp 4.15%, 11/01/2025	325,700
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	88,750
75,000	6.75%, 01/15/2022	66,563
50,000	6.75%, 06/15/2023(a)	43,875
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,225,000	Ford Motor Co 4.75%, 01/15/2043	$ 1,229,011
	General Motors Co
400,000	5.20%, 04/01/2045	376,029
130,000	6.75%, 04/01/2046	147,780
400,000	General Motors Financial Co Inc 3.10%, 01/15/2019	404,784
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 11/01/2023	50,000
50,000	Goodyear Tire & Rubber Co 5.13%, 11/15/2023	51,125
500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	501,547
	HD Supply Inc(a)
50,000	5.25%, 12/15/2021	52,500
50,000	5.75%, 04/15/2024	51,375
125,000	Hillman Group Inc(a) 6.38%, 07/15/2022	104,375
360,000	Hyatt Hotels Corp 4.85%, 03/15/2026	375,646
	Hyundai Capital America(a)
50,000	2.55%, 02/06/2019	50,321
340,000	2.60%, 03/19/2020	340,109
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	400,788
550,000	Ingram Micro Inc 4.95%, 12/15/2024	535,256
100,000	International Automotive Components Group SA(a) 9.13%, 06/01/2018	90,000
100,000	JB Poindexter & Co Inc(a) 9.00%, 04/01/2022	104,750
50,000	Jo-Ann Stores Holdings Inc(a)(c) 9.75%, 10/15/2019	40,000
10,000	Latam Airlines 2015-1 Pass Through Trust A(a) 4.20%, 11/15/2027	8,700
125,000	Lear Corp 4.75%, 01/15/2023	128,437
500,000	Magna International Inc 3.63%, 06/15/2024	501,330
	MGM Resorts International
125,000	6.75%, 10/01/2020	135,250
75,000	7.75%, 03/15/2022	83,531
50,000	6.00%, 03/15/2023	51,750
100,000	Michaels Stores Inc(a) 5.88%, 12/15/2020	104,750
100,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	102,500
100,000	MPG Holdco I Inc 7.38%, 10/15/2022	99,000
100,000	Neiman Marcus Group Ltd LLC(a)(c) 8.75%, 10/15/2021	77,062
400,000	Newell Rubbermaid Inc 4.20%, 04/01/2026	418,418
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	103,250
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	$ 72,000
180,000	O'Reilly Automotive Inc 3.55%, 03/15/2026	185,189
125,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	127,812
150,000	Penn National Gaming Inc 5.88%, 11/01/2021	149,250
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	132,500
100,000	7.75%, 04/01/2022	109,625
	RCI Banque SA(a)
250,000	4.60%, 04/12/2016	250,214
2,900,000	3.50%, 04/03/2018	2,985,550
	Regal Entertainment Group
50,000	5.75%, 03/15/2022	51,750
75,000	5.75%, 02/01/2025	75,375
125,000	Rite Aid Corp(a) 6.13%, 04/01/2023	132,500
84,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(a) 9.50%, 06/15/2019	86,520
150,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	156,375
100,000	Sabre Global Inc(a) 5.38%, 04/15/2023	102,625
50,000	Sally Holdings LLC / Sally Capital Inc 5.63%, 12/01/2025	53,250
200,000	Samsung Electronics America Inc(a) 1.75%, 04/10/2017	199,804
200,000	Schaeffler Holding Finance BV(a)(c) 6.75%, 11/15/2022	217,500
175,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a)(d) 5.88%, 05/15/2021	175,437
225,000	Serta Simmons Holdings LLC(a) 8.13%, 10/01/2020	233,440
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,028,687
100,000	Springs Industries Inc 6.25%, 06/01/2021	100,500
150,000	Station Casinos LLC 7.50%, 03/01/2021	158,812
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	64,103
100,000	5.50%, 06/01/2024	96,500
50,000	5.75%, 03/01/2025	47,750
100,000	UCI International Inc(e) 8.63%, 02/15/2019	19,250
75,000	Vista Outdoor Inc(a) 5.88%, 10/01/2023	78,562
150,000	Wal-Mart Stores Inc 5.63%, 04/15/2041	193,961
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 150,000	ZF North America Capital Inc(a) 4.75%, 04/29/2025	$ 149,250
		18,477,516
Consumer, Non-Cyclical — 4.60%
215,000	AbbVie Inc 3.60%, 05/14/2025	225,689
50,000	Acadia Healthcare Co Inc(a) 6.50%, 03/01/2024	52,000
34,000	Altria Group Inc 9.25%, 08/06/2019	42,011
200,000	Amsurg Corp 5.63%, 07/15/2022	206,000
	Anheuser-Busch InBev Finance Inc
1,000,000	3.65%, 02/01/2026	1,051,613
230,000	4.90%, 02/01/2046	257,039
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	470,394
50,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a) 6.38%, 04/01/2024	50,058
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	316,276
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	127,753
125,000	4.69%, 12/15/2044	135,020
	Celgene Corp
240,000	3.88%, 08/15/2025	252,225
175,000	5.00%, 08/15/2045	189,233
	CHS/Community Health Systems Inc
125,000	5.13%, 08/01/2021	126,563
200,000	6.88%, 02/01/2022	180,500
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	325,506
25,000	Constellation Brands Inc 4.75%, 12/01/2025	25,875
300,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	223,875
50,000	DaVita HealthCare Partners Inc 5.13%, 07/15/2024	50,500
100,000	DP World Ltd(a) 6.85%, 07/02/2037	101,946
200,000	Endo Finance LLC(a) 6.00%, 07/15/2023	188,250
175,000	Envision Healthcare Corp(a) 5.13%, 07/01/2022	177,625
	ERAC USA Finance LLC(a)
275,000	2.75%, 03/15/2017	278,270
700,000	5.25%, 10/01/2020	772,162
175,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	168,875
150,000	Fomento Economico Mexicano SAB de CV 2.88%, 05/10/2023	145,205
175,000	Garda World Security Corp(a) 7.25%, 11/15/2021	134,750
	Gilead Sciences Inc
500,000	3.70%, 04/01/2024	536,468
700,000	3.65%, 03/01/2026	743,844
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 100,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	$ 102,750
	Grupo Bimbo SAB de CV
100,000	4.88%, 06/30/2020	108,309
10,000	4.50%, 01/25/2022(a)	10,600
400,000	4.88%, 06/27/2044(a)	370,248
100,000	HCA Holdings Inc 6.25%, 02/15/2021	107,500
	HCA Inc
275,000	5.88%, 03/15/2022	297,687
50,000	5.38%, 02/01/2025	50,547
150,000	5.25%, 04/15/2025	154,500
200,000	Hearthside Group Holdings LLC/Hearthside Finance Co(a) 6.50%, 05/01/2022	170,000
	Hertz Corp
100,000	5.88%, 10/15/2020	101,160
100,000	6.25%, 10/15/2022	100,000
270,000	HJ Heinz Co(a) 3.95%, 07/15/2025	287,291
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	123,281
225,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	231,030
30,000	JBS USA LLC / JBS USA Finance Inc 5.75%, 06/15/2025	26,250
2,100,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	2,078,855
50,000	LifePoint Health Inc 5.88%, 12/01/2023	52,250
125,000	Mallinckrodt International Finance SA 4.75%, 04/15/2023	102,500
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
50,000	5.63%, 10/15/2023	45,375
50,000	5.50%, 04/15/2025	44,125
100,000	Marfrig Overseas Ltd 9.50%, 05/04/2020	101,000
660,000	McGraw Hill Financial Inc 4.40%, 02/15/2026	721,309
190,000	Mead Johnson Nutrition Co 4.13%, 11/15/2025	201,738
50,000	MEDNAX Inc(a) 5.25%, 12/01/2023	52,000
250,000	MPH Acquisition Holdings LLC(a) 6.63%, 04/01/2022	260,000
125,000	Mustang Merger Corp(a) 8.50%, 08/15/2021	129,063
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
150,000	4.88%, 05/01/2021	151,500
50,000	5.88%, 01/15/2024(a)	52,335
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Post Holdings Inc(a)
$ 50,000	7.75%, 03/15/2024	$ 54,875
125,000	8.00%, 07/15/2025	138,750
200,000	Prestige Brands Inc(a) 5.38%, 12/15/2021	202,500
75,000	ServiceMaster Co LLC 7.45%, 08/15/2027	73,875
	Spectrum Brands Inc
50,000	6.13%, 12/15/2024	53,375
75,000	5.75%, 07/15/2025	79,688
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	174,562
125,000	Surgical Care Affiliates Inc(a) 6.00%, 04/01/2023	125,938
125,000	Syniverse Holdings Inc 9.13%, 01/15/2019	56,250
75,000	Team Health Inc(a) 7.25%, 12/15/2023	80,250
75,000	Teleflex Inc 5.25%, 06/15/2024	76,781
	Tenet Healthcare Corp
50,000	4.50%, 04/01/2021	50,250
100,000	4.38%, 10/01/2021	100,250
200,000	8.13%, 04/01/2022	205,750
100,000	6.75%, 06/15/2023	95,750
70,000	Teva Pharmaceutical Finance Co BV 2.95%, 12/18/2022	70,389
120,000	Total System Services Inc 4.80%, 04/01/2026	123,821
50,000	TreeHouse Foods Inc(a) 6.00%, 02/15/2024	53,000
125,000	Truven Health Analytics Inc 10.63%, 06/01/2020	133,312
250,000	Tyson Foods Inc 5.15%, 08/15/2044	279,524
	United Rentals North America Inc
75,000	4.63%, 07/15/2023	74,531
50,000	5.50%, 07/15/2025	49,740
	UnitedHealth Group Inc
400,000	6.00%, 02/15/2018	434,300
235,000	3.75%, 07/15/2025	253,209
160,000	4.75%, 07/15/2045	183,471
225,000	US Foods Inc 8.50%, 06/30/2019	231,187
	Valeant Pharmaceuticals International Escrow Inc(a)
100,000	5.88%, 05/15/2023	78,375
150,000	6.13%, 04/15/2025	115,500
	Valeant Pharmaceuticals International Inc(a)
50,000	5.63%, 12/01/2021	39,375
50,000	5.50%, 03/01/2023	39,313
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	155,531
225,000	5.50%, 06/15/2045	219,881
75,000	Vizient Inc(a) 10.38%, 03/01/2024	80,438
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	$ 328,379
		18,300,848
Diversified — 0.45%
200,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	212,600
175,000	DH Services Luxembourg S.a.r.l.(a) 7.75%, 12/15/2020	172,813
250,000	Hutchison Whampoa International 09 Ltd(a) 7.63%, 04/09/2019	290,128
750,000	Hutchison Whampoa International 11 Ltd(a) 3.50%, 01/13/2017	761,419
100,000	Hutchison Whampoa International 12 Ltd(b)(f) 6.00%, Perpetual	103,300
200,000	KazAgro National Management Holding JSC(a) 4.63%, 05/24/2023	166,000
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	92,821
		1,799,081
Energy — 7.70%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	979,576
50,000	Antero Resources Corp 5.63%, 06/01/2023	46,000
150,000	Antero Resources Finance Corp 5.38%, 11/01/2021	138,750
510,000	Apache Corp 4.25%, 01/15/2044	428,605
2,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,961,636
125,000	California Resources Corp 6.00%, 11/15/2024	28,125
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	224,697
200,000	5.85%, 02/01/2035	172,158
	Carrizo Oil & Gas Inc
75,000	7.50%, 09/15/2020	69,937
50,000	6.25%, 04/15/2023	44,063
50,000	CGG SA 6.88%, 01/15/2022	19,500
100,000	Chesapeake Energy Corp 6.88%, 11/15/2020	39,250
200,000	CNOOC Finance 2013 Ltd 4.25%, 05/09/2043	189,174
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	615,864
350,000	Columbia Pipeline Group Inc(a) 5.80%, 06/01/2045	354,503
75,000	Continental Resources Inc 4.50%, 04/15/2023	62,719
Principal Amount		Fair Value
Energy — (continued)
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
$ 150,000	6.00%, 12/15/2020	$ 117,750
50,000	6.25%, 04/01/2023(a)	37,000
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	48,375
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	88,500
50,000	Ecopetrol SA 4.25%, 09/18/2018	50,830
	Enbridge Energy Partners LP
2,650,000	4.20%, 09/15/2021	2,515,420
690,000	5.50%, 09/15/2040	561,875
175,000	Energy Transfer Equity LP 5.88%, 01/15/2024	149,625
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	909,735
250,000	5.15%, 03/15/2045	194,339
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024	1,010,768
395,000	3.75%, 02/15/2025	394,279
	EP Energy LLC / Everest Acquisition Finance Inc
25,000	9.38%, 05/01/2020	12,609
50,000	7.75%, 09/01/2022	23,250
50,000	6.38%, 06/15/2023	23,000
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	804,347
500,000	Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	588,985
	Gulfport Energy Corp
75,000	7.75%, 11/01/2020	75,000
50,000	6.63%, 05/01/2023	46,500
75,000	Halcon Resources Corp(a) 8.63%, 02/01/2020	53,250
300,000	Halliburton Co 3.38%, 11/15/2022	305,301
1,250,000	Hess Corp 7.13%, 03/15/2033	1,257,275
100,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	99,000
	Husky Energy Inc
150,000	6.15%, 06/15/2019	158,117
925,000	3.95%, 04/15/2022	921,578
	Kinder Morgan Energy Partners LP
500,000	5.80%, 03/01/2021	526,962
1,000,000	5.00%, 03/01/2043	825,022
	Laredo Petroleum Inc
50,000	5.63%, 01/15/2022	41,750
50,000	6.25%, 03/15/2023	41,875
125,000	Legacy Reserves LP / Legacy Reserves Finance Corp 6.63%, 12/01/2021	23,750
75,000	Linn Energy LLC / Linn Energy Finance Corp 6.50%, 05/15/2019	8,063
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Marathon Oil Corp 3.85%, 06/01/2025	$ 406,301
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021	728,201
300,000	4.75%, 09/15/2044	240,077
	MPLX LP(a)
25,000	4.50%, 07/15/2023	23,054
75,000	4.88%, 12/01/2024	69,243
75,000	4.88%, 06/01/2025	68,387
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	592,008
1,200,000	5.10%, 09/15/2023	931,000
100,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	63,250
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	37,000
50,000	6.88%, 03/15/2022	37,000
50,000	6.88%, 01/15/2023	36,875
	Petrobras Global Finance BV
20,000	3.25%, 03/17/2017	19,625
30,000	5.88%, 03/01/2018	28,794
50,000	7.88%, 03/15/2019	47,950
50,000	5.75%, 01/20/2020	43,438
50,000	4.38%, 05/20/2023	36,485
1,030,000	Petrobras International Finance Co 5.38%, 01/27/2021	851,429
400,000	Petro-Canada 6.80%, 05/15/2038	438,365
100,000	Petroleos de Venezuela SA 5.38%, 04/12/2027	31,740
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	50,675
1,125,000	4.88%, 01/18/2024	1,102,781
600,000	4.50%, 01/23/2026	558,900
200,000	6.88%, 08/04/2026(a)	216,500
500,000	6.50%, 06/02/2041	470,750
100,000	6.38%, 01/23/2045	92,700
200,000	Petronas Capital Ltd 4.50%, 03/18/2045	207,469
150,000	Phillips 66 4.88%, 11/15/2044	150,273
198,000	Range Resources Corp(a) 4.88%, 05/15/2025	173,250
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	48,575
50,000	5.00%, 10/01/2022	46,989
	Rice Energy Inc
100,000	6.25%, 05/01/2022	87,000
50,000	7.25%, 05/01/2023	43,750
	Rose Rock Midstream LP / Rose Rock Finance Corp
125,000	5.63%, 07/15/2022	83,125
75,000	5.63%, 11/15/2023	48,750
100,000	RSP Permian Inc 6.63%, 10/01/2022	98,500
	Sabine Pass Liquefaction LLC
225,000	5.63%, 02/01/2021	216,281
50,000	5.63%, 03/01/2025	47,688
Principal Amount		Fair Value
Energy — (continued)
	SandRidge Energy Inc
$ 50,000	7.50%, 03/15/2021	$ 2,875
100,000	8.13%, 10/15/2022	5,750
850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	877,565
	SM Energy Co
50,000	5.00%, 01/15/2024	34,610
50,000	5.63%, 06/01/2025	34,735
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	186,392
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	124,250
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	67,687
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.25%, 11/15/2023	65,812
	TerraForm Power Operating LLC(a)
75,000	5.88%, 02/01/2023	60,750
50,000	6.13%, 06/15/2025	39,000
100,000	Tesoro Corp 5.13%, 04/01/2024	98,250
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020	37,668
100,000	6.13%, 10/15/2021	100,000
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	200,000
	Valero Energy Corp
150,000	9.38%, 03/15/2019	178,864
900,000	7.50%, 04/15/2032	1,031,810
900,000	Weatherford International Ltd 4.50%, 04/15/2022	722,250
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	89,000
	Whiting Petroleum Corp
50,000	5.75%, 03/15/2021	33,250
125,000	6.25%, 04/01/2023	84,062
	Williams Partners LP
300,000	5.25%, 03/15/2020	287,490
565,000	4.90%, 01/15/2045	403,864
50,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	43,631
35,000	YPF SA(a) 8.50%, 03/23/2021	35,044
		30,607,474
Financial — 15.19%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,393
290,000	3.35%, 05/03/2026	302,758
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
$ 50,000	4.50%, 05/15/2021	$ 51,094
275,000	4.63%, 07/01/2022	280,500
	Aflac Inc
265,000	2.65%, 02/15/2017	268,769
600,000	3.63%, 06/15/2023	630,580
1,500,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	1,517,517
	Ally Financial Inc
100,000	4.13%, 02/13/2022	98,250
50,000	4.63%, 05/19/2022	50,250
100,000	4.63%, 03/30/2025	98,625
100,000	5.75%, 11/20/2025	97,750
875,000	American International Group Inc 4.50%, 07/16/2044	825,237
1,120,000	American Tower Corp 3.40%, 02/15/2019	1,148,156
350,000	Associated Banc-Corp 4.25%, 01/15/2025	355,797
100,000	Banco Bradesco SA 6.75%, 09/29/2019	106,000
2,400,000	Bank of America Corp 5.00%, 05/13/2021	2,663,736
200,000	Bank of China Ltd 5.00%, 11/13/2024	208,009
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	235,830
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	530,975
	Capital One Financial Corp
300,000	2.45%, 04/24/2019	303,187
320,000	4.20%, 10/29/2025	324,002
350,000	Capital One NA 2.95%, 07/23/2021	351,905
200,000	China Overseas Finance Cayman V Ltd 3.95%, 11/15/2022	205,319
25,000	CIT Group Inc(a) 6.63%, 04/01/2018	26,281
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,471,670
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	475,507
325,000	City National Corp 5.25%, 09/15/2020	364,095
500,000	CNA Financial Corp 5.88%, 08/15/2020	558,070
400,000	Comerica Inc 3.80%, 07/22/2026	388,068
	Compass Bank
500,000	2.75%, 09/29/2019	497,921
400,000	3.88%, 04/10/2025	375,165
400,000	Crown Castle International Corp 4.45%, 02/15/2026	415,899
250,000	Discover Financial Services 3.85%, 11/21/2022	247,590
780,000	Fifth Third Bancorp 2.30%, 03/01/2019	787,057
200,000	FMR LLC(a) 7.57%, 06/15/2029	275,526
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	$ 211,217
2,236,000	General Electric Capital International Funding Co(a) 3.37%, 11/15/2025	2,386,024
200,000	Global Bank Corp(a) 5.13%, 10/30/2019	203,000
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,227
1,000,000	2.63%, 01/31/2019	1,019,770
750,000	5.38%, 03/15/2020	832,225
1,250,000	5.25%, 07/27/2021	1,407,031
500,000	3.50%, 01/23/2025	504,664
	Health Care REIT Inc
375,000	4.13%, 04/01/2019	393,464
510,000	4.00%, 06/01/2025	510,278
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,304,113
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	457,754
100,000	4.50%, 02/01/2026	101,115
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	318,997
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,422,037
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(c) 8.13%, 07/15/2019	92,000
200,000	HUB International Ltd(a) 7.88%, 10/01/2021	197,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,018,206
100,000	ICICI Bank Ltd(a) 5.75%, 11/16/2020	112,779
200,000	Industrial & Commercial Bank of China Ltd(b)(f) 6.00%, Perpetual	207,771
180,000	Invesco Finance PLC 3.75%, 01/15/2026	187,574
100,000	Iron Mountain Inc 5.75%, 08/15/2024	102,500
	Jefferies Group LLC
1,400,000	6.88%, 04/15/2021	1,580,739
550,000	5.13%, 01/20/2023	552,010
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	606,953
2,195,000	3.38%, 05/01/2023	2,204,087
90,000	Kimco Realty Corp 3.40%, 11/01/2022	91,231
200,000	Korea Development Bank 2.50%, 03/11/2020	204,226
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	254,817
850,000	4.95%, 05/01/2022	925,464
600,000	4.25%, 06/15/2023	618,388
390,000	Liberty Property LP 3.75%, 04/01/2025	388,640
	Lincoln National Corp
1,000,000	8.75%, 07/01/2019	1,195,029
225,000	4.20%, 03/15/2022	236,346
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	$ 1,009,586
	Massachusetts Mutual Life Insurance Co(a)
1,000,000	5.38%, 12/01/2041	1,096,874
350,000	4.50%, 04/15/2065	322,912
350,000	MetLife Inc 4.05%, 03/01/2045	331,094
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,116,262
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,031,244
1,500,000	5.00%, 11/24/2025	1,623,327
	MUFG Union Bank NA
250,000	2.63%, 09/26/2018	254,459
250,000	2.25%, 05/06/2019	251,483
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	609,753
1,150,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,695,417
	Navient Corp
50,000	5.50%, 01/25/2023	42,500
75,000	5.88%, 10/25/2024	63,563
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,049,521
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,229,156
	Power Sector Assets & Liabilities Management Corp
100,000	7.25%, 05/27/2019	116,000
100,000	7.39%, 12/02/2024	133,039
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	135,828
1,300,000	Prologis LP 3.35%, 02/01/2021	1,354,255
225,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	218,250
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	200,188
244,000	5.63%, 04/01/2024	270,311
290,000	Regions Financial Corp 3.20%, 02/08/2021	292,412
75,000	RHP Hotel Properties LP / RHP Finance Corp 5.00%, 04/15/2023	76,688
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a) 5.10%, 07/25/2018	203,196
550,000	State Street Corp 3.30%, 12/16/2024	572,141
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	239,907
300,000	4.25%, 07/18/2024	296,945
	SunTrust Banks Inc
425,000	2.50%, 05/01/2019	429,020
310,000	2.90%, 03/03/2021	314,528
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	994,552
Principal Amount		Fair Value
Financial — (continued)
$ 440,000	TIAA Asset Management Finance Co LLC(a) 4.13%, 11/01/2024	$ 454,719
500,000	UDR Inc 4.63%, 01/10/2022	540,975
250,000	Visa Inc 3.15%, 12/14/2025	260,969
200,000	Vnesheconombank Via VEB Finance PLC(a) 5.38%, 02/13/2017	202,545
	Wells Fargo & Co
1,000,000	4.30%, 07/22/2027	1,061,044
340,000	4.90%, 11/17/2045	364,936
500,000	WP Carey Inc 4.60%, 04/01/2024	508,622
		60,379,385
Industrial — 3.66%
100,000	Accudyne Industries Borrower / Accudyne Industries LLC(a) 7.75%, 12/15/2020	79,000
150,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	140,625
50,000	Allegion PLC 5.88%, 09/15/2023	52,625
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,375
50,000	Anixter Inc(a) 5.50%, 03/01/2023	50,625
250,000	Ardagh Packaging Finance PLC(a) 9.13%, 10/15/2020	258,750
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	483,622
	Ball Corp
125,000	4.00%, 11/15/2023	123,125
25,000	5.25%, 07/01/2025	26,250
200,000	Belden Inc(a) 5.50%, 09/01/2022	201,000
250,000	Berry Plastics Corp 5.50%, 05/15/2022	257,500
50,000	Building Materials Corp of America(a) 6.00%, 10/15/2025	52,875
1,000,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	1,236,856
200,000	BWAY Holding Co(a) 9.13%, 08/15/2021	178,500
150,000	Cleaver-Brooks Inc(a) 8.75%, 12/15/2019	141,750
	Embraer Overseas Ltd
1,407,000	5.70%, 09/16/2023(a)	1,329,615
20,000	5.70%, 09/16/2023	18,900
50,000	EnerSys (a) 5.00%, 04/30/2023	48,250
125,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	75,000
135,000	Flextronics International Ltd 4.75%, 06/15/2025	131,963
150,000	Gardner Denver Inc(a) 6.88%, 08/15/2021	122,625
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 175,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	$ 149,625
144,000	General Electric Capital Corp 5.50%, 01/08/2020	165,176
120,000	Hubbell Inc 5.95%, 06/01/2018	130,630
500,000	Kansas City Southern de Mexico SA de CV(a) 3.00%, 05/15/2023	485,411
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	779,534
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	466,478
50,000	Manitowoc Foodservice Inc(a) 9.50%, 02/15/2024	54,500
1,000,000	Masco Corp 7.13%, 03/15/2020	1,151,250
100,000	Milacron LLC / Mcron Finance Corp(a) 7.75%, 02/15/2021	92,000
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	349,674
125,000	Multi-Color Corp(a) 6.13%, 12/01/2022	126,875
100,000	NCI Building Systems Inc(a) 8.25%, 01/15/2023	105,250
100,000	Nortek Inc 8.50%, 04/15/2021	103,750
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	49,625
75,000	6.38%, 08/15/2025	78,844
460,000	Packaging Corp of America 3.65%, 09/15/2024	456,245
50,000	Pactiv LLC 7.95%, 12/15/2025	46,000
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 2.50%, 06/15/2019	646,270
350,000	Pentair Inc 5.00%, 05/15/2021	371,520
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
175,000	5.75%, 10/15/2020	179,594
100,000	8.25%, 02/15/2021	102,500
130,000	Roper Technologies Inc 3.85%, 12/15/2025	134,306
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,009,068
	Sealed Air Corp(a)
50,000	5.25%, 04/01/2023	52,875
100,000	5.13%, 12/01/2024	103,750
250,000	Textron Financial Corp(a)(f) 6.00%, 02/15/2067	180,000
	Textron Inc
300,000	4.30%, 03/01/2024	310,534
155,000	3.88%, 03/01/2025	156,228
	TransDigm Inc
200,000	5.50%, 10/15/2020	200,600
75,000	6.50%, 07/15/2024	74,415
	USG Corp(a)
50,000	5.88%, 11/01/2021	52,250
50,000	5.50%, 03/01/2025	52,000
Principal Amount		Fair Value
Industrial — (continued)
	Valmont Industries Inc
$ 51,000	6.63%, 04/20/2020	$ 57,255
800,000	5.25%, 10/01/2054	687,887
150,000	WESCO Distribution Inc 5.38%, 12/15/2021	151,500
50,000	Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp(a)(c) 9.75%, 06/15/2019	22,750
125,000	Zebra Technologies Corp 7.25%, 10/15/2022	135,625
		14,533,625
Technology — 1.93%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	438,967
100,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	65,500
800,000	Apple Inc 3.25%, 02/23/2026	835,253
110,000	Autodesk Inc 4.38%, 06/15/2025	112,409
75,000	Blackboard Inc(a) 7.75%, 11/15/2019	60,375
200,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	144,000
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,780,000
150,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	154,500
	Emdeon Inc
75,000	11.00%, 12/31/2019	79,312
75,000	6.00%, 02/15/2021(a)	73,125
125,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	122,500
125,000	Entegris Inc(a) 6.00%, 04/01/2022	126,875
	Fidelity National Information Services Inc
805,000	3.88%, 06/05/2024	805,661
280,000	5.00%, 10/15/2025	302,363
	First Data Corp(a)
75,000	5.38%, 08/15/2023	76,875
125,000	7.00%, 12/01/2023	126,250
250,000	5.75%, 01/15/2024	249,975
210,000	Hewlett Packard Enterprise Co(a) 3.60%, 10/15/2020	218,367
50,000	IHS Inc 5.00%, 11/01/2022	51,813
200,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(c) 7.13%, 05/01/2021	149,500
200,000	Infor US Inc 6.50%, 05/15/2022	182,000
260,000	Intel Corp 4.90%, 07/29/2045	291,608
175,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	168,875
	Micron Technology Inc(a)
75,000	5.25%, 08/01/2023	61,313
50,000	5.25%, 01/15/2024	40,250
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 50,000	Microsemi Corp(a) 9.13%, 04/15/2023	$ 54,875
50,000	MSCI Inc(a) 5.75%, 08/15/2025	52,625
	NCR Corp
150,000	4.63%, 02/15/2021	149,250
50,000	6.38%, 12/15/2023	51,500
125,000	Nuance Communications Inc(a) 5.38%, 08/15/2020	126,797
50,000	Qorvo Inc(a) 7.00%, 12/01/2025	52,000
	Sensata Technologies BV(a)
50,000	5.63%, 11/01/2024	52,000
75,000	5.00%, 10/01/2025	75,562
100,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	100,500
150,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	149,250
75,000	SS&C Technologies Holdings Inc(a) 5.88%, 07/15/2023	77,437
		7,659,462
Utilities — 3.45%
190,000	Ameren Corp 3.65%, 02/15/2026	194,868
50,000	AmeriGas Partners LP / AmeriGas Finance Corp 6.50%, 05/20/2021	50,750
450,000	Appalachian Power Co 3.40%, 06/01/2025	460,400
820,000	Atmos Energy Corp 4.13%, 10/15/2044	832,017
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	661,020
	Calpine Corp
50,000	5.88%, 01/15/2024(a)	52,500
150,000	5.75%, 01/15/2025	144,000
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,405,184
400,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	435,328
	Electricite de France SA(a)
500,000	5.63%, Perpetual(b)(f)	457,500
1,225,000	5.60%, 01/27/2040	1,333,307
500,000	Enel Finance International NV(a) 6.00%, 10/07/2039	586,850
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	996,102
250,000	5.75%, 10/01/2041	244,407
1,484	FPL Energy National Wind Portfolio LLC(a)(d) 6.13%, 03/25/2019	1,484
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	97,965
515,000	Gulf Power Co 4.55%, 10/01/2044	530,525
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	109,507
Principal Amount		Fair Value
Utilities — (continued)
$ 170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	$ 175,513
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023	1,578,105
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	558,304
400,000	2.70%, 09/15/2019	404,352
175,000	NRG Energy Inc 6.25%, 05/01/2024	160,563
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	101,383
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	514,586
250,000	PPL WEM Holdings Ltd(a) 5.38%, 05/01/2021	277,253
	Sempra Energy
250,000	9.80%, 02/15/2019	300,715
300,000	3.55%, 06/15/2024	304,444
250,000	TECO Finance Inc 5.15%, 03/15/2020	271,823
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	467,493
		13,708,248
TOTAL CORPORATE BONDS AND NOTES — 50.88% (Cost $204,169,132)		$202,268,857
FOREIGN GOVERNMENT BONDS AND NOTES
168,244	Argentine Republic Government International Bond(g) 8.28%, 12/31/2033	196,425
100,000	Banco Nacional de Desenvolvimento Economico e Social(a) 6.50%, 06/10/2019	103,100
	Brazilian Government International Bond
500,000	4.25%, 01/07/2025	458,750
200,000	5.63%, 01/07/2041	172,500
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	208,500
200,000	5.00%, 06/15/2045	186,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	549,330
200,000	Croatia Government International Bond 6.00%, 01/26/2024	217,648
150,000	Dominican Republic International Bond(a) 5.88%, 04/18/2024	153,750
200,000	Export-Import Bank of China Via Avi Funding Co Ltd 3.80%, 09/16/2025	210,988
200,000	Export-Import Bank of India 3.88%, 10/02/2019	208,502
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	72,501
70,000	6.25%, 01/29/2020	77,825
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 70,000	6.38%, 03/29/2021	$ 79,524
	Indonesia Government International Bond
250,000	5.88%, 03/13/2020	278,048
500,000	4.13%, 01/15/2025	502,267
300,000	4.75%, 01/08/2026(a)	314,732
200,000	Industrial Bank of Korea(a) 2.00%, 04/23/2020	199,614
	Mexico Government International Bond
342,000	3.60%, 01/30/2025	348,840
1,600,000	4.75%, 03/08/2044	1,596,000
100,000	Philippine Government International Bond 4.00%, 01/15/2021	109,790
160,000	Poland Government International Bond 6.38%, 07/15/2019	181,901
200,000	Republic of El Salvador 7.63%, 02/01/2041	169,500
100,000	Republic of Ghana 8.50%, 10/04/2017	98,450
200,000	Republic of Lebanon 6.65%, 02/26/2030	194,948
100,000	Republic of Peru 5.63%, 11/18/2050	112,500
200,000	Republic of Senegal 6.25%, 07/30/2024	186,000
300,000	Republic of Turkey 4.25%, 04/14/2026	292,068
200,000	Republic of Uruguay 5.10%, 06/18/2050	186,000
50,000	Romanian Government International Bond 4.38%, 08/22/2023	53,160
200,000	Russian Foreign Eurobond(a) 5.63%, 04/04/2042	202,178
100,000	South Africa Government International Bond 5.88%, 05/30/2022	108,375
200,000	Turkey Government International Bond 5.75%, 03/22/2024	216,920
	Ukraine Government International Bond(a)
165,000	7.75%, 09/01/2020	154,762
40,000	4.68%, 05/31/2040(f)	13,075
	Venezuela Government International Bond
400,000	6.00%, 12/09/2020	134,000
100,000	7.65%, 04/21/2025	33,250
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.16% (Cost $8,510,510)		$ 8,581,721
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.12%
$ 3,500,000	Citigroup Commercial Mortgage Trust(f) Series 2013-GC11 Class B 3.73%, 04/10/2046	$ 3,534,094
	Commerical Mortgage Pass Through Certificates(f)
	Series 2013-CR8 Class B
2,650,000	3.97%, 06/10/2046(a)	2,730,919
	Series 2014-LC17 Class B
450,000	4.49%, 10/10/2047	471,064
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Class B
2,325,000	4.74%, 05/10/2045	2,481,856
	Series 2014-GC24 Class B
675,000	4.51%, 09/10/2047(f)	709,020
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(f) Series 2013-C6 Class B 3.88%, 04/10/2046	2,458,678
		12,385,631
U.S. Government Agency — 25.64%
	Federal Home Loan Mortgage Corp
34,490	5.50%, 02/01/2018	35,535
29,531	4.00%, 12/01/2020	30,721
9,648	4.50%, 04/01/2021	10,013
26,914	6.00%, 05/01/2021	28,311
20,375	4.50%, 07/01/2021	21,065
19,195	5.00%, 03/01/2022	20,514
18,020	6.00%, 11/01/2033	20,743
14,375	6.00%, 04/01/2035	16,268
55,786	4.50%, 05/01/2035	60,706
178,523	5.50%, 08/01/2035	200,517
104,640	4.50%, 11/01/2035	114,002
13,562	6.50%, 02/01/2036	15,439
35,464	4.50%, 03/01/2036	38,628
31,978	6.00%, 03/01/2036	36,736
16,590	5.50%, 06/01/2036	18,407
93,758	5.50%, 08/01/2036	104,541
9,714	6.00%, 08/01/2037	11,054
56,646	7.00%, 08/01/2037	66,947
188,786	5.00%, 04/01/2038	207,222
541,746	5.50%, 05/01/2038	606,352
304,602	4.50%, 03/01/2039	331,307
846,917	4.50%, 05/01/2039	920,991
296,573	4.00%, 09/01/2040	317,297
828,980	5.00%, 09/01/2040	909,938
389,628	3.50%, 12/01/2040	408,419
1,625,161	4.00%, 12/01/2040	1,739,167
1,562,290	5.00%, 02/01/2041	1,722,362
2,394,442	3.50%, 12/01/2041	2,510,133
136,700	4.00%, 09/01/2043	145,994
11,389,002	4.00%, 01/01/2044	12,163,437
6,332,560	4.00%, 03/01/2044	6,762,285
2,403,837	4.50%, 04/01/2044	2,613,662
4,322,208	3.50%, 05/01/2044	4,527,933
5,652,609	3.50%, 12/01/2044	5,940,532
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,088,448	4.50%, 12/01/2044	$ 2,271,208
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(f)
	Series 2013-K25 Class B
5,625,000	3.62%, 11/25/2045	5,688,528
	Series 2015-K49 Class B
800,000	3.72%, 10/25/2048	670,524
430,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(f) Series 2014-DN2 Class M 2.08%, 04/25/2024	425,262
	Federal National Mortgage Association
24,566	5.00%, 02/01/2018	25,428
43,012	4.50%, 06/01/2018	44,489
1,803,089	3.50%, 01/01/2031	1,901,993
26,288	4.50%, 08/01/2035	28,777
55,276	6.00%, 02/01/2036	63,190
168,760	5.50%, 03/01/2036	189,831
170,740	6.50%, 06/01/2036	201,385
319,048	6.00%, 02/01/2037	363,550
161,497	6.00%, 03/01/2037	184,194
1,094	6.50%, 04/01/2037	1,270
89,231	6.00%, 08/01/2037	101,864
58,261	6.50%, 08/01/2037	66,633
1,543,367	4.50%, 07/01/2039	1,683,564
1,762,589	4.00%, 02/01/2041	1,888,597
11,509,707	4.50%, 02/01/2041	12,563,363
1,255,743	4.50%, 07/01/2041	1,368,263
970,635	4.00%, 10/01/2041	1,039,994
2,075,629	3.50%, 12/01/2041	2,180,508
2,734,219	4.00%, 12/01/2041	2,929,404
2,695,720	3.50%, 07/01/2042	2,832,875
4,516,246	4.00%, 04/01/2044	4,839,181
6,452,406	4.00%, 01/01/2045	6,896,345
1,067,407	3.50%, 08/01/2045	1,119,673
341,190	2.45%, 03/01/2047(f)	357,936
	Federal National Mortgage Association Connecticut Avenue Securities(f)
	Series 2014-C02 Class M2
430,000	3.03%, 05/25/2024	382,063
	Series 2014-C03 Class M2
510,000	3.43%, 07/25/2024	468,523
	Government National Mortgage Association
1,104,910	4.00%, 02/20/2045	1,181,446
3,671,794	4.50%, 01/20/2046	3,941,077
	Series 2011-H15 Class FA
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,377,239	0.88%, 06/20/2061(f)	$ 1,364,698
		101,942,814
TOTAL MORTGAGE-BACKED SECURITIES — 28.76% (Cost $112,472,526)		$114,328,445
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
500,000	0.13%, 04/15/2017	527,509
2,800,000	0.13%, 04/15/2019	2,892,106
3,200,000	0.13%, 01/15/2022	3,399,017
2,410,000	0.13%, 07/15/2022(h)	2,525,941
3,000,000	0.63%, 01/15/2024	3,171,683
	United States Treasury Note/Bond
1,000,000	0.75%, 02/15/2019	997,051
1,300,000	1.13%, 04/30/2020	1,301,828
580,000	2.00%, 07/31/2020	600,595
1,500,000	2.13%, 08/31/2020	1,561,524
1,000,000	1.38%, 09/30/2020	1,008,359
600,000	1.75%, 10/31/2020	614,742
300,000	2.00%, 11/30/2020	310,769
460,000	2.13%, 06/30/2021	479,388
615,000	1.88%, 08/31/2022	629,318
1,235,000	1.75%, 09/30/2022	1,253,960
500,000	1.88%, 10/31/2022	511,465
2,000,000	1.75%, 01/31/2023	2,027,656
2,705,000	2.38%, 08/15/2024	2,848,703
13,865,000	2.00%, 02/15/2025	14,161,253
280,000	2.13%, 05/15/2025	288,651
1,940,000	2.00%, 08/15/2025	1,977,285
3,420,000	2.25%, 11/15/2025	3,559,338
110,000	1.63%, 02/15/2026	108,401
200,000	3.38%, 05/15/2044	231,852
480,000	3.13%, 08/15/2044	531,000
3,900,000	3.00%, 11/15/2044	4,208,498
6,800,000	2.50%, 02/15/2045	6,630,530
2,610,000	2.88%, 08/15/2045	2,745,394
2,470,000	3.00%, 11/15/2045	2,666,538
TOTAL U.S. TREASURY BONDS AND NOTES — 16.04% (Cost $61,691,846)		$ 63,770,354
Shares
EXCHANGE TRADED FUNDS
8,000	iShares JP Morgan USD Emerging Markets Bond ETF	882,800

EXCHANGE TRADED FUNDS — 0.22% (Cost $833,347)		$ 882,800
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.61%
$2,000,000	Federal Home Loan Bank 0.16%, 04/26/2016	$ 1,999,970
4,420,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	4,420,000
SHORT TERM INVESTMENTS — 1.61% (Cost $6,419,970)		$ 6,419,970
TOTAL INVESTMENTS — 99.94% (Cost $395,147,261)		$397,302,543
OTHER ASSETS & LIABILITIES, NET — 0.06%		$ 237,586
TOTAL NET ASSETS — 100.00%		$397,540,129
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $61,336,091 and $61,287,152, respectively, representing 15.42% of net assets.
(b)	Security has no contractual maturity date and pays an indefinite stream of interest.
(c)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Security in default; some interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $101,976 and $19,250, respectively, representing 0.01% of net assets.
(f)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(g)	Security in default; no interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $169,927 and $196,425, respectively, representing 0.05% of net assets.
(h)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At March 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,352	$1,484	0.00%
Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC	5.88	05/15/2021	05/08/2013-10/02/2014	173,846	175,437	0.04
				$175,198	$176,921	0.04%
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Euro-BOBL Short Futures	64	EUR	8,390,400	June 2016	$ (6,200)
U.S. 2 Year Treasury Note Long Futures	270	USD	59,062,500	June 2016	155,155
U.S. 5 Year Treasury Note Long Futures	941	USD	114,015,383	June 2016	439,222
U.S. 10 Year Treasury Note Short Futures	1,183	USD	154,252,109	June 2016	(303,436)
U.S. 10 Year Ultra Short Futures	1	USD	140,750	June 2016	(938)
U.S. Long Bond Short Futures	21	USD	3,453,188	June 2016	8,695
U.S. Ultra Bond Long Futures	8	USD	1,380,250	June 2016	(4,563)
				Net Appreciation	$ 287,935
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

March 31, 2016

Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,050,396	$ —	$ 1,050,396
Corporate Bonds and Notes	—	202,268,857	—	202,268,857
Foreign Government Bonds and Notes	—	8,581,721	—	8,581,721
Mortgage-Backed Securities	—	114,328,445	—	114,328,445
U.S. Treasury Bonds and Notes	—	63,770,354	—	63,770,354
Exchange Traded Funds	882,800	—	—	882,800
Short Term Investments	—	6,419,970	—	6,419,970
Total investments, at fair value:	882,800	396,419,743	0	397,302,543
Other Financial Investments:
Futures Contracts(a)	603,072	—	—	603,072
Total Assets	$ 1,485,872	$ 396,419,743	$ 0	$ 397,905,615
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (315,137)	$ —	$ —	$ (315,137)
Total Liabilities	$ (315,137)	$ 0	$ 0	$ (315,137)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2016

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$395,195,410
Gross unrealized appreciation on investments	10,025,718
Gross unrealized depreciation on investments	(7,918,585)
Net unrealized appreciation on investments	$2,107,133
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 2,051 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.88%
55,833	Carpenter Technology Corp(a)	$ 1,911,164
11,717	Celanese Corp Series A	767,464
106,210	Freeport-McMoRan Copper & Gold Inc(a)	1,098,211
4,562	Minerals Technologies Inc	259,350
96,915	Newmont Mining Corp	2,576,001
85,715	Nucor Corp	4,054,319
69,986	Reliance Steel & Aluminum Co	4,842,331
9,370	Sherwin-Williams Co	2,667,358
215,634	Steel Dynamics Inc	4,853,921
80,091	Westlake Chemical Corp	3,708,213
		26,738,332
Communications — 3.15%
36,616	ARRIS International PLC(b)	839,239
148,893	Cablevision Systems Corp Class A	4,913,469
47,242	CenturyLink Inc	1,509,854
27,468	Interpublic Group of Cos Inc	630,390
108,690	Juniper Networks Inc	2,772,682
25,530	Level 3 Communications Inc(b)	1,349,260
13,073	Plantronics Inc	512,331
211,981	Symantec Corp	3,896,211
119,766	Viavi Solutions Inc(b)	821,595
		17,245,031
Consumer, Cyclical — 9.80%
171,667	Allison Transmission Holdings Inc	4,631,576
17,064	American Eagle Outfitters Inc(a)	284,457
161,979	Chico's FAS Inc	2,149,461
4,979	Cinemark Holdings Inc	178,398
33,662	Darden Restaurants Inc	2,231,791
32,477	DR Horton Inc	981,780
3,058	Genuine Parts Co	303,843
86,600	HD Supply Holdings Inc(b)	2,863,862
45,939	HSN Inc	2,403,069
115,842	JetBlue Airways Corp(b)	2,446,583
35,287	Kohl's Corp(a)	1,644,727
19,831	L Brands Inc	1,741,360
19,088	Lear Corp	2,122,013
10,781	Leggett & Platt Inc	521,800
202,949	Liberty Interactive Corp Class A(b)	5,124,462
24,402	Mohawk Industries Inc(b)	4,658,342
9,769	MSC Industrial Direct Co Inc Class A	745,472
12,614	PACCAR Inc	689,860
16,299	PVH Corp	1,614,579
22,275	Ross Stores Inc	1,289,722
4,999	Tempur Sealy International Inc(b)	303,889
6,207	Tupperware Brands Corp(a)	359,882
31,045	Vista Outdoor Inc(b)	1,611,546
30,381	Watsco Inc	4,093,536
31,683	Whirlpool Corp	5,713,712
Shares		Fair Value
Consumer, Cyclical — (continued)
62,233	World Fuel Services Corp	$ 3,023,279
		53,733,001
Consumer, Non-Cyclical — 11.18%
13,126	ADT Corp	541,579
14,262	Alkermes PLC(b)	487,618
4,258	Boston Beer Co Inc Class A(a)(b)	788,028
21,727	Bunge Ltd	1,231,269
59,354	Coca-Cola Enterprises Inc	3,011,622
159,277	ConAgra Foods Inc	7,106,940
14,410	CR Bard Inc	2,920,475
23,274	Dentsply Sirona Inc	1,434,377
113,996	Flowers Foods Inc	2,104,366
116,128	Hologic Inc(b)	4,006,416
5,522	Incyte Corp(b)	400,179
41,064	JM Smucker Co	5,331,750
14,707	KAR Auction Services Inc	560,925
2,358	Kellogg Co	180,505
3,486	Mallinckrodt PLC(a)(b)	213,622
74,493	Owens & Minor Inc	3,011,007
44,540	Pinnacle Foods Inc	1,990,047
131,288	Quanta Services Inc(b)	2,961,857
74,430	SEI Investments Co	3,204,211
7,371	Sprouts Farmers Market Inc(b)	214,054
122,726	Sysco Corp	5,734,986
72,356	Tyson Foods Inc Class A	4,823,251
7,987	United Therapeutics Corp(b)	889,991
28,096	Vantiv Inc Class A(b)	1,513,812
6,765	VCA Inc(b)	390,273
44,661	WellCare Health Plans Inc(b)	4,142,308
19,422	Zimmer Biomet Holdings Inc	2,070,968
		61,266,436
Energy — 8.34%
172,958	Chesapeake Energy Corp(a)	712,587
35,244	Cimarex Energy Co	3,428,184
189,015	Cobalt International Energy Inc(a)(b)	561,375
21,935	Columbia Pipeline Group Inc	550,569
20,091	Concho Resources Inc(b)	2,029,995
6,957	Continental Resources Inc(a)(b)	211,215
34,900	CVR Energy Inc(a)	910,890
85,603	Energen Corp	3,132,214
111,333	FMC Technologies Inc(b)	3,046,071
40,860	Gulfport Energy Corp(b)	1,157,972
29,347	Hess Corp	1,545,120
62,453	HollyFrontier Corp	2,205,840
178,337	Marathon Oil Corp(a)	1,986,674
29,401	Memorial Resource Development Corp(b)	299,302
16,734	Murphy Oil Corp(a)	421,529
119,206	Nabors Industries Ltd	1,096,695
122,764	Newfield Exploration Co(b)	4,081,903
105,189	Noble Energy Inc	3,303,986
45,960	PBF Energy Inc Class A	1,525,872
58,545	Pioneer Natural Resources Co	8,239,623
64,858	Rowan Cos PLC Class A	1,044,214
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
66,940	Seadrill Ltd ADR(a)(b)	$ 220,902
38,413	Southwestern Energy Co(a)(b)	309,993
344,608	Weatherford International PLC(b)	2,681,050
82,114	Whiting Petroleum Corp(a)(b)	655,270
50,051	WPX Energy Inc(b)	349,856
		45,708,901
Financial — 31.25%
3,482	Affiliated Managers Group Inc(b)	565,477
3,015	Alliance Data Systems Corp(b)	663,300
129,714	Allied World Assurance Co Holdings AG	4,532,207
45,125	Ameriprise Financial Inc	4,242,201
126,746	Apartment Investment & Management Co REIT Class A	5,300,518
18,471	Arch Capital Group Ltd(b)	1,313,288
52,948	Aspen Insurance Holdings Ltd	2,525,620
60,923	Assured Guaranty Ltd	1,541,352
64,789	Camden Property Trust REIT	5,448,107
358,085	CBL & Associates Properties Inc REIT	4,261,211
70,875	CoreLogic Inc(b)	2,459,362
76,910	DDR Corp REIT	1,368,229
192,814	E*TRADE Financial Corp(b)	4,722,015
244,630	Empire State Realty Trust Inc REIT Class A	4,288,364
165,009	Equity Commonwealth REIT(b)	4,656,554
54,366	Equity LifeStyle Properties Inc REIT	3,954,039
4,492	Essex Property Trust Inc REIT	1,050,499
15,604	Federated Investors Inc Class B	450,175
363,648	Fifth Third Bancorp	6,069,285
81,966	Hospitality Properties Trust REIT	2,177,017
17,167	Host Hotels & Resorts Inc REIT	286,689
22,509	Intercontinental Exchange Inc	5,292,766
50,200	Iron Mountain Inc REIT(a)	1,702,282
504,160	KeyCorp	5,565,926
20,871	Lamar Advertising Co REIT Class A(a)	1,283,567
145,320	Lincoln National Corp	5,696,544
105,719	Mack-Cali Realty Corp REIT	2,484,396
51,492	Mid-America Apartment Communities Inc REIT	5,262,997
137,206	Outfront Media Inc REIT	2,895,047
48,859	Piedmont Office Realty Trust Inc REIT Class A	992,326
73,562	Post Properties Inc REIT	4,394,594
91,149	Principal Financial Group Inc	3,595,828
187,914	Prologis Inc REIT	8,302,041
6,703	Realogy Holdings Corp(b)	242,045
127,858	Regions Financial Corp	1,003,685
54,698	Reinsurance Group of America Inc	5,264,682
91,836	Santander Consumer USA Holdings Inc(b)	963,360
Shares		Fair Value
Financial — (continued)
23,314	Senior Housing Properties Trust REIT	$ 417,087
2,168	Sovran Self Storage Inc REIT	255,716
155,577	SunTrust Banks Inc	5,613,218
232,462	Synchrony Financial(b)	6,662,361
131,578	Synovus Financial Corp	3,803,920
5,861	T Rowe Price Group Inc	430,549
43,395	Taubman Centers Inc REIT	3,091,026
121,718	TCF Financial Corp	1,492,263
93,483	Torchmark Corp	5,063,039
199,794	Umpqua Holdings Corp	3,168,733
86,025	Unum Group	2,659,893
227,817	VEREIT Inc REIT	2,020,737
144,218	Washington Federal Inc	3,266,538
72,451	WisdomTree Investments Inc(a)	828,115
414,498	WP Glimcher Inc REIT	3,933,586
91,478	WR Berkley Corp	5,141,064
167,597	XL Group PLC	6,167,570
19,937	Zions Bancorporation	482,675
		171,315,685
Industrial — 7.98%
70,373	Agilent Technologies Inc	2,804,364
27,886	B/E Aerospace Inc	1,286,102
24,274	Bemis Co Inc	1,256,908
22,900	Carlisle Cos Inc	2,278,550
11,359	Crown Holdings Inc(b)	563,293
179,726	Flextronics International Ltd(b)	2,167,496
6,612	Granite Construction Inc	316,054
191,920	Graphic Packaging Holding Co	2,466,172
29,973	Hubbell Inc	3,175,040
12,701	KBR Inc	196,611
82,108	Kennametal Inc	1,846,609
42,561	L-3 Communications Holdings Inc	5,043,478
5,853	Landstar System Inc	378,162
9,788	Regal Beloit Corp	617,525
6,093	Roper Technologies Inc	1,113,618
39,238	Spirit AeroSystems Holdings Inc Class A(b)	1,779,836
21,648	Stanley Black & Decker Inc	2,277,586
67,074	Tyco International PLC	2,462,286
11,295	Valmont Industries Inc	1,398,773
33,460	Vulcan Materials Co	3,532,372
89,966	Westrock Co	3,511,373
79,857	Xylem Inc	3,266,151
		43,738,359
Technology — 8.99%
32,912	Activision Blizzard Inc	1,113,742
222,573	Allscripts Healthcare Solutions Inc(b)	2,940,189
50,944	Applied Materials Inc	1,078,994
405,581	Brocade Communications Systems Inc	4,291,047
90,423	Cadence Design Systems Inc(b)	2,132,174
15,363	CDK Global Inc	715,148
52,606	Citrix Systems Inc(b)	4,133,780
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
4,232	Dun & Bradstreet Corp	$ 436,235
56,705	KLA-Tencor Corp	4,128,691
7,809	Lam Research Corp	645,023
147,370	Maxim Integrated Products Inc	5,420,269
29,260	NCR Corp(b)	875,752
96,045	NetApp Inc	2,621,068
188,115	Nuance Communications Inc(b)	3,515,869
17,155	NVIDIA Corp	611,233
183,773	ON Semiconductor Corp(b)	1,762,383
56,158	Rackspace Hosting Inc(b)	1,212,451
91,255	Synopsys Inc(b)	4,420,392
46,647	Teradata Corp(b)	1,224,017
220,253	Teradyne Inc	4,755,262
21,286	Western Digital Corp	1,005,551
5,309	Xilinx Inc	251,806
		49,291,076
Utilities — 11.76%
481,570	AES Corp	5,682,526
125,486	Ameren Corp	6,286,849
342,748	Calpine Corp(b)	5,199,487
107,895	CenterPoint Energy Inc	2,257,163
2,341	DTE Energy Co	212,235
16,849	Entergy Corp	1,335,789
190,797	FirstEnergy Corp	6,862,968
157,379	Great Plains Energy Inc	5,075,473
114,437	MDU Resources Group Inc	2,226,944
71,177	NiSource Inc	1,676,930
289,044	NRG Energy Inc	3,760,463
6,962	OGE Energy Corp	199,322
35,230	Pinnacle West Capital Corp	2,644,716
123,483	PPL Corp	4,700,998
16,721	Public Service Enterprise Group Inc	788,228
21,095	Questar Corp	523,156
76,799	Sempra Energy	7,990,936
232,165	Talen Energy Corp(b)	2,089,485
122,608	UGI Corp	4,939,876
		64,453,544
TOTAL COMMON STOCK — 97.33% (Cost $518,247,804)		$533,490,365
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.61%
$2,096,124	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $2,096,124 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(c)
		$ 2,096,124
2,096,124	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $2,096,124 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(c)	2,096,124
2,096,125	Undivided interest of 2.70% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $2,096,125 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(c)	2,096,125
441,207	Undivided interest of 3.06% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $441,207 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(c)	441,207
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$2,096,124	Undivided interest of 5.46% in a repurchase agreement (principal amount/value $38,421,142 with a maturity value of $38,421,462) with Barclays Capital Inc, 0.30%, dated 3/31/16 to be repurchased at $2,096,124 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 5/15/17 - 11/15/45, with a value of $39,189,569.(c)
$ 2,096,124
SHORT TERM INVESTMENTS — 1.61% (Cost $8,825,704)	$ 8,825,704
TOTAL INVESTMENTS — 98.94% (Cost $527,073,508)	$542,316,069
OTHER ASSETS & LIABILITIES, NET — 1.06%	$ 5,836,914
TOTAL NET ASSETS — 100.00%	$548,152,983
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	68	USD	9,800,160	June 2016	$376,190
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 533,490,365	$ —	$ —	$ 533,490,365
Short Term Investments	—	8,825,704	—	8,825,704
Total investments, at fair value:	533,490,365	8,825,704	0	542,316,069
Other Financial Investments:
Futures Contracts(a)	376,190	—	—	376,190
Total Assets	$ 533,866,555	$ 8,825,704	$ 0	$ 542,692,259
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$532,108,768
Gross unrealized appreciation on investments	38,339,826
Gross unrealized depreciation on investments	(28,132,525)
Net unrealized appreciation on investments	$10,207,301

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 69 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.73%
21,923	Air Liquide SA(a)	$ 2,459,567
9,000	Air Water Inc(a)	133,414
15,905	Akzo Nobel NV(a)	1,084,198
161,468	Alumina Ltd(a)	160,629
87,662	Anglo American PLC(a)(b)	691,025
26,236	Antofagasta PLC(a)(b)	176,281
63,406	ArcelorMittal (a)(b)	286,049
4,316	Arkema SA(a)	323,345
81,000	Asahi Kasei Corp(a)	547,050
58,361	BASF SE(a)(c)	4,388,497
204,533	BHP Billiton Ltd(a)	2,642,929
132,223	BHP Billiton PLC(a)	1,480,488
17,581	Boliden AB(a)	280,447
10,059	Brenntag AG(a)	573,191
8,237	Croda International PLC(a)	358,543
19,600	Daicel Corp(a)	267,176
518	EMS-Chemie Holding AG(a)	268,233
8,392	Evonik Industries AG(a)	250,983
104,728	Fortescue Metals Group Ltd(a)(b)	203,734
14,471	Fresnillo PLC(a)	197,522
4,398	Fuchs Petrolub SE(a)	195,972
593	Givaudan SA(a)	1,162,162
765,944	Glencore PLC(a)	1,721,642
5,700	Hitachi Chemical Co Ltd(a)(c)	102,428
13,100	Hitachi Metals Ltd(a)	135,091
27,123	Iluka Resources Ltd(a)(b)	135,992
100,633	Incitec Pivot Ltd(a)	245,604
28,808	Israel Chemicals Ltd(a)	125,103
31,500	JFE Holdings Inc(a)	423,052
11,896	Johnson Matthey PLC(a)	467,466
11,000	JSR Corp(a)	158,172
12,183	K+S AG(a)(b)	284,156
16,000	Kaneka Corp(a)	137,005
14,500	Kansai Paint Co Ltd(a)	232,745
214,000	Kobe Steel Ltd(a)	188,092
11,509	Koninklijke DSM NV(a)	632,778
22,600	Kuraray Co Ltd(a)	276,192
6,062	LANXESS AG(a)	290,532
11,618	Linde AG(a)	1,688,079
3,314	Lonza Group AG(a)	560,203
88,600	Mitsubishi Chemical Holdings Corp(a)	462,589
27,000	Mitsubishi Gas Chemical Co Inc(a)	145,005
64,000	Mitsubishi Materials Corp(a)	180,567
51,000	Mitsui Chemicals Inc(a)	169,761
47,076	Newcrest Mining Ltd(a)(c)	609,207
8,900	Nippon Paint Holdings Co Ltd(a)	196,860
48,874	Nippon Steel & Sumitomo Metal Corp(a)	936,996
10,500	Nitto Denko Corp(a)	585,097
88,902	Norsk Hydro ASA(a)	365,256
15,112	Novozymes A/S Class B(a)	678,626
4,847	OCI (a)(b)(c)	94,704
48,000	Oji Holdings Corp(a)	192,789
5,773	Randgold Resources Ltd(a)	524,830
27,327	Rio Tinto Ltd(a)	889,802
Shares		Fair Value
Basic Materials — (continued)
79,115	Rio Tinto PLC(a)	$ 2,217,073
25,700	Shin-Etsu Chemical Co Ltd(a)	1,327,353
4,736	Solvay SA(a)	473,502
349,879	South32 Ltd(a)(c)	392,615
34,540	Stora Enso OYJ Class R(a)	308,603
96,000	Sumitomo Chemical Co Ltd(a)	434,535
33,000	Sumitomo Metal Mining Co Ltd(a)	326,500
7,553	Symrise AG(a)	505,689
5,922	Syngenta AG(a)	2,455,835
8,000	Taiyo Nippon Sanso Corp(a)	76,015
61,000	Teijin Ltd(a)	212,420
23,512	ThyssenKrupp AG(a)	486,988
95,000	Toray Industries Inc(a)(b)	810,744
5,792	Umicore SA(a)	287,516
33,892	UPM-Kymmene OYJ(a)	612,755
7,555	Voestalpine AG(a)	251,985
10,979	Yara International ASA(a)	412,149
		43,560,133
Communications — 7.68%
23,446	Altice SA Class A(a)(b)(c)	416,477
7,458	Altice SA Class B(a)(c)	133,979
56,486	Auto Trader Group PLC(a)(c)(d)	316,083
2,905	Axel Springer SE(a)	156,371
114,711	Bezeq The Israeli Telecommunication Corp Ltd(a)	258,909
538,616	BT Group PLC(a)	3,400,508
14,000	Dentsu Inc(a)	702,331
205,051	Deutsche Telekom AG(a)	3,676,228
9,048	Elisa OYJ(a)	351,345
10,800	Eutelsat Communications SA(a)	348,315
13,800	Hakuhodo DY Holdings Inc(a)	156,240
1,200	Hikari Tsushin Inc(a)	91,320
178,900	HKT Trust & HKT Ltd	246,302
1,689	Iliad SA(a)	433,948
27,620	Inmarsat PLC(a)	389,407
246,955	ITV PLC(a)	853,002
4,510	JCDecaux SA(a)	197,390
1,260	Kabel Deutschland Holding AG(a)	141,078
8,500	Kakaku.com Inc(a)	157,600
111,300	KDDI Corp(a)(e)	2,969,571
206,518	Koninklijke KPN NV(a)	864,809
7,247	Lagardere SCA(a)	192,223
11,900	M3 Inc(a)(c)	299,270
4,404	Millicom International Cellular SA(a)	240,236
2,600	Mixi Inc(a)	96,427
3,361	NICE-Systems Ltd(a)	218,443
44,100	Nippon Telegraph & Telephone Corp(a)(e)	1,905,010
367,892	Nokia OYJ(a)(c)	2,182,426
91,200	NTT DOCOMO Inc(a)(e)	2,073,106
6,582	Numericable-SFR (a)	276,428
126,662	Orange SA(a)	2,211,892
262,000	PCCW Ltd(a)	169,701
51,131	Pearson PLC(a)	640,434
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Communications — (continued)
13,579	ProSiebenSat.1 Media AG(a)	$ 697,078
9,448	Proximus (a)	322,409
12,186	Publicis Groupe SA(a)	854,497
58,100	Rakuten Inc(a)(b)	560,837
2,296	RTL Group SA(a)	194,258
14,940	SBI Holdings Inc(a)	151,460
5,071	Schibsted ASA Class A(a)	147,946
5,688	Schibsted ASA Class B(a)(c)	157,427
20,580	Seek Ltd(a)(b)	255,486
20,724	SES SA(a)	606,279
102,200	Singapore Press Holdings Ltd(a)(c)	303,132
499,600	Singapore Telecommunications Ltd(a)	1,414,195
65,000	Sky PLC(a)	954,210
61,100	SoftBank Group Corp(a)(e)	2,922,416
111,911	Spark New Zealand Ltd(a)	282,120
41,800	StarHub Ltd(a)	103,931
1,668	Swisscom AG(a)	905,323
54,222	TDC A/S(a)	265,013
19,729	Tele2 AB Class B(a)	182,605
398,651	Telecom Italia RNC(a)	348,886
740,331	Telecom Italia SpA(a)(c)	797,945
194,287	Telefonaktiebolaget LM Ericsson Class B(a)	1,945,339
48,715	Telefonica Deutschland Holding AG(a)	263,343
286,740	Telefonica SA(a)	3,204,791
2,962	Telenet Group Holding NV(a)(c)	149,698
48,464	Telenor ASA(a)	783,618
167,453	TeliaSonera AB(a)	867,671
268,994	Telstra Corp Ltd(a)	1,097,755
20,469	TPG Telecom Ltd(a)	177,868
6,100	Trend Micro Inc(a)	223,259
8,097	United Internet AG(a)	405,685
72,782	Vivendi SA(a)	1,525,292
26,967	Vocus Communications Ltd(a)	172,031
1,686,288	Vodafone Group PLC(a)	5,357,216
18,764	Wolters Kluwer NV(a)(c)	747,888
82,641	WPP PLC(a)	1,922,324
90,400	Yahoo Japan Corp(a)(b)	384,764
		58,422,804
Consumer, Cyclical — 12.82%
1,500	ABC-Mart Inc(a)(c)	96,000
13,458	Accor SA(a)	569,295
13,105	Adidas AG(a)(c)	1,530,154
41,500	Aeon Co Ltd(a)	599,510
12,000	Aisin Seiki Co Ltd(a)	451,678
69,000	ANA Holdings Inc(a)(b)	194,348
36,471	Aristocrat Leisure Ltd(a)	287,701
10,500	Asics Corp(a)	187,248
12,000	Bandai Namco Holdings Inc(a)	261,581
64,088	Barratt Developments PLC(a)	514,038
21,133	Bayerische Motoren Werke AG(a)	1,940,136
8,436	Berkeley Group Holdings PLC(a)	388,852
40,700	Bridgestone Corp(a)	1,519,041
21,271	Bunzl PLC(a)	616,696
Shares		Fair Value
Consumer, Cyclical — (continued)
28,970	Burberry Group PLC(a)	$ 565,942
12,266	Carnival PLC(a)	658,676
82,000	Cathay Pacific Airways Ltd(a)	142,025
3,391	Christian Dior SE(a)	614,027
33,290	Cie Financiere Richemont SA(a)	2,198,820
11,965	Cie Generale des Etablissements Michelin(a)	1,222,450
15,900	Citizen Holdings Co Ltd(a)	90,095
26,800	City Developments Ltd(a)	162,265
172,424	CK Hutchison Holdings Ltd(a)	2,240,140
105,005	Compass Group PLC(a)	1,849,555
6,890	Continental AG(a)	1,562,724
23,402	Crown Resorts Ltd(a)	223,273
11,800	Daihatsu Motor Co Ltd(a)	166,184
61,172	Daimler AG(a)	4,681,663
37,700	Daiwa House Industry Co Ltd(a)(b)	1,059,684
30,500	Denso Corp(a)	1,224,287
14,020	Deutsche Lufthansa AG(a)(b)(c)	226,275
60,232	Dixons Carphone PLC(a)	368,013
7,000	Don Quijote Holdings Co Ltd(a)	243,116
2,382	Dufry AG(a)(c)	292,543
10,759	Easy Jet PLC(a)(c)	234,013
15,001	Electrolux AB Class B(a)	393,924
3,400	FamilyMart Co Ltd(a)(b)	176,581
3,300	Fast Retailing Co Ltd(a)(b)	1,054,430
8,074	Ferrari NV(c)	335,341
56,912	Fiat Chrysler Automobiles NV(a)	459,270
3,924	Flight Centre Travel Group Ltd(a)(b)	129,966
36,800	Fuji Heavy Industries Ltd(a)	1,299,527
147,000	Galaxy Entertainment Group Ltd(a)	551,867
400,500	Genting Singapore PLC(a)	247,950
112,228	GKN PLC(a)	464,501
30,758	Harvey Norman Holdings Ltd(a)(b)(c)	110,648
60,583	Hennes & Mauritz AB Class B(a)	2,016,455
1,644	Hermes International(a)	578,068
16,700	Hino Motors Ltd(a)	180,454
103,800	Honda Motor Co Ltd(a)(e)	2,838,006
2,500	Hoshizaki Electric Co Ltd(a)	208,527
4,168	Hugo Boss AG(a)(c)	272,480
10,056	Iida Group Holdings Co Ltd(a)	195,849
69,524	Inditex SA(a)	2,330,423
15,329	InterContinental Hotels Group PLC(a)	630,511
53,229	International Consolidated Airlines Group SA(a)	423,539
22,900	Isetan Mitsukoshi Holdings Ltd(a)	267,350
39,000	Isuzu Motors Ltd(a)	402,284
99,100	ITOCHU Corp(a)	1,217,824
16,600	J Front Retailing Co Ltd(a)	220,270
7,200	Japan Airlines Co Ltd(a)	263,952
7,255	Jardine Cycle & Carriage Ltd(a)	215,427
11,700	JTEKT Corp(a)	151,824
4,883	Kering (a)	871,827
143,017	Kingfisher PLC(a)	771,168
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
6,300	Koito Manufacturing Co Ltd(a)(c)	$ 285,269
4,300	Lawson Inc(a)	359,956
382,000	Li & Fung Ltd(a)	226,315
10,989	Luxottica Group SpA(a)	605,362
17,787	LVMH Moet Hennessy Louis Vuitton SE(a)	3,039,387
102,171	Marks & Spencer Group PLC(a)	595,237
103,300	Marubeni Corp(a)(b)	522,637
12,800	Marui Group Co Ltd(a)(b)	183,405
34,400	Mazda Motor Corp(a)	533,951
4,500	McDonald's Holdings Co Japan Ltd(a)	106,614
4,788	Melco Crown Entertainment Ltd ADR(b)	79,038
45,603	Merlin Entertainments PLC(a)(d)	303,157
70,000	MGM China Holdings Ltd(a)	107,214
84,600	Mitsubishi Corp(a)	1,431,557
6,000	Mitsubishi Logistics Corp(a)(b)(c)	78,709
39,700	Mitsubishi Motors Corp(a)	296,357
107,000	Mitsui & Co Ltd(a)	1,230,336
5,518	Mobileye NV(b)(c)	205,766
8,961	Next PLC(a)	693,309
17,000	NGK Insulators Ltd(a)	313,709
11,600	NGK Spark Plug Co Ltd(a)	222,131
11,300	NHK Spring Co Ltd(a)	108,059
6,600	Nintendo Co Ltd(a)(b)	938,179
155,700	Nissan Motor Co Ltd(a)	1,439,485
4,600	Nitori Holdings Co Ltd(a)	420,901
7,000	NOK Corp(a)(c)	119,423
7,116	Nokian Renkaat OYJ(a)	251,057
12,900	Oriental Land Co Ltd(a)(b)	913,315
5,120	Paddy Power Betfair PLC(a)	714,133
138,600	Panasonic Corp(a)	1,255,268
6,800	Pandora A/S(a)	889,018
19,491	Persimmon PLC(a)	582,134
29,031	Peugeot SA(a)(c)	496,664
9,800	Porsche Automobil Holding SE(a)	506,512
31,289	Qantas Airways Ltd(a)	97,664
12,075	Renault SA(a)	1,199,986
20,055	Rexel SA(a)	285,880
1,600	Ryohin Keikaku Co Ltd(a)	338,033
151,200	Sands China Ltd(a)	617,261
3,000	Sankyo Co Ltd(a)	111,710
2,900	Sanrio Co Ltd(a)(b)	56,688
13,300	Sega Sammy Holdings Inc(a)(b)	144,906
25,000	Sekisui Chemical Co Ltd(a)	307,774
38,200	Sekisui House Ltd(a)	644,494
62,000	Shangri-La Asia Ltd(a)	70,857
1,500	Shimamura Co Ltd(a)	187,247
5,100	Shimano Inc(a)(b)	799,817
31,900	Singapore Airlines Ltd(a)(c)	270,296
132,000	SJM Holdings Ltd(a)	94,436
5,872	Sodexo SA(a)	631,970
80,500	Sony Corp(a)(e)	2,069,747
16,219	Sports Direct International PLC(a)(c)	87,953
9,300	Stanley Electric Co Ltd(a)	210,191
69,900	Sumitomo Corp(a)	693,615
Shares		Fair Value
Consumer, Cyclical — (continued)
47,900	Sumitomo Electric Industries Ltd(a)	$ 580,832
10,800	Sumitomo Rubber Industries Ltd(a)	166,873
22,700	Suzuki Motor Corp(a)(b)	606,968
5,069	Swatch Group AG(a)(b)	872,643
48,670	Tabcorp Holdings Ltd(a)	159,598
18,000	Takashimaya Co Ltd(a)	150,458
88,891	Tatts Group Ltd(a)	257,540
207,694	Taylor Wimpey PLC(a)	565,743
7,100	Toho Co Ltd(a)	186,633
3,800	Toyoda Gosei Co Ltd(a)(c)	73,285
10,600	Toyota Industries Corp(a)	476,045
171,787	Toyota Motor Corp(a)(e)	9,110,794
13,600	Toyota Tsusho Corp(a)	307,033
15,321	Travis Perkins PLC(a)	401,126
31,250	TUI AG(a)	482,949
14,800	USS Co Ltd(a)	236,165
4,942	Valeo SA(a)	768,475
2,347	Volkswagen AG(a)	340,960
96,948	Volvo AB Class B(a)	1,061,844
11,823	Whitbread PLC(a)	670,975
56,367	William Hill PLC(a)	263,642
16,428	Wolseley PLC(a)	927,107
109,200	Wynn Macau Ltd(a)(c)	168,868
45,000	Yamada Denki Co Ltd(a)	212,714
10,800	Yamaha Corp(a)	324,883
15,400	Yamaha Motor Co Ltd(a)	255,959
5,500	Yokohama Rubber Co Ltd(a)	90,413
45,500	Yue Yuen Industrial Holdings Ltd(a)	156,430
5,510	Zalando SE(a)(c)(d)	180,647
		97,493,982
Consumer, Non-Cyclical — 25.39%
31,662	Abertis Infraestructuras SA(a)	519,873
6,606	Actelion Ltd(a)(b)	985,878
10,732	Adecco SA(a)	698,129
16,726	Aggreko PLC(a)	258,053
36,000	Ajinomoto Co Inc(a)	811,688
10,200	Alfresa Holdings Corp(a)(c)	195,758
51,042	Anheuser-Busch InBev NV(a)	6,341,309
5,593	Aryzta AG(a)	231,133
25,000	Asahi Group Holdings Ltd(a)	778,117
32,675	Ashtead Group PLC(a)	404,378
22,386	Associated British Foods PLC(a)	1,073,704
134,700	Astellas Pharma Inc(a)(e)	1,790,097
80,300	AstraZeneca PLC(a)	4,482,707
25,630	Atlantia SpA(a)	710,136
16,724	Babcock International Group PLC(a)	227,617
153	Barry Callebaut AG(a)	165,884
52,494	Bayer AG(a)	6,151,276
6,404	Beiersdorf AG(a)	576,836
4,100	Benesse Holdings Inc(a)	118,048
99,423	Brambles Ltd(a)	921,072
118,309	British American Tobacco PLC(a)	6,917,363
16,461	Bureau Veritas SA(a)	365,985
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,700	Calbee Inc(a)	$ 186,481
43,096	Capita PLC(a)	642,787
6,787	Carlsberg A/S Class B(a)	645,345
34,875	Carrefour SA(a)	958,129
3,820	Casino Guichard Perrachon SA(a)	218,623
5,927	CHR Hansen Holding A/S(a)	397,472
13,700	Chugai Pharmaceutical Co Ltd(a)	423,924
37,230	Coca-Cola Amatil Ltd(a)	252,099
13,116	Coca-Cola HBC AG(a)(b)	278,047
3,552	Cochlear Ltd(a)	277,828
7,068	Coloplast A/S Class B(a)	534,857
4,446	Colruyt SA(a)	258,554
29,629	CSL Ltd(a)	2,302,506
34,000	Dai Nippon Printing Co Ltd(a)	301,720
41,100	Daiichi Sankyo Co Ltd(a)(b)	912,220
37,540	Danone SA(a)	2,663,553
6,442	Delhaize Group(a)	671,392
159,841	Diageo PLC(a)	4,308,803
37,679	Distribuidora Internacional de Alimentacion SA(a)	195,235
12,602	Edenred (a)	244,316
15,900	Eisai Co Ltd(a)	955,936
12,852	Essilor International SA(a)	1,583,573
62,107	Experian PLC(a)	1,107,683
163,500	First Pacific Co Ltd(a)	122,079
13,729	Fresenius Medical Care AG & Co(a)(c)	1,211,256
23,871	Fresenius SE(a)	1,740,021
96,870	G4S PLC(a)	264,196
232	Galenica AG(a)	348,158
3,448	Genmab A/S(a)(c)	477,132
13,148	Getinge AB Class B(a)	302,462
308,943	GlaxoSmithKline PLC(a)	6,251,778
376,000	Golden Agri-Resources Ltd(a)	114,389
18,380	Grifols SA(a)	408,356
117,051	Healthscope Ltd(a)	238,176
6,580	Heineken Holding NV(a)(b)	512,279
14,453	Heineken NV(a)	1,307,675
6,467	Henkel AG & Co KGaA(a)	634,137
3,600	Hisamitsu Pharmaceutical Co Inc(a)	160,886
390,800	Hutchison Port Holdings Trust(a)	195,543
5,505	ICA Gruppen AB(a)	181,949
60,986	Imperial Tobacco Group PLC(a)	3,376,180
9,738	Intertek Group PLC(a)	442,010
9,786	ISS A/S(a)	392,485
89,073	J Sainsbury PLC(a)(b)	352,840
70,000	Japan Tobacco Inc(a)(e)	2,913,586
15,082	Jeronimo Martins SGPS SA(a)	246,545
32,200	Kao Corp(a)(b)(e)	1,716,967
9,786	Kerry Group PLC Class A(a)	910,078
9,000	Kikkoman Corp(a)	295,439
51,000	Kirin Holdings Co Ltd(a)	714,443
53,496	Koninklijke Ahold NV(a)	1,201,593
1,900	Kose Corp(a)(c)	184,713
15,500	Kyowa Hakko Kirin Co Ltd(a)	247,332
70	Lindt & Sprungli AG(a)	845,346
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,034	L'Oreal SA(a)	$ 2,868,270
23,927	Mediclinic International PLC(a)	307,407
7,900	Medipal Holdings Corp(a)	124,959
7,700	MEIJI Holdings Co Ltd(a)	618,762
8,363	Merck KGaA(a)	695,667
11,828	Metro AG(a)	365,881
3,300	Miraca Holdings Inc(a)	135,473
14,100	Mitsubishi Tanabe Pharma Corp(a)	244,997
202,102	Nestle SA(a)	15,081,007
12,000	NH Foods Ltd(a)	264,131
13,425	Nisshin Seifun Group Inc(a)(c)	213,204
3,700	Nissin Foods Holdings Co Ltd(a)	173,786
144,290	Novartis AG(a)	10,439,661
124,351	Novo Nordisk A/S Class B(a)	6,734,053
17,100	Olympus Corp(a)	663,894
26,500	Ono Pharmaceutical Co Ltd(a)	1,121,021
6,982	Orion Oyj Class B(a)	230,472
50,218	Orkla ASA(a)	454,211
25,100	Otsuka Holdings Co Ltd(a)	911,673
5,500	Park24 Co Ltd(a)	153,882
13,297	Pernod Ricard SA(a)	1,480,660
13,495	Qiagen NV(a)(c)	300,081
9,057	Ramsay Health Care Ltd(a)	425,247
8,197	Randstad Holding NV(a)	453,391
40,505	Reckitt Benckiser Group PLC(a)	3,906,383
8,300	Recruit Holdings Co Ltd(a)	253,073
62,532	RELX NV(a)	1,090,219
69,757	RELX PLC(a)	1,293,063
1,453	Remy Cointreau SA(a)	110,192
44,550	Roche Holding AG(a)	10,938,819
24,649	Ryman Healthcare Ltd(a)(c)	142,234
61,775	SABMiller PLC(a)(c)	3,772,629
74,589	Sanofi (a)	5,996,656
24,600	Santen Pharmaceutical Co Ltd(a)	369,750
13,500	Secom Co Ltd(a)(b)	1,001,741
18,978	Securitas AB Class B(a)	313,830
48,100	Seven & i Holdings Co Ltd(a)(e)	2,049,430
340	SGS SA(a)	717,935
16,000	Shimadzu Corp(a)	251,015
18,500	Shionogi & Co Ltd(a)(b)	869,522
37,782	Shire PLC(a)	2,154,336
23,500	Shiseido Co Ltd(a)	523,533
56,440	Smith & Nephew PLC(a)	927,781
1,841	Societe BIC SA(a)	276,620
3,900	Sohgo Security Services Co Ltd(a)(c)	211,160
25,551	Sonic Healthcare Ltd(a)	366,445
3,308	Sonova Holding AG(a)	422,183
10,700	Sumitomo Dainippon Pharma Co Ltd(a)(b)	123,092
9,100	Suntory Beverage & Food Ltd(a)	409,382
5,160	Suzuken Co Ltd(a)	175,136
38,037	Svenska Cellulosa AB SCA Class B(a)	1,186,404
12,086	Swedish Match AB(a)	409,692
9,300	Sysmex Corp(a)	581,398
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	$ 174,361
50,300	Takeda Pharmaceutical Co Ltd(a)(e)	2,293,206
377	Taro Pharmaceutical Industries Ltd(c)	54,005
28,239	Tate & Lyle PLC(a)	233,843
19,200	Terumo Corp(a)	687,111
510,097	Tesco PLC(a)(c)	1,400,605
58,127	Teva Pharmaceutical Industries Ltd(a)	3,126,296
32,000	Toppan Printing Co Ltd(a)	268,295
5,100	Toyo Suisan Kaisha Ltd(a)	183,071
130,217	Transurban Group(a)	1,131,121
45,686	Treasury Wine Estates Ltd(a)	337,344
7,849	UCB SA(a)	599,156
24,300	Unicharm Corp(a)	528,898
103,489	Unilever NV(a)	4,652,746
81,606	Unilever PLC(a)	3,679,243
71,778	Wesfarmers Ltd(a)	2,278,283
352,500	WH Group Ltd(a)(c)(d)	254,932
1,355	William Demant Holding A/S(a)(c)	136,097
120,900	Wilmar International Ltd(a)	301,483
138,227	WM Morrison Supermarkets PLC(a)(b)	393,454
79,638	Woolworths Ltd(a)	1,347,852
5,600	Yakult Honsha Co Ltd(a)	247,756
6,000	Yamazaki Baking Co Ltd(a)(c)	126,291
		193,097,045
Diversified — 0.39%
50,854	Bollore SA(a)(c)	197,144
9,294	Industrivarden AB Class C(a)(c)	158,178
15,779	Jardine Matheson Holdings Ltd(a)	900,026
90,200	Keppel Corp Ltd(a)	389,981
228,000	Noble Group Ltd(a)(c)	74,297
104,000	NWS Holdings Ltd(a)	165,852
36,500	Swire Pacific Ltd Class A(a)	393,687
1,650	Wendel SA(a)	179,426
86,300	Wharf Holdings Ltd(a)	472,706
		2,931,297
Energy — 4.71%
72,879	APA Group(a)	491,530
1,162,816	BP PLC(a)	5,817,141
16,593	Caltex Australia Ltd(a)	432,764
162,097	Eni SpA(a)	2,448,107
29,829	Galp Energia SGPS SA(a)	374,560
6,500	Idemitsu Kosan Co Ltd(a)	115,982
62,100	Inpex Corp(a)	470,276
140,000	JX Holdings Inc(a)	539,051
4,454	Koninklijke Vopak NV(a)	221,519
14,706	Lundin Petroleum AB(a)(c)	248,580
8,403	Neste OYJ(a)	276,141
83,197	Oil Search Ltd(a)	433,240
8,797	OMV AG(a)	247,005
14,970	Petrofac Ltd(a)	197,457
Shares		Fair Value
Energy — (continued)
68,104	Repsol SA(a)	$ 765,761
250,234	Royal Dutch Shell PLC Class A(a)	6,040,330
251,566	Royal Dutch Shell PLC Class B(a)	6,119,982
305,486	Saipem SpA(a)(c)	122,165
108,531	Santos Ltd(a)	336,281
10,500	Showa Shell Sekiyu KK(a)	94,183
70,133	Statoil ASA(a)	1,095,362
6,565	Technip SA(a)	363,828
17,000	TonenGeneral Sekiyu KK(a)	153,767
141,245	Total SA(a)	6,426,851
14,104	Vestas Wind Systems A/S(a)	993,764
47,687	Woodside Petroleum Ltd(a)	953,918
		35,779,545
Financial — 23.16%
58,812	3i Group PLC(a)	384,471
55,203	Aberdeen Asset Management PLC(a)	219,052
25,100	Acom Co Ltd(a)(c)	126,381
13,327	Admiral Group PLC(a)	378,443
118,264	Aegon NV(a)	649,955
7,200	AEON Financial Service Co Ltd(a)	169,505
6,710	Aeon Mall Co Ltd(a)	99,276
5,525	AerCap Holdings NV(c)	214,149
12,309	Ageas (a)	487,146
765,600	AIA Group Ltd(a)	4,351,689
29,031	Allianz SE(a)	4,714,792
190,709	AMP Ltd(a)(b)	845,328
70,000	Aozora Bank Ltd(a)	244,332
132,975	Ascendas REIT(a)	235,843
73,329	Assicurazioni Generali SpA(a)	1,085,497
11,784	ASX Ltd(a)	373,806
184,915	Australia & New Zealand Banking Group Ltd(a)	3,314,862
252,985	Aviva PLC(a)	1,651,484
125,472	AXA SA(a)	2,942,163
1,861	Azrieli Group(a)	73,069
3,285	Baloise Holding AG(a)	416,973
405,364	Banco Bilbao Vizcaya Argentaria SA(a)	2,676,734
1,961,008	Banco Comercial Portugues SA(a)(c)	79,546
321,061	Banco de Sabadell SA(a)(b)	576,579
106,001	Banco Espirito Santo SA(a)(c)	106
24,469	Banco Popolare SC(a)(b)(c)	168,023
108,687	Banco Popular Espanol SA(a)	282,075
917,354	Banco Santander SA(a)(c)	4,028,926
70,173	Bank Hapoalim BM(a)	364,256
89,582	Bank Leumi Le-Israel BM(a)(c)	321,700
76,400	Bank of East Asia Ltd(a)(b)	285,563
1,646,290	Bank of Ireland(a)(c)	476,171
19,000	Bank of Kyoto Ltd(a)	123,872
25,220	Bank of Queensland Ltd(a)	233,834
70,000	Bank of Yokohama Ltd(a)	320,181
306,844	Bankia SA(a)	288,862
39,759	Bankinter SA(a)	280,133
1,070,519	Barclays PLC(a)	2,297,203
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
28,426	Bendigo & Adelaide Bank Ltd(a)	$ 192,914
67,381	BNP Paribas SA(a)	3,385,268
230,500	BOC Hong Kong Holdings Ltd(a)	688,558
63,386	British Land Co PLC REIT(a)	635,808
169,395	CaixaBank SA(a)	499,305
146,200	CapitaLand Commercial Trust REIT(a)(c)	159,569
158,800	CapitaLand Ltd(a)	361,162
151,900	CapitaLand Mall Trust REIT(a)(c)	235,407
35,861	Challenger Ltd(a)(c)	230,130
169,924	Cheung Kong Property Holdings Ltd(a)	1,095,037
44,000	Chiba Bank Ltd(a)(c)	219,149
11,700	Chugoku Bank Ltd(a)	121,763
9,823	CNP Assurances(a)	152,970
67,479	Commerzbank AG(a)(c)	585,487
108,390	Commonwealth Bank of Australia(a)	6,213,882
68,224	Credit Agricole SA(a)	737,767
8,600	Credit Saison Co Ltd(a)	149,603
112,313	Credit Suisse Group AG(a)	1,586,079
69,500	Dai-ichi Life Insurance Co Ltd(a)	842,304
4,500	Daito Trust Construction Co Ltd(a)	638,263
108,000	Daiwa Securities Group Inc(a)	663,812
44,280	Danske Bank A/S(a)	1,249,602
110,500	DBS Group Holdings Ltd(a)	1,258,813
256	Delek Group Ltd(a)	43,948
29,316	Deutsche Annington Immobilien SE(a)	1,052,472
86,258	Deutsche Bank AG(a)	1,464,421
12,401	Deutsche Boerse AG(a)	1,055,873
21,412	Deutsche Wohnen AG(a)	664,513
60,573	Dexus Property Group REIT(a)	367,836
84,372	Direct Line Insurance Group PLC(a)	447,464
63,131	DNB ASA(a)	745,469
17,102	Erste Group Bank AG(a)(c)	480,004
2,579	Eurazeo SA(a)	174,193
7,453	EXOR SpA(a)	266,663
2,042	Fonciere Des Regions REIT(a)	192,572
43,000	Fukuoka Financial Group Inc(a)	140,071
2,056	Gecina SA(a)(c)	282,012
12,726	Gjensidige Forsikring ASA(a)(b)	216,796
185,600	Global Logistic Properties Ltd(a)	264,714
115,026	Goodman Group REIT(a)	588,272
110,150	GPT Group REIT(a)	421,683
5,296	Groupe Bruxelles Lambert SA(a)	436,345
20,000	Gunma Bank Ltd(a)	82,607
25,000	Hachijuni Bank Ltd(a)	107,702
46,901	Hammerson PLC REIT(a)	388,744
140,000	Hang Lung Properties Ltd(a)	267,290
49,300	Hang Seng Bank Ltd(a)	872,314
3,717	Hannover Rueck SE(a)	431,999
15,328	Hargreaves Lansdown PLC(a)	294,969
Shares		Fair Value
Financial — (continued)
76,204	Henderson Land Development Co Ltd(a)	$ 468,595
31,000	Hiroshima Bank Ltd(a)	113,111
65,000	Hokuhoku Financial Group Inc(a)(c)	85,409
71,900	Hong Kong Exchanges & Clearing(a)	1,732,514
35,500	Hongkong Land Holdings Ltd(a)	212,726
1,242,566	HSBC Holdings PLC(a)	7,726,558
18,300	Hulic Co Ltd(a)(c)	174,490
40,000	Hysan Development Co Ltd(a)	170,468
2,236	ICADE REIT(a)	170,877
33,544	ICAP PLC(a)	228,100
246,252	ING Groep NV(a)	2,946,860
157,567	Insurance Australia Group Ltd(a)(c)	672,951
59,822	Intesa Sanpaolo RNC(a)(c)	155,266
808,734	Intesa Sanpaolo SpA(a)	2,236,167
55,495	Intu Properties PLC REIT(a)	248,752
35,992	Investec PLC(a)	263,759
14,559	Investment AB Kinnevik Class B(a)	412,401
28,651	Investor AB Class B(a)	1,012,790
14,100	Iyo Bank Ltd(a)	92,185
35,700	Japan Exchange Group Inc(a)	546,144
25,900	Japan Post Bank Co Ltd(a)	318,993
28,500	Japan Post Holdings Co Ltd(a)	381,227
48	Japan Prime Realty Investment Corp REIT(a)	195,488
84	Japan Real Estate Investment Corp REIT(a)	484,923
154	Japan Retail Fund Investment Corp REIT(a)	369,747
34,000	Joyo Bank Ltd(a)	116,545
13,948	Julius Baer Group Ltd(a)	597,769
16,162	KBC Groep NV(a)	832,308
47,500	Kerry Properties Ltd(a)	130,417
14,258	Klepierre REIT(a)	681,076
20,000	Kyushu Financial Group Inc(a)	114,850
51,053	Land Securities Group PLC REIT(a)	804,247
373,027	Legal & General Group PLC(a)	1,256,360
139,500	Link REIT(a)	828,721
3,631,045	Lloyds Banking Group PLC(a)	3,536,105
19,463	London Stock Exchange Group PLC(a)	785,931
19,693	Macquarie Group Ltd(a)	996,742
72,881	Mapfre SA(a)(b)	156,854
178,708	Medibank Private Ltd(a)	400,809
36,406	Mediobanca SpA(a)	261,817
222,269	Mirvac Group REIT(a)	329,334
80,000	Mitsubishi Estate Co Ltd(a)	1,484,798
810,600	Mitsubishi UFJ Financial Group Inc(a)(e)	3,756,001
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)	139,860
59,000	Mitsui Fudosan Co Ltd(a)	1,469,552
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	99,447
1,505,800	Mizuho Financial Group Inc(a)(e)	2,244,068
32,600	MS&AD Insurance Group Holdings Inc(a)	908,603
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,640	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	$ 2,159,332
167,042	National Australia Bank Ltd(a)	3,354,021
62,424	Natixis SA(a)	306,888
346,000	New World Development Co Ltd(a)	330,232
91	Nippon Building Fund Inc REIT(a)	538,708
94	Nippon Prologis REIT Inc(a)	210,175
14,614	NN Group NV(a)	477,071
228,200	Nomura Holdings Inc(a)	1,019,221
8,400	Nomura Real Estate Holdings Inc(a)	155,064
231	Nomura Real Estate Master Fund Inc REIT(a)	343,867
193,929	Nordea Bank AB(a)(c)	1,860,149
8,200	NTT Urban Development Corp(a)	80,253
305,211	Old Mutual PLC(a)	842,593
84,900	ORIX Corp(a)	1,209,249
193,966	Oversea-Chinese Banking Corp Ltd(a)	1,271,192
2,065	Pargesa Holding SA(a)	131,610
1,051	Partners Group Holding AG(a)	422,238
18,089	Platinum Asset Management Ltd(a)	87,946
8,877	Provident Financial PLC(a)	377,153
163,664	Prudential PLC(a)	3,044,356
88,667	QBE Insurance Group Ltd(a)	740,963
7,232	Raiffeisen Bank International AG(a)(b)(c)	109,298
3,507	REA Group Ltd(a)	145,156
134,400	Resona Holdings Inc(a)	479,208
214,837	Royal Bank of Scotland Group PLC(a)(c)	684,742
61,531	RSA Insurance Group PLC(a)	419,239
28,027	Sampo OYJ Class A(a)	1,327,487
334,426	Scentre Group REIT(a)	1,138,387
8,266	Schroders PLC(a)	317,664
9,753	SCOR SE(a)	343,852
44,792	Segro PLC REIT(a)	263,407
36,500	Seven Bank Ltd(a)	155,785
100,000	Shinsei Bank Ltd(a)	130,512
31,000	Shizuoka Bank Ltd(a)(c)	223,515
47,700	Singapore Exchange Ltd(a)	281,082
178,800	Sino Land Co Ltd(a)	284,013
95,515	Skandinaviska Enskilda Banken AB(a)	910,853
45,360	Societe Generale SA Class A(a)	1,676,146
20,750	Sompo Japan Nipponkoa Holdings Inc(a)	588,086
11,100	Sony Financial Holdings Inc(a)	141,931
33,704	St James's Place PLC(a)	442,909
205,210	Standard Chartered PLC(a)	1,387,686
127,743	Standard Life PLC(a)	651,225
146,155	Stockland (a)(c)	478,160
81,100	Sumitomo Mitsui Financial Group Inc(a)(e)	2,462,008
214,860	Sumitomo Mitsui Trust Holdings Inc(a)	628,999
Shares		Fair Value
Financial — (continued)
22,000	Sumitomo Realty & Development Co Ltd(a)	$ 643,087
109,000	Sun Hung Kai Properties Ltd(a)	1,333,781
83,143	Suncorp Group Ltd(a)	758,563
158,100	Suntec REIT(a)	196,475
11,100	Suruga Bank Ltd(a)	194,788
93,887	Svenska Handelsbanken AB Class A(a)	1,191,062
56,803	Swedbank AB Class A(a)	1,219,930
66,000	Swire Properties Ltd(a)	178,649
2,041	Swiss Life Holding AG(a)	541,616
4,364	Swiss Prime Site AG(a)	384,491
22,464	Swiss Re AG(a)	2,074,318
38,200	T&D Holdings Inc(a)	356,828
42,700	Tokio Marine Holdings Inc(a)(b)	1,442,745
13,000	Tokyo Tatemono Co Ltd(a)	161,705
31,400	Tokyu Fudosan Holdings Corp(a)	213,126
6,902	Tryg A/S(a)	133,669
232,478	UBS Group AG(a)	3,739,650
6,172	Unibail-Rodamco SE REIT(a)	1,692,707
299,233	UniCredit SpA(a)	1,078,736
52,506	Unione di Banche Italiane SCpA(a)	193,923
68,421	UnipolSai SpA(a)(c)	158,018
81,100	United Overseas Bank Ltd(a)	1,134,427
162	United Urban Investment Corp REIT(a)	261,681
30,500	UOL Group Ltd(a)(c)	135,840
214,476	Vicinity Centres REIT(a)	524,186
126,967	Westfield Corp REIT(a)	972,146
211,054	Westpac Banking Corp(a)	4,902,155
59,000	Wheelock & Co Ltd(a)	263,638
71,869	Worldpay Group PLC(a)(c)(d)	283,249
13,000	Yamaguchi Financial Group Inc(a)(b)	118,028
9,590	Zurich Insurance Group AG(a)	2,224,030
		176,129,171
Industrial — 11.89%
140,031	ABB Ltd(a)	2,727,988
12,388	ACS Actividades de Construccion y Servicios SA(a)	368,426
4,231	Aena SA(a)(c)(d)	545,541
2,002	Aeroports de Paris(a)(c)	247,242
37,648	Airbus Group SE(a)	2,494,465
17,745	Alfa Laval AB(a)	289,829
12,400	Alps Electric Co Ltd(a)(b)	216,369
10,286	Alstom SA(a)(c)	262,506
21,500	Amada Holdings Co Ltd(a)	209,491
73,126	Amcor Ltd(a)	802,999
4,766	Andritz AG(a)(b)	261,101
253	AP Moeller - Maersk A/S Class A(a)	322,819
449	AP Moeller - Maersk A/S Class B(a)	588,653
59,000	Asahi Glass Co Ltd(a)	322,838
41,545	Asciano Ltd(a)	285,476
62,895	Assa Abloy AB Class B(a)	1,238,245
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
42,223	Atlas Copco AB Class A(a)	$ 1,059,685
24,396	Atlas Copco AB Class B(a)	574,117
59,546	Auckland International Airport Ltd(a)	264,585
131,770	Aurizon Holdings Ltd(a)	400,413
198,313	BAE Systems PLC(a)	1,445,126
45,227	Boral Ltd(a)	213,926
5,998	Boskalis Westminster NV(a)	235,080
12,686	Bouygues SA(a)	515,678
15,700	Brother Industries Ltd(a)	180,322
12,400	Casio Computer Co Ltd(a)(b)	250,082
9,200	Central Japan Railway Co(a)(b)(e)	1,627,033
40,000	Cheung Kong Infrastructure Holdings Ltd(a)	391,170
30,550	Cie de Saint-Gobain(a)	1,341,888
6,876	CIMIC Group Ltd(a)	182,940
58,593	CNH Industrial NV(a)	397,800
67,167	Cobham PLC(a)	209,063
132,000	ComfortDelGro Corp Ltd(a)	286,094
51,546	CRH PLC(a)	1,455,807
14,700	Daikin Industries Ltd(a)	1,097,863
60,647	Deutsche Post AG(a)	1,683,193
11,813	DSV A/S(a)	491,353
21,300	East Japan Railway Co(a)(b)(e)	1,837,328
12,500	FANUC Corp(a)(e)	1,935,857
30,839	Ferrovial SA(a)(c)	661,836
26,809	Finmeccanica SpA(a)(c)	339,471
46,330	Fletcher Building Ltd(a)	252,550
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	144,791
32,000	Fuji Electric Co Ltd(a)	110,642
29,100	FUJIFILM Holdings Corp(a)	1,150,245
11,430	GEA Group AG(a)(c)	557,682
2,434	Geberit AG(a)	909,451
30,954	Groupe Eurotunnel SE(a)	346,549
8,900	Hamamatsu Photonics KK(a)	245,276
73,000	Hankyu Hanshin Holdings Inc(a)(c)	465,537
8,752	HeidelbergCement AG(a)	747,906
16,116	Hexagon AB Class B(a)	626,354
1,980	Hirose Electric Co Ltd(a)(c)	218,214
7,600	Hitachi Construction Machinery Co Ltd(a)(b)	120,620
4,600	Hitachi High-Technologies Corp(a)	129,494
303,000	Hitachi Ltd(a)	1,420,116
28,560	Holcim Ltd(a)	1,341,167
26,700	Hoya Corp(a)	1,014,884
24,059	Husqvarna AB Class B(a)	175,688
95,000	IHI Corp(a)	201,086
2,215	Imerys SA(a)	154,268
18,204	IMI PLC(a)	248,513
28,568	James Hardie Industries PLC(a)	391,102
2,100	Japan Airport Terminal Co Ltd(a)	74,532
14,000	JGC Corp(a)	209,382
54,000	Kajima Corp(a)	338,269
15,000	Kamigumi Co Ltd(a)	141,110
83,000	Kawasaki Heavy Industries Ltd(a)(b)	239,454
Shares		Fair Value
Industrial — (continued)
33,000	Keihan Electric Railway Co Ltd(a)(c)	$ 232,479
30,000	Keikyu Corp(a)	263,869
37,000	Keio Corp(a)(c)	324,713
16,000	Keisei Electric Railway Co Ltd(a)(c)	225,099
2,890	Keyence Corp(a)	1,576,126
118,000	Kintetsu Group Holdings Co Ltd(a)	478,216
58,100	Komatsu Ltd(a)	987,755
21,204	Kone OYJ Class B(a)	1,020,568
30,000	Konica Minolta Inc(a)	254,448
59,615	Koninklijke Philips NV(a)(c)	1,698,037
70,600	Kubota Corp(a)	963,672
3,526	Kuehne + Nagel International AG(a)	501,102
7,500	Kurita Water Industries Ltd(a)	170,831
20,700	Kyocera Corp(a)	911,446
16,812	Legrand SA(a)	939,692
33,658	Lend Lease Group(a)	357,316
17,600	LIXIL Group Corp(a)	358,991
3,300	Mabuchi Motor Co Ltd(a)	153,531
7,300	Makita Corp(a)	452,490
2,133	MAN SE Class A(a)	230,678
3,000	Maruichi Steel Tube Ltd(a)	82,167
46,169	Meggitt PLC(a)	269,080
6,352	Metso OYJ(a)	151,380
19,000	Minebea Co Ltd(a)	148,133
121,000	Mitsubishi Electric Corp(a)	1,267,829
189,000	Mitsubishi Heavy Industries Ltd(a)	702,167
71,000	Mitsui OSK Lines Ltd(a)(b)	144,455
22,610	Mondi PLC(a)	432,052
92,000	MTR Corp Ltd(a)	455,962
12,700	Murata Manufacturing Co Ltd(a)(e)	1,532,469
7,900	Nabtesco Corp(a)	177,200
59,000	Nagoya Railroad Co Ltd(a)(b)	275,493
168,000	NEC Corp(a)	422,349
14,100	Nidec Corp(a)	964,756
21,700	Nikon Corp(a)(b)	331,817
26,000	Nippon Electric Glass Co Ltd(a)	132,974
53,000	Nippon Express Co Ltd(a)	240,964
98,000	Nippon Yusen KK(a)	188,975
28,700	NSK Ltd(a)(b)	262,689
42,600	Obayashi Corp(a)	419,893
41,000	Odakyu Electric Railway Co Ltd(a)	445,994
12,900	Omron Corp(a)	383,680
24,040	Orica Ltd(a)	282,757
5,744	OSRAM Licht AG(a)	295,275
12,458	Prysmian SpA(a)	281,867
46,333	Rexam PLC(a)	420,837
2,300	Rinnai Corp(a)	203,178
117,974	Rolls-Royce Holdings PLC(a)	1,152,148
55,599	Royal Mail PLC(a)	383,466
19,614	Safran SA(a)	1,369,060
66,360	Sandvik AB(a)	685,363
4,262	Schindler Holding AG(a)	783,646
35,596	Schneider Electric SE(a)	2,243,282
8,300	Seibu Holdings Inc(a)	175,511
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
69,000	Sembcorp Industries Ltd(a)	$ 154,431
38,000	Sembcorp Marine Ltd(a)	46,446
35,000	Shimizu Corp Class A(a)	296,428
50,354	Siemens AG(a)	5,325,488
140	Sika AG(a)	554,209
94,100	Singapore Technologies Engineering Ltd(a)	225,343
24,737	Skanska AB Class B(a)	564,275
24,548	SKF AB Class B(a)	442,517
3,400	SMC Corp(a)(b)	787,876
24,610	Smiths Group PLC(a)	379,137
731	Sulzer AG(a)	72,488
37,000	Sumitomo Heavy Industries Ltd(a)	152,722
65,303	Sydney Airport(a)	334,516
67,000	Taiheiyo Cement Corp(a)	154,208
69,000	Taisei Corp(a)	455,654
91,000	Techtronic Industries Co Ltd(a)	360,496
31,156	Tenaris SA(a)	386,577
6,709	Thales SA(a)	586,266
7,700	THK Co Ltd(a)(b)(c)	141,744
25,736	TNT Express NV(a)	230,889
61,000	Tobu Railway Co Ltd(a)(c)	304,103
69,000	Tokyu Corp(a)	577,903
263,000	Toshiba Corp(a)(b)(c)	511,375
8,500	TOTO Ltd(a)	264,578
11,100	Toyo Seikan Group Holdings Ltd(a)(c)	207,710
30,589	Vinci SA(a)	2,270,445
9,703	Wartsila OYJ Abp(a)	438,605
14,468	Weir Group PLC(a)	229,674
10,200	West Japan Railway Co(a)	629,821
22,300	Yamato Holdings Co Ltd(a)	444,596
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	104,514
15,000	Yaskawa Electric Corp(a)	172,990
14,300	Yokogawa Electric Corp(a)	147,704
9,978	Zardoya Otis SA(a)(b)	115,816
12,926	Zodiac Aerospace(a)	258,144
		90,376,195
Technology — 2.91%
27,559	Amadeus IT Holding SA Class A(a)	1,178,534
88,153	ARM Holdings PLC(a)	1,282,352
16,900	ASM Pacific Technology Ltd(a)	133,050
22,106	ASML Holding NV(a)	2,224,630
5,746	Atos SE(a)	466,684
68,100	Canon Inc(a)(e)	2,030,943
10,522	Cap Gemini SA(a)	987,012
4,043	Check Point Software Technologies Ltd(b)(c)	353,641
28,883	Computershare Ltd(a)	216,177
7,944	Dassault Systemes(a)	629,417
122,000	Fujitsu Ltd(a)	451,128
4,991	Gemalto NV(a)(b)	368,397
32,900	GungHo Online Entertainment Inc(a)	92,552
72,592	Infineon Technologies AG(a)	1,029,236
3,609	Ingenico Group(a)	413,707
Shares		Fair Value
Technology — (continued)
2,000	Itochu Techno-Solutions Corp(a)	$ 37,738
6,300	Konami Corp(a)	186,191
7,300	Nexon Co Ltd(a)	124,497
7,930	Nomura Research Institute Ltd(a)	267,059
7,700	NTT Data Corp(a)	386,143
8,763	NXP Semiconductors NV(c)	710,416
4,100	Obic Co Ltd(a)	216,741
2,600	Oracle Corp Japan(a)	145,814
3,600	Otsuka Corp(a)	189,904
43,500	Ricoh Co Ltd(a)	442,749
6,000	Rohm Co Ltd(a)	252,341
68,532	Sage Group PLC(a)	617,419
62,420	SAP SE(a)	5,022,848
18,000	Seiko Epson Corp(a)	289,493
37,847	STMicroelectronics NV(a)	210,667
8,100	TDK Corp(a)(b)	449,436
10,700	Tokyo Electron Ltd(a)(b)	696,885
		22,103,801
Utilities — 3.77%
42,836	AGL Energy Ltd(a)	603,098
114,571	AusNet Services(a)	130,801
325,698	Centrica PLC(a)	1,063,540
41,000	Chubu Electric Power Co Inc(a)	572,169
19,100	Chugoku Electric Power Co Inc(a)(c)	257,689
119,000	CLP Holdings Ltd(a)	1,077,117
43,089	Contact Energy Ltd(a)	148,903
144,402	Duet Group(a)	252,791
125,626	E.ON SE(a)	1,201,234
145,269	EDP - Energias de Portugal SA(a)	515,770
8,900	Electric Power Development Co Ltd(a)	277,644
15,959	Electricite de France SA(a)	178,673
13,259	Enagas SA(a)	397,966
19,499	Endesa SA(a)	373,666
110,784	Enel Green Power SpA(a)	237,862
433,481	Enel SpA(a)(c)	1,921,722
29,165	Fortum OYJ(a)(c)	441,081
21,429	Gas Natural SDG SA(a)(b)	432,625
91,540	GDF Suez(a)(c)	1,418,288
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	157,668
10,700	Hokuriku Electric Power Co(a)(c)	151,263
447,543	Hong Kong & China Gas Co Ltd(a)	836,620
350,128	Iberdrola SA(a)	2,330,793
46,300	Kansai Electric Power Co Inc(a)(c)	409,653
27,400	Kyushu Electric Power Co Inc(a)(c)	260,370
77,682	Meridian Energy Ltd(a)	140,527
49,395	Mighty River Power Ltd(a)	99,778
238,133	National Grid PLC(a)	3,369,078
111,397	Origin Energy Ltd(a)	433,854
123,000	Osaka Gas Co Ltd(a)	472,141
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
89,500	Power Assets Holdings Ltd(a)	$ 915,997
6,875	Red Electrica Corp SA(a)(b)	595,554
29,259	RWE AG(a)	376,402
14,531	Severn Trent PLC(a)	452,447
11,800	Shikoku Electric Power Co Inc(a)	158,134
130,144	Snam SpA(a)	814,446
63,072	SSE PLC(a)	1,348,850
19,747	Suez Environnement Co(a)	361,496
94,294	Terna Rete Elettrica Nazionale SpA(a)	537,649
26,000	Toho Gas Co Ltd(a)	184,545
28,200	Tohoku Electric Power Co Inc(a)	363,426
88,800	Tokyo Electric Power Co Inc(a)(c)	487,836
141,000	Tokyo Gas Co Ltd(a)	657,264
42,488	United Utilities Group PLC(a)	562,110
27,934	Veolia Environnement SA(a)	672,340
		28,652,880
TOTAL COMMON STOCK — 98.45% (Cost $755,196,616)		$748,546,853
PREFERRED STOCK
Consumer, Cyclical — 0.23%
3,310	Bayerische Motoren Werke AG(a)	264,250
11,623	Volkswagen AG(a)	1,475,280
		1,739,530
Consumer, Non-Cyclical — 0.16%
11,419	Henkel AG & Co KGaA(a)	1,256,180
TOTAL PREFERRED STOCK — 0.39% (Cost $3,460,239)		$ 2,995,710
RIGHTS
Basic Materials — 0.01%
63,400	ArcelorMittal (c)	74,307
TOTAL RIGHTS — 0.01% (Cost $227,670)		$ 74,307
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.15%
$1,160,000	U.S. Treasury Bills(f) 0.31%, 06/23/2016	$ 1,159,171
Repurchase Agreements — 1.79%
482,054	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $482,054 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(g)	482,054
198,063	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $198,063 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(g)	198,063
3,231,248	Undivided interest of 2.94% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $3,231,248 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(g)	3,231,248
3,231,248	Undivided interest of 2.94% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $3,231,248 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(g)	3,231,248
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,231,248	Undivided interest of 4.18% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $3,231,248 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(g)
		$ 3,231,248
3,231,248	Undivided interest of 8.41% in a repurchase agreement (principal amount/value $38,421,142 with a maturity value of $38,421,462) with Barclays Capital Inc, 0.30%, dated 3/31/16 to be repurchased at $3,231,248 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 5/15/17 - 11/15/45, with a value of $39,189,569.(g)	3,231,248
		13,605,109
SHORT TERM INVESTMENTS — 1.94% (Cost $14,764,280)		$ 14,764,280
TOTAL INVESTMENTS — 100.79% (Cost $773,648,805)		$766,381,150
OTHER ASSETS & LIABILITIES, NET — (0.79)%		$ (6,017,435)
TOTAL NET ASSETS — 100.00%		$760,363,715
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $1,882,278 and $2,041,277, respectively, representing 0.27% of net assets.
(e)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long	89	USD	7,233,475	June 2016	$17,234
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of March 31, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$169,234,011	22.08%
United Kingdom	131,235,165	17.12
France	73,930,347	9.65
Switzerland	71,736,184	9.36
Germany	68,842,775	8.98
Australia	53,909,387	7.03
Netherlands	29,887,170	3.90
Hong Kong	25,076,313	3.27
Spain	23,214,662	3.03
Sweden	21,812,637	2.85
United States	15,661,132	2.04
Italy	15,105,068	1.97
Denmark	14,929,958	1.95
Belgium	10,859,336	1.42
Singapore	9,965,429	1.30
Finland	7,591,920	0.99
Ireland	7,209,310	0.94
Israel	5,244,583	0.69
Norway	4,378,235	0.57
Luxembourg	1,787,707	0.23
Austria	1,349,394	0.18
New Zealand	1,330,697	0.17
Portugal	1,216,527	0.16
South Africa	571,167	0.08
Mexico	197,522	0.03
China	104,514	0.01
Total	$766,381,150	100.00%
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.

March 31, 2016

Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,198,658	$ 746,348,195	$ —	$ 748,546,853
Preferred Stock	—	2,995,710	—	2,995,710
Rights	—	74,307	—	74,307
Short Term Investments	—	14,764,280	—	14,764,280
Total investments, at fair value:	2,198,658	764,182,492	0	766,381,150
Other Financial Investments:
Futures Contracts(a)	17,234	—	—	17,234
Total Assets	$ 2,215,892	$ 764,182,492	$ 0	$ 766,398,384
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$ 157,428	-
Consumer, Cyclical	$ 180,647	-
Consumer, Non-Cyclical	$5,498,092	-
Financial	$4,105,797	-
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2016

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$778,756,631
Gross unrealized appreciation on investments	91,523,972
Gross unrealized depreciation on investments	(103,899,453)
Net unrealized depreciation on investments	$(12,375,481)
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 151 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.01%
10,600	Commercial Metals Co(a)	$ 179,882
52,200	Gold Resource Corp	121,626
2,400	Kaiser Aluminum Corp	202,896
38,100	Mercer International Inc	360,045
7,700	Schnitzer Steel Industries Inc	141,988
36,800	Stillwater Mining Co(a)(b)	391,920
		1,398,357
Communications — 8.59%
6,900	Black Box Corp	92,943
23,000	Demand Media Inc(b)	115,000
66,200	DHI Group Inc(b)	534,234
125,300	EarthLink Holdings Corp	710,451
83,700	Extreme Networks Inc(b)	260,307
61,200	General Cable Corp	747,252
8,000	General Communication Inc Class A(b)	146,560
31,400	Harmonic Inc(a)(b)	102,678
2,900	Inteliquent Inc	46,545
6,500	Ixia (b)	80,990
20,600	MeetMe Inc(b)	58,504
14,000	NETGEAR Inc(b)	565,180
37,000	NeuStar Inc Class A(a)(b)	910,200
7,400	PC-Tel Inc	35,372
68,800	Polycom Inc(b)	767,120
5,800	Sohu.com Inc(b)	287,332
15,600	Spok Holdings Inc	273,156
4,700	TechTarget Inc(b)	34,874
18,600	United Online Inc(b)	214,644
		5,983,342
Consumer, Cyclical — 8.70%
2,100	Abercrombie & Fitch Co Class A(a)	66,234
28,800	American Axle & Manufacturing Holdings Inc(b)	443,232
22,900	Boyd Gaming Corp(b)	473,114
3,200	Caesars Entertainment Corp(a)(b)	21,760
17,300	China Automotive Systems Inc(a)(b)	80,272
12,700	Cooper Tire & Rubber Co	470,154
1,900	Delta Apparel Inc(b)	36,366
6,900	DineEquity Inc	644,667
19,000	Express Inc(b)	406,790
1,600	Hawaiian Holdings Inc(b)	75,504
51,900	Isle of Capri Casinos Inc(b)	726,600
3,700	Liberty TripAdvisor Holdings Inc Class A(b)	81,992
53,600	Meritor Inc(b)	432,016
11,600	Outerwall Inc(a)	429,084
7,200	Perry Ellis International Inc(b)	132,552
14,700	Sears Hometown and Outlet Store(b)	94,374
26,200	Titan Machinery Inc(b)	302,872
23,700	Tower International Inc	644,640
Shares		Fair Value
Consumer, Cyclical — (continued)
6,900	Trans World Entertainment Corp(a)(b)	$ 25,116
6,000	Visteon Corp	477,540
		6,064,879
Consumer, Non-Cyclical — 18.90%
131,900	ACCO Brands Corp(b)	1,184,462
700	Almost Family Inc(a)(b)	26,068
1,400	Amsurg Corp(b)	104,440
22,400	Applied Genetic Technologies Corp(b)	313,152
56,500	ARC Document Solutions Inc(b)	254,250
2,900	BioSpecifics Technologies Corp(b)	100,978
8,300	Cal-Maine Foods Inc(a)	430,853
43,100	Cambium Learning Group Inc(b)	184,037
4,500	Cambrex Corp(b)	198,000
12,900	Central Garden & Pet Co Class A(b)	210,141
5,100	CSS Industries Inc	142,443
19,500	Cumberland Pharmaceuticals Inc(b)	87,555
56,000	Dean Foods Co(a)	969,920
4,600	DeVry Education Group Inc(a)	79,442
700	Eagle Pharmaceuticals Inc(a)(b)	28,350
33,200	Ennis Inc	649,060
17,600	Farmer Bros Co(b)	490,512
2,700	FibroGen Inc(a)(b)	57,483
35,200	Hackett Group Inc	532,224
6,300	Heidrick & Struggles International Inc	149,310
2,700	Helen of Troy Ltd(b)	279,963
11,200	INC Research Holdings Inc(b)	461,552
40,000	Information Services Group Inc(b)	157,200
7,900	Insperity Inc(a)	408,667
2,500	John B Sanfilippo & Son Inc	172,725
51,100	K12 Inc(a)(b)	505,379
4,300	LeMaitre Vascular Inc	66,736
10,600	LHC Group Inc(b)	376,936
12,500	Merit Medical Systems Inc(b)	231,125
4,300	MGP Ingredients Inc	104,232
42,600	Monster Worldwide Inc(a)(b)	138,876
27,800	Omega Protein Corp(b)	470,932
153,200	PDL BioPharma Inc(a)	510,156
11,800	Pfenex Inc(a)(b)	115,994
24,100	RadNet Inc(a)(b)	116,403
21,800	Repligen Corp(b)	584,676
59,900	RPX Corp(b)	674,474
1,300	RR Donnelley & Sons Co(a)	21,320
26,300	SciClone Pharmaceuticals Inc(b)	289,300
28,900	Sucampo Pharmaceuticals Inc Class A(b)	315,877
18,700	SUPERVALU Inc(b)	107,712
6,800	Triple-S Management Corp Class B(b)	169,048
11,700	Universal Corp(a)	664,677
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,600	Xencor Inc(b)	$ 34,892
		13,171,532
Energy — 4.64%
1,000	Adams Resources & Energy Inc	39,980
12,600	Alon USA Energy Inc(a)	130,032
75,000	Cloud Peak Energy Inc(b)	146,250
63,900	EP Energy Corp Class A(a)(b)	288,828
13,100	Evolution Petroleum Corp(a)	63,666
15,100	Gulf Island Fabrication Inc	118,535
26,600	MRC Global Inc(b)	349,524
51,500	Noble Corp PLC(a)	533,025
3,600	Panhandle Oil & Gas Inc	62,316
7,300	PDC Energy Inc(b)	433,985
68,100	Pioneer Energy Services Corp(b)	149,820
19,400	QEP Resources Inc	273,734
10,800	REX American Resources Corp(a)(b)	599,076
5,400	TerraForm Power Inc	46,710
		3,235,481
Financial — 39.78%
12,300	Access National Corp	243,909
7,200	Altisource Portfolio Solutions SA(b)	173,880
59,300	Ambac Financial Group Inc(b)	936,940
11,300	American Assets Trust Inc REIT	451,096
16,700	AmTrust Financial Services Inc	432,196
141,100	Anworth Mortgage Asset Corp REIT	657,526
18,200	Arbor Realty Trust Inc REIT(a)	123,214
49,300	ARMOUR Residential Inc REIT(a)	1,061,429
12,000	Aspen Insurance Holdings Ltd	572,400
21,800	Assured Guaranty Ltd	551,540
36,200	Banco Latinoamericano de Comercio Exterior SA	876,764
2,700	C&F Financial Corp	103,140
20,600	Cardinal Financial Corp	419,210
66,800	Cedar Realty Trust Inc REIT	482,964
23,500	Central Pacific Financial Corp	511,595
2,700	Century Bancorp Inc Class A	105,057
25,000	Charter Financial Corp	337,500
3,600	Citizens & Northern Corp(a)	71,568
13,200	CoreSite Realty Corp REIT	924,132
33,900	CubeSmart REIT	1,128,870
8,800	CVB Financial Corp(a)	153,560
13,500	CyrusOne Inc REIT	616,275
17,900	CYS Investments Inc REIT	145,706
26,400	Dime Community Bancshares Inc	465,168
34,500	DuPont Fabros Technology Inc REIT	1,398,285
2,200	Enterprise Financial Services Corp	59,488
10,800	Equity LifeStyle Properties Inc REIT	785,484
Shares		Fair Value
Financial — (continued)
2,400	Financial Institutions Inc	$ 69,768
17,300	First Busey Corp	354,304
1,400	First Business Financial Services Inc	32,102
8,100	First Defiance Financial Corp	311,121
25,300	First Interstate BancSystem Inc Class A	711,689
16,400	First Merchants Corp	386,548
1,300	First NBC Bank Holding Co(b)	26,767
1,200	First of Long Island Corp	34,200
38,200	Flagstar Bancorp Inc(b)	819,772
2,500	Franklin Financial Network Inc(a)(b)	67,500
4,524	Getty Realty Corp REIT	89,711
14,200	Hatteras Financial Corp REIT	203,060
38,500	Heritage Insurance Holdings	614,845
1,400	Hingham Institution for Savings	166,754
5,600	Horizon Bancorp(a)	138,432
9,200	International FCStone Inc(b)	245,916
15,400	Lakeland Financial Corp	705,012
800	LTC Properties Inc REIT	36,192
39,400	Mack-Cali Realty Corp REIT	925,900
7,500	MainSource Financial Group Inc	158,175
10,700	MBIA Inc(b)	94,695
2,600	Merchants Bancshares Inc	77,324
1,500	Meta Financial Group Inc	68,400
56,500	MGIC Investment Corp(b)	433,355
6,500	National Health Investors Inc REIT	432,380
2,300	Nelnet Inc Class A	90,551
2,900	Northrim BanCorp Inc	69,339
9,400	Orrstown Financial Services Inc(a)	162,808
18,000	PennyMac Financial Services Inc Class A(a)(b)	211,680
1,900	Piedmont Office Realty Trust Inc REIT Class A	38,589
3,500	Post Properties Inc REIT	209,090
2,000	Preferred Bank	60,500
3,400	Prosperity Bancshares Inc(a)	157,726
2,300	PS Business Parks Inc REIT	231,173
61,900	Radian Group Inc	767,560
1,400	RE/MAX Holdings Inc Class A	48,020
9,500	Regional Management Corp(b)	162,545
3,400	Republic Bancorp Inc Class A	87,822
2,100	S&T Bancorp Inc	54,096
5,250	Security National Financial Corp Class A(a)(b)	26,723
17,400	Silver Bay Realty Trust Corp REIT	258,390
20,300	Southwest Bancorp Inc	305,515
4,800	Sovran Self Storage Inc REIT	566,160
3,700	St Joe Co(a)(b)	63,455
1,500	Stock Yards Bancorp Inc	57,795
12,400	Suffolk Bancorp	312,976
28,000	Summit Hotel Properties Inc REIT	335,160
5,100	Umpqua Holdings Corp	80,886
15,800	United Community Banks Inc	291,826
4,400	Valley National Bancorp(a)	41,976
2,000	Veritex Holdings Inc(a)(b)	29,060
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
37,900	Walker & Dunlop Inc(b)	$ 919,833
5,200	Washington Federal Inc	117,780
3,900	Washington Trust Bancorp Inc	145,548
13,000	Weingarten Realty Investors REIT	487,760
18,100	West Bancorporation Inc	329,963
		27,715,123
Industrial — 6.46%
4,400	Argan Inc	154,704
21,800	Atlas Air Worldwide Holdings Inc(b)	921,486
1,200	BWX Technologies Inc	40,272
700	Coherent Inc(b)	64,330
5,400	DHT Holdings Inc	31,104
13,500	Ducommun Inc(b)	205,875
5,200	Gibraltar Industries Inc(b)	148,720
26,100	Global Brass & Copper Holdings Inc	651,195
1,800	II-VI Inc(b)	39,078
2,700	Insteel Industries Inc	82,539
5,300	Kadant Inc	239,348
128,100	Navios Maritime Acquisition Corp	203,679
1,500	Nordic American Tankers Ltd(a)	21,135
7,900	Olympic Steel Inc	136,749
900	Plexus Corp(b)	35,568
7,800	Sanmina Corp(b)	182,364
16,200	Stoneridge Inc(b)	235,872
3,500	Tech Data Corp(b)	268,695
14,500	TTM Technologies Inc(b)	96,425
2,200	Universal Forest Products Inc	188,804
12,700	USA Truck Inc(b)	239,268
4,500	Willis Lease Finance Corp(b)	97,155
17,500	Xerium Technologies Inc(b)	91,350
13,800	ZAGG Inc(b)	124,338
		4,500,053
Technology — 4.51%
11,100	Alpha & Omega Semiconductor Ltd(b)	131,535
24,800	Brocade Communications Systems Inc	262,384
2,500	CACI International Inc Class A(b)	266,750
6,600	Convergys Corp(a)	183,282
4,500	CSG Systems International Inc(a)	203,220
7,400	Digi International Inc(b)	69,782
800	DST Systems Inc	90,216
12,700	Leidos Holdings Inc	639,064
10,100	NCI Inc Class A	141,501
3,700	QLogic Corp(b)	49,728
20,800	Rovi Corp(b)	426,608
10,900	Rudolph Technologies Inc(b)	148,894
17,300	Sigma Designs Inc(b)	117,640
Shares		Fair Value
Technology — (continued)
13,200	Tessera Technologies Inc	$ 409,200
		3,139,804
Utilities — 5.58%
600	ALLETE Inc	33,642
4,300	Black Hills Corp(a)	258,559
3,300	Chesapeake Utilities Corp	207,801
6,100	El Paso Electric Co	279,868
30,500	Ormat Technologies Inc(a)	1,257,820
5,800	PNM Resources Inc	195,576
5,100	Portland General Electric Co	201,399
13,000	SJW Corp	472,550
14,900	Southwest Gas Corp	981,165
		3,888,380
TOTAL COMMON STOCK — 99.17% (Cost $67,292,156)		$ 69,096,951
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.72%
$ 355,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	355,000
150,000	U.S. Treasury Bills(c) 0.44%, 09/15/2016	149,699
		504,699
Repurchase Agreements — 13.84%
482,008	Repurchase agreement (principal amount/value $482,143 with a maturity value of $482,147) with Scotia Capital (USA) Inc, 0.30%, dated 3/31/16 to be repurchased at $482,008 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 8.13%, 5/15/16 - 9/9/49, with a value of $491,790.(d)	482,008
2,289,893	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $2,289,893 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(d)	2,289,893
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,289,893	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $2,289,893 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(d)
		$ 2,289,893
2,289,892	Undivided interest of 8.27% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $2,289,892 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(d)	2,289,892
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$2,289,892	Undivided interest of 8.80% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $2,289,892 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(d)
$ 2,289,892
9,641,578
SHORT TERM INVESTMENTS — 14.56% (Cost $10,146,277)	$ 10,146,277
TOTAL INVESTMENTS — 113.73% (Cost $77,438,433)	$ 79,243,228
OTHER ASSETS & LIABILITIES, NET — (13.73)%	$ (9,568,593)
TOTAL NET ASSETS — 100.00%	$ 69,674,635
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	6	USD	665,760	June 2016	$29,925
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 69,096,951	$ —	$ —	$ 69,096,951
Short Term Investments	—	10,146,277	—	10,146,277
Total investments, at fair value:	69,096,951	10,146,277	0	79,243,228
Other Financial Investments:
Futures Contracts(a)	29,925	—	—	29,925
Total Assets	$ 69,126,876	$ 10,146,277	$ 0	$ 79,273,153
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$77,639,187
Gross unrealized appreciation on investments	8,890,599
Gross unrealized depreciation on investments	(7,286,558)
Net unrealized appreciation on investments	$1,604,041

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 14 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.21%
$1,645,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2034	$ 1,504,665
TOTAL ASSET-BACKED SECURITIES — 0.21% (Cost $1,644,751)		$ 1,504,665
CORPORATE BONDS AND NOTES
Basic Materials — 6.10%
	Alcoa Inc
140,000	5.87%, 02/23/2022	139,957
8,335,000	5.90%, 02/01/2027	7,918,250
255,000	6.75%, 01/15/2028	248,550
	ArcelorMittal
935,000	6.13%, 06/01/2018	944,350
80,000	6.50%, 03/01/2021(b)	78,800
895,000	8.00%, 10/15/2039	778,650
3,625,000	7.75%, 03/01/2041	3,099,375
3,565,000	Barminco Finance Property Ltd(c) 9.00%, 06/01/2018	2,664,837
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	480,332
3,485,000	5.25%, 04/01/2042	2,999,783
2,825,000	Barrick North America Finance LLC(b) 5.75%, 05/01/2043	2,553,792
	Chemours Co(c)
4,360,000	6.63%, 05/15/2023(b)	3,553,400
805,000	7.00%, 05/15/2025	644,000
914,100	Cliffs Natural Resources Inc(c) 8.00%, 09/30/2020	388,492
1,790,000	Essar Steel Algoma Inc(c)(d)(e)(f) 9.50%, 11/15/2019	53,700
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	199,063
3,585,000	5.45%, 03/15/2043	2,195,812
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	140,156
700,000	7.25%, 06/01/2028	921,992
90,000	8.88%, 05/15/2031	132,824
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,049,800
	Hexion Inc
1,000,000	9.00%, 11/15/2020	402,500
480,000	9.20%, 03/15/2021	115,200
2,220,000	7.88%, 02/15/2023	532,800
3,750,000	INVISTA Finance LLC(c) 4.25%, 10/15/2019	3,600,000
190,000	Methanex Corp 5.25%, 03/01/2022	179,653
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	1,783,627
600,000	Rain CII Carbon LLC / CII Carbon Corp(c) 8.25%, 01/15/2021	426,000
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	$ 503,170
	United States Steel Corp(b)
680,000	7.50%, 03/15/2022	484,840
3,070,000	6.65%, 06/01/2037	1,719,200
		42,932,905
Communications — 7.61%
5,725,000	Alcatel-Lucent USA Inc 6.45%, 03/15/2029	6,082,812
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,339,252
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,587,937
	CenturyLink Inc
860,000	7.60%, 09/15/2039	707,350
425,000	7.65%, 03/15/2042	350,625
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,605,775
770,000	Consolidated Communications Inc 6.50%, 10/01/2022	671,825
945,000	Cox Communications Inc(c) 4.80%, 02/01/2035	826,595
	DISH DBS Corp
1,640,000	5.00%, 03/15/2023	1,447,300
390,000	5.88%, 11/15/2024	357,825
1,540,000	Eircom Finance Ltd(c) EUR, 9.25%, 05/15/2020	1,844,807
775,000	Embarq Corp 8.00%, 06/01/2036	748,216
1,125,000	Frontier Communications Corp(c) 11.00%, 09/15/2025	1,130,625
290,000	Lamar Media Corp 5.00%, 05/01/2023	301,780
610,000	Level 3 Communications Inc 5.75%, 12/01/2022	629,825
420,000	Level 3 Financing Inc 7.00%, 06/01/2020	438,144
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	63,076
280,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.25%, 02/15/2022	287,000
	Portugal Telecom International Finance
1,350,000	EUR, 5.00%, 11/04/2019	412,430
1,300,000	EUR, 4.50%, 06/16/2025	347,629
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	154,500
1,960,000	6.88%, 07/15/2028	1,626,800
3,500,000	7.75%, 02/15/2031	2,926,875
	Qwest Corp
500,000	7.25%, 09/15/2025	546,805
1,837,000	6.88%, 09/15/2033	1,791,148
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	3,996,020
540,000	8.75%, 03/15/2032	422,550
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Sprint Communications Inc
$ 606,000	6.00%, 12/01/2016	$ 602,213
815,000	6.00%, 11/15/2022	595,969
	Sprint Corp
545,000	7.88%, 09/15/2023	416,811
215,000	7.13%, 06/15/2024	159,638
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	492,500
940,000	6.00%, 09/30/2034	893,498
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	248,980
200,000	GBP, 5.29%, 12/09/2022	326,895
400,000	GBP, 5.38%, 02/02/2026	662,201
525,000	7.05%, 06/20/2036	664,573
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	36,222
235,000	5.50%, 09/01/2041	233,052
200,000	4.50%, 09/15/2042	177,541
1,300,000	UPC Holding BV(c) EUR, 6.38%, 09/15/2022	1,579,124
	Viacom Inc
470,000	4.85%, 12/15/2034	417,161
65,000	4.38%, 03/15/2043	50,247
390,000	5.85%, 09/01/2043	375,001
1,065,000	5.25%, 04/01/2044	957,889
2,100,000	Videotron Ltd(c) CAD, 5.63%, 06/15/2025	1,629,066
400,000	Virgin Media Finance PLC(c) 6.00%, 10/15/2024	411,000
4,000,000	VTR Finance BV(c) 6.88%, 01/15/2024	3,900,000
	Windstream Services LLC
2,015,000	7.75%, 10/01/2021(b)	1,643,484
155,000	7.50%, 06/01/2022(b)	118,963
1,795,000	7.50%, 04/01/2023	1,341,763
		53,579,317
Consumer, Cyclical — 14.45%
245,441	Air Canada 2013-1 Class B Pass Through Trust(c) 5.38%, 05/15/2021	238,078
350,179	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	360,247
171,217	American Airlines 2013-1 Class B Pass Through Trust(c) 5.63%, 01/15/2021	173,357
5,410,611	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,788,921
6,950,000	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	6,958,340
7,440,000	American Airlines Group Inc(b)(c) 5.50%, 10/01/2019	7,570,200
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 241,523	Atlas Air 1998-1 Class B Pass Through Trust(g) 7.68%, 01/02/2018	$ 245,749
143,069	Atlas Air 1999-1 Class B Pass Through Trust(g)(h) 7.63%, 01/02/2018	143,070
483,092	Atlas Air 1999-1 Class C Pass Through Trust(g)(h) 8.77%, 01/02/2011	497,584
138,100	Atlas Air 2000-1 Class B Pass Through Trust(g) 9.06%, 01/02/2018	140,172
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,060,800
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	14,174,125
5,013	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	5,339
78,395	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	81,923
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	678,056
837,207	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	962,788
196,357	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	206,174
	Dillard's Inc
430,000	6.63%, 01/15/2018	456,192
500,000	7.88%, 01/01/2023	573,579
1,070,000	7.75%, 07/15/2026	1,226,772
850,000	Foot Locker Inc 8.50%, 01/15/2022	1,003,000
	Ford Motor Co
155,000	6.50%, 08/01/2018(b)	168,942
245,000	7.13%, 11/15/2025	296,691
265,000	7.50%, 08/01/2026	330,887
50,000	6.63%, 02/15/2028	58,161
755,000	6.63%, 10/01/2028	916,469
2,080,000	6.38%, 02/01/2029	2,437,334
2,035,000	7.45%, 07/16/2031	2,651,281
920,000	7.40%, 11/01/2046	1,175,824
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	11,406,819
1,215,000	GameStop Corp(b)(c) 5.50%, 10/01/2019	1,166,400
	General Motors Co
295,000	5.20%, 04/01/2045	277,321
495,000	6.75%, 04/01/2046	562,700
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,250,568
2,330,000	5.25%, 03/01/2026	2,437,008
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,569,050
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	$ 2,736,964
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	136,535
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(b)(c)	292,588
680,000	8.00%, 11/01/2019(c)	421,600
45,000	5.00%, 11/01/2021	30,825
450,000	KB Home 4.75%, 05/15/2019	448,313
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,817,200
1,330,000	4.75%, 11/15/2022	1,333,325
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	40,600
	New Albertsons Inc
805,000	7.75%, 06/15/2026	752,675
4,275,000	6.63%, 06/01/2028	3,612,375
4,905,000	7.45%, 08/01/2029	4,451,287
75,000	8.70%, 05/01/2030	72,000
1,500,000	8.00%, 05/01/2031	1,417,500
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,020,000
3,870,000	6.00%, 02/15/2035	3,763,575
665,000	Toro Co 6.63%, 05/01/2037	773,337
1,395,000	Toys R Us Inc(b) 7.38%, 10/15/2018	1,109,025
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	411,888
5,000	5.88%, 06/15/2024	4,969
313,976	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	328,890
73,082	United Airlines 2009-1 Pass Through Trust 10.40%, 11/01/2016	75,918
1,033,348	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,066,931
546,939	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	632,056
1,166,834	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,303,937
2,065,943	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,282,868
808,420	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	856,424
240,000	Wagamama Finance PLC(c) GBP, 7.88%, 02/01/2020	363,678
		101,807,204
Consumer, Non-Cyclical — 4.19%
475,000	Avon Products Inc 8.70%, 03/15/2043	313,500
430,000	BioScrip Inc 8.88%, 02/15/2021	363,350
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 620,000	Boston Scientific Corp 6.00%, 01/15/2020	$ 699,848
285,000	Delhaize Group 5.70%, 10/01/2040	307,268
970,000	DS Services of America Inc(c) 10.00%, 09/01/2021	1,098,525
	HCA Inc
45,000	4.75%, 05/01/2023	45,788
395,000	7.50%, 12/15/2023	418,700
575,000	8.36%, 04/15/2024	641,125
765,000	7.69%, 06/15/2025	822,375
1,115,000	7.58%, 09/15/2025	1,204,200
2,505,000	7.05%, 12/01/2027	2,567,625
725,000	7.50%, 11/06/2033	775,750
175,000	7.75%, 07/15/2036	187,250
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(c) 7.88%, 10/01/2022	3,622,350
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021	266,988
1,970,000	7.00%, 02/15/2022	1,822,250
105,000	6.50%, 11/15/2023	89,775
1,010,000	6.00%, 04/01/2024	828,200
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,122,900
3,195,000	SUPERVALU Inc(b) 6.75%, 06/01/2021	2,723,737
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019	1,962,669
1,180,000	6.75%, 06/15/2023	1,129,850
425,000	6.88%, 11/15/2031	342,656
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	473,925
775,000	6.13%, 06/15/2023(b)	800,187
4,850,000	5.75%, 11/15/2024(b)	4,850,000
		29,480,791
Energy — 5.03%
1,065,819	Alta Wind Holdings LLC(c) 7.00%, 06/30/2035	1,182,137
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024(b)	463,072
820,000	4.50%, 07/15/2044	643,239
	Baytex Energy Corp(c)
30,000	5.13%, 06/01/2021	21,150
45,000	5.63%, 06/01/2024	30,263
2,035,000	Bellatrix Exploration Ltd(c) 8.50%, 05/15/2020	1,022,587
	California Resources Corp
205,000	5.00%, 01/15/2020(b)	47,150
3,395,000	5.50%, 09/15/2021	746,900
450,000	6.00%, 11/15/2024	101,250
	Chesapeake Energy Corp
315,000	7.25%, 12/15/2018	171,675
390,000	6.63%, 08/15/2020	152,100
35,000	6.88%, 11/15/2020	13,738
1,175,000	6.13%, 02/15/2021	452,375
2,965,000	4.88%, 04/15/2022	1,037,750
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 190,000	5.75%, 03/15/2023	$ 64,600
	Continental Resources Inc
100,000	4.50%, 04/15/2023	83,625
545,000	3.80%, 06/01/2024(b)	430,550
395,000	DCP Midstream LLC(c) 6.45%, 11/03/2036	252,998
	Devon Energy Corp(b)
3,115,000	3.25%, 05/15/2022	2,622,799
2,570,000	5.85%, 12/15/2025	2,480,662
	Enbridge Energy Partners LP
1,750,000	5.88%, 10/15/2025	1,764,612
1,665,000	7.38%, 10/15/2045	1,682,802
500,000	EQT Corp 8.13%, 06/01/2019	538,798
860,000	FTS International Inc 6.25%, 05/01/2022	94,600
200,000	Global Marine Inc 7.00%, 06/01/2028	95,000
760,000	Halcon Resources Corp 8.88%, 05/15/2021	133,000
600,000	IFM US Colonial Pipeline 2 LLC(c) 6.45%, 05/01/2021	651,607
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	276,301
	MPLX LP(c)
80,000	4.50%, 07/15/2023	73,774
295,000	4.88%, 06/01/2025	268,990
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,531,250
	ONEOK Partners LP
225,000	4.90%, 03/15/2025(b)	211,980
70,000	6.20%, 09/15/2043	63,727
	Paragon Offshore PLC(c)(f)(h)
741,000	6.75%, 07/15/2022(e)	194,513
1,714,000	7.25%, 08/15/2024	458,495
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	698,750
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	1,510,512
	QEP Resources Inc
408,000	6.88%, 03/01/2021	374,340
405,000	5.38%, 10/01/2022	355,388
1,120,000	5.25%, 05/01/2023	974,400
	Range Resources Corp(b)
1,455,000	5.00%, 08/15/2022	1,254,937
490,000	5.00%, 03/15/2023	415,275
965,000	4.88%, 05/15/2025(c)	844,375
	Sabine Pass Liquefaction LLC
1,110,000	5.63%, 02/01/2021	1,066,987
215,000	5.63%, 03/01/2025(b)	205,056
3,205,000	Sidewinder Drilling Inc(c) 9.75%, 11/15/2019	232,363
4,340,000	Transcontinental Gas Pipe Line Co LLC(c) 7.85%, 02/01/2026	4,953,624
	Transocean Inc
370,000	7.13%, 12/15/2021(b)	249,750
1,090,000	4.30%, 10/15/2022	602,225
Principal Amount(a)		Fair Value
Energy — (continued)
$ 700,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	$ 623,000
		35,421,051
Financial — 18.55%
100,000	AGFC Capital Trust I(c)(i) 6.00%, 01/15/2067	49,500
	Ally Financial Inc
552,000	8.00%, 12/31/2018	596,160
1,500,000	3.50%, 01/27/2019	1,477,500
3,770,000	5.13%, 09/30/2024(b)	3,854,825
869,000	8.00%, 11/01/2031	990,660
	American International Group Inc
60,000	4.88%, 06/01/2022	65,978
75,000	4.13%, 02/15/2024	78,151
	Bank of America Corp
50,000	EUR, 0.32%, 09/14/2018(i)	55,700
800,000	5.49%, 03/15/2019	871,874
1,724,000	7.63%, 06/01/2019	2,006,350
800,000	3.30%, 01/11/2023	806,722
450,000	4.25%, 10/22/2026	456,709
1,900,000	6.11%, 01/29/2037	2,184,764
850,000	Camden Property Trust 5.70%, 05/15/2017	884,654
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	2,873,607
100,000	EUR, 1.07%, 11/30/2017(i)	113,595
5,925,000	3.50%, 05/15/2023	5,923,691
3,506,687	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(c) 6.13%, 11/30/2019	3,506,686
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,307,586
1,900,000	Forethought Financial Group Inc(c) 8.63%, 04/15/2021	2,068,963
	Genworth Holdings Inc
1,005,000	4.90%, 08/15/2023	746,212
415,000	4.80%, 02/15/2024	303,988
450,000	6.50%, 06/15/2034	301,500
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(f)	6,597,258
1,600,000	6.75%, 10/01/2037	1,911,098
1,560,000	Hanover Insurance Group Inc 6.38%, 06/15/2021	1,782,089
2,520,000	HBOS PLC(c) 6.75%, 05/21/2018	2,724,957
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,733,981
2,200,000	7.50%, 04/15/2018	2,420,233
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	338,575
1,105,000	4.63%, 04/15/2021	1,132,625
1,385,000	5.88%, 08/15/2022(b)	1,502,725
	iStar Financial Inc
115,000	3.88%, 07/01/2016	114,901
110,000	5.85%, 03/15/2017	112,200
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 575,000	7.13%, 02/15/2018	$ 582,187
350,000	4.88%, 07/01/2018	338,188
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(c) 6.88%, 04/15/2022	292,388
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	274,786
975,000	6.88%, 04/15/2021	1,100,872
1,165,000	5.13%, 01/20/2023	1,169,257
705,000	6.45%, 06/08/2027	743,054
1,140,000	6.25%, 01/15/2036	1,100,597
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	941,733
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,173,024
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7.38%, 10/01/2017	566,438
2,472,000	Lloyds Banking Group PLC(c) 4.58%, 12/10/2025	2,423,541
600,000	MBIA Insurance Corp(c)(i) 11.88%, 01/15/2033	207,000
245,000	MetLife Capital Trust X(c) 9.25%, 04/08/2038	332,281
1,355,000	MetLife Inc 10.75%, 08/01/2039	2,059,600
	Morgan Stanley
300,000	1.07%, 10/18/2016(i)	299,810
1,025,000	AUD, 4.75%, 11/16/2018	808,723
435,000	5.75%, 01/25/2021	497,908
2,225,000	CAD, 3.13%, 08/05/2021	1,766,020
570,000	3.75%, 02/25/2023	593,920
11,545,000	4.10%, 05/22/2023	11,905,712
3,895,000	4.35%, 09/08/2026	4,008,270
3,005,000	Mutual of Omaha Insurance Co(c) 6.80%, 06/15/2036	3,770,764
	Navient Corp
100,000	4.63%, 09/25/2017	101,125
2,175,000	8.45%, 06/15/2018	2,329,969
345,000	5.50%, 01/15/2019	338,963
1,015,000	4.88%, 06/17/2019(b)	979,475
190,000	5.50%, 01/25/2023	161,500
1,035,000	6.13%, 03/25/2024	890,100
395,000	5.88%, 10/25/2024	334,763
3,035,000	5.63%, 08/01/2033	2,139,675
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,205,235
535,000	Penn Mutual Life Insurance Co(c) 6.65%, 06/15/2034	618,448
1,060,000	Quicken Loans Inc(c) 5.75%, 05/01/2025	1,028,200
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(j)	75,471
905,000	EUR, 5.50%, Perpetual(j)	979,547
620,000	6.10%, 06/10/2023	635,033
1,185,000	6.00%, 12/19/2023	1,200,168
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	58,175
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	EUR, 6.93%, 04/09/2018	$ 499,539
50,000	EUR, 4.63%, 09/22/2021(i)	56,326
	Santander Issuances SAU
300,000	5.91%, 06/20/2016(c)	302,039
7,800,000	5.18%, 11/19/2025	7,537,538
	Societe Generale SA(c)
1,700,000	5.92%, Perpetual(b)(i)(j)	1,683,000
3,560,000	4.75%, 11/24/2025	3,523,182
3,285,000	5.63%, 11/24/2045(b)	3,202,310
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	920,250
1,325,000	5.25%, 12/15/2019	1,265,375
2,545,000	6.00%, 06/01/2020	2,443,200
2,055,000	7.75%, 10/01/2021(b)	2,016,160
825,000	8.25%, 10/01/2023	796,125
	XLIT Ltd
575,000	6.38%, 11/15/2024	669,735
725,000	6.25%, 05/15/2027	850,033
		130,692,749
Industrial — 4.81%
	AECOM Technology Corp
215,000	5.75%, 10/15/2022	223,063
225,000	5.88%, 10/15/2024	231,750
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	168,542
1,650,000	APL Ltd 8.00%, 01/15/2024	1,105,500
2,390,000	Atrium Windows & Doors Inc(c) 7.75%, 05/01/2019	1,768,600
1,290,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(c) 6.00%, 06/15/2017	1,279,519
	Bombardier Inc(c)
6,985,000	6.00%, 10/15/2022	5,238,750
1,550,000	CAD, 7.35%, 12/22/2026	859,288
425,000	Cleaver-Brooks Inc(c) 8.75%, 12/15/2019	401,625
950,000	Corning Inc 7.25%, 08/15/2036	1,074,328
740,000	Gates Global LLC / Gates Global Co(c) 6.00%, 07/15/2022	632,700
	General Electric Capital Corp
400,000	NZD, 6.75%, 09/26/2016	281,100
680,000	NZD, 5.50%, 02/01/2017	479,410
3,500,000	Hellenic Railways Organization SA(i) EUR, 0.25%, 05/24/2016	3,878,114
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,130,000
1,620,000	6.50%, 08/15/2032	1,652,400
1,025,000	Meccanica Holdings USA Inc(c) 6.25%, 01/15/2040	973,750
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	369,106
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 865,000	Owens Corning 7.00%, 12/01/2036	$ 955,608
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,025,794
	Sealed Air Corp(c)
105,000	4.88%, 12/01/2022	109,200
1,790,000	5.50%, 09/15/2025	1,877,262
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,304,500
837,000	6.50%, 07/15/2024	830,471
780,000	6.50%, 05/15/2025	762,450
375,000	Transfield Services Ltd(c) 8.38%, 05/15/2020	383,437
	Westvaco Corp
485,000	8.20%, 01/15/2030	624,752
230,000	7.95%, 02/15/2031	286,722
		33,907,741
Technology — 0.64%
495,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	324,225
2,445,000	Amkor Technology Inc 6.38%, 10/01/2022	2,334,975
1,250,000	Hewlett Packard Enterprise Co(c) 6.35%, 10/15/2045	1,228,476
750,000	Micron Technology Inc(c) 5.63%, 01/15/2026	592,500
		4,480,176
Utilities — 1.34%
2,505,000	AES Corp(b) 4.88%, 05/15/2023	2,411,063
1,062,341	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	1,001,936
1,587,000	DPL Inc 6.75%, 10/01/2019	1,610,805
2,210,000	EDP Finance BV(c) 4.13%, 01/15/2020	2,213,094
1,900,000	Enel Finance International NV(c) 6.00%, 10/07/2039	2,230,028
		9,466,926
TOTAL CORPORATE BONDS AND NOTES — 62.72% (Cost $454,639,023)		$ 441,768,860
CONVERTIBLE BONDS
Basic Materials — 0.04%
215,000	RPM International Inc 2.25%, 12/15/2020	245,234
Communications — 1.19%
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,753,281
1,045,000	3.75%, 10/15/2018(c)	1,235,713
Principal Amount(a)		Fair Value
Communications — (continued)
$1,140,000	JDS Uniphase Corp(b) 0.63%, 08/15/2033	$ 1,109,363
56,991	Liberty Interactive LLC 3.50%, 01/15/2031	30,205
2,260,000	Priceline Group Inc 0.90%, 09/15/2021	2,274,125
		8,402,687
Consumer, Cyclical — 0.21%
540,000	CalAtlantic Group Inc 0.25%, 06/01/2019	477,900
155,000	Iconix Brand Group Inc 1.50%, 03/15/2018	105,400
935,000	KB Home(b) 1.38%, 02/01/2019	862,538
		1,445,838
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(k) 2.00%, 03/01/2042	206,800
Energy — 0.68%
	Chesapeake Energy Corp
3,640,000	2.50%, 05/15/2037	2,302,300
6,250,000	2.25%, 12/15/2038	2,500,000
		4,802,300
Financial — 0.35%
195,000	Jefferies Group LLC 3.88%, 11/01/2029	191,344
1,810,000	Old Republic International Corp 3.75%, 03/15/2018	2,242,137
		2,433,481
Industrial — 0.01%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	100,819
Technology — 3.81%
1,335,000	Brocade Communications Systems Inc 1.38%, 01/01/2020	1,322,484
	Intel Corp
4,565,000	2.95%, 12/15/2035	5,800,403
6,090,000	3.25%, 08/01/2039	9,686,906
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,100,763
	Nuance Communications Inc
3,497,000	1.50%, 11/01/2035	3,601,910
840,000	1.00%, 12/15/2035(c)	773,325
2,435,000	ON Semiconductor Corp(c) 1.00%, 12/01/2020	2,173,238
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 2,505,000	Rovi Corp 0.50%, 03/01/2020	$ 2,390,709
		26,849,738
TOTAL CONVERTIBLE BONDS — 6.32% (Cost $42,700,806)		$ 44,486,897
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
35,340,000	CAD, 0.25%, 05/01/2017	27,127,787
8,945,000	CAD, 1.25%, 09/01/2018	7,003,995
3,625,000	CAD, 0.75%, 09/01/2020	2,807,194
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	12,636,343
	Mexican Bonos
835,000 (l)	MXP, 6.50%, 06/10/2021	5,075,468
845,500 (l)	MXP, 8.00%, 12/07/2023	5,566,843
1,145,000 (l)	MXP, 10.00%, 12/05/2024	8,507,792
335,000 (l)	MXP, 7.50%, 06/03/2027	2,151,714
85,000 (l)	MXP, 8.50%, 05/31/2029	588,645
115,000 (l)	MXP, 7.75%, 05/29/2031	750,511
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	7,205,765
10,505,000	AUD, 3.50%, 03/20/2019	8,381,300
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,490,914
	Norway Government Bond(c)
34,725,000	NOK, 4.25%, 05/19/2017	4,375,299
9,545,000	NOK, 4.50%, 05/22/2019	1,299,205
6,650,000	NOK, 3.75%, 05/25/2021	927,417
6,700,000	Portugal Government International Bond(c) 5.13%, 10/15/2024	6,741,272
225,217	Province of Alberta Canada CAD, 5.93%, 09/16/2016	177,342
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 15.73% (Cost $125,018,967)		$ 110,814,806
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.09%
200,000	GS Mortgage Securities Trust(i) Series 2007-GG10 Class AM 5.79%, 08/10/2045	190,546
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 609,785	Institutional Mortgage Securities Canada Inc(c) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	$ 468,949
TOTAL MORTGAGE-BACKED SECURITIES — 0.09% (Cost $766,212)		$ 659,495
MUNICIPAL BONDS AND NOTES
1,495,000	State of Illinois 5.52%, 04/01/2038	1,388,900
4,410,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,546,257
TOTAL MUNICIPAL BONDS AND NOTES — 0.70% (Cost$5,891,486)		$ 4,935,157
U.S. TREASURY BONDS AND NOTES
72,865,000	United States Treasury Note/Bond 0.75%, 10/31/2017	72,890,648
TOTAL U.S. TREASURY BONDS AND NOTES — 10.35% (Cost $72,728,323)		$ 72,890,648
Shares
COMMON STOCK
Basic Materials — 0.19%
175,763	ArcelorMittal (b)	804,994
39,217	Cliffs Natural Resources Inc(m)	117,651
3,961	PPG Industries Inc	441,612
		1,364,257
Communications — 0.09%
11,481	Level 3 Communications Inc(m)	606,771
Consumer, Cyclical — 0.33%
172,110	Ford Motor Co	2,323,485
Energy — 0.05%
42,007	Chesapeake Energy Corp(b)	173,069
65,662	Hercules Offshore Inc(m)	157,589
		330,658
Industrial — 0.21%
51,679	Corning Inc	1,079,574
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
26,029	Owens-Illinois Inc(m)	$ 415,423
		1,494,997
TOTAL COMMON STOCK — 0.87% (Cost $11,827,200)		$ 6,120,168
CONVERTIBLE PREFERRED STOCK
Energy — 0.01%
240	Chesapeake Energy Corp, 5.75%(c)	41,550
Financial — 0.50%
976	Crown Castle International Corp, 4.50%	104,627
35,349	FelCor Lodging Trust Inc Series A, 1.95%	891,460
48,969	Weyerhaeuser Co Series A, 6.38%	2,498,947
		3,495,034
Industrial — 0.20%
12,500	Stanley Black & Decker Inc Series A, 6.25%(b)	1,409,625
Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%(b)	303,577
TOTAL CONVERTIBLE PREFERRED STOCK — 0.75% (Cost $5,214,458)		$ 5,249,786
PREFERRED STOCK
Basic Materials — 0.17%
37,475	Alcoa Inc(b)	1,233,160
Communications — 0.00%
742	Cincinnati Bell Inc(b)	35,987
Energy — 0.21%
9,974	Chesapeake Energy Corp	171,461
30,000	El Paso Energy Capital Trust I	1,277,814
		1,449,275
Financial — 0.34%
1,484	Bank of America Corp	1,678,775
267	iStar Financial Inc	11,204
10,955	SLM Corp	508,312
Shares		Fair Value
Financial — (continued)
3,200	Welltower Inc	$ 197,900
		2,396,191
Utilities — 0.14%
25,000	Southern California Edison Co	630,000
3,600	Union Electric Co	338,400
		968,400
TOTAL PREFERRED STOCK — 0.86% (Cost $6,029,173)		$ 6,083,013
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.06%
$ 410,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	410,000
Repurchase Agreements — 4.88%
1,717,385	Undivided interest of 11.91% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $1,717,385 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(n)	1,717,385
8,158,843	Undivided interest of 29.47% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $8,158,843 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(n)	8,158,843
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,158,843	Undivided interest of 31.36% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $8,158,843 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(n)
		$ 8,158,843
8,158,842	Undivided interest of 7.43% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $8,158,842 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(n)	8,158,842
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$8,158,843	Undivided interest of 7.43% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $8,158,843 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(n)
$ 8,158,843
34,352,756
SHORT TERM INVESTMENTS — 4.94% (Cost $34,762,756)	$ 34,762,756
TOTAL INVESTMENTS — 103.54% (Cost $761,223,155)	$ 729,276,251
OTHER ASSETS & LIABILITIES, NET — (3.54)%	$ (24,934,138)
TOTAL NET ASSETS — 100.00%	$ 704,342,113
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $123,311,586 and $111,342,754, respectively, representing 15.81% of net assets.
(d)	Security in default; no interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $1,633,645 and $53,700, respectively, representing 0.01% of net assets.
(e)	Security in bankruptcy at March 31, 2016.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	Security is fair valued under procedures adopted by the Board of Directors.
(h)	Security in default; some interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $3,081,161 and $1,293,662, respectively, representing 0.18% of net assets.
(i)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2016. Maturity date disclosed represents final maturity date.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
At March 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Essar Steel Algoma Inc	9.50%	11/15/2019	02/03/2015	$1,633,645	$53,700	0.01%
Goldman Sachs Group Inc	3.55	02/12/2021	02/05/2014	7,335,626	6,597,258	0.94
Paragon Offshore PLC	6.75	07/15/2022	07/11/2014	741,000	194,513	0.03
Paragon Offshore PLC	7.25	08/15/2024	07/11/2014	1,714,000	458,495	0.06
				$11,424,271	$7,303,966	1.04%
Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

March 31, 2016

Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,504,665	$ —	$ 1,504,665
Corporate Bonds and Notes	—	440,742,285	1,026,575	441,768,860
Convertible Bonds	—	44,486,897	—	44,486,897
Foreign Government Bonds and Notes	—	110,814,806	—	110,814,806
Mortgage-Backed Securities	—	659,495	—	659,495
Municipal Bonds and Notes	—	4,935,157	—	4,935,157
U.S. Treasury Bonds and Notes	—	72,890,648	—	72,890,648
Common Stock	6,120,168	—	—	6,120,168
Convertible Preferred Stock	104,627	5,145,159	—	5,249,786
Preferred Stock	1,571,049	4,511,964	—	6,083,013
Short Term Investments	—	34,762,756	—	34,762,756
Total Assets	$ 7,795,844	$ 720,453,832	$ 1,026,575	$ 729,276,251

March 31, 2016

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$761,272,106
Gross unrealized appreciation on investments	37,104,236
Gross unrealized depreciation on investments	(69,100,091)
Net unrealized depreciation on investments	$(31,995,855)

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.14%
26,195	Cabot Corp	$ 1,266,004
82,414	Ferroglobe PLC	726,067
29,871	Minerals Technologies Inc	1,698,167
39,646	US Silica Holdings Inc	900,757
		4,590,995
Communications — 6.33%
95,276	1-800-Flowers.com Inc Class A(a)	750,775
50,202	ARRIS International PLC(a)	1,150,630
78,426	Calix Inc(a)	556,040
78,420	DigitalGlobe Inc(a)	1,356,666
87,545	EW Scripps Co Class A(a)	1,364,826
60,931	Houghton Mifflin Harcourt Co(a)	1,214,964
30,827	John Wiley & Sons Inc Class A	1,507,132
25,647	Liberty Ventures Class A(a)	1,003,311
110,847	New Media Investment Group Inc	1,844,494
64,294	Perficient Inc(a)	1,396,466
63,462	West Corp	1,448,203
		13,593,507
Consumer, Cyclical — 13.18%
82,138	Barnes & Noble Inc	1,015,226
17,423	Carmike Cinemas Inc(a)	523,387
60,561	Carrols Restaurant Group Inc(a)	874,501
16,341	Churchill Downs Inc	2,416,507
20,973	Core-Mark Holding Co Inc	1,710,558
5,141	Cracker Barrel Old Country Store Inc(b)	784,876
33,956	Del Frisco's Restaurant Group(a)	562,990
42,874	Diamond Resorts International Inc(a)(b)	1,041,838
88,661	Fox Factory Holding Corp(a)	1,401,730
56,337	Fred's Inc Class A	839,985
27,943	Genesco Inc(a)	2,018,882
54,808	H&E Equipment Services Inc	960,784
37,979	Horizon Global Corp(a)	477,776
24,890	HSN Inc	1,301,996
29,544	J Alexander's Holdings Inc(a)	311,985
64,385	Kimball International Inc Class B	730,770
56,225	Knoll Inc	1,217,271
59,106	Krispy Kreme Doughnuts Inc(a)	921,463
19,981	Libbey Inc	371,647
35,484	MarineMax Inc(a)	690,873
26,720	Marriott Vacations Worldwide Corp	1,803,600
109,802	National CineMedia Inc	1,670,088
38,957	Sally Beauty Holdings Inc(a)	1,261,428
43,015	Six Flags Entertainment Corp	2,386,902
Shares		Fair Value
Consumer, Cyclical — (continued)
19,243	Tenneco Inc(a)	$ 991,207
		28,288,270
Consumer, Non-Cyclical — 17.22%
4,768	Albany Molecular Research Inc(a)	72,903
22,074	Avis Budget Group Inc(a)	603,945
67,712	Booz Allen Hamilton Holding Corp	2,050,319
60,730	Catalent Inc(a)	1,619,669
169,760	Cott Corp	2,357,966
29,508	Cynosure Inc Class A(a)	1,301,893
68,575	Darling Ingredients Inc(a)	903,133
33,134	Euronet Worldwide Inc(a)	2,455,561
29,560	FTI Consulting Inc(a)	1,049,676
44,191	Halyard Health Inc(a)	1,269,607
14,037	Helen of Troy Ltd(a)	1,455,497
20,262	Insperity Inc	1,048,153
5,436	J&J Snack Foods Corp	588,610
19,686	Jarden Corp(a)	1,160,490
64,026	KAR Auction Services Inc	2,441,952
17,360	Macquarie Infrastructure Corp	1,170,758
47,134	PharMerica Corp(a)	1,042,133
47,622	Post Holdings Inc(a)	3,274,965
38,080	RPX Corp(a)	428,781
63,292	SpartanNash Co	1,918,380
32,774	SurModics Inc(a)	603,369
11,882	Teleflex Inc(b)	1,865,593
48,758	Viad Corp	1,421,783
63,668	VWR Corp(a)	1,722,856
15,615	WellCare Health Plans Inc(a)	1,448,291
20,226	WEX Inc(a)	1,686,039
		36,962,322
Diversified — 0.36%
55,516	HRG Group Inc(a)	773,338
Energy — 2.43%
31,049	Bristow Group Inc	587,447
50,887	Delek US Holdings Inc	775,518
42,164	Natural Gas Services Group Inc(a)	912,007
59,644	QEP Resources Inc	841,577
71,608	RPC Inc(b)	1,015,402
138,400	Synergy Resources Corp(a)(b)	1,075,368
		5,207,319
Financial — 29.54%
44,200	American Campus Communities Inc REIT	2,081,378
27,687	Atlas Financial Holdings Inc(a)	502,242
96,917	BancorpSouth Inc	2,065,301
56,592	Bryn Mawr Bank Corp	1,456,112
96,547	Cathay General Bancorp	2,735,177
2,561	Credit Acceptance Corp(a)(b)	464,950
82,437	CubeSmart REIT	2,745,152
118,100	CVB Financial Corp(b)	2,060,845
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
82,142	Employers Holdings Inc	$ 2,311,476
26,670	Federal Agricultural Mortgage Corp Class A(b)	1,006,259
119,128	First Financial Bancorp	2,165,747
52,359	First Financial Bankshares Inc(b)	1,548,779
126,158	FNFV Group(a)	1,368,814
98,149	Hercules Technology Growth Capital Inc(b)	1,178,769
53,826	Hersha Hospitality Trust REIT	1,148,647
42,344	Home BancShares Inc	1,733,987
38,509	Iberiabank Corp	1,974,356
35,361	LegacyTexas Financial Group Inc	694,844
9,363	MarketAxess Holdings Inc	1,168,783
24,430	Mid-America Apartment Communities Inc REIT	2,496,990
31,651	National Retail Properties Inc REIT	1,462,276
24,609	Omega Healthcare Investors Inc REIT	868,698
54,710	PacWest Bancorp	2,032,477
41,514	Pinnacle Financial Partners Inc	2,036,677
67,517	Popular Inc	1,931,661
36,701	ProAssurance Corp	1,857,071
48,901	Prosperity Bancshares Inc	2,268,517
23,319	Reinsurance Group of America Inc	2,244,454
145,291	Retail Opportunity Investments Corp REIT	2,923,255
22,786	Sabra Health Care Inc REIT	457,771
21,536	Signature Bank(a)	2,931,480
18,552	Sovran Self Storage Inc REIT	2,188,208
44,608	Stifel Financial Corp(a)	1,320,397
126,733	Talmer Bancorp Inc Class A	2,292,600
29,700	Texas Capital Bancshares Inc(a)	1,139,886
27,105	Triumph Bancorp Inc(a)	429,072
47,458	Wintrust Financial Corp(b)	2,104,288
		63,397,396
Industrial — 18.95%
51,461	Advanced Energy Industries Inc(a)	1,790,328
31,790	Aerojet Rocketdyne Holdings Inc(a)	520,720
14,395	Alamo Group Inc	801,945
36,484	Albany International Corp Class A	1,371,434
26,152	Altra Industrial Motion Corp	726,503
22,723	Argan Inc	798,941
33,477	Armstrong World Industries Inc(a)	1,619,282
12,687	AZZ Inc	718,084
77,489	Babcock & Wilcox Enterprises Inc(a)	1,658,265
31,195	Belden Inc	1,914,749
63,512	BWX Technologies Inc	2,131,463
11,154	Clean Harbors Inc(a)(b)	550,338
13,484	EnerSys	751,328
Shares		Fair Value
Industrial — (continued)
19,496	Genesee & Wyoming Inc Class A(a)	$ 1,222,399
32,663	Haynes International Inc	1,192,200
47,592	John Bean Technologies Corp	2,684,665
12,461	Kirby Corp(a)	751,274
26,401	Littelfuse Inc	3,250,227
22,969	Masonite International Corp(a)	1,504,470
38,949	Methode Electronics Inc	1,138,869
52,934	MYR Group Inc(a)	1,329,173
22,925	Old Dominion Freight Line Inc(a)	1,596,038
22,713	Patrick Industries Inc(a)	1,030,943
66,569	Raven Industries Inc(b)	1,066,435
32,550	RBC Bearings Inc(a)	2,384,613
30,592	Rogers Corp(a)	1,831,543
49,014	Summit Materials Inc Class A(a)	953,322
50,772	TriMas Corp(a)	889,525
10,625	US Concrete Inc(a)	633,038
64,116	Vishay Intertechnology Inc	782,856
15,718	Zebra Technologies Corp Class A(a)	1,084,542
		40,679,512
Technology — 5.74%
38,559	Convergys Corp(b)	1,070,784
32,568	CSG Systems International Inc	1,470,771
75,274	Digi International Inc(a)	709,834
48,303	Diodes Inc(a)	970,890
19,364	DST Systems Inc	2,183,678
34,075	Semtech Corp(a)	749,309
48,298	Synchronoss Technologies Inc(a)	1,561,957
76,270	Teradyne Inc	1,646,669
30,228	VeriFone Systems Inc(a)	853,639
32,946	Verint Systems Inc(a)	1,099,738
		12,317,269
Utilities — 2.28%
44,490	ALLETE Inc	2,494,555
38,775	NorthWestern Corp	2,394,356
		4,888,911
TOTAL COMMON STOCK — 98.17% (Cost $158,993,022)		$ 210,698,839
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.96%
$4,205,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	$ 4,205,000
Repurchase Agreements — 5.09%
2,597,425	Undivided interest of 17.12% in a repurchase agreement (principal amount/value $15,174,044 with a maturity value of $15,174,175) with BNP Paribas Securities Corp, 0.31%, dated 3/31/16 to be repurchased at $2,597,425 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.50%, 11/15/16 - 2/1/46, with a value of $15,477,526.(c)	2,597,425
2,597,426	Undivided interest of 2.36% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $2,597,426 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(c)	2,597,426
2,597,426	Undivided interest of 2.36% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $2,597,426 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(c)	2,597,426
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 546,721	Undivided interest of 3.79% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $546,721 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(c)
$ 546,721
2,597,426	Undivided interest of 9.38% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $2,597,426 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(c)	2,597,426
10,936,424
SHORT TERM INVESTMENTS — 7.05% (Cost $15,141,424)		$ 15,141,424
TOTAL INVESTMENTS — 105.22% (Cost $174,134,446)		$ 225,840,263
OTHER ASSETS & LIABILITIES, NET — (5.22)%		$ (11,202,350)
TOTAL NET ASSETS — 100.00%		$ 214,637,913
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 210,698,839	$ —	$ —	$ 210,698,839
Short Term Investments	—	15,141,424	—	15,141,424
Total Assets	$ 210,698,839	$ 15,141,424	$ 0	$ 225,840,263
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$174,297,911
Gross unrealized appreciation on investments	61,731,179
Gross unrealized depreciation on investments	(10,188,827)
Net unrealized appreciation on investments	$51,542,352

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.35%
62,741	Air Liquide SA(a)	$ 7,038,985
84,802	Akzo Nobel NV(a)	5,780,708
23,467	Linde AG(a)	3,409,721
85,157	Rio Tinto PLC(a)	2,386,390
30,800	Shin-Etsu Chemical Co Ltd(a)	1,590,758
		20,206,562
Communications — 7.25%
30,179	Alibaba Group Holding Ltd Sponsored ADR(b)	2,385,046
40,520	ProSiebenSat.1 Media AG(a)	2,080,093
582,704	Singapore Telecommunications Ltd(a)	1,649,434
390,117	Sky PLC(a)	5,726,978
482,282	WPP PLC(a)	11,218,429
		23,059,980
Consumer, Cyclical — 12.74%
561,309	Compass Group PLC(a)	9,886,882
24,820	Delphi Automotive PLC	1,861,996
159,400	Denso Corp(a)	6,398,405
9,258,400	Global Brands Group Holding Ltd(a)(b)	1,121,617
124,621	Hennes & Mauritz AB Class B(a)	4,147,906
1,609	Hermes International(a)	565,761
61,500	Honda Motor Co Ltd(a)	1,681,478
2,854,400	Li & Fung Ltd(a)	1,691,085
35,191	LVMH Moet Hennessy Louis Vuitton SE(a)	6,013,327
87,023	Yum! Brands Inc	7,122,832
		40,491,289
Consumer, Non-Cyclical — 33.28%
393,264	Ambev SA ADR	2,037,107
99,994	Bayer AG(a)	11,717,353
70,336	Beiersdorf AG(a)	6,335,467
86,855	Bureau Veritas SA(a)	1,931,087
23,647	Carlsberg A/S Class B(a)	2,248,485
118,482	Danone SA(a)	8,406,583
196,610	Diageo PLC(a)	5,299,977
11,113	Heineken NV(a)	1,005,480
129,400	Japan Tobacco Inc(a)	5,385,972
36,655	Loblaw Cos Ltd	2,052,398
17,743	L'Oreal SA(a)	3,173,988
37,455	Merck KGaA(a)	3,115,653
168,399	Nestle SA(a)	12,566,063
81,159	Novartis AG(a)	5,872,011
29,025	Pernod Ricard SA(a)	3,232,018
90,189	Randstad Holding NV(a)	4,988,515
84,415	Reckitt Benckiser Group PLC(a)	8,141,152
41,000	Roche Holding AG(a)	10,067,151
13,619	Sonova Holding AG(a)	1,738,122
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
180,700	Terumo Corp(a)	$ 6,466,721
		105,781,303
Energy — 2.24%
138,811	Eni SpA(a)	2,096,425
144,400	Inpex Corp(a)	1,093,524
140,891	Suncor Energy Inc	3,923,794
		7,113,743
Financial — 12.51%
1,308,200	AIA Group Ltd(a)	7,435,840
1,055,434	Barclays PLC(a)	2,264,832
463,200	DBS Group Holdings Ltd(a)	5,276,762
180,228	Element Financial Corp	1,942,785
563,493	HSBC Holdings PLC(a)	3,503,928
366,556	ING Groep NV(a)	4,386,520
58,282	Julius Baer Group Ltd(a)	2,497,789
47,415	KBC Groep NV(a)	2,441,770
152,580	Prudential PLC(a)	2,838,180
446,058	UBS Group AG(a)	7,175,305
		39,763,711
Industrial — 15.02%
92,905	Canadian National Railway Co	5,802,846
32,600	Daikin Industries Ltd(a)	2,434,717
21,800	FANUC Corp(a)	3,376,135
643,761	Hon Hai Precision Industry Co Ltd(a)	1,694,545
222,500	Hoya Corp(a)	8,457,367
131,000	Kubota Corp(a)	1,788,117
11,033	Kuehne + Nagel International AG(a)	1,567,970
76,600	Kyocera Corp(a)	3,372,789
50,931	Legrand SA(a)	2,846,745
16,138	MTU Aero Engines AG(a)	1,544,664
138,313	Orica Ltd(a)	1,626,832
322,031	Rolls-Royce Holdings PLC(a)	3,144,993
107,030	Schneider Electric SE(a)	6,745,097
216,398	Smiths Group PLC(a)	3,333,787
		47,736,604
Technology — 7.93%
79,668	Amadeus IT Holding SA Class A(a)	3,406,924
30,737	Check Point Software Technologies Ltd(b)(c)	2,688,565
30,586	Dassault Systemes(a)	2,423,382
90,107	SAP SE(a)	7,250,782
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
360,061	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 9,433,598
		25,203,251
Utilities — 1.27%
260,747	GDF Suez(a)(b)	4,039,922
TOTAL COMMON STOCK — 98.59% (Cost $298,779,480)		$313,396,365
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.84%
$2,675,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	2,675,000
Repurchase Agreements — 0.85%
638,063	Undivided interest of 0.58% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $638,063 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(d)	638,063
638,063	Undivided interest of 0.58% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $638,063 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(d)	638,063
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$638,063	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $638,063 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(d)
		$ 638,063
134,307	Undivided interest of 0.93% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $134,307 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(d)	134,307
638,063	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $638,063 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(d)	638,063
		2,686,559
SHORT TERM INVESTMENTS — 1.69% (Cost $5,361,559)		$ 5,361,559
TOTAL INVESTMENTS — 100.28% (Cost $304,141,039)		$318,757,924
OTHER ASSETS & LIABILITIES, NET — (0.28)%		$ (894,828)
TOTAL NET ASSETS — 100.00%		$317,863,096
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2016.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of March 31, 2016.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 59,607,524	18.70%
France	46,416,894	14.56
Japan	42,045,983	13.19
Switzerland	41,484,412	13.01
Germany	35,453,733	11.12
Netherlands	16,161,222	5.07
Canada	13,721,823	4.30
United States	12,484,392	3.92
Taiwan	11,128,143	3.49
Hong Kong	10,248,542	3.22
Singapore	6,926,196	2.17
Sweden	4,147,906	1.30
Spain	3,406,924	1.07
Israel	2,688,565	0.84
Belgium	2,441,770	0.77
China	2,385,046	0.75
Denmark	2,248,485	0.71
Italy	2,096,425	0.66
Brazil	2,037,107	0.64
Australia	1,626,832	0.51
Total	$318,757,924	100.00%
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 39,250,967	$ 274,145,398	$ —	$ 313,396,365
Short Term Investments	—	5,361,559	—	5,361,559
Total Assets	$ 39,250,967	$ 279,506,957	$ 0	$ 318,757,924
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Financial	$4,386,520	-
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$307,983,788
Gross unrealized appreciation on investments	40,239,069
Gross unrealized depreciation on investments	(29,464,933)
Net unrealized appreciation on investments	$10,774,136

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.44%
126,996	Brenntag AG(a)	$ 7,236,600
8,244	Givaudan SA(a)	16,156,598
170,086	Symrise AG(a)	11,387,619
12,478	Syngenta AG(a)	5,174,587
		39,955,404
Communications — 5.45%
14,100	Fuji Media Holdings Inc(a)	154,732
838,700	KDDI Corp(a)	22,377,171
30,400	Nippon Television Holdings Inc(a)	501,109
819,255	TDC A/S(a)	4,004,150
1,423,749	Telefonaktiebolaget LM Ericsson Class B(a)	14,255,580
2,458,902	Vodafone Group PLC(a)	7,811,755
		49,104,497
Consumer, Cyclical — 5.22%
536,631	Bunzl PLC(a)	15,558,186
1,208,594	Compass Group PLC(a)	21,288,142
3,024,283	Esprit Holdings Ltd(a)(b)(c)	2,827,120
15,100	Sankyo Co Ltd(a)	562,276
274,700	USS Co Ltd(a)	4,383,414
80,700	Yamaha Corp(a)	2,427,599
		47,046,737
Consumer, Non-Cyclical — 35.41%
104,529	Bayer AG(a)	12,248,767
2,999,602	Brambles Ltd(a)	27,788,830
271,425	British American Tobacco PLC(a)	15,869,843
405,350	Colgate-Palmolive Co	28,637,977
485,951	Danone SA(a)	34,479,391
179,981	Heineken NV(a)	16,284,282
109,971	Intertek Group PLC(a)	4,991,613
194,900	Ito En Ltd(a)(c)	6,154,076
488,500	Japan Tobacco Inc(a)	20,332,668
368,900	Kao Corp(a)	19,670,469
17,929	Kerry Group PLC Class A(a)	1,667,360
81,700	Kobayashi Pharmaceutical Co Ltd(a)	7,165,989
17,900	Kose Corp(a)(b)	1,740,190
534,539	Nestle SA(a)	39,887,712
303,000	Nihon Kohden Corp(a)	7,527,762
327,192	Reckitt Benckiser Group PLC(a)	31,555,053
136,459	RELX NV(a)	2,379,105
46,180	Roche Holding AG(a)	11,339,050
527,900	Santen Pharmaceutical Co Ltd(a)	7,934,590
98,800	Secom Co Ltd(a)	7,331,261
202,400	Terumo Corp(a)	7,243,300
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
186,500	Toyo Suisan Kaisha Ltd(a)	$ 6,694,660
		318,923,948
Energy — 0.88%
695,214	Cairn Energy PLC(a)(b)	1,990,414
21,513	Core Laboratories NV(c)	2,418,276
468,200	Inpex Corp(a)	3,545,624
		7,954,314
Financial — 16.19%
9,654,233	Bank of Ireland(a)(b)	2,792,379
423,000	Chiba Bank Ltd(a)(b)	2,106,823
560,000	Daiwa Securities Group Inc(a)	3,441,990
406,997	Deutsche Annington Immobilien SE(a)	14,611,569
404,973	Deutsche Wohnen AG(a)	12,568,178
772,199	DNB ASA(a)	9,118,352
26,695	Euler Hermes Group	2,419,169
34,733	Fairfax Financial Holdings Ltd	19,444,329
415,000	Hachijuni Bank Ltd(a)	1,787,853
291,078	Hiscox Ltd(a)	4,042,743
341,845	HSBC Holdings PLC(a)	2,125,670
419,668	IG Group Holdings PLC(a)(b)	4,810,888
853,303	ING Groep NV(a)	10,211,348
238,230	Jardine Lloyd Thompson Group PLC	2,887,802
597,000	Joyo Bank Ltd(a)	2,046,391
53,723	Julius Baer Group Ltd(a)	2,302,404
52,625	Jyske Bank A/S(a)	2,372,201
61,703	LEG Immobilien AG(a)	5,805,923
621,400	North Pacific Bank Ltd(a)(b)	1,571,138
147,100	Sony Financial Holdings Inc(a)	1,880,911
199,900	Sumitomo Mitsui Financial Group Inc(a)	6,068,500
665,606	Svenska Handelsbanken AB Class A(a)	8,443,957
69,780	Sydbank A/S(a)(c)	1,997,973
236,034	TAG Immobilien AG(a)(b)(c)	3,188,806
576,151	UBS Group AG(a)	9,267,986
36,609	Zurich Insurance Group AG(a)	8,490,045
		145,805,328
Industrial — 11.92%
2,166,099	Cobham PLC(a)	6,742,175
241,973	GEA Group AG(a)(b)	11,806,129
8,301	Geberit AG(a)	3,101,625
70,400	Glory Ltd(a)(c)	2,391,107
590,404	Halma PLC(a)	7,712,967
69,895	Hirose Electric Co Ltd(a)(b)	7,703,069
708,186	IMI PLC(a)	9,667,849
172,599	Legrand SA(a)	9,647,273
68,443	Nordson Corp	5,204,406
355,273	Orica Ltd(a)	4,178,706
18,911	Schindler Holding AG(a)	3,483,937
159,205	Schneider Electric SE(a)	10,033,198
187,742	Spectris PLC(a)	4,952,530
117,172	Spirax-Sarco Engineering PLC(a)	6,115,417
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
17,625	Wartsila OYJ Abp(a)	$ 796,704
695,000	Yamato Holdings Co Ltd(a)(c)	13,856,242
		107,393,334
Technology — 14.46%
333,143	Amadeus IT Holding SA Class A(a)	14,246,533
344,945	Analog Devices Inc	20,417,294
64,760	ASM International NV(a)	2,895,929
475,536	Cadence Design Systems Inc(b)	11,213,139
495,160	Computershare Ltd(a)	3,706,054
84,818	Dassault Systemes(a)	6,720,277
565,181	Infineon Technologies AG(a)	8,013,344
84,990	Neopost SA(a)	1,783,082
414,770	Nomura Research Institute Ltd(a)	13,968,205
355,853	NVIDIA Corp	12,679,042
128,500	Obic Co Ltd(a)	6,792,990
32,579	Synopsys Inc(b)	1,578,127
659,172	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	17,270,306
155,343	Texas Instruments Inc	8,919,795
		130,204,117
TOTAL COMMON STOCK — 93.97% (Cost $750,499,486)		$ 846,387,679
PREFERRED STOCK
Consumer, Non-Cyclical — 2.22%
181,793	Henkel AG & Co KGaA(a)	19,998,667
TOTAL PREFERRED STOCK — 2.22% (Cost $16,777,703)		$ 19,998,667
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.33%
$12,000,000	International Bank for Reconstruction & Development 0.10%, 04/04/2016	11,999,900
U.S. Government Agency Bonds and Notes — 1.83%
15,000,000	Federal Home Loan Bank 0.31%, 06/28/2016	14,988,630
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$1,475,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	$ 1,475,000
		16,463,630
Repurchase Agreements — 2.15%
4,609,438	Undivided interest of 4.20% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $4,609,438 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(d)	4,609,438
4,609,438	Undivided interest of 4.20% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $4,609,438 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(d)	4,609,438
4,609,439	Undivided interest of 5.97% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $4,609,439 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(d)	4,609,439
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 970,143	Undivided interest of 6.73% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $970,143 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(d)
$ 970,143
4,609,438	Undivided interest of 9.64% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $4,609,438 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(d)	4,609,438
19,407,896
SHORT TERM INVESTMENTS — 5.31% (Cost $47,871,426)		$ 47,871,426
TOTAL INVESTMENTS — 101.50% (Cost $815,148,615)		$ 914,257,772
OTHER ASSETS & LIABILITIES, NET — (1.50)%		$ (13,520,790)
TOTAL NET ASSETS — 100.00%		$ 900,736,982
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2016.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Summary of Investments by Country as of March 31, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$189,362,108	20.71%
United Kingdom	146,459,411	16.02
United States	136,521,207	14.93
Germany	106,865,602	11.69
Switzerland	99,203,943	10.85
France	65,082,390	7.12
Australia	35,673,590	3.90
Netherlands	31,809,834	3.48
Sweden	22,699,537	2.48
Canada	19,444,329	2.13
Taiwan	17,270,306	1.89
Spain	14,246,533	1.56
Norway	9,118,352	1.00
Denmark	8,374,324	0.91
Ireland	4,459,739	0.49
Bermuda	4,042,743	0.44
Hong Kong	2,827,120	0.31
Finland	796,704	0.09
Total	$914,257,772	100.00%
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2016

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 133,089,663	$ 713,298,016	$ —	$ 846,387,679
Preferred Stock	—	19,998,667	—	19,998,667
Short Term Investments	—	47,871,426	—	47,871,426
Total Assets	$ 133,089,663	$ 781,168,109	$ 0	$ 914,257,772
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Financial	$10,211,348	$2,887,802
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$818,290,188
Gross unrealized appreciation on investments	136,410,268
Gross unrealized depreciation on investments	(40,442,684)
Net unrealized appreciation on investments	$95,967,584

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MONEY MARKET FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 28,677	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 0.74%, 12/25/2029	$ 28,678
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $28,678)		$ 28,678
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.09%
	International Bank for Reconstruction & Development
14,295,000	0.15%, 04/04/2016	14,294,821
15,000,000	0.42%, 04/13/2016	14,997,949
		29,292,770
U.S. Government Agency Bonds and Notes — 83.07%
	Federal Farm Credit Bank
25,000,000	0.36%, 05/03/2016	24,992,219
35,000,000	0.48%, 08/03/2016	34,943,296
14,067,000	0.44%, 08/29/2016	14,041,794
	Federal Home Loan Bank
133,441,000	0.22%, 04/04/2016	133,438,608
1,100,000	0.19%, 04/08/2016	1,099,960
1,665,000	0.17%, 04/12/2016	1,664,914
18,232,000	0.28%, 04/14/2016	18,230,156
2,500,000	0.26%, 04/15/2016	2,499,747
2,200,000	0.26%, 04/18/2016	2,199,730
46,278,000	0.39%, 04/19/2016	46,269,199
5,000,000	0.27%, 04/20/2016	4,999,287
25,590,000	0.27%, 04/22/2016	25,586,084
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 26,969,000	0.35%, 04/27/2016	$ 26,962,376
1,300,000	0.29%, 04/28/2016	1,299,717
27,676,000	0.38%, 05/18/2016	27,662,626
50,000,000	0.39%, 05/20/2016	49,974,127
33,046,000	0.39%, 05/25/2016	33,027,157
8,658,000	0.49%, 08/19/2016	8,641,829
	Federal Home Loan Mortgage Corp
25,000,000	0.41%, 04/14/2016	24,996,385
20,485,000	0.31%, 05/13/2016	20,477,710
50,000,000	0.32%, 05/31/2016	49,974,164
57,401,000	0.42%, 06/02/2016	57,359,917
45,858,000	0.39%, 06/03/2016	45,826,839
	Federal National Mortgage Association
20,000,000	0.22%, 04/18/2016	19,997,921
14,000,000	0.30%, 04/20/2016	13,997,782
43,559,000	0.33%, 04/27/2016	43,548,863
55,548,000	0.40%, 05/02/2016	55,529,243
		789,241,650
U.S. Treasury Bonds and Notes — 13.79%
131,000,000	U.S. Treasury Bills 0.23%, 04/07/2016	130,994,939
SHORT TERM INVESTMENTS — 99.95% (Cost $949,529,359)		$949,529,359
TOTAL INVESTMENTS — 99.95% (Cost $949,558,037)		$949,558,037
OTHER ASSETS & LIABILITIES, NET — 0.05%		$ 500,308
TOTAL NET ASSETS — 100.00%		$950,058,345
(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.72%
96,088	Ecolab Inc	$ 10,715,734
43,110	International Flavors & Fragrances Inc	4,904,625
47,159	LyondellBasell Industries NV Class A	4,035,867
15,888	PPG Industries Inc	1,771,353
27,245	Sherwin-Williams Co	7,755,834
		29,183,413
Communications — 16.58%
12,657	Alphabet Inc Class A(a)	9,656,025
48,438	Alphabet Inc Class C(a)	36,083,888
27,178	Amazon.com Inc(a)	16,133,948
869	Baidu Inc Sponsored ADR(a)	165,875
187,253	Comcast Corp Class A	11,437,413
191,193	Facebook Inc Class A(a)	21,815,121
45,851	Liberty Global PLC Class C(a)	1,722,164
6,318	LinkedIn Corp Class A(a)	722,463
59,331	Netflix Inc(a)	6,065,408
595	Priceline Group Inc(a)	766,931
12,444	Splunk Inc(a)	608,885
129,334	Time Warner Inc	9,383,182
37,184	VeriSign Inc(a)(b)	3,292,272
123,597	Walt Disney Co	12,274,418
		130,127,993
Consumer, Cyclical — 18.51%
3,635	Chipotle Mexican Grill Inc(a)	1,711,976
42,028	Costco Wholesale Corp	6,622,772
216,725	CVS Health Corp	22,480,884
72,625	Delphi Automotive PLC	5,448,328
193,312	Delta Air Lines Inc	9,410,428
280,952	Home Depot Inc	37,487,425
115,986	NIKE Inc Class B	7,129,660
27,341	O'Reilly Automotive Inc(a)	7,482,138
197,880	Ross Stores Inc	11,457,252
384,643	Starbucks Corp	22,963,187
10,087	Tesla Motors Inc(a)(b)	2,317,690
13,122	Ulta Salon Cosmetics & Fragrance Inc(a)	2,542,256
40,604	Walgreens Boots Alliance Inc	3,420,481
68,911	Wal-Mart Stores Inc	4,719,714
		145,194,191
Consumer, Non-Cyclical — 24.91%
1,885	Alexion Pharmaceuticals Inc(a)	262,430
38,174	Allergan PLC(a)	10,231,777
55,651	AmerisourceBergen Corp	4,816,594
869	Biogen Inc(a)	226,218
26,228	BioMarin Pharmaceutical Inc(a)	2,163,285
147,336	Celgene Corp(a)	14,746,860
71,637	Coca-Cola Co	3,323,240
112,514	Colgate-Palmolive Co	7,949,114
22,159	Constellation Brands Inc Class A	3,348,003
77,991	Edwards Lifesciences Corp(a)	6,879,586
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,004	Estee Lauder Cos Inc Class A	$ 4,904,497
242,060	Gilead Sciences Inc	22,235,632
56,409	Hershey Co	5,194,705
28,378	Illumina Inc(a)	4,600,358
12,212	Incyte Corp(a)	885,004
5,663	Intuitive Surgical Inc(a)	3,403,746
98,924	Johnson & Johnson	10,703,577
36,077	Kimberly-Clark Corp	4,852,717
104,332	Medtronic PLC	7,824,900
36,904	Monster Beverage Corp(a)	4,922,256
49,326	Moody's Corp	4,762,919
43,663	PayPal Holdings Inc(a)	1,685,392
124,061	PepsiCo Inc	12,713,771
18,817	Regeneron Pharmaceuticals Inc(a)	6,782,399
420,996	Reynolds American Inc	21,180,309
109,349	Thermo Fisher Scientific Inc	15,482,725
65,090	Vantiv Inc Class A(a)	3,507,049
73,371	Vertex Pharmaceuticals Inc(a)	5,832,261
		195,421,324
Energy — 1.11%
141,295	Cabot Oil & Gas Corp	3,208,810
32,972	Marathon Petroleum Corp	1,225,899
2,769	Pioneer Natural Resources Co	389,709
53,095	Schlumberger Ltd(b)	3,915,756
		8,740,174
Financial — 7.32%
52,824	Intercontinental Exchange Inc	12,421,035
316,778	MasterCard Inc Class A	29,935,521
197,039	Visa Inc Class A	15,069,543
		57,426,099
Industrial — 7.14%
80,713	3M Co	13,449,207
9,819	Acuity Brands Inc	2,141,917
18,800	Amphenol Corp Class A	1,087,016
72,888	Honeywell International Inc	8,167,101
27,593	Northrop Grumman Corp	5,460,655
69,210	Raytheon Co	8,487,222
24,364	Roper Technologies Inc	4,453,008
72,802	United Parcel Service Inc Class B	7,678,427
50,983	United Technologies Corp	5,103,398
		56,027,951
Technology — 17.14%
29,053	Accenture PLC Class A	3,352,716
122,163	Activision Blizzard Inc	4,133,996
81,396	Adobe Systems Inc(a)	7,634,945
116,353	Analog Devices Inc	6,886,934
350,204	Apple Inc	38,168,734
8,345	ARM Holdings PLC Sponsored ADR	364,593
4,735	ASML Holding NV(b)	475,347
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
60,455	Broadcom Ltd	$ 9,340,297
188,401	Cognizant Technology Solutions Corp Class A(a)	11,812,743
366,130	EMC Corp	9,757,364
562,075	Microsoft Corp	31,043,402
45,842	NXP Semiconductors NV(a)	3,716,411
87,797	Salesforce.com Inc(a)	6,482,053
21,330	ServiceNow Inc(a)	1,304,969
		134,474,504
TOTAL COMMON STOCK — 96.43% (Cost $674,607,178)		$756,595,649
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.42%
$ 3,300,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	3,299,959
U.S. Government Agency Bonds and Notes — 3.39%
10,000,000	Federal Home Loan Bank 0.16%, 04/26/2016	9,998,889
16,590,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	16,590,000
		26,588,889
Repurchase Agreements — 0.75%
1,394,027	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $1,394,027 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(c)	1,394,027
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,394,028	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $1,394,028 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(c)
		$ 1,394,028
1,394,027	Undivided interest of 1.81% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $1,394,027 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(c)	1,394,027
293,429	Undivided interest of 2.03% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $293,429 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(c)	293,429
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,394,028	Undivided interest of 2.92% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $1,394,028 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(c)
$ 1,394,028
5,869,539
SHORT TERM INVESTMENTS — 4.56% (Cost $35,758,387)	$ 35,758,387
TOTAL INVESTMENTS — 100.99% (Cost $710,365,565)	$792,354,036
OTHER ASSETS & LIABILITIES, NET — (0.99)%	$ (7,733,500)
TOTAL NET ASSETS — 100.00%	$784,620,536
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 756,595,649	$ —	$ —	$ 756,595,649
Short Term Investments	—	35,758,387	—	35,758,387
Total Assets	$ 756,595,649	$ 35,758,387	$ 0	$ 792,354,036
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$711,685,729
Gross unrealized appreciation on investments	94,889,595
Gross unrealized depreciation on investments	(14,221,288)
Net unrealized appreciation on investments	$80,668,307

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.42%
5,862	American Vanguard Corp	$ 92,502
11,280	Calgon Carbon Corp	158,146
1,172	Innophos Holdings Inc	36,226
3,049	Innospec Inc	132,205
1,212	Minerals Technologies Inc	68,902
10,210	Steel Dynamics Inc	229,827
		717,808
Communications — 8.66%
5,228	8x8 Inc(a)	52,594
8,442	A10 Networks Inc(a)	49,977
2,996	AVG Technologies NV(a)	62,167
7,855	CalAmp Corp(a)(b)	140,840
9,287	Ciena Corp(a)	176,639
28,135	Cincinnati Bell Inc(a)	108,882
3,635	Cogent Communications Holdings Inc	141,874
2,574	Criteo SA(a)	106,615
3,282	Discovery Communications Inc Class A(a)	93,964
21,754	Entravision Communications Corp	161,850
4,012	Etsy Inc(a)(b)	34,904
4,672	Gigamon Inc(a)	144,925
7,253	Gray Television Inc(a)	85,005
13,590	Houghton Mifflin Harcourt Co(a)	270,985
3,751	IDT Corp Class B	58,478
17,041	Infinera Corp(a)(b)	273,678
7,126	Inteliquent Inc	114,372
1,429	InterDigital Inc(b)	79,524
4,893	Intralinks Holdings Inc(a)	38,557
5,099	Ixia (a)	63,534
9,790	Marketo Inc(a)	191,590
5,230	Media General Inc(a)	85,301
2,110	NeuStar Inc Class A(a)(b)	51,906
1,922	Nexstar Broadcasting Group Inc	85,087
9,350	Pandora Media Inc(a)	83,682
1,958	Plantronics Inc	76,734
15,789	Rubicon Project Inc(a)	288,623
26,611	Ruckus Wireless Inc(a)	261,054
6,210	Shopify Inc(a)	175,184
10,318	ShoreTel Inc(a)	76,766
702	Shutterfly Inc(a)	32,552
2,159	Sinclair Broadcast Group Inc Class A	66,389
984	Stamps.com Inc(a)	104,580
1,719	Ubiquiti Networks Inc(a)(b)	57,191
5,862	Web.com Group Inc(a)	116,185
7,300	West Corp	166,586
3,714	Wix.com Ltd(a)	75,283
5,330	Zendesk Inc(a)(b)	111,557
		4,365,614
Consumer, Cyclical — 13.76%
742	Allegiant Travel Co	132,120
Shares		Fair Value
Consumer, Cyclical — (continued)
4,420	American Axle & Manufacturing Holdings Inc(a)	$ 68,024
922	American Woodmark Corp(a)	68,772
2,462	Beacon Roofing Supply Inc(a)	100,967
1,355	Big Lots Inc	61,368
4,069	Brinker International Inc(b)	186,971
1,523	Brunswick Corp	73,074
3,300	Burlington Stores Inc(a)	185,592
3,282	Caleres Inc	92,848
1,405	Cedar Fair LP	83,527
1,990	Cheesecake Factory Inc	105,649
9,200	Chico's FAS Inc	122,084
820	Children's Place Inc	68,445
2,968	Chuy's Holdings Inc(a)	92,216
2,278	Coach Inc	91,325
2,696	Cooper Tire & Rubber Co	99,806
1,288	Cooper-Standard Holding Inc(a)	92,530
6,750	Copart Inc(a)	275,197
11,770	Del Taco Restaurants Inc(a)	121,584
3,693	Diamond Resorts International Inc(a)(b)	89,740
4,410	Dick's Sporting Goods Inc	206,167
856	Dillard's Inc Class A(b)	72,683
2,344	DSW Inc Class A	64,788
5,889	Duluth Holdings Inc(a)(b)	114,777
2,931	Ethan Allen Interiors Inc	93,264
4,788	Express Inc(a)	102,511
12,020	Extended Stay America Inc	195,926
4,302	Fox Factory Holding Corp(a)	68,015
1,172	G&K Services Inc Class A	85,849
2,764	G-III Apparel Group Ltd(a)	135,132
5,900	Gentherm Inc(a)	245,381
1,917	GNC Holdings Inc	60,865
1,557	iRobot Corp(a)(b)	54,962
6,120	Kate Spade & Co(a)	156,182
12,330	Krispy Kreme Doughnuts Inc(a)	192,225
2,904	LGI Homes Inc(a)	70,306
11,588	Lions Gate Entertainment Corp(b)	253,198
6,920	Malibu Boats Inc Class A(a)	113,488
2,410	Marcus Corp	45,669
3,751	MCBC Holdings Inc(a)(b)	52,814
6,030	Mobile Mini Inc	199,111
4,925	National CineMedia Inc	74,909
4,699	Ollie's Bargain Outlet Holdings Inc(a)	110,098
868	Oxford Industries Inc	58,356
1,640	Papa John's International Inc(b)	88,872
11,910	Party City Holdco Inc(a)	179,126
5,959	Penn National Gaming Inc(a)	99,456
3,859	PetMed Express Inc(b)	69,115
5,276	Regal Entertainment Group Class A(b)	111,535
4,308	Ruth's Hospitality Group Inc	79,310
4,440	SeaWorld Entertainment Inc(b)	93,506
1,875	Steven Madden Ltd(a)	69,450
1,768	Tenneco Inc(a)	91,070
1,425	Universal Electronics Inc(a)	88,336
2,703	Vera Bradley Inc(a)	54,979
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,934	Visteon Corp	$ 153,927
24,150	Wabash National Corp(a)	318,780
6,670	William Lyon Homes Class A(a)(b)	96,648
2,696	Wolverine World Wide Inc	49,660
6,655	Zoe's Kitchen Inc(a)(b)	259,478
		6,941,763
Consumer, Non-Cyclical — 31.02%
3,722	ACADIA Pharmaceuticals Inc(a)(b)	104,067
1,862	Acceleron Pharma Inc(a)(b)	49,138
30,310	Accuray Inc(a)	175,192
3,500	Adeptus Health Inc Class A(a)(b)	194,390
1,205	Agios Pharmaceuticals Inc(a)(b)	48,923
5,395	Akorn Inc(a)	126,944
4,474	Alarm.com Holdings Inc(a)	106,034
2,740	Alder Biopharmaceuticals Inc(a)	67,103
2,140	Alnylam Pharmaceuticals Inc(a)	134,328
7,327	AMAG Pharmaceuticals Inc(a)(b)	171,452
8,490	AMN Healthcare Services Inc(a)	285,349
17,643	Amplify Snack Brands Inc(a)(b)	252,648
1,640	Amsurg Corp(a)	122,344
672	Anacor Pharmaceuticals Inc(a)	35,918
2,670	Analogic Corp	210,957
1,288	Andersons Inc	40,456
3,730	Applied Genetic Technologies Corp(a)	52,145
11,023	Aralez Pharmaceuticals Inc(a)	39,132
3,751	Ardelyx Inc(a)(b)	29,145
7,621	ARIAD Pharmaceuticals Inc(a)	48,698
12,903	AtriCure Inc(a)	217,158
1,640	BioSpecifics Technologies Corp(a)	57,105
1,876	Blueprint Medicines Corp(a)(b)	33,862
1,992	Bright Horizons Family Solutions Inc(a)	129,042
2,378	Calavo Growers Inc	135,689
1,405	Cal-Maine Foods Inc(b)	72,934
2,171	Cambrex Corp(a)	95,524
9,500	Capital Senior Living Corp(a)	175,940
25,633	Cardiome Pharma Corp(a)	104,839
1,992	Cardtronics Inc(a)	71,692
2,696	Catalent Inc(a)	71,902
1,054	CEB Inc	68,225
4,370	Cempra Inc(a)(b)	76,562
1,523	Centene Corp(a)	93,771
8,110	Central Garden & Pet Co Class A(a)	132,112
5,510	Cepheid Inc(a)	183,814
32,230	Cerus Corp(a)(b)	191,124
1,390	Charles River Laboratories International Inc(a)	105,557
1,523	Chemed Corp	206,290
2,526	Coherus Biosciences Inc(a)(b)	53,627
1,523	CONMED Corp	63,875
2,566	Coty Inc Class A(b)	71,412
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,344	Depomed Inc(a)(b)	$ 32,652
4,432	DexCom Inc(a)	300,977
8,036	Dynavax Technologies Corp(a)(b)	154,613
467	Eagle Pharmaceuticals Inc(a)(b)	18,914
3,880	Emergent BioSolutions Inc(a)	141,038
7,980	Ensign Group Inc	180,667
2,344	Entellus Medical Inc(a)	42,637
1,857	ExamWorks Group Inc(a)	54,893
4,819	Five Prime Therapeutics Inc(a)(b)	195,796
6,340	Flexion Therapeutics Inc(a)(b)	58,328
1,009	Foundation Medicine Inc(a)(b)	18,344
7,855	GenMark Diagnostics Inc(a)	41,396
2,228	Genomic Health Inc(a)	55,188
1,991	Glaukos Corp(a)(b)	33,568
3,751	Globus Medical Inc Class A(a)	89,086
2,110	Grand Canyon Education Inc(a)	90,181
2,891	Greatbatch Inc(a)	103,035
3,938	Halozyme Therapeutics Inc(a)(b)	37,293
10,310	HealthEquity Inc(a)	254,348
2,813	HealthSouth Corp	105,853
3,384	ICF International Inc(a)	116,308
4,270	ICON PLC(a)	320,677
1,759	ICU Medical Inc(a)	183,112
2,462	Immune Design Corp(a)(b)	32,006
1,054	Impax Laboratories Inc(a)	33,749
2,130	INC Research Holdings Inc(a)	87,777
7,431	Inogen Inc(a)	334,246
3,868	Inotek Pharmaceuticals Corp(a)(b)	28,623
1,829	Insperity Inc	94,614
2,813	Insulet Corp(a)	93,279
3,399	Insys Therapeutics Inc(a)(b)	54,350
2,246	Intra-Cellular Therapies Inc(a)	62,439
2,160	Intrexon Corp(a)(b)	73,202
937	Ionis Pharmaceuticals Inc(a)(b)	37,949
2,931	Jazz Pharmaceuticals PLC(a)	382,642
2,462	John B Sanfilippo & Son Inc	170,100
5,110	KAR Auction Services Inc	194,895
3,635	Kforce Inc	71,173
1,992	Korn/Ferry International	56,354
1,992	Landauer Inc	65,875
3,517	Lannett Co Inc(a)(b)	63,060
7,350	LDR Holding Corp(a)	187,352
964	Lendingtree Inc(a)(b)	94,260
2,560	LifePoint Health Inc(a)	177,280
702	Ligand Pharmaceuticals Inc(a)(b)	75,177
9,146	Merrimack Pharmaceuticals Inc(a)(b)	76,552
8,207	MiMedx Group Inc(a)(b)	71,729
467	Molina Healthcare Inc(a)	30,117
2,810	Monro Muffler Brake Inc	200,831
10,839	Monster Worldwide Inc(a)	35,335
1,640	Myriad Genetics Inc(a)	61,385
3,751	Neurocrine Biosciences Inc(a)	148,352
4,617	Nevro Corp(a)(b)	259,752
4,572	Novavax Inc(a)(b)	23,592
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,578	Nutraceutical International Corp(a)	$ 62,774
964	Nuvectra Corp(a)	5,213
2,377	NxStage Medical Inc(a)	35,631
8,363	On Assignment Inc(a)	308,762
1,759	OncoMed Pharmaceuticals Inc(a)	17,784
2,959	Ophthotech Corp(a)(b)	125,077
12,072	OraSure Technologies Inc(a)	87,281
9,991	Pacific Biosciences of California Inc(a)	84,924
5,296	Pacira Pharmaceuticals Inc(a)(b)	280,582
2,991	Paylocity Holding Corp(a)	97,925
1,672	Penumbra Inc(a)(b)	76,912
2,184	PharMerica Corp(a)	48,288
1,427	Pinnacle Foods Inc	63,758
4,881	Portola Pharmaceuticals Inc(a)	99,572
2,344	Prestige Brands Holdings Inc(a)	125,146
3,684	Prothena Corp PLC(a)(b)	151,633
1,523	Providence Service Corp(a)	77,780
2,470	Radius Health Inc(a)	77,657
12,078	RadNet Inc(a)(b)	58,337
2,770	Relypsa Inc(a)(b)	37,534
2,599	Repligen Corp(a)	69,705
1,406	Revance Therapeutics Inc(a)(b)	24,549
6,141	Rockwell Medical Inc(a)(b)	46,119
7,650	RPX Corp(a)	86,139
2,157	Sage Therapeutics Inc(a)(b)	69,153
1,119	Sanderson Farms Inc	100,911
2,691	Sarepta Therapeutics Inc(a)(b)	52,528
6,566	Select Medical Holdings Corp	77,544
1,933	Spark Therapeutics Inc(a)	57,043
13,946	Spectranetics Corp(a)(b)	202,496
6,916	STAAR Surgical Co(a)	51,109
1,054	STERIS Corp	74,887
6,410	Sucampo Pharmaceuticals Inc Class A(a)	70,061
5,348	Supernus Pharmaceuticals Inc(a)	81,557
10,218	Surgery Partners Inc(a)(b)	135,491
2,696	Surgical Care Affiliates Inc(a)	124,771
1,172	Team Health Holdings Inc(a)	49,001
6,550	Teladoc Inc(a)(b)	62,880
4,740	TESARO Inc(a)(b)	208,702
1,169	Tokai Pharmaceuticals Inc(a)(b)	6,558
18,307	TransEnterix Inc(a)(b)	77,805
4,925	Trevena Inc(a)	40,730
11,693	TrueBlue Inc(a)	305,772
2,344	uniQure NV(a)(b)	27,847
4,010	Vantiv Inc Class A(a)	216,059
4,387	Vector Group Ltd(b)	100,199
820	WellCare Health Plans Inc(a)	76,055
2,110	West Pharmaceutical Services Inc	146,265
4,820	WhiteWave Foods Co Class A(a)	195,885
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,459	Zeltiq Aesthetics Inc(a)(b)	$ 175,426
		15,649,187
Energy — 1.06%
6,812	Callon Petroleum Co(a)	60,286
3,002	Diamondback Energy Inc(a)	231,694
1,172	Gulfport Energy Corp(a)	33,214
11,310	Memorial Resource Development Corp(a)	115,136
880	Ring Energy Inc(a)	4,444
3,632	SolarEdge Technologies Inc(a)	91,309
		536,083
Financial — 8.83%
3,750	AmTrust Financial Services Inc	97,050
4,340	Argo Group International Holdings Ltd	249,073
4,483	BofI Holding Inc(a)(b)	95,667
1,814	Cardinal Financial Corp	36,915
6,096	Communications Sales & Leasing Inc REIT(a)	135,636
3,751	Customers Bancorp Inc(a)	88,636
4,925	Employers Holdings Inc	138,590
1,327	Encore Capital Group Inc(a)(b)	34,157
15,472	Essent Group Ltd(a)	321,818
5,340	Evercore Partners Inc Class A	276,345
3,049	FCB Financial Holdings Inc Class A(a)	101,410
4,455	Federated National Holding Co	87,585
26,137	First BanCorp(a)	76,320
6,720	GEO Group Inc REIT	232,982
2,597	Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	49,914
2,110	HCI Group Inc(b)	70,263
4,808	Heritage Insurance Holdings	76,784
1,659	HomeStreet Inc(a)	34,524
2,142	Lazard Ltd LP Class A	83,110
1,523	National Health Investors Inc REIT	101,310
2,931	Omega Healthcare Investors Inc REIT	103,464
2,286	On Deck Capital Inc(a)	17,808
4,897	PennyMac Financial Services Inc Class A(a)(b)	57,589
1,162	PRA Group Inc(a)	34,151
4,870	QTS Realty Trust Inc Class A	230,741
3,123	RE/MAX Holdings Inc Class A	107,119
3,517	Renasant Corp	115,744
4,144	Rexford Industrial Realty Inc REIT	75,255
3,869	ServisFirst Bancshares Inc(b)	171,784
1,130	Signature Bank(a)	153,816
572	Sovran Self Storage Inc REIT(b)	67,467
4,740	Stifel Financial Corp(a)	140,304
2,250	SVB Financial Group(a)	229,612
6,916	United Insurance Holdings Corp	132,856
6,950	Virtu Financial Inc Class A	153,664
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,230	Virtus Investment Partners Inc	$ 96,075
1,508	WageWorks Inc(a)	76,320
2,111	Western Alliance Bancorp(a)	70,465
2,721	WisdomTree Investments Inc(b)	31,101
		4,453,424
Industrial — 14.11%
4,922	Advanced Energy Industries Inc(a)	171,236
3,038	Aerovironment Inc(a)(b)	86,036
4,768	Air Transport Services Group Inc(a)	73,332
2,344	Altra Industrial Motion Corp	65,116
3,210	AO Smith Corp	244,955
5,780	Apogee Enterprises Inc	253,684
2,931	Argan Inc	103,054
3,035	Astronics Corp(a)	115,785
1,875	AZZ Inc	106,125
2,686	Berry Plastics Group Inc(a)	97,099
9,350	Boise Cascade Co(a)	193,732
3,019	Briggs & Stratton Corp	72,215
8,038	Builders FirstSource Inc(a)	90,588
2,419	CaesarStone Sdot-Yam Ltd(a)	83,093
1,054	Chicago Bridge & Iron Co NV	38,566
2,748	Comfort Systems USA Inc	87,304
5,627	Continental Building Products Inc(a)	104,437
2,462	Cubic Corp	98,382
2,868	Dycom Industries Inc(a)(b)	185,474
3,391	Echo Global Logistics Inc(a)	92,100
2,228	EnerSys	124,144
2,272	Fabrinet (a)	73,499
4,599	Fluidigm Corp(a)(b)	37,114
14,575	GasLog Ltd(b)	141,961
3,050	Genesee & Wyoming Inc Class A(a)	191,235
4,450	Granite Construction Inc	212,710
7,000	Hub Group Inc Class A(a)	285,530
3,887	II-VI Inc(a)	84,387
8,000	IMAX Corp(a)	248,720
7,401	Imprivata Inc(a)	93,475
3,282	Jabil Circuit Inc	63,244
1,759	Kadant Inc	79,437
3,186	KapStone Paper & Packaging Corp	44,126
870	Littelfuse Inc	107,106
2,283	LSB Industries Inc(a)	29,108
5,431	LSI Industries Inc	63,814
2,430	Masonite International Corp(a)	159,165
7,004	MasTec Inc(a)	141,761
1,640	Matson Inc	65,879
1,523	MSA Safety Inc	73,637
15,150	NCI Building Systems Inc(a)	215,130
3,560	OSI Systems Inc(a)	233,144
3,842	Patrick Industries Inc(a)	174,388
24,708	PGT Inc(a)	243,127
2,344	Plexus Corp(a)	92,635
930	RBC Bearings Inc(a)	68,132
1,136	Rogers Corp(a)	68,012
Shares		Fair Value
Industrial — (continued)
9,844	Smith & Wesson Holding Corp(a)	$ 262,047
1,759	Standex International Corp	136,868
9,410	Swift Transportation Co(a)	175,308
3,311	TASER International Inc(a)(b)	64,995
3,166	Tetra Tech Inc	94,410
1,172	Trex Company Inc(a)(b)	56,174
3,049	Trinseo SA(a)	112,234
4,223	US Concrete Inc(a)(b)	251,606
2,462	Woodward Inc	128,073
1,992	XPO Logistics Inc(a)(b)	61,154
		7,119,802
Technology — 19.43%
10,611	2U Inc(a)(b)	239,809
10,970	Acxiom Corp(a)	235,197
1,405	Ambarella Inc(a)(b)	62,804
13,376	Apigee Corp(a)	111,155
20,180	Applied Micro Circuits Corp(a)	130,363
2,344	Aspen Technology Inc(a)	84,689
8,356	Benefitfocus Inc(a)(b)	278,673
1,992	Blackbaud Inc	125,277
9,370	Bottomline Technologies (DE) Inc(a)	285,691
2,657	BroadSoft Inc(a)	107,210
13,930	Cadence Design Systems Inc(a)	328,469
3,532	Callidus Software Inc(a)	58,914
1,784	Cavium Inc(a)	109,109
6,331	CEVA Inc(a)	142,447
2,305	Cirrus Logic Inc(a)	83,925
7,270	Cornerstone OnDemand Inc(a)	238,238
2,489	Cray Inc(a)	104,314
2,529	CSG Systems International Inc(b)	114,210
4,270	CyberArk Software Ltd(a)	182,030
34,790	Cypress Semiconductor Corp(b)	301,281
7,621	DSP Group Inc(a)	69,504
13,575	Evolent Health Inc Class A(a)(b)	143,352
9,778	Five9 Inc(a)(b)	86,926
20,820	FormFactor Inc(a)	151,361
1,252	Globant SA(a)(b)	38,637
11,138	inContact Inc(a)(b)	99,017
4,017	Inphi Corp(a)	133,927
4,253	Instructure Inc(a)(b)	76,299
2,344	Integrated Device Technology Inc(a)	47,911
4,104	Intersil Corp Class A	54,870
16,653	Lattice Semiconductor Corp(a)(b)	94,589
1,640	Manhattan Associates Inc(a)	93,267
7,378	Materialise NV ADR(a)	56,073
5,145	MAXIMUS Inc	270,833
7,782	MaxLinear Inc Class A(a)	143,967
3,040	Medidata Solutions Inc(a)	117,678
2,625	Mellanox Technologies Ltd(a)	142,616
5,158	Mentor Graphics Corp	104,862
9,642	Microsemi Corp(a)	369,385
1,944	MKS Instruments Inc	73,192
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
6,799	MobileIron Inc(a)	$ 30,731
1,551	Monolithic Power Systems Inc	98,706
937	MTS Systems Corp	57,016
8,850	Nanometrics Inc(a)	140,184
4,722	NCR Corp(a)	141,329
820	NetScout Systems Inc(a)	18,835
9,850	ON Semiconductor Corp(a)	94,461
3,290	Photronics Inc(a)	34,249
1,640	Power Integrations Inc	81,442
2,991	Press Ganey Holdings Inc(a)	89,969
2,505	Proofpoint Inc(a)(b)	134,719
7,290	PTC Inc(a)	241,736
4,572	QAD Inc Class A	97,155
9,810	Qlik Technologies Inc(a)	283,705
10,665	QLogic Corp(a)(b)	143,338
7,260	Radware Ltd(a)(b)	85,886
1,288	Semtech Corp(a)	28,323
937	Silicon Laboratories Inc(a)	42,128
8,110	Silicon Motion Technology Corp	314,749
5,906	Silver Spring Networks Inc(a)	87,114
1,479	Skyworks Solutions Inc	115,214
5,990	SS&C Technologies Holdings Inc	379,886
1,365	Stratasys Ltd(a)(b)	35,381
2,467	Super Micro Computer Inc(a)	84,075
796	Synaptics Inc(a)	63,473
5,205	Synchronoss Technologies Inc(a)	168,330
937	SYNNEX Corp	86,757
13,380	Teradyne Inc	288,874
2,820	Tessera Technologies Inc	87,420
841	Tyler Technologies Inc(a)	108,161
810	Ultimate Software Group Inc(a)	156,735
3,366	Veeva Systems Inc Class A(a)	84,285
2,931	VeriFone Systems Inc(a)	82,771
2,228	Verint Systems Inc(a)	74,371
3,642	Vocera Communications Inc(a)	46,436
		9,800,015
Utilities — 0.12%
4,062	8Point3 Energy Partners LP(b)	59,711
TOTAL COMMON STOCK — 98.41% (Cost $51,679,333)		$ 49,643,407
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 14.30%
$1,713,911	Repurchase agreement (principal amount/value $1,714,237 with a maturity value of $1,714,251) with HSBC Securities (USA) Inc, 0.29%, dated 3/31/16 to be repurchased at $1,713,911 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.38% - 6.50%, 7/1/18 - 3/1/46, with a value of $1,748,525.(c)
		$ 1,713,911
360,758	Repurchase agreement (principal amount/value $360,826 with a maturity value of $360,829) with Citigroup Global Markets Inc, 0.31%, dated 3/31/16 to be repurchased at $360,758 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 1.50%, 9/22/16 - 3/31/23, with a value of $368,043.(c)	360,758
1,713,911	Undivided interest of 11.30% in a repurchase agreement (principal amount/value $15,174,044 with a maturity value of $15,174,175) with BNP Paribas Securities Corp, 0.31%, dated 3/31/16 to be repurchased at $1,713,911 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.50%, 11/15/16 - 2/1/46, with a value of $15,477,526.(c)	1,713,911
1,713,911	Undivided interest of 6.19% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $1,713,911 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(c)	1,713,911
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,713,911	Undivided interest of 6.59% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $1,713,911 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(c)
$ 1,713,911
SHORT TERM INVESTMENTS — 14.30% (Cost $7,216,402)	$ 7,216,402
TOTAL INVESTMENTS — 112.71% (Cost $58,895,735)	$56,859,809
OTHER ASSETS & LIABILITIES, NET — (12.71)%	$ (6,413,991)
TOTAL NET ASSETS — 100.00%	$50,445,818
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2016

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 49,643,407	$ —	$ —	$ 49,643,407
Short Term Investments	—	7,216,402	—	7,216,402
Total Assets	$ 49,643,407	$ 7,216,402	$ 0	$ 56,859,809
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$59,957,489
Gross unrealized appreciation on investments	3,197,870
Gross unrealized depreciation on investments	(6,295,550)
Net unrealized depreciation on investments	$(3,097,680)

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Consumer, Cyclical — 0.23%
$ 640,000	WESCO International Inc 6.00%, 09/15/2029	$ 1,226,000
Financial — 0.34%
1,806,000	MGIC Investment Corp 5.00%, 05/01/2017	1,871,468
TOTAL CONVERTIBLE BONDS — 0.57% (Cost $2,466,181)		$ 3,097,468
Shares
COMMON STOCK
Basic Materials — 2.36%
34,800	Air Products & Chemicals Inc	5,012,940
28,942	ArcelorMittal (a)	132,554
5,657	CF Industries Holdings Inc	177,291
79,800	Dow Chemical Co	4,058,628
55,800	EI du Pont de Nemours & Co	3,533,256
		12,914,669
Communications — 11.80%
10,429	Alphabet Inc Class C(b)	7,769,084
292,700	AT&T Inc	11,465,059
61,300	CBS Corp Class B	3,377,017
65,200	CenturyLink Inc	2,083,792
155,150	Cisco Systems Inc	4,417,121
168,550	Comcast Corp Class A	10,295,034
75,000	Liberty Global PLC Class C(b)	2,817,000
73,600	Symantec Corp	1,352,768
26,800	Time Warner Cable Inc	5,483,816
78,110	Time Warner Inc	5,666,880
112,056	Verizon Communications Inc	6,059,988
116,081	Vodafone Group PLC Sponsored ADR	3,720,396
		64,507,955
Consumer, Cyclical — 7.22%
121,500	American Airlines Group Inc	4,982,715
79,700	CVS Health Corp	8,267,281
70,600	Delphi Automotive PLC	5,296,412
67,800	Gaming & Leisure Properties Inc REIT(a)	2,096,376
130,200	Gap Inc(a)	3,827,880
123,900	General Motors Co	3,894,177
194,616	Hilton Worldwide Holdings Inc	4,382,752
42,200	Michael Kors Holdings Ltd(b)	2,403,712
105,500	PulteGroup Inc	1,973,905
32,100	Tiffany & Co	2,355,498
		39,480,708
Consumer, Non-Cyclical — 18.69%
196,300	AstraZeneca PLC Sponsored ADR(a)	5,527,808
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,800	Becton Dickinson & Co	$ 3,916,956
68,000	Boston Scientific Corp(b)	1,279,080
65,900	Cigna Corp	9,044,116
91,700	Coca-Cola Enterprises Inc	4,652,858
317,382	Coty Inc Class A(a)	8,832,741
48,600	Danaher Corp	4,610,196
51,900	Dr Pepper Snapple Group Inc	4,640,898
52,600	Edgewell Personal Care Co	4,235,878
176,000	Eli Lilly & Co	12,673,760
33,526	JM Smucker Co	4,353,016
105,230	Johnson & Johnson	11,385,886
26,200	Kimberly-Clark Corp	3,524,162
29,600	Kraft Foods Group Inc	2,325,376
53,559	Medtronic PLC	4,016,925
97,800	Merck & Co Inc	5,174,598
135,028	Pfizer Inc	4,002,230
80,950	Philip Morris International Inc	7,942,004
		102,138,488
Energy — 7.99%
77,700	Anadarko Petroleum Corp	3,618,489
20,395	Baker Hughes Inc	893,913
37,300	EOG Resources Inc	2,707,234
141,000	Exxon Mobil Corp	11,786,190
33,800	Halliburton Co	1,207,336
532,167	Marathon Oil Corp	5,928,340
42,200	National Oilwell Varco Inc(a)	1,312,420
95,400	QEP Resources Inc	1,346,094
133,503	Royal Dutch Shell PLC Sponsored ADR	6,468,220
72,645	Total SA(c)	3,297,353
80,000	Valero Energy Corp	5,131,200
		43,696,789
Financial — 20.00%
114,300	American International Group Inc	6,177,915
25,000	American Tower Corp REIT	2,559,250
151,900	Assured Guaranty Ltd	3,843,070
466,800	Bank of America Corp	6,311,136
29,700	Berkshire Hathaway Inc Class B(b)	4,213,836
34,300	Boston Properties Inc REIT	4,358,844
198,500	Charles Schwab Corp	5,561,970
32,600	Chubb Ltd	3,884,290
214,353	Citigroup Inc	8,949,238
26,900	CME Group Inc	2,583,745
64,500	Equity LifeStyle Properties Inc REIT	4,691,085
17,000	Federal Realty Investment Trust REIT	2,652,850
346,900	Genworth Financial Inc Class A(b)	947,037
19,300	Goldman Sachs Group Inc	3,029,714
92,700	Hartford Financial Services Group Inc	4,271,616
66,600	Invesco Ltd	2,049,282
185,200	JPMorgan Chase & Co	10,967,544
199,200	KeyCorp	2,199,168
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
240,500	KKR & Co LP	$ 3,532,945
441,383	MFA Financial Inc REIT	3,023,473
91,172	Oportun Financial Corp(b)(c)	234,312
244,139	Radian Group Inc	3,027,324
390,300	Regions Financial Corp	3,063,855
102,820	State Street Corp	6,017,026
198,210	Wells Fargo & Co	9,585,436
13,503	Willis Towers Watson PLC	1,602,266
		109,338,227
Industrial — 11.66%
94,500	Agilent Technologies Inc	3,765,825
47,000	Ball Corp	3,350,630
32,600	General Dynamics Corp	4,282,662
139,500	General Electric Co	4,434,705
56,600	Honeywell International Inc	6,342,030
51,740	L-3 Communications Holdings Inc	6,131,190
82,110	Northrop Grumman Corp	16,249,569
59,800	Oshkosh Corp	2,444,026
76,200	Sealed Air Corp	3,658,362
121,470	Tyco International PLC	4,459,164
50,600	Union Pacific Corp	4,025,230
24,000	United Technologies Corp	2,402,400
55,462	Westrock Co	2,164,682
		63,710,475
Technology — 9.23%
63,800	Apple Inc	6,953,562
60,900	Computer Sciences Corp	2,094,351
60,900	CSRA Inc	1,638,210
179,900	EMC Corp	4,794,335
43,700	Fidelity National Information Services Inc	2,766,647
174,800	Intel Corp	5,654,780
263,800	Microsoft Corp	14,569,674
53,511	NXP Semiconductors NV(b)	4,338,137
52,500	QUALCOMM Inc	2,684,850
11,728	SanDisk Corp	892,266
70,900	Texas Instruments Inc	4,071,078
		50,457,890
Utilities — 5.35%
22,400	Ameren Corp	1,122,240
49,900	American Electric Power Co Inc	3,313,360
183,038	Calpine Corp(b)	2,776,687
58,300	Edison International	4,191,187
152,800	Exelon Corp	5,479,408
30,600	NextEra Energy Inc	3,621,204
141,400	NRG Energy Inc	1,839,614
52,800	PG&E Corp	3,153,216
98,862	PPL Corp	3,763,676
		29,260,592
TOTAL COMMON STOCK — 94.30% (Cost $452,557,554)		$ 515,505,793
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.21%
1,257	Allergan PLC Series A, 5.50%	$ 1,153,297
Financial — 0.48%
11,777	American Tower Corp, 5.50%	1,208,615
249	Oportun Financial Corp Series A-1, 0.00%(b)(c)	640
4,308	Oportun Financial Corp Series B-1, 0.00%(b)(c)	12,235
6,261	Oportun Financial Corp Series C-1, 0.00%(b)(c)	28,675
9,082	Oportun Financial Corp Series D-1, 0.00%(b)(c)	41,596
4,722	Oportun Financial Corp Series E-1, 0.00%(b)(c)	23,327
10,190	Oportun Financial Corp Series F, 0.00%(b)(c)	70,413
77,015	Oportun Financial Corp Series F-1, 0.00%(b)(c)	197,928
97,385	Oportun Financial Corp Series G-1, 0.00%(b)(c)	250,279
300,220	Oportun Financial Corp Series H, 0.08%(b)(c)	769,344
		2,603,052
TOTAL CONVERTIBLE PREFERRED STOCK — 0.69% (Cost $3,983,115)		$ 3,756,349
PREFERRED STOCK
Basic Materials — 0.47%
78,316	Alcoa Inc	2,577,082
Communications — 0.11%
5,926	Frontier Communications Corp	617,785
TOTAL PREFERRED STOCK — 0.58% (Cost $4,509,737)		$ 3,194,867
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.76%
$15,070,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	$ 15,069,811
U.S. Government Agency Bonds and Notes — 0.30%
1,640,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	1,640,000
Repurchase Agreements — 2.92%
3,794,607	Undivided interest of 13.71% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $3,794,607 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(d)	3,794,607
3,794,607	Undivided interest of 14.59% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $3,794,607 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(d)	3,794,607
3,794,608	Undivided interest of 3.45% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $3,794,608 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(d)	3,794,608
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,794,607	Undivided interest of 3.45% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $3,794,607 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(d)
$ 3,794,607
798,732	Undivided interest of 5.54% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $798,732 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(d)	798,732
15,977,161
SHORT TERM INVESTMENTS — 5.98% (Cost $32,686,972)		$ 32,686,972
TOTAL INVESTMENTS — 102.12% (Cost $496,203,559)		$ 558,241,449
OTHER ASSETS & LIABILITIES, NET — (2.12)%		$ (11,592,419)
TOTAL NET ASSETS — 100.00%		$ 546,649,030
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

March 31, 2016

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$ —	$ 3,097,468	$ —	$ 3,097,468
Common Stock	511,974,128	3,297,353	234,312	515,505,793
Convertible Preferred Stock	—	2,361,912	1,394,437	3,756,349
Preferred Stock	—	3,194,867	—	3,194,867
Short Term Investments	—	32,686,972	—	32,686,972
Total Assets	$ 511,974,128	$ 44,638,572	$ 1,628,749	$ 558,241,449
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$497,631,113
Gross unrealized appreciation on investments	102,630,088
Gross unrealized depreciation on investments	(42,019,752)
Net unrealized appreciation on investments	$60,610,336

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 718,123	Academy Ltd(b) 5.00%, 07/01/2022	$ 682,088
248,625	Amag Pharmaceuticals Inc(b)(c) 4.75%, 08/17/2021	244,274
515,000	Asurion Corp(b) 8.50%, 03/03/2021	480,077
889,126	Avaya Inc(b) 6.25%, 05/29/2020	591,269
203,660	Builders Firstsource Inc(b) 6.00%, 07/29/2022	201,624
	Caesars Entertainment Operating Co(b)
1,316,109	11.25%, 03/01/2017	1,207,119
194,025	11.75%, 03/01/2017	177,775
1,179,000	Caesars Growth Properties Holdings LLC(b) 6.25%, 05/07/2021	957,937
514,500	CEC Entertainment Inc(b) 4.00%, 02/14/2021	498,743
468,825	Concordia Healthcare Corp(b) 5.25%, 10/21/2021	456,372
295,000	David's Bridal Corp(b) 5.25%, 10/11/2019	264,763
250,000	Del Monte Corp(b) 8.25%, 08/18/2021	173,750
170,561	DPX Holdings BV(b) 4.25%, 03/11/2021	164,058
214,040	Gates Global TLB(b) 4.25%, 07/05/2021	201,465
567,616	Getty Images Inc(b) 4.75%, 10/18/2019	422,637
303,000	iHeartcommunications Inc(b) 7.19%, 01/30/2019	206,924
38,046	iStar Financial Inc(b) 7.00%, 03/19/2017	37,951
771,076	J Crew Group(b) 4.00%, 03/05/2021	598,226
	Jeld-Wen (b)
577,078	5.25%, 10/15/2021	574,373
497,500	4.75%, 07/01/2022	495,168
365,000	Manitowoc Co Inc(b) 5.75%, 03/03/2023	365,608
1,112,588	Navistar Inc(b) 6.50%, 08/06/2020	1,010,600
1,761	Neiman Marcus Group Inc(b) 4.25%, 10/26/2020	1,610
430,000	ON Semiconductor Corp(b) 5.25%, 03/31/2023	430,430
406,783	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	373,223
530,000	Petco Animal Supplies Inc(b) 5.75%, 01/26/2023	528,095
1,389,249	Rock Ohio Caesar(b) 5.00%, 06/20/2019	1,333,679
459,545	Scientific Games International(b) 6.00%, 10/01/2021	444,395
	Talbots Inc(b)
455,354	5.50%, 03/19/2020	424,617
230,000	9.50%, 03/19/2021(c)	214,188
221,591	Tervita Corp(b) 6.25%, 05/15/2018	181,705
995,229	Texas Competitive Electric Holdings Co(b) 4.92%, 10/10/2017	276,654
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 190,477	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	$ 186,668
TOTAL BANK LOANS — 5.17% (Cost$16,106,446)		$ 14,408,065
CORPORATE BONDS AND NOTES
Basic Materials — 4.72%
510,000	A Schulman Inc(d) 6.88%, 06/01/2023	502,350
	ArcelorMittal
400,000	10.85%, 06/01/2019	447,000
575,000	6.13%, 06/01/2025(e)	531,875
560,000	Blue Cube Spinco Inc(d) 9.75%, 10/15/2023	639,800
605,000	Celanese US Holdings LLC 5.88%, 06/15/2021	644,325
	Chemours Co(d)
325,000	6.63%, 05/15/2023(e)	264,875
220,000	7.00%, 05/15/2025	176,000
1,040,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024	1,008,800
	First Quantum Minerals Ltd(d)
52,000	6.75%, 02/15/2020	35,620
1,090,000	7.00%, 02/15/2021	730,300
200,000	7.25%, 05/15/2022	134,000
1,115,000	HudBay Minerals Inc 9.50%, 10/01/2020	791,650
	Huntsman International LLC
340,000	4.88%, 11/15/2020(e)	336,600
535,000	5.13%, 11/15/2022(d)	518,950
675,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(d) 10.50%, 04/15/2023	636,187
850,000	Mercer International Inc 7.75%, 12/01/2022	846,812
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	124,150
360,000	6.25%, 11/15/2022(e)	304,200
280,000	Perstorp Holding AB(d) 8.75%, 05/15/2017	279,300
780,000	Ryerson Inc / Joseph T Ryerson & Son Inc 9.00%, 10/15/2017	670,800
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	206,750
395,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	439,438
	Steel Dynamics Inc
325,000	5.13%, 10/01/2021	328,250
625,000	6.38%, 08/15/2022	643,750
245,000	5.25%, 04/15/2023	245,613
435,000	5.50%, 10/01/2024	440,438
	WR Grace & Co-Conn(d)
335,000	5.13%, 10/01/2021	348,400
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 845,000	5.63%, 10/01/2024(e)	$ 880,912
		13,157,145
Communications — 15.24%
200,000	Altice Financing SA(d) 6.63%, 02/15/2023	200,500
600,000	Altice Finco SA(d) 7.63%, 02/15/2025	574,500
	Altice SA(d)
1,180,000	7.75%, 05/15/2022	1,161,214
300,000	7.63%, 02/15/2025	287,250
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,211,625
175,000	10.50%, 03/01/2021	53,813
	Cablevision Systems Corp
280,000	7.75%, 04/15/2018	291,374
45,000	8.00%, 04/15/2020	43,650
	CCO Holdings LLC / CCO Holdings Capital Corp
1,055,000	5.25%, 09/30/2022	1,086,650
1,105,000	5.13%, 02/15/2023	1,127,100
905,000	5.88%, 04/01/2024(d)(e)	947,987
585,000	CCOH Safari LLC(d) 5.75%, 02/15/2026	605,475
	CenturyLink Inc
55,000	5.63%, 04/01/2020(e)	55,716
380,000	6.75%, 12/01/2023	369,550
1,415,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(d) 5.13%, 12/15/2021	1,316,425
	Clear Channel Worldwide Holdings Inc
795,000	7.63%, 03/15/2020	729,412
750,000	6.50%, 11/15/2022	746,250
545,000	CommScope Technologies Finance LLC(d) 6.00%, 06/15/2025	550,109
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	390,260
475,000	5.25%, 06/01/2024(e)	423,344
145,000	Cumulus Media Holdings Inc(e) 7.75%, 05/01/2019	55,100
	Digicel Ltd(d)
870,000	8.25%, 09/30/2020	746,025
605,000	6.75%, 03/01/2023	533,912
320,000	DISH DBS Corp 5.88%, 11/15/2024	293,600
350,000	Entercom Radio LLC 10.50%, 12/01/2019	363,125
	Frontier Communications Corp
160,000	8.88%, 09/15/2020(d)	166,200
600,000	6.25%, 09/15/2021	554,634
775,000	10.50%, 09/15/2022(d)	794,375
105,000	7.63%, 04/15/2024	93,188
320,000	11.00%, 09/15/2025(d)	321,600
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	495,800
Principal Amount(a)		Fair Value
Communications — (continued)
	Intelsat Jackson Holdings SA
$ 295,000	7.50%, 04/01/2021	$ 187,325
315,000	6.63%, 12/15/2022	168,525
	Intelsat Luxembourg SA
70,000	7.75%, 06/01/2021	20,825
185,000	8.13%, 06/01/2023	55,269
	Lamar Media Corp
330,000	5.88%, 02/01/2022(e)	347,325
385,000	5.38%, 01/15/2024	401,478
210,000	Level 3 Communications Inc 5.75%, 12/01/2022	216,825
	Level 3 Financing Inc
160,000	6.13%, 01/15/2021	167,600
965,000	5.38%, 08/15/2022	979,967
260,000	5.38%, 01/15/2024(d)	263,250
	Neptune Finco Corp(d)
700,000	10.13%, 01/15/2023	749,000
200,000	10.88%, 10/15/2025	217,400
	Numericable-SFR SAS(d)
1,695,000	6.00%, 05/15/2022	1,652,625
100,000	EUR, 5.63%, 05/15/2024	114,615
300,000	6.25%, 05/15/2024	290,850
	Outfront Media Capital LLC / Outfront Media Capital Corp
375,000	5.63%, 02/15/2024	390,469
435,000	5.88%, 03/15/2025	453,487
615,000	Plantronics Inc(d) 5.50%, 05/31/2023	604,237
140,000	Quebecor Media Inc 5.75%, 01/15/2023	144,200
	Sinclair Television Group Inc
390,000	5.38%, 04/01/2021	402,188
295,000	6.38%, 11/01/2021	311,225
889,000	5.63%, 08/01/2024(d)	893,445
	Sirius XM Radio Inc(d)
50,000	5.88%, 10/01/2020	52,243
355,000	6.00%, 07/15/2024	373,638
285,000	SoftBank Group Corp(d) 4.50%, 04/15/2020	288,919
1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	945,350
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	340,438
130,000	7.00%, 08/15/2020(e)	103,350
	Sprint Corp
1,755,000	7.25%, 09/15/2021	1,340,381
1,560,000	7.88%, 09/15/2023	1,193,072
	T-Mobile USA Inc
170,000	6.63%, 04/28/2021	177,650
815,000	6.00%, 03/01/2023	832,319
185,000	6.84%, 04/28/2023(e)	195,175
	TEGNA Inc
385,000	5.13%, 07/15/2020	400,881
415,000	4.88%, 09/15/2021(d)	427,450
490,000	6.13%, 01/15/2022	505,925
705,000	6.63%, 04/01/2023	742,012
840,000	6.38%, 03/01/2025	859,950
210,000	Townsquare Media Inc(d) 6.50%, 04/01/2023	201,338
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 710,000	Tribune Media Co(d) 5.88%, 07/15/2022	$ 693,656
400,000	Unitymedia KabelBW GmbH(d) 6.13%, 01/15/2025	415,752
	Univision Communications Inc(d)
695,000	8.50%, 05/15/2021	708,900
580,000	5.13%, 02/15/2025	572,750
770,000	Videotron Ltd 5.00%, 07/15/2022	796,950
200,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	208,000
180,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	187,650
1,250,000	West Corp(d) 5.38%, 07/15/2022	1,146,625
1,025,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	1,025,000
530,000	Wind Acquisition Finance SA(d) 7.38%, 04/23/2021	479,650
	Windstream Services LLC
1,170,000	7.75%, 10/01/2021(e)	954,281
950,000	6.38%, 08/01/2023	695,875
		42,487,073
Consumer, Cyclical — 14.15%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
245,000	4.63%, 01/15/2022	249,288
940,000	6.00%, 04/01/2022	977,600
	AMC Entertainment Inc
285,000	5.88%, 02/15/2022	292,838
345,000	5.75%, 06/15/2025	352,762
450,000	American Axle & Manufacturing Inc 7.75%, 11/15/2019	492,750
750,000	American Builders & Contractors Supply Co Inc(d) 5.75%, 12/15/2023	780,000
860,000	American Tire Distributors Inc(d) 10.25%, 03/01/2022	774,000
900,000	Beacon Roofing Supply Inc(d) 6.38%, 10/01/2023	954,000
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	288,510
600,000	8.00%, 06/15/2021	256,500
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	686,925
195,000	6.38%, 04/01/2026(d)(e)	202,313
370,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	353,350
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 970,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	$ 858,450
750,000	CalAtlantic Group Inc 6.25%, 12/15/2021	804,375
270,000	CCM Merger Inc(d) 9.13%, 05/01/2019	279,450
915,000	CEC Entertainment Inc 8.00%, 02/15/2022	784,612
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	680,794
235,000	4.88%, 06/01/2023	236,986
640,000	Eldorado Resorts Inc 7.00%, 08/01/2023	662,400
	Family Tree Escrow LLC(d)
175,000	5.25%, 03/01/2020	183,094
250,000	5.75%, 03/01/2023	265,000
875,000	Fiat Chrysler Automobiles NV(e) 5.25%, 04/15/2023	870,187
	General Motors Co
120,000	5.20%, 04/01/2045	112,809
440,000	Gibson Brands Inc(d) 8.88%, 08/01/2018	255,200
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018(e)	159,263
915,000	4.88%, 11/01/2020	951,600
1,110,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	863,215
	HD Supply Inc
410,000	7.50%, 07/15/2020(e)	435,112
285,000	5.75%, 04/15/2024(d)	292,838
450,000	Isle of Capri Casinos Inc 5.88%, 03/15/2021	463,500
	JC Penney Co Inc
315,000	8.13%, 10/01/2019	323,662
100,000	5.65%, 06/01/2020(e)	97,000
645,000	Jo-Ann Stores Holdings Inc(d)(f) 9.75%, 10/15/2019	516,000
840,000	Jo-Ann Stores LLC(d) 8.13%, 03/15/2019	772,800
	L Brands Inc
50,000	6.63%, 04/01/2021	56,245
450,000	5.63%, 02/15/2022	490,239
90,000	Landry's Holdings II Inc(d) 10.25%, 01/01/2018	89,550
	Lear Corp
205,000	5.38%, 03/15/2024	213,200
90,000	5.25%, 01/15/2025	93,263
	Lennar Corp
65,000	4.50%, 06/15/2019	67,113
885,000	4.75%, 11/15/2022	887,212
905,000	Mattamy Group Corp(d) 6.50%, 11/15/2020	814,500
553,000	Navistar International Corp(e) 8.25%, 11/01/2021	403,690
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	414,050
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Neiman Marcus Group Ltd LLC(d)
$1,065,000	8.00%, 10/15/2021(e)	$ 915,900
965,000	8.75%, 10/15/2021(f)	743,648
1,050,000	Omega US Sub LLC(d) 8.75%, 07/15/2023	1,008,000
875,000	Penn National Gaming Inc(e) 5.88%, 11/01/2021	870,625
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	683,400
490,000	5.38%, 12/01/2024	486,325
	PulteGroup Inc
905,000	5.50%, 03/01/2026	931,019
765,000	7.88%, 06/15/2032	866,362
	Regal Entertainment Group
710,000	5.75%, 03/15/2022	734,850
345,000	5.75%, 06/15/2023	351,900
145,000	5.75%, 02/01/2025	145,725
1,090,000	Rite Aid Corp(d) 6.13%, 04/01/2023	1,155,400
133,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(d) 9.50%, 06/15/2019	136,990
765,000	Sabre Global Inc(d) 5.38%, 04/15/2023	785,081
	Schaeffler Holding Finance BV(d)(f)
355,000	6.88%, 08/15/2018	365,650
200,000	6.75%, 11/15/2022(e)	217,500
170,000	Scientific Games Corp(e) 8.13%, 09/15/2018	143,650
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(e)	96,000
180,000	7.00%, 01/01/2022(d)	183,600
1,855,000	10.00%, 12/01/2022	1,502,550
1,080,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	1,109,700
375,000	Standard Pacific Corp 5.88%, 11/15/2024	394,687
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	1,126,125
455,000	Taylor Morrison Communities Inc / Monarch Communities Inc(d) 5.63%, 03/01/2024	435,662
500,000	Tenneco Inc 5.38%, 12/15/2024	513,750
840,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	834,750
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	102,000
500,000	Univar USA Inc(d)(e) 6.75%, 07/15/2023	488,125
	ZF North America Capital Inc(d)
150,000	4.50%, 04/29/2022	153,000
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 920,000	4.75%, 04/29/2025	$ 915,400
		39,455,619
Consumer, Non-Cyclical — 12.49%
	Acadia Healthcare Co Inc
820,000	6.13%, 03/15/2021	848,700
355,000	5.13%, 07/01/2022	358,550
920,000	Amag Pharmaceuticals Inc(d) 7.88%, 09/01/2023	811,900
	Ashtead Capital Inc(d)
695,000	6.50%, 07/15/2022	738,437
435,000	5.63%, 10/01/2024	450,225
270,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(d)(e) 5.13%, 06/01/2022	255,656
585,000	Centene Corp 4.75%, 05/15/2022	590,850
	Centene Escrow Corp(d)
195,000	5.63%, 02/15/2021	203,288
630,000	6.13%, 02/15/2024	663,075
1,535,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,442,900
	CHS/Community Health Systems Inc
230,000	5.13%, 08/01/2021	232,875
670,000	6.88%, 02/01/2022(e)	604,675
950,000	Concordia Healthcare Corp(d) 7.00%, 04/15/2023	814,625
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	123,750
890,000	4.25%, 05/01/2023	910,025
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	355,350
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	503,719
640,000	Dean Foods Co(d) 6.50%, 03/15/2023	658,400
855,000	DPX Holdings BV(d) 7.50%, 02/01/2022	850,725
490,000	Elizabeth Arden Inc(e) 7.38%, 03/15/2021	313,600
	Endo Finance LLC(d)
880,000	5.75%, 01/15/2022	833,800
65,000	5.88%, 01/15/2023	61,913
470,000	6.00%, 07/15/2023	442,388
430,000	6.00%, 02/01/2025	403,125
260,000	ESAL GmbH(d) 6.25%, 02/05/2023	228,475
770,000	Halyard Health Inc 6.25%, 10/15/2022	767,112
	HCA Inc
1,425,000	6.50%, 02/15/2020	1,563,937
55,000	7.50%, 02/15/2022	62,288
185,000	5.38%, 02/01/2025	187,024
575,000	5.25%, 06/15/2026	589,375
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(d) 6.38%, 08/01/2023	559,606
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 683,000	JBS USA LLC / JBS USA Finance Inc(d) 7.25%, 06/01/2021	$ 680,268
735,000	JLL/Delta Dutch Pledgeco BV(d)(f) 8.75%, 05/01/2020	716,625
	Kinetic Concepts Inc / KCI USA Inc
805,000	10.50%, 11/01/2018	807,012
640,000	7.88%, 02/15/2021(d)	676,800
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d) 5.50%, 04/15/2025	405,950
250,000	MEDNAX Inc(d) 5.25%, 12/01/2023	260,000
430,000	Molina Healthcare Inc(d) 5.38%, 11/15/2022	441,825
145,000	Mustang Merger Corp(d) 8.50%, 08/15/2021	149,713
695,000	Nielsen Co Luxembourg S.a.r.l.(d) 5.50%, 10/01/2021	722,800
1,380,000	Novelis Inc 8.75%, 12/15/2020	1,392,834
330,000	Pilgrim's Pride Corp(d) 5.75%, 03/15/2025	331,238
	Prestige Brands Inc(d)
350,000	5.38%, 12/15/2021	354,375
130,000	6.38%, 03/01/2024	135,525
1,020,000	Revlon Consumer Products Corp(e) 5.75%, 02/15/2021	1,048,050
	Service Corp International
539,000	5.38%, 01/15/2022	563,255
810,000	5.38%, 05/15/2024	856,575
290,000	7.50%, 04/01/2027	333,500
	Spectrum Brands Inc
20,000	6.38%, 11/15/2020	21,060
15,000	6.63%, 11/15/2022	16,219
475,000	6.13%, 12/15/2024	507,062
340,000	5.75%, 07/15/2025	361,250
320,000	Sterigenics-Nordion Holdings LLC(d) 6.50%, 05/15/2023	319,200
220,000	Syniverse Holdings Inc 9.13%, 01/15/2019	99,000
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	282,225
95,000	4.75%, 06/01/2020	97,375
565,000	4.13%, 06/15/2020(b)(d)	560,762
735,000	6.00%, 10/01/2020	782,775
1,085,000	4.50%, 04/01/2021	1,090,425
1,005,000	TMS International Corp(d) 7.63%, 10/15/2021	587,925
	Valeant Pharmaceuticals International Escrow Inc(d)
520,000	5.38%, 03/15/2020	423,800
670,000	5.88%, 05/15/2023	525,112
600,000	6.13%, 04/15/2025(e)	462,000
	Valeant Pharmaceuticals International Inc(d)
365,000	7.00%, 10/01/2020	306,600
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 185,000	5.63%, 12/01/2021	$ 145,688
300,000	5.50%, 03/01/2023(e)	235,875
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	694,181
		34,825,247
Diversified — 0.20%
575,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	567,812
Energy — 7.85%
320,000	Anadarko Petroleum Corp 5.55%, 03/15/2026	322,817
	Antero Resources Corp
490,000	5.13%, 12/01/2022	444,675
70,000	5.63%, 06/01/2023	64,400
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	684,500
	Baytex Energy Corp(d)
65,000	5.13%, 06/01/2021	45,825
715,000	5.63%, 06/01/2024	480,837
	California Resources Corp
79,000	5.00%, 01/15/2020(e)	18,170
1,067,000	8.00%, 12/15/2022(d)	410,795
321,000	6.00%, 11/15/2024	72,225
882,000	CHC Helicopter SA 9.25%, 10/15/2020	372,645
848,000	Chesapeake Energy Corp(d) 8.00%, 12/15/2022	415,520
	Concho Resources Inc
280,000	5.50%, 10/01/2022	275,100
670,000	5.50%, 04/01/2023(e)	656,600
	Continental Resources Inc
315,000	5.00%, 09/15/2022(e)	271,491
470,000	4.50%, 04/15/2023	393,037
330,000	Denbury Resources Inc 5.50%, 05/01/2022	148,500
325,000	Devon Financing Corp LLC 7.88%, 09/30/2031	318,688
622,000	Energy Transfer Equity LP 7.50%, 10/15/2020	598,675
	EP Energy LLC / Everest Acquisition Finance Inc
1,300,000	9.38%, 05/01/2020	655,688
70,000	7.75%, 09/01/2022	32,550
255,000	6.38%, 06/15/2023(e)	117,300
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	213,000
535,000	6.00%, 10/01/2022	385,200
60,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc 6.75%, 02/01/2022	46,200
	Halcon Resources Corp(c)
355,000	8.63%, 02/01/2020(d)(e)	252,050
400,000	9.75%, 07/15/2020	71,000
1,120,000	8.88%, 05/15/2021	196,000
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 575,000	Hiland Partners LP / Hiland Partners Finance Corp(d) 7.25%, 10/01/2020	$ 596,562
275,000	Key Energy Services Inc 6.75%, 03/01/2021	51,563
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	110,520
360,000	7.75%, 01/15/2032	376,556
870,000	Laredo Petroleum Inc(e) 7.38%, 05/01/2022	739,500
580,000	Lightstream Resources Ltd(d) 8.63%, 02/01/2020	26,100
	Linn Energy LLC / Linn Energy Finance Corp
300,000	6.25%, 11/01/2019	33,000
730,000	12.00%, 12/15/2020(d)	100,375
490,000	6.50%, 09/15/2021	56,350
190,000	Lone Pine Resources Canada Escrow Ltd(g)(h) 10.38%, 02/15/2017	10
215,000	Milagro Oil & Gas Inc(h)(i) 10.50%, 05/15/2016	59,125
	Newfield Exploration Co
560,000	5.75%, 01/30/2022	545,826
385,000	5.63%, 07/01/2024	360,937
695,000	5.38%, 01/01/2026	632,450
	Oasis Petroleum Inc(e)
1,425,000	6.88%, 03/15/2022	1,054,500
250,000	6.88%, 01/15/2023	184,375
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	898,628
395,000	5.50%, 04/15/2023	352,114
295,000	4.50%, 11/01/2023	260,289
	Rose Rock Midstream LP / Rose Rock Finance Corp
260,000	5.63%, 07/15/2022	172,900
345,000	5.63%, 11/15/2023	224,250
	Sabine Pass Liquefaction LLC
545,000	6.25%, 03/15/2022	533,419
1,355,000	5.63%, 04/15/2023	1,287,250
120,000	Sabine Pass Liquefied Natural Gas LP 6.50%, 11/01/2020	125,850
945,000	Samson Investment Co(h)(i) 9.75%, 02/15/2020	2,363
680,000	SandRidge Energy Inc(d) 8.75%, 06/01/2020	164,900
	Seven Generations Energy Ltd(d)
620,000	8.25%, 05/15/2020	621,550
390,000	6.75%, 05/01/2023(e)	367,575
345,000	Seventy Seven Energy Inc 6.50%, 07/15/2022	15,525
225,000	Seventy Seven Operating LLC 6.63%, 11/15/2019	56,250
	SM Energy Co
95,000	6.50%, 11/15/2021(e)	70,063
470,000	6.13%, 11/15/2022	342,630
555,000	6.50%, 01/01/2023	391,275
350,000	5.00%, 01/15/2024	242,267
Principal Amount(a)		Fair Value
Energy — (continued)
$ 220,000	Triangle USA Petroleum Corp(d) 6.75%, 07/15/2022	$ 41,250
470,000	Unit Corp 6.63%, 05/15/2021	236,175
	Whiting Petroleum Corp
515,000	5.00%, 03/15/2019	356,637
59,000	1.25%, 04/01/2020(d)	34,331
110,000	5.75%, 03/15/2021	73,150
104,000	Williams Cos Inc 7.75%, 06/15/2031	86,060
	Williams Partners LP / ACMP Finance Corp
100,000	6.13%, 07/15/2022	92,857
1,305,000	4.88%, 05/15/2023	1,133,098
1,095,000	WPX Energy Inc 6.00%, 01/15/2022	799,350
		21,873,243
Financial — 11.69%
1,040,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	975,000
	Ally Financial Inc
200,000	5.75%, 11/20/2025	195,500
1,310,000	8.00%, 11/01/2031	1,493,400
630,000	American International Group Inc(b) 8.18%, 05/15/2058	782,775
400,000	Banco Bilbao Vizcaya Argentaria SA(b)(j) 9.00%, Perpetual	411,000
	Bank of America Corp(b)(j)
275,000	6.10%, Perpetual	270,875
265,000	6.50%, Perpetual	273,533
215,000	BBVA International Preferred SAU(b)(e)(j) 5.92%, Perpetual	212,850
	CBRE Services Inc
353,000	5.00%, 03/15/2023	361,021
260,000	5.25%, 03/15/2025	268,074
	CIT Group Inc
215,000	5.25%, 03/15/2018	222,418
175,000	3.88%, 02/19/2019	174,563
825,000	5.00%, 08/15/2022	834,793
205,000	5.00%, 08/01/2023	206,025
120,000	Citigroup Inc(b)(e)(j) 5.95%, Perpetual	114,840
430,000	CNG Holdings Inc(d)(e) 9.38%, 05/15/2020	187,050
	CNO Financial Group Inc
325,000	4.50%, 05/30/2020	331,500
570,000	5.25%, 05/30/2025	582,825
200,000	Commerzbank AG(d) 8.13%, 09/19/2023	225,790
	Corrections Corp of America
140,000	4.13%, 04/01/2020	142,800
960,000	4.63%, 05/01/2023	969,600
	Credit Acceptance Corp
630,000	6.13%, 02/15/2021	595,350
315,000	7.38%, 03/15/2023(d)	300,037
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Crown Castle International Corp
$ 235,000	4.88%, 04/15/2022	$ 251,497
590,000	5.25%, 01/15/2023	636,462
870,000	DFC Finance Corp(d) 10.50%, 06/15/2020	556,800
590,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	684,400
	E*TRADE Financial Corp
325,000	5.38%, 11/15/2022	343,281
430,000	4.63%, 09/15/2023	428,925
355,000	ESH Hospitality Inc(d) 5.25%, 05/01/2025	345,237
195,000	Genworth Holdings Inc(b) 6.15%, 11/15/2066	61,913
1,314,000	Howard Hughes Corp(d) 6.88%, 10/01/2021	1,294,290
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(f) 8.13%, 07/15/2019	312,800
750,000	HUB International Ltd(d) 7.88%, 10/01/2021	738,750
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020	705,062
525,000	5.88%, 02/01/2022	498,225
	Iron Mountain Inc
245,000	6.00%, 10/01/2020(d)	258,169
665,000	6.00%, 08/15/2023	698,250
160,000	iStar Financial Inc 5.00%, 07/01/2019	153,600
75,000	Liberty Mutual Group Inc(d) 7.80%, 03/15/2037	81,750
255,000	Lloyds Bank PLC(b)(j) GBP, 13.00%, Perpetual	605,154
393,000	Lloyds Banking Group PLC(b)(j) 7.50%, Perpetual	389,031
	MPT Operating Partnership LP / MPT Finance Corp
340,000	6.38%, 02/15/2022	355,300
290,000	6.38%, 03/01/2024	305,225
	Nationstar Mortgage LLC / Nationstar Capital Corp
555,000	7.88%, 10/01/2020(e)	531,412
520,000	6.50%, 07/01/2021	461,500
590,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d) 5.88%, 03/15/2022	613,600
330,000	Ocwen Financial Corp 6.63%, 05/15/2019	259,050
575,000	Omega Healthcare Investors Inc 4.95%, 04/01/2024	585,629
	OneMain Financial Holdings Inc(d)
450,000	6.75%, 12/15/2019	450,450
595,000	7.25%, 12/15/2021	592,025
	PHH Corp
175,000	7.38%, 09/01/2019	169,750
380,000	6.38%, 08/15/2021(e)	335,350
Principal Amount(a)		Fair Value
Financial — (continued)
$ 710,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.75%, 06/15/2021	$ 672,725
245,000	Realogy Group LLC / Realogy Co-Issuer Corp(d) 5.25%, 12/01/2021	252,963
950,000	ROC Finance LLC / ROC Finance 1 Corp(d) 12.13%, 09/01/2018	984,437
	Royal Bank of Scotland Group PLC
495,000	7.50%, Perpetual(b)(j)	460,350
973,000	7.65%, Perpetual(b)(j)	1,138,410
275,000	8.00%, Perpetual(b)(j)	262,213
235,000	5.13%, 05/28/2024	225,927
1,100,000	7.64%, 03/31/2049(b)	1,068,375
	Springleaf Finance Corp
255,000	5.25%, 12/15/2019	243,525
775,000	6.00%, 06/01/2020	744,000
90,000	7.75%, 10/01/2021(e)	88,299
390,000	Stearns Holdings Inc(d) 9.38%, 08/15/2020	381,225
725,000	TMX Finance LLC / TitleMax Finance Corp(d) 8.50%, 09/15/2018	580,000
700,000	USI Inc(d) 7.75%, 01/15/2021	700,000
510,000	Walter Investment Management Corp 7.88%, 12/15/2021	331,500
610,000	Wayne Merger Sub LLC(d) 8.25%, 08/01/2023	606,950
		32,575,405
Industrial — 12.02%
1,650,000	ADS Waste Holdings Inc 8.25%, 10/01/2020	1,682,835
815,000	Air Medical Merger Sub Corp(d) 6.38%, 05/15/2023	764,062
	Amsted Industries Inc(d)
305,000	5.00%, 03/15/2022	302,713
375,000	5.38%, 09/15/2024	360,469
565,000	ATS Automation Tooling Systems Inc(d) 6.50%, 06/15/2023	581,244
	Belden Inc(d)
490,000	5.50%, 09/01/2022	492,450
395,000	5.25%, 07/15/2024	377,225
	Berry Plastics Corp
260,000	6.00%, 10/15/2022(d)(e)	272,513
200,000	5.13%, 07/15/2023	201,500
745,000	BlueLine Rental Finance Corp(d) 7.00%, 02/01/2019	686,331
755,000	Boise Cascade Co 6.38%, 11/01/2020	753,112
740,000	Bombardier Inc(d) 4.75%, 04/15/2019	641,950
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	657,937
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 895,000	Builders Firstsource Inc(d) 10.75%, 08/15/2023	$ 901,712
1,055,000	Building Materials Corp of America(d) 5.38%, 11/15/2024	1,070,825
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022	220,000
225,000	6.00%, 04/01/2024(e)	212,603
	Cemex SAB de CV(d)
445,000	6.50%, 12/10/2019	457,794
350,000	5.70%, 01/11/2025(e)	324,450
200,000	6.13%, 05/05/2025(e)	187,000
335,000	Coveris Holding Corp(d) 10.00%, 06/01/2018	319,925
820,000	Coveris Holdings SA(d) 7.88%, 11/01/2019	733,900
290,000	CPG Merger Sub LLC(d) 8.00%, 10/01/2021	270,425
491,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	524,143
1,312,000	Gates Global LLC / Gates Global Co(d) 6.00%, 07/15/2022	1,121,760
1,005,000	GCP Applied Technologies Inc(d) 9.50%, 02/01/2023	1,090,425
200,000	Huntington Ingalls Industries Inc(d) 5.00%, 12/15/2021	210,000
700,000	JMC Steel Group Inc(d)(e) 8.25%, 03/15/2018	623,000
1,045,000	KLX Inc(d) 5.88%, 12/01/2022	1,039,775
790,000	Legrand France SA 8.50%, 02/15/2025	1,066,114
730,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	758,287
955,000	Manitowoc Foodservice Inc(d) 9.50%, 02/15/2024	1,040,950
760,000	Masonite International Corp(d) 5.63%, 03/15/2023	794,200
570,000	MasTec Inc 4.88%, 03/15/2023	488,775
870,000	Moog Inc(d) 5.25%, 12/01/2022	871,087
1,030,000	Norbord Inc(d) 6.25%, 04/15/2023	1,014,550
895,000	Nortek Inc 8.50%, 04/15/2021	928,562
145,000	Novelis Inc 8.38%, 12/15/2017	147,465
	Oshkosh Corp
430,000	5.38%, 03/01/2022	437,525
645,000	5.38%, 03/01/2025	649,838
	Pactiv LLC
355,000	7.95%, 12/15/2025	326,600
75,000	8.38%, 04/15/2027	69,375
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
150,000	9.00%, 04/15/2019	151,875
805,000	9.88%, 08/15/2019	833,678
115,000	8.25%, 02/15/2021	117,875
	Sealed Air Corp(d)
205,000	5.13%, 12/01/2024(e)	212,688
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 445,000	6.88%, 07/15/2033	$ 470,588
85,000	Standard Industries Inc(d) 5.13%, 02/15/2021	87,019
1,395,000	Terex Corp 6.00%, 05/15/2021	1,349,662
115,000	Tervita Corp(d) 10.88%, 02/15/2018	18,400
	TransDigm Inc
90,000	7.50%, 07/15/2021	94,275
730,000	6.50%, 07/15/2024	724,306
670,000	USG Corp(d)(e) 5.50%, 03/01/2025	696,800
190,000	Vander Intermediate Holding II Corp(d)(f) 9.75%, 02/01/2019	140,600
1,455,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	1,418,625
570,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	522,975
920,000	Zebra Technologies Corp(e) 7.25%, 10/15/2022	998,200
		33,512,972
Technology — 1.96%
335,000	ACI Worldwide Inc(d) 6.38%, 08/15/2020	343,794
	First Data Corp(d)
695,000	5.38%, 08/15/2023	712,375
1,020,000	7.00%, 12/01/2023	1,030,200
675,000	5.75%, 01/15/2024	674,932
	Infor US Inc
314,000	5.75%, 08/15/2020(d)	323,420
1,545,000	6.50%, 05/15/2022	1,405,950
	Micron Technology Inc
500,000	5.88%, 02/15/2022(e)	432,500
670,000	5.25%, 08/01/2023(d)	547,725
		5,470,896
Utilities — 2.90%
	AES Corp
365,000	8.00%, 06/01/2020(e)	414,275
765,000	7.38%, 07/01/2021	856,800
1,350,000	5.50%, 04/15/2025	1,302,750
	Calpine Corp
90,000	5.88%, 01/15/2024(d)	94,500
985,000	5.75%, 01/15/2025	945,600
17,000	DPL Inc 6.50%, 10/15/2016	17,340
	Dynegy Inc
715,000	6.75%, 11/01/2019	711,425
60,000	7.38%, 11/01/2022	55,500
410,000	7.63%, 11/01/2024	372,075
408,614	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(e)(h)(i) 11.75%, 03/01/2022	444,368
	GenOn Americas Generation LLC
1,245,000	8.50%, 10/01/2021	812,362
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 150,000	9.13%, 05/01/2031	$ 92,250
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	18,250
165,000	9.88%, 10/15/2020	106,425
1,075,000	NRG Energy Inc 7.88%, 05/15/2021	1,070,969
225,000	NRG Yield Operating LLC(e) 5.38%, 08/15/2024	209,250
560,000	Southern Star Central Corp(d) 5.13%, 07/15/2022	515,200
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d)(i)(k) 11.50%, 10/01/2020	29,000
		8,068,339
TOTAL CORPORATE BONDS AND NOTES — 83.22% (Cost $253,543,007)		$ 231,993,751
CONVERTIBLE BONDS
Consumer, Cyclical — 0.05%
232,000	Navistar International Corp 4.50%, 10/15/2018	138,330
Financial — 0.15%
386,000	iStar Financial Inc 3.00%, 11/15/2016	399,992
Technology — 0.10%
322,000	ON Semiconductor Corp(d) 1.00%, 12/01/2020	287,385
TOTAL CONVERTIBLE BONDS — 0.30% (Cost $901,661)		$ 825,707
Shares
COMMON STOCK
Communications — 0.11%
6,900	DISH Network Corp Class A(l)	319,194
Consumer, Cyclical — 0.47%
23,275	Eldorado Resorts Inc(e)(l)	266,266
8,597	General Motors Co	270,204
11,220	Hilton Worldwide Holdings Inc	252,674
31,680	Penn National Gaming Inc(l)	528,739
		1,317,883
Consumer, Non-Cyclical — 0.43%
17,510	Live Nation Entertainment Inc(l)	390,648
17,800	Service Corp International	439,304
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,315	Spectrum Brands Holdings Inc(e)	$ 362,263
		1,192,215
Energy — 0.04%
18,295	EP Energy Corp Class A(e)(l)	82,693
23,699	Lone Pine Resources Canada Ltd(g)(l)	730
23,699	Lone Pine Resources Inc Class A(g)(l)	948
10,370	Seventy Seven Energy Inc(l)	6,016
131,625	Vantage Drilling Co	21,718
		112,105
Financial — 0.38%
37,985	Ally Financial Inc(l)	711,079
11,116	CIT Group Inc	344,930
		1,056,009
Industrial — 0.36%
18,350	Berry Plastics Group Inc(l)	663,353
16,650	Boise Cascade Co(l)	344,988
		1,008,341
TOTAL COMMON STOCK — 1.79% (Cost $5,616,383)		$ 5,005,747
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.24%
729	Allergan PLC Series A, 5.50%	668,858
Financial — 0.69%
6,185	American Tower Corp, 5.50%	634,736
4,195	Crown Castle International Corp, 4.50%	449,704
32,278	EPR Properties Series C, 5.75%	838,753
		1,923,193
TOTAL CONVERTIBLE PREFERRED STOCK — 0.93% (Cost $2,493,758)		$ 2,592,051
PREFERRED STOCK
Communications — 0.24%
10,145	T-Mobile USA Inc	669,874
Consumer, Non-Cyclical — 0.13%
4,787	Tyson Foods Inc	356,488
Financial — 0.16%
13,425	Federal National Mortgage Association	40,812
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
16,517	GMAC Capital Trust I	$ 404,832
		445,644
TOTAL PREFERRED STOCK — 0.53% (Cost $1,631,785)		$ 1,472,006
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.02%
$14,000,000	International Bank for Reconstruction & Development 0.10%, 04/04/2016	13,999,883
U.S. Government Agency Bonds and Notes — 0.52%
1,455,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	1,455,000
U.S. Treasury Bonds and Notes — 0.13%
	U.S. Treasury Bills
4,000	0.24%, 04/14/2016	3,999
343,000	0.25%, 04/21/2016(m)	342,954
5,000	0.26%, 05/05/2016(m)	4,999
		351,952
Repurchase Agreements — 7.75%
5,130,129	Undivided interest of 19.72% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $5,130,129 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(n)	5,130,129
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,130,129	Undivided interest of 4.67% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $5,130,129 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(n)
		$ 5,130,129
5,130,129	Undivided interest of 4.67% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $5,130,129 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(n)	5,130,129
5,130,129	Undivided interest of 6.64% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $5,130,129 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(n)	5,130,129
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,079,858	Undivided interest of 7.49% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $1,079,858 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(n)
$ 1,079,858
21,600,374
SHORT TERM INVESTMENTS — 13.42% (Cost $37,407,209)	$ 37,407,209
TOTAL INVESTMENTS — 105.36% (Cost $317,700,249)	$ 293,704,536
OTHER ASSETS & LIABILITIES, NET — (5.36)%	$ (14,947,549)
TOTAL NET ASSETS — 100.00%	$ 278,756,987
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $116,112,579 and $106,137,039, respectively, representing 38.07% of net assets.
(e)	All or a portion of the security is on loan at March 31, 2016.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	Security is fair valued under procedures adopted by the Board of Directors.
(h)	Security in default; no interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $1,859,854 and $505,866, respectively, representing 0.18% of net assets.
(i)	Security in bankruptcy at March 31, 2016.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Security in default; some interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $99,567 and $29,000, respectively, representing 0.01% of net assets.
(l)	Non-income producing security.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
TLB	Term Loan B
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
At March 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Amag Pharmaceuticals Inc	4.75%	08/17/2021	08/13/2015	$248,065	$244,274	0.09%
Talbots Inc	9.50	03/19/2021	06/17/2015	225,960	214,188	0.07
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	189,911	186,668	0.07
Corporate Bonds and Notes
Halcon Resources Corp	8.63	02/01/2020	04/21/2015 - 04/22/2015	358,295	252,050	0.09
Halcon Resources Corp	9.75	07/15/2020	09/24/2013	420,410	71,000	0.03
Halcon Resources Corp	8.88	05/15/2021	06/04/2013 - 09/22/2014	1,162,474	196,000	0.07
				$2,605,115	$1,164,180	0.42%
At March 31, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
CIT	USD	112,218	EUR	101,700	June 2016	$(3,791)
HSB	USD	154,235	CAD	214,400	April 2016	(10,869)
JPM	USD	308,692	CAD	429,000	April 2016	(21,669)
JPM	USD	536,082	GBP	381,100	June 2016	(11,414)
SSB	USD	248,144	CAD	345,000	April 2016	(17,531)
WES	USD	32,585	CAD	45,300	April 2016	(2,300)
					Net Depreciation	$(67,574)
At March 31, 2016, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Value(a)	Fair Value	Upfront Premiums Paid	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Appreciation	Buy/Sell Credit Protection	Average Credit Rating(b)
North America High Yield 25	$5,000,000	$146,260	$33,700	5.00%	December 20, 2020	$178,267	Sell	B+
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b) Ratings are presented for credit default swap contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2016.
Counterparty Abbreviations:
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2016

Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 14,408,065	$ —	$ 14,408,065
Corporate Bonds and Notes	—	231,993,741	10	231,993,751
Convertible Bonds	—	825,707	—	825,707
Common Stock	4,982,351	21,718	1,678	5,005,747
Convertible Preferred Stock	449,704	2,142,347	—	2,592,051
Preferred Stock	445,644	1,026,362	—	1,472,006
Short Term Investments	—	37,407,209	—	37,407,209
Total investments, at fair value:	5,877,699	287,825,149	1,688	293,704,536
Other Financial Investments:
Credit Default Swaps	—	146,260	—	146,260
Total Assets	$ 5,877,699	$ 287,971,409	$ 1,688	$ 293,850,796
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (67,574)	$ —	$ (67,574)
Total Liabilities	$ 0	$ (67,574)	$ 0	$ (67,574)

March 31, 2016

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$317,813,430
Gross unrealized appreciation on investments	4,888,933
Gross unrealized depreciation on investments	(28,997,827)
Net unrealized depreciation on investments	$(24,108,894)
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $1,420,592 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).
The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional value of $5,000,000 in credit default swaps for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.40%
24,741	Air Products & Chemicals Inc	$ 3,563,941
8,605	Airgas Inc	1,218,812
160,184	Alcoa Inc(a)	1,534,563
30,704	CF Industries Holdings Inc	962,263
147,176	Dow Chemical Co	7,485,372
19,114	Eastman Chemical Co	1,380,604
34,179	Ecolab Inc	3,811,642
113,784	EI du Pont de Nemours & Co	7,204,803
16,790	FMC Corp(a)	677,812
162,254	Freeport-McMoRan Copper & Gold Inc(a)	1,677,707
10,577	International Flavors & Fragrances Inc	1,203,345
52,979	International Paper Co	2,174,258
44,928	LyondellBasell Industries NV Class A	3,844,938
56,469	Monsanto Co	4,954,590
42,655	Mosaic Co(a)	1,151,685
67,797	Newmont Mining Corp	1,802,044
40,004	Nucor Corp	1,892,189
34,465	PPG Industries Inc	3,842,503
37,379	Praxair Inc	4,278,027
10,501	Sherwin-Williams Co	2,989,320
		57,650,418
Communications — 12.86%
37,978	Alphabet Inc Class A(b)(c)	28,973,416
38,576	Alphabet Inc Class C(b)(c)	28,737,191
50,116	Amazon.com Inc(b)(c)	29,750,862
798,525	AT&T Inc(c)	31,278,224
26,903	Cablevision Systems Corp Class A	887,799
56,592	CBS Corp Class B	3,117,653
73,744	CenturyLink Inc	2,356,858
655,299	Cisco Systems Inc	18,656,363
315,916	Comcast Corp Class A	19,296,149
19,814	Discovery Communications Inc Class A(a)(b)	567,275
34,384	Discovery Communications Inc Class C(b)	928,368
141,105	eBay Inc(b)	3,366,765
15,032	Expedia Inc	1,620,750
9,837	F5 Networks Inc(b)	1,041,247
297,855	Facebook Inc Class A(b)(c)	33,985,256
147,879	Frontier Communications Corp(a)	826,644
50,066	Interpublic Group of Cos Inc	1,149,015
45,962	Juniper Networks Inc	1,172,491
37,705	Level 3 Communications Inc(b)	1,992,709
20,394	Motorola Solutions Inc	1,543,826
55,556	Netflix Inc(b)	5,679,490
51,072	News Corp Class A	652,189
11,795	News Corp Class B	156,284
31,967	Omnicom Group Inc	2,660,613
6,449	Priceline Group Inc(b)	8,312,503
13,547	Scripps Networks Interactive Inc Class A	887,329
Shares		Fair Value
Communications — (continued)
87,258	Symantec Corp	$ 1,603,802
28,555	Tegna Inc	669,900
36,766	Time Warner Cable Inc	7,523,059
103,754	Time Warner Inc	7,527,353
13,641	TripAdvisor Inc(b)	907,127
145,476	Twenty-First Century Fox Inc Class A	4,055,871
55,335	Twenty-First Century Fox Inc Class B	1,560,447
13,080	VeriSign Inc(a)(b)	1,158,103
528,836	Verizon Communications Inc(c)	28,599,451
45,030	Viacom Inc Class B	1,858,838
194,923	Walt Disney Co	19,357,803
113,030	Yahoo! Inc(b)	4,160,634
		308,579,657
Consumer, Cyclical — 10.35%
9,383	Advance Auto Parts Inc	1,504,470
80,915	American Airlines Group Inc	3,318,324
9,816	AutoNation Inc(a)(b)	458,211
3,985	AutoZone Inc(b)	3,174,810
22,098	Bed Bath & Beyond Inc(b)	1,096,945
38,783	Best Buy Co Inc	1,258,121
28,804	BorgWarner Inc	1,106,074
27,545	CarMax Inc(a)(b)	1,407,550
59,007	Carnival Corp	3,113,799
3,935	Chipotle Mexican Grill Inc(b)	1,853,267
35,416	Coach Inc	1,419,827
57,074	Costco Wholesale Corp	8,993,721
142,642	CVS Health Corp	14,796,255
14,856	Darden Restaurants Inc	984,953
36,705	Delphi Automotive PLC	2,753,609
102,779	Delta Air Lines Inc	5,003,282
38,106	Dollar General Corp	3,261,874
29,379	Dollar Tree Inc(b)	2,422,592
41,821	DR Horton Inc	1,264,249
36,820	Fastenal Co(a)	1,804,180
501,654	Ford Motor Co	6,772,329
15,562	GameStop Corp Class A(a)	493,782
31,182	Gap Inc(a)	916,751
182,951	General Motors Co	5,750,150
18,758	Genuine Parts Co	1,863,795
34,789	Goodyear Tire & Rubber Co	1,147,341
51,050	Hanesbrands Inc	1,446,757
23,943	Harley-Davidson Inc	1,228,994
9,122	Harman International Industries Inc	812,223
14,356	Hasbro Inc	1,149,916
163,966	Home Depot Inc(c)	21,877,983
85,525	Johnson Controls Inc	3,332,909
25,411	Kohl's Corp	1,184,407
32,741	L Brands Inc	2,874,987
17,643	Leggett & Platt Inc	853,921
22,220	Lennar Corp Class A(a)	1,074,559
119,502	Lowe's Cos Inc	9,052,276
40,341	Macy's Inc	1,778,635
25,836	Marriott International Inc Class A(a)	1,839,006
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
43,157	Mattel Inc(a)	$ 1,450,938
117,096	McDonald's Corp	14,716,625
23,349	Michael Kors Holdings Ltd(b)	1,329,959
7,772	Mohawk Industries Inc(b)	1,483,675
33,257	Newell Rubbermaid Inc(a)	1,472,953
174,872	NIKE Inc Class B	10,749,382
17,287	Nordstrom Inc(a)	988,989
12,656	O'Reilly Automotive Inc(b)	3,463,441
44,374	PACCAR Inc	2,426,814
43,017	PulteGroup Inc	804,848
9,910	PVH Corp	981,685
7,743	Ralph Lauren Corp	745,341
53,836	Ross Stores Inc	3,117,104
21,279	Royal Caribbean Cruises Ltd	1,748,070
10,272	Signet Jewelers Ltd	1,274,036
84,997	Southwest Airlines Co	3,807,866
77,697	Staples Inc	856,998
190,846	Starbucks Corp	11,393,506
23,036	Starwood Hotels & Resorts Worldwide Inc	1,921,893
78,222	Target Corp	6,436,106
14,176	Tiffany & Co	1,040,235
86,794	TJX Cos Inc	6,800,310
17,619	Tractor Supply Co	1,593,815
22,714	Under Armour Inc Class A(a)(b)	1,926,829
46,717	United Continental Holdings Inc(b)	2,796,480
13,242	Urban Outfitters Inc(b)	438,178
43,363	VF Corp	2,808,188
111,410	Walgreens Boots Alliance Inc	9,385,178
203,647	Wal-Mart Stores Inc	13,947,783
9,841	Whirlpool Corp	1,774,726
7,745	WW Grainger Inc(a)	1,807,915
15,337	Wyndham Worldwide Corp	1,172,207
10,191	Wynn Resorts Ltd(a)	952,145
53,124	Yum! Brands Inc	4,348,199
		248,409,251
Consumer, Non-Cyclical — 23.28%
192,450	Abbott Laboratories	8,050,183
209,234	AbbVie Inc	11,951,446
22,512	ADT Corp	928,845
45,162	Aetna Inc	5,073,951
28,704	Alexion Pharmaceuticals Inc(b)	3,996,171
50,876	Allergan PLC(b)	13,636,294
253,069	Altria Group Inc	15,857,304
25,482	AmerisourceBergen Corp	2,205,467
96,999	Amgen Inc	14,543,060
33,922	Anthem Inc	4,714,819
78,628	Archer-Daniels-Midland Co	2,854,983
60,068	Automatic Data Processing Inc	5,388,700
12,171	Avery Dennison Corp	877,651
88,407	Baxalta Inc	3,571,643
71,077	Baxter International Inc	2,919,843
27,188	Becton Dickinson & Co	4,127,682
28,611	Biogen Inc(b)	7,448,015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
171,451	Boston Scientific Corp(b)	$ 3,224,993
215,354	Bristol-Myers Squibb Co	13,756,813
13,416	Brown-Forman Corp Class B	1,321,074
22,285	Campbell Soup Co	1,421,560
42,445	Cardinal Health Inc	3,478,368
101,664	Celgene Corp(b)	10,175,550
22,065	Centene Corp(b)	1,358,542
16,936	Church & Dwight Co Inc	1,561,160
32,794	Cigna Corp	4,500,649
11,699	Cintas Corp	1,050,687
16,097	Clorox Co	2,029,188
505,285	Coca-Cola Co(c)	23,440,171
27,348	Coca-Cola Enterprises Inc	1,387,637
114,655	Colgate-Palmolive Co	8,100,376
55,021	ConAgra Foods Inc	2,455,037
22,817	Constellation Brands Inc Class A	3,447,421
9,870	CR Bard Inc	2,000,353
76,632	Danaher Corp	7,269,311
21,696	DaVita HealthCare Partners Inc(b)	1,592,052
31,151	Dentsply Sirona Inc	1,919,836
25,268	Dr Pepper Snapple Group Inc	2,259,465
27,812	Edwards Lifesciences Corp(b)	2,453,296
125,614	Eli Lilly & Co	9,045,464
26,006	Endo International PLC(b)	732,069
15,016	Equifax Inc	1,716,179
29,038	Estee Lauder Cos Inc Class A	2,738,574
86,601	Express Scripts Holding Co(b)	5,948,623
75,878	General Mills Inc	4,806,871
176,641	Gilead Sciences Inc	16,226,242
31,578	H&R Block Inc	834,291
40,591	HCA Holdings Inc(b)	3,168,128
11,041	Henry Schein Inc(b)	1,906,008
18,726	Hershey Co	1,724,477
25,325	Hologic Inc(b)	873,712
34,158	Hormel Foods Corp	1,476,992
19,115	Humana Inc	3,497,089
18,575	Illumina Inc(b)	3,011,193
4,819	Intuitive Surgical Inc(b)	2,896,460
15,354	JM Smucker Co	1,993,563
358,228	Johnson & Johnson(c)	38,760,270
32,118	Kellogg Co	2,458,633
47,011	Kimberly-Clark Corp	6,323,450
76,094	Kraft Foods Group Inc	5,977,945
125,618	Kroger Co	4,804,888
12,577	Laboratory Corp of America Holdings(b)	1,473,144
14,450	Mallinckrodt PLC(b)	885,496
15,102	McCormick & Co Inc	1,502,347
34,763	McGraw Hill Financial Inc	3,440,842
29,682	McKesson Corp	4,667,494
25,179	Mead Johnson Nutrition Co Class A	2,139,460
182,750	Medtronic PLC	13,706,250
361,178	Merck & Co Inc	19,109,928
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,436	Molson Coors Brewing Co Class B	$ 2,254,074
203,762	Mondelez International Inc Class A	8,174,931
19,347	Monster Beverage Corp(b)	2,580,503
22,569	Moody's Corp	2,179,263
51,884	Mylan NV(b)	2,404,823
47,316	Nielsen Holdings NV	2,491,661
11,498	Patterson Cos Inc	535,002
144,388	PayPal Holdings Inc(b)	5,573,377
188,360	PepsiCo Inc	19,303,133
18,750	Perrigo Co PLC	2,398,687
785,465	Pfizer Inc(c)	23,281,183
201,129	Philip Morris International Inc(c)	19,732,766
344,520	Procter & Gamble Co(c)	28,357,441
21,878	Quanta Services Inc(b)	493,568
19,197	Quest Diagnostics Inc	1,371,626
9,863	Regeneron Pharmaceuticals Inc(b)	3,555,020
106,013	Reynolds American Inc	5,333,514
18,151	Robert Half International Inc	845,474
35,794	St Jude Medical Inc	1,968,670
40,231	Stryker Corp	4,316,384
68,527	Sysco Corp	3,202,267
13,574	Tenet Healthcare Corp(b)	392,696
51,508	Thermo Fisher Scientific Inc	7,293,018
20,313	Total System Services Inc	966,493
37,320	Tyson Foods Inc Class A	2,487,751
12,634	United Rentals Inc(b)	785,708
123,039	UnitedHealth Group Inc	15,859,727
11,972	Universal Health Services Inc Class B	1,493,148
12,935	Varian Medical Systems Inc(b)	1,035,059
19,897	Verisk Analytics Inc Class A(b)	1,590,168
31,254	Vertex Pharmaceuticals Inc(b)	2,484,380
68,737	Western Union Co	1,325,937
42,236	Whole Foods Market Inc	1,313,962
23,208	Zimmer Biomet Holdings Inc	2,474,669
59,574	Zoetis Inc	2,640,915
		558,692,676
Diversified — 0.03%
39,167	Leucadia National Corp	633,330
Energy — 6.57%
64,345	Anadarko Petroleum Corp	2,996,547
47,160	Apache Corp	2,301,880
55,796	Baker Hughes Inc	2,445,539
59,342	Cabot Oil & Gas Corp	1,347,635
25,990	Cameron International Corp(b)	1,742,629
66,257	Chesapeake Energy Corp(a)	272,979
244,460	Chevron Corp(c)	23,321,484
12,373	Cimarex Energy Co	1,203,522
49,906	Columbia Pipeline Group Inc	1,252,641
Shares		Fair Value
Energy — (continued)
16,678	Concho Resources Inc(b)	$ 1,685,145
159,349	ConocoPhillips	6,416,984
65,934	Devon Energy Corp	1,809,229
8,249	Diamond Offshore Drilling Inc(a)	179,251
70,930	EOG Resources Inc	5,148,099
20,694	EQT Corp	1,391,878
539,120	Exxon Mobil Corp(c)	45,065,041
9,019	First Solar Inc(b)	617,531
29,614	FMC Technologies Inc(b)	810,239
110,411	Halliburton Co	3,943,881
13,702	Helmerich & Payne Inc(a)	804,581
32,440	Hess Corp	1,707,966
236,065	Kinder Morgan Inc	4,216,121
109,071	Marathon Oil Corp	1,215,051
70,506	Marathon Petroleum Corp	2,621,413
21,642	Murphy Oil Corp(a)	545,162
49,673	National Oilwell Varco Inc(a)	1,544,830
25,643	Newfield Exploration Co(b)	852,630
53,825	Noble Energy Inc	1,690,643
97,944	Occidental Petroleum Corp	6,702,308
25,507	ONEOK Inc(a)	761,639
60,981	Phillips 66	5,280,345
21,154	Pioneer Natural Resources Co	2,977,214
20,684	Range Resources Corp	669,748
162,888	Schlumberger Ltd(a)	12,012,990
50,262	Southwestern Energy Co(a)(b)	405,614
84,665	Spectra Energy Corp	2,590,749
16,547	Tesoro Corp	1,423,207
40,820	Transocean Ltd(a)	373,095
62,771	Valero Energy Corp	4,026,132
86,502	Williams Cos Inc	1,390,087
		157,763,659
Financial — 16.31%
7,043	Affiliated Managers Group Inc(b)	1,143,783
54,571	Aflac Inc	3,445,613
8,052	Alliance Data Systems Corp(b)	1,771,440
49,167	Allstate Corp	3,312,381
108,350	American Express Co	6,652,690
148,489	American International Group Inc	8,025,830
54,538	American Tower Corp REIT	5,583,055
23,077	Ameriprise Financial Inc	2,169,469
35,622	Aon PLC	3,720,718
20,853	Apartment Investment & Management Co REIT Class A	872,072
8,913	Assurant Inc	687,638
17,644	AvalonBay Communities Inc REIT	3,355,889
1,345,977	Bank of America Corp	18,197,609
141,723	Bank of New York Mellon Corp	5,219,658
99,560	BB&T Corp	3,312,361
243,216	Berkshire Hathaway Inc Class B(b)(c)	34,507,486
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
16,312	BlackRock Inc Class A	$ 5,555,378
19,437	Boston Properties Inc REIT	2,470,054
70,009	Capital One Financial Corp	4,852,324
36,891	CBRE Group Inc Class A(b)	1,063,199
152,797	Charles Schwab Corp	4,281,372
59,455	Chubb Ltd	7,084,063
18,073	Cincinnati Financial Corp	1,181,251
382,832	Citigroup Inc	15,983,236
68,083	Citizens Financial Group Inc	1,426,339
42,883	CME Group Inc	4,118,912
23,443	Comerica Inc	887,786
43,258	Crown Castle International Corp REIT	3,741,817
53,836	Discover Financial Services	2,741,329
36,638	E*TRADE Financial Corp(b)	897,265
8,851	Equinix Inc REIT	2,927,114
47,376	Equity Residential REIT	3,554,621
8,546	Essex Property Trust Inc REIT	1,998,568
15,943	Extra Space Storage Inc REIT	1,490,033
8,967	Federal Realty Investment Trust REIT	1,399,300
106,821	Fifth Third Bancorp	1,782,843
50,652	Franklin Resources Inc	1,977,961
75,674	General Growth Properties Inc REIT	2,249,788
51,371	Goldman Sachs Group Inc	8,064,220
53,671	Hartford Financial Services Group Inc	2,473,160
58,719	HCP Inc REIT	1,913,065
94,373	Host Hotels & Resorts Inc REIT	1,576,029
108,956	Huntington Bancshares Inc	1,039,440
15,335	Intercontinental Exchange Inc	3,605,872
55,861	Invesco Ltd	1,718,843
23,217	Iron Mountain Inc REIT	787,289
475,947	JPMorgan Chase & Co(c)	28,185,581
105,217	KeyCorp	1,161,596
53,636	Kimco Realty Corp REIT	1,543,644
13,232	Legg Mason Inc	458,886
31,768	Lincoln National Corp	1,245,306
36,764	Loews Corp	1,406,591
21,549	M&T Bank Corp	2,391,939
17,371	Macerich Co REIT	1,376,478
67,784	Marsh & McLennan Cos Inc	4,120,589
127,463	MasterCard Inc Class A	12,045,254
143,311	MetLife Inc	6,297,085
195,930	Morgan Stanley	4,900,209
13,657	NASDAQ OMX Group Inc	906,552
54,069	Navient Corp	647,206
28,226	Northern Trust Corp	1,839,488
42,313	People's United Financial Inc(a)	674,046
66,304	PNC Financial Services Group Inc	5,607,329
35,777	Principal Financial Group Inc	1,411,403
74,480	Progressive Corp	2,617,227
66,683	Prologis Inc REIT	2,946,055
58,747	Prudential Financial Inc	4,242,708
Shares		Fair Value
Financial — (continued)
18,781	Public Storage REIT	$ 5,180,363
32,123	Realty Income Corp REIT(a)	2,008,009
176,695	Regions Financial Corp	1,387,056
40,158	Simon Property Group Inc REIT	8,340,415
12,580	SL Green Realty Corp REIT	1,218,750
52,431	State Street Corp	3,068,262
65,172	SunTrust Banks Inc	2,351,406
106,890	Synchrony Financial(b)	3,063,467
32,724	T Rowe Price Group Inc	2,403,905
15,288	Torchmark Corp	827,998
38,334	Travelers Cos Inc Class A	4,473,961
33,819	UDR Inc REIT	1,303,046
30,738	Unum Group	950,419
214,485	US Bancorp	8,705,946
43,590	Ventas Inc REIT	2,744,426
249,203	Visa Inc Class A	19,059,045
22,322	Vornado Realty Trust REIT	2,107,867
600,552	Wells Fargo & Co(c)	29,042,695
46,075	Welltower Inc REIT	3,194,841
102,974	Weyerhaeuser Co REIT	3,190,135
17,755	Willis Towers Watson PLC	2,106,808
39,868	XL Group PLC	1,467,142
24,011	Zions Bancorporation	581,306
		391,622,603
Industrial — 9.16%
78,574	3M Co	13,092,786
42,303	Agilent Technologies Inc	1,685,775
11,627	Allegion PLC	740,756
30,555	AMETEK Inc	1,527,139
40,128	Amphenol Corp Class A	2,320,201
17,708	Ball Corp	1,262,403
81,532	Boeing Co	10,349,672
75,630	Caterpillar Inc	5,788,720
18,012	CH Robinson Worldwide Inc	1,337,031
144,754	Corning Inc	3,023,911
127,823	CSX Corp	3,291,442
21,257	Cummins Inc	2,336,995
38,926	Deere & Co(a)	2,996,913
21,461	Dover Corp	1,380,586
60,618	Eaton Corp PLC	3,792,262
85,639	Emerson Electric Co	4,657,049
25,782	Expeditors International of Washington Inc	1,258,419
33,886	FedEx Corp	5,513,930
18,206	FLIR Systems Inc	599,888
18,004	Flowserve Corp	799,558
18,086	Fluor Corp	971,218
15,191	Garmin Ltd(a)	607,032
37,998	General Dynamics Corp	4,991,797
1,211,536	General Electric Co(c)	38,514,729
16,358	Harris Corp	1,273,634
99,935	Honeywell International Inc	11,197,717
43,336	Illinois Tool Works Inc	4,439,340
32,800	Ingersoll-Rand PLC Class A(b)	2,033,928
16,438	Jacobs Engineering Group Inc(b)	715,875
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
11,788	JB Hunt Transport Services Inc	$ 993,021
13,894	Kansas City Southern	1,187,242
10,869	L-3 Communications Holdings Inc	1,287,977
34,002	Lockheed Martin Corp	7,531,443
8,472	Martin Marietta Materials Inc	1,351,369
43,647	Masco Corp	1,372,698
39,045	Norfolk Southern Corp	3,250,496
23,669	Northrop Grumman Corp	4,684,095
20,476	Owens-Illinois Inc(b)	326,797
17,888	Parker-Hannifin Corp	1,986,999
23,044	Pentair PLC	1,250,367
14,157	PerkinElmer Inc	700,205
38,743	Raytheon Co	4,751,054
32,466	Republic Services Inc	1,547,005
17,474	Rockwell Automation Inc	1,987,668
16,371	Rockwell Collins Inc	1,509,570
12,680	Roper Technologies Inc	2,317,524
6,453	Ryder System Inc	418,025
26,784	Sealed Air Corp	1,285,900
7,058	Snap-on Inc	1,108,035
20,156	Stanley Black & Decker Inc	2,120,613
10,432	Stericycle Inc(b)	1,316,414
48,100	TE Connectivity Ltd	2,978,352
34,141	Textron Inc	1,244,781
54,072	Tyco International PLC	1,984,983
109,922	Union Pacific Corp	8,744,295
89,427	United Parcel Service Inc Class B	9,431,866
100,414	United Technologies Corp	10,051,441
16,940	Vulcan Materials Co	1,788,356
54,232	Waste Management Inc	3,199,688
10,926	Waters Corp(b)	1,441,358
33,371	Westrock Co	1,302,470
22,136	Xylem Inc	905,362
		219,858,175
Technology — 12.85%
81,497	Accenture PLC Class A	9,404,754
64,198	Activision Blizzard Inc	2,172,460
64,372	Adobe Systems Inc(b)	6,038,094
22,693	Akamai Technologies Inc(b)	1,261,050
39,863	Analog Devices Inc	2,359,491
720,574	Apple Inc(c)	78,535,360
149,936	Applied Materials Inc	3,175,645
28,486	Autodesk Inc(b)	1,661,019
48,183	Broadcom Ltd	7,444,274
41,926	CA Inc	1,290,902
38,578	Cerner Corp(b)	2,043,091
20,995	Citrix Systems Inc(b)	1,649,787
77,899	Cognizant Technology Solutions Corp Class A(b)	4,884,267
18,553	CSRA Inc	499,076
4,730	Dun & Bradstreet Corp	487,568
38,893	Electronic Arts Inc(b)	2,571,216
249,002	EMC Corp	6,635,903
36,832	Fidelity National Information Services Inc	2,331,834
Shares		Fair Value
Technology — (continued)
28,971	Fiserv Inc(b)	$ 2,971,845
223,066	Hewlett Packard Enterprise Co	3,954,960
233,090	HP Inc	2,871,669
613,240	Intel Corp	19,838,314
114,793	International Business Machines Corp	17,385,400
34,450	Intuit Inc	3,583,145
21,457	KLA-Tencor Corp	1,562,284
19,362	Lam Research Corp	1,599,301
29,978	Linear Technology Corp	1,335,820
26,677	Microchip Technology Inc(a)	1,285,831
137,482	Micron Technology Inc(b)	1,439,437
1,026,956	Microsoft Corp(c)	56,718,780
41,034	NetApp Inc	1,119,818
63,443	NVIDIA Corp	2,260,474
409,224	Oracle Corp	16,741,354
40,809	Paychex Inc	2,204,094
24,693	Pitney Bowes Inc	531,887
19,096	Qorvo Inc(b)	962,629
195,693	QUALCOMM Inc	10,007,740
23,629	Red Hat Inc(b)	1,760,597
81,828	Salesforce.com Inc(b)	6,041,361
26,493	SanDisk Corp	2,015,587
39,194	Seagate Technology PLC(a)	1,350,233
24,237	Skyworks Solutions Inc	1,888,062
17,951	Teradata Corp(b)	471,034
131,430	Texas Instruments Inc	7,546,711
29,349	Western Digital Corp	1,386,447
130,229	Xerox Corp	1,453,356
34,005	Xilinx Inc	1,612,857
		308,346,818
Utilities — 3.30%
83,638	AES Corp	986,928
15,480	AGL Resources Inc	1,008,367
30,589	Ameren Corp	1,532,509
63,317	American Electric Power Co Inc	4,204,249
23,179	American Water Works Co Inc	1,597,729
53,709	CenterPoint Energy Inc	1,123,592
35,692	CMS Energy Corp	1,514,769
36,750	Consolidated Edison Inc	2,815,785
77,402	Dominion Resources Inc	5,814,438
22,452	DTE Energy Co	2,035,498
88,614	Duke Energy Corp	7,149,377
40,942	Edison International	2,943,320
22,663	Entergy Corp	1,796,723
39,824	Eversource Energy	2,323,332
118,417	Exelon Corp	4,246,434
52,469	FirstEnergy Corp	1,887,310
59,777	NextEra Energy Inc	7,074,010
38,714	NiSource Inc	912,102
42,653	NRG Energy Inc	554,916
62,489	PG&E Corp	3,731,843
14,208	Pinnacle West Capital Corp	1,066,595
87,427	PPL Corp	3,328,346
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
64,736	Public Service Enterprise Group Inc	$ 3,051,655
18,138	SCANA Corp	1,272,381
30,416	Sempra Energy	3,164,785
118,455	Southern Co	6,127,677
29,653	TECO Energy Inc	816,347
40,290	WEC Energy Group Inc	2,420,220
65,444	Xcel Energy Inc	2,736,868
		79,238,105
TOTAL COMMON STOCK — 97.11% (Cost $1,622,983,346)		$ 2,330,794,692
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.07%
$25,705,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	25,704,679
U.S. Government Agency Bonds and Notes — 1.72%
	Federal Home Loan Bank
20,000,000	0.16%, 04/05/2016	19,999,645
6,000,000	0.16%, 04/26/2016	5,999,333
15,000,000	0.31%, 06/28/2016	14,988,630
315,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	315,000
		41,302,608
U.S. Treasury Bonds and Notes — 0.15%
3,570,000	U.S. Treasury Bills(d) 0.32%, 06/23/2016	3,567,437
Repurchase Agreements — 1.37%
7,805,166	Undivided interest of 10.11% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $7,805,166 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(e)	7,805,166
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,642,907	Undivided interest of 11.39% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $1,642,907 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(e)
		$ 1,642,907
7,805,167	Undivided interest of 16.33% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $7,805,167 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(e)	7,805,167
7,805,166	Undivided interest of 7.10% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $7,805,166 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	7,805,166
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$7,805,167	Undivided interest of 7.10% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $7,805,167 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)
$ 7,805,167
32,863,573
SHORT TERM INVESTMENTS — 4.31% (Cost $103,438,297)	$ 103,438,297
TOTAL INVESTMENTS — 101.42% (Cost $1,726,421,643)	$ 2,434,232,989
OTHER ASSETS & LIABILITIES, NET — (1.42)%	$ (34,029,125)
TOTAL NET ASSETS — 100.00%	$ 2,400,203,864
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	694	USD	71,187,050	June 2016	$1,846,820
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,330,794,692	$ —	$ —	$ 2,330,794,692
Short Term Investments	—	103,438,297	—	103,438,297
Total investments, at fair value:	2,330,794,692	103,438,297	0	2,434,232,989
Other Financial Investments:
Futures Contracts(a)	1,846,820	—	—	1,846,820
Total Assets	$ 2,332,641,512	$ 103,438,297	$ 0	$ 2,436,079,809
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$1,737,726,270
Gross unrealized appreciation on investments	810,123,435
Gross unrealized depreciation on investments	(113,616,716)
Net unrealized appreciation on investments	$696,506,719

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 577 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.86%
50,410	Albemarle Corp	$ 3,222,711
47,841	Allegheny Technologies Inc(a)	779,808
28,395	Ashland Inc	3,122,314
27,874	Cabot Corp	1,347,150
21,475	Carpenter Technology Corp	735,089
52,542	Commercial Metals Co	891,638
15,042	Compass Minerals International Inc(a)	1,065,876
27,931	Domtar Corp	1,131,206
15,476	Minerals Technologies Inc	879,811
4,467	NewMarket Corp	1,770,093
74,438	Olin Corp	1,292,988
38,495	PolyOne Corp	1,164,474
32,307	Reliance Steel & Aluminum Co	2,235,321
29,392	Royal Gold Inc	1,507,516
59,673	RPM International Inc	2,824,323
20,162	Sensient Technologies Corp	1,279,481
109,290	Steel Dynamics Inc	2,460,118
65,464	United States Steel Corp(a)	1,050,697
32,634	Valspar Corp(b)	3,492,491
20,265	Worthington Industries Inc	722,245
		32,975,350
Communications — 2.41%
27,407	AMC Networks Inc Class A(a)(c)	1,779,811
80,784	ARRIS International PLC(c)	1,851,569
1,980	Cable One Inc	865,517
58,299	Ciena Corp(c)	1,108,847
21,027	Comscore Inc(c)	631,651
18,393	FactSet Research Systems Inc	2,787,091
15,830	InterDigital Inc	880,939
21,790	John Wiley & Sons Inc Class A	1,065,313
17,066	Meredith Corp	810,635
24,376	NeuStar Inc Class A(a)(c)	599,650
53,873	New York Times Co Class A	671,258
14,700	Plantronics Inc	576,093
60,710	Polycom Inc(c)	676,917
42,118	Telephone & Data Systems Inc(a)	1,267,331
47,892	Time Inc(a)	739,452
		16,312,074
Consumer, Cyclical — 13.69%
29,919	Abercrombie & Fitch Co Class A(a)	943,645
55,971	Alaska Air Group Inc(b)	4,590,741
74,348	American Eagle Outfitters Inc(a)	1,239,381
77,383	Ascena Retail Group Inc(c)	855,856
22,143	Big Lots Inc	1,002,857
25,487	Brinker International Inc	1,171,128
40,944	Brunswick Corp	1,964,493
8,454	Buffalo Wild Wings Inc(a)(c)	1,252,207
21,865	Cabela's Inc Class A(a)(c)	1,064,607
Shares		Fair Value
Consumer, Cyclical — (continued)
33,730	CalAtlantic Group Inc(a)	$ 1,127,257
23,256	Carter's Inc	2,450,717
17,566	Casey's General Stores Inc	1,990,579
20,067	Cheesecake Factory Inc	1,065,357
60,857	Chico's FAS Inc	807,572
46,817	Cinemark Holdings Inc	1,677,453
45,851	Copart Inc(c)	1,869,345
10,621	Cracker Barrel Old Country Store Inc(a)	1,621,508
33,720	CST Brands Inc	1,291,139
68,340	Dana Holding Corp	962,911
14,664	Deckers Outdoor Corp(c)	878,520
40,519	Dick's Sporting Goods Inc	1,894,263
22,378	Domino's Pizza Inc	2,950,763
31,673	DreamWorks Animation SKG Inc Class A(a)(c)	790,241
40,710	Dunkin' Brands Group Inc(a)	1,920,291
61,610	Foot Locker Inc(b)	3,973,845
18,719	Fossil Group Inc(a)(c)	831,498
27,872	Guess? Inc(a)	523,158
26,819	Herman Miller Inc	828,439
19,794	HNI Corp	775,331
14,269	HSN Inc	746,411
66,191	Ingram Micro Inc Class A	2,376,919
11,927	International Speedway Corp Class A	440,226
15,636	Jack in the Box Inc	998,671
137,819	JC Penney Co Inc(a)(c)	1,524,278
144,209	JetBlue Airways Corp(c)	3,045,694
57,706	Kate Spade & Co(c)	1,472,657
37,934	KB Home(a)	541,698
137,426	LKQ Corp(b)(c)	4,388,012
17,055	MDC Holdings Inc	427,398
21,458	MSC Industrial Direct Co Inc Class A	1,637,460
1,638	NVR Inc(c)	2,837,671
220,262	Office Depot Inc(c)	1,563,860
10,239	Panera Bread Co Class A(c)	2,097,254
27,141	Polaris Industries Inc(a)	2,672,846
18,899	Pool Corp	1,658,198
20,203	Scotts Miracle-Gro Co Class A	1,470,172
58,792	Skechers U.S.A. Inc Class A(c)	1,790,216
28,096	Tempur Sealy International Inc(c)	1,707,956
20,363	Thor Industries Inc	1,298,549
69,130	Toll Brothers Inc(c)	2,040,026
24,482	Toro Co	2,108,390
65,236	Tri Pointe Group Inc(c)	768,480
22,448	Tupperware Brands Corp(a)	1,301,535
27,657	Vista Outdoor Inc(c)	1,435,675
11,409	Watsco Inc	1,537,249
97,738	Wendy's Co	1,064,367
37,172	Williams-Sonoma Inc	2,034,795
31,413	World Fuel Services Corp	1,526,044
		92,827,809
Consumer, Non-Cyclical — 15.35%
28,981	Aaron's Inc	727,423
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,764	Abiomed Inc(c)	$ 1,589,395
36,219	Akorn Inc(a)(c)	852,233
32,571	Align Technology Inc(c)	2,367,586
23,931	Amsurg Corp(c)	1,785,253
196,735	Avon Products Inc	946,295
9,265	Bio-Rad Laboratories Inc Class A(c)	1,266,711
16,501	Bio-Techne Corp	1,559,675
4,269	Boston Beer Co Inc Class A(a)(c)	790,064
43,596	Catalent Inc(c)	1,162,705
14,362	CEB Inc	929,652
101	Centene Corp(b)(c)	6,217
21,033	Charles River Laboratories International Inc(c)	1,597,246
51,779	Community Health Systems Inc(c)	958,429
21,566	Cooper Cos Inc	3,320,517
41,531	Dean Foods Co(a)	719,317
21,929	Deluxe Corp	1,370,343
24,961	DeVry Education Group Inc(a)	431,076
26,385	Edgewell Personal Care Co	2,124,784
82,862	Flowers Foods Inc	1,529,633
18,792	FTI Consulting Inc(c)	667,304
36,757	Gartner Inc Class A(c)	3,284,238
58,074	Global Payments Inc(b)	3,792,232
1,983	Graham Holdings Co Class B	951,840
46,379	Hain Celestial Group Inc(c)	1,897,365
20,394	Halyard Health Inc(c)	585,920
25,276	Hill-Rom Holdings Inc	1,271,383
40,258	IDEXX Laboratories Inc(a)(c)	3,153,007
32,277	Ingredion Inc	3,446,861
92,735	Jarden Corp(b)(c)	5,466,728
8,628	Lancaster Colony Corp	953,998
19,394	LifePoint Health Inc(c)	1,343,035
18,832	LivaNova PLC(c)	1,016,551
64,668	Live Nation Entertainment Inc(c)	1,442,743
32,363	ManpowerGroup Inc	2,634,995
42,140	MEDNAX Inc(c)	2,723,087
18,253	Molina Healthcare Inc(a)(c)	1,177,136
28,052	Owens & Minor Inc	1,133,862
24,181	PAREXEL International Corp(c)	1,516,874
28,827	Post Holdings Inc(c)	1,982,433
62,874	ResMed Inc(b)	3,635,375
41,904	Rollins Inc	1,136,436
92,908	RR Donnelley & Sons Co(a)	1,523,691
61,768	SEI Investments Co	2,659,112
87,640	Service Corp International	2,162,955
35,567	Snyder's-Lance Inc	1,119,649
24,673	Sotheby's	659,509
63,440	Sprouts Farmers Market Inc(c)	1,842,298
38,582	STERIS Corp(a)	2,741,251
116,452	SUPERVALU Inc(c)	670,764
18,696	Teleflex Inc(a)	2,935,459
8,358	Tootsie Roll Industries Inc(a)	292,020
25,355	TreeHouse Foods Inc(c)	2,199,546
22,380	United Natural Foods Inc(c)	901,914
20,389	United Therapeutics Corp(c)	2,271,946
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
36,320	VCA Inc(c)	$ 2,095,301
19,851	WellCare Health Plans Inc(c)	1,841,180
32,521	West Pharmaceutical Services Inc	2,254,356
17,220	WEX Inc(c)	1,435,459
79,195	WhiteWave Foods Co Class A(c)	3,218,485
		104,072,852
Energy — 3.30%
103,324	CONSOL Energy Inc(a)	1,166,528
159,786	Denbury Resources Inc(a)	354,725
16,905	Dril-Quip Inc(c)	1,023,767
42,998	Energen Corp(a)	1,573,297
104,655	Ensco PLC Class A	1,085,272
55,397	Gulfport Energy Corp(c)	1,569,951
78,708	HollyFrontier Corp	2,779,967
17,372	Murphy USA Inc(c)	1,067,509
125,631	Nabors Industries Ltd	1,155,805
107,673	Noble Corp PLC(a)	1,114,416
48,493	NOW Inc(a)(c)	859,296
43,599	Oceaneering International Inc	1,449,231
23,302	Oil States International Inc(c)	734,479
65,377	Patterson-UTI Energy Inc	1,151,943
84,354	QEP Resources Inc	1,190,235
56,413	Rowan Cos PLC Class A	908,249
31,029	SM Energy Co(a)	581,483
144,111	SunEdison Inc(a)(c)	77,849
67,575	Superior Energy Services Inc	904,829
30,334	Western Refining Inc	882,416
105,449	WPX Energy Inc(c)	737,088
		22,368,335
Financial — 23.72%
20,570	Alexander & Baldwin Inc	754,508
32,958	Alexandria Real Estate Equities Inc REIT	2,995,553
6,907	Alleghany Corp(b)(c)	3,427,253
58,542	American Campus Communities Inc REIT	2,756,743
31,918	American Financial Group Inc	2,246,070
79,480	Arthur J Gallagher & Co(b)	3,535,270
27,091	Aspen Insurance Holdings Ltd	1,292,241
66,999	Associated Banc-Corp	1,201,962
37,702	BancorpSouth Inc	803,430
19,289	Bank of Hawaii Corp(a)	1,317,053
36,753	Bank of the Ozarks Inc	1,542,523
51,890	Brown & Brown Inc	1,857,662
39,037	Camden Property Trust REIT	3,282,621
37,406	Care Capital Properties Inc	1,003,977
33,440	Cathay General Bancorp	947,355
36,762	CBOE Holdings Inc	2,401,661
80,073	CNO Financial Group Inc	1,434,908
37,179	Commerce Bancshares Inc	1,671,196
53,340	Communications Sales & Leasing Inc REIT(c)	1,186,815
39,122	CoreLogic Inc(c)	1,357,533
41,941	Corporate Office Properties Trust REIT	1,100,532
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
52,001	Corrections Corp of America REIT	$ 1,666,632
24,424	Cullen/Frost Bankers Inc(a)	1,346,007
62,967	Douglas Emmett Inc REIT	1,895,936
155,310	Duke Realty Corp REIT(b)	3,500,687
64,703	East West Bancorp Inc	2,101,553
51,073	Eaton Vance Corp	1,711,967
27,701	Endurance Specialty Holdings Ltd	1,809,983
28,480	EPR Properties REIT	1,897,338
40,906	Equity One Inc REIT	1,172,366
19,104	Everest Re Group Ltd(b)	3,771,703
42,244	Federated Investors Inc Class B	1,218,739
49,080	First American Financial Corp	1,870,439
106,227	First Horizon National Corp	1,391,574
49,514	First Industrial Realty Trust Inc REIT	1,125,948
157,404	First Niagara Financial Group Inc	1,523,671
73,548	FirstMerit Corp(a)	1,548,185
93,149	FNB Corp	1,211,868
77,151	Fulton Financial Corp	1,032,280
217,449	Genworth Financial Inc Class A(c)	593,636
35,045	Hancock Holding Co	804,633
19,182	Hanover Insurance Group Inc	1,730,600
45,299	Healthcare Realty Trust Inc REIT	1,399,286
43,221	Highwoods Properties Inc REIT	2,066,396
68,193	Hospitality Properties Trust REIT	1,811,206
24,369	International Bancshares Corp	600,940
65,035	Janus Capital Group Inc	951,462
20,265	Jones Lang LaSalle Inc	2,377,490
21,515	Kemper Corp	636,199
41,433	Kilroy Realty Corp REIT	2,563,460
36,902	Lamar Advertising Co REIT Class A	2,269,473
50,902	LaSalle Hotel Properties REIT	1,288,330
65,738	Liberty Property Trust REIT	2,199,593
40,483	Mack-Cali Realty Corp REIT	951,350
16,873	MarketAxess Holdings Inc	2,106,257
16,251	Mercury General Corp(a)	901,931
33,869	Mid-America Apartment Communities Inc REIT	3,461,750
63,355	National Retail Properties Inc REIT	2,927,001
218,374	New York Community Bancorp Inc(b)	3,472,147
109,603	Old Republic International Corp	2,003,543
74,391	Omega Healthcare Investors Inc REIT	2,626,002
51,467	PacWest Bancorp	1,911,999
24,024	Post Properties Inc REIT	1,435,194
17,827	Potlatch Corp REIT	561,551
21,456	Primerica Inc(a)	955,436
35,755	PrivateBancorp Inc	1,380,143
29,595	Prosperity Bancshares Inc	1,372,912
Shares		Fair Value
Financial — (continued)
57,522	Raymond James Financial Inc	$ 2,738,622
54,757	Rayonier Inc REIT	1,351,403
43,830	Regency Centers Corp REIT	3,280,675
29,180	Reinsurance Group of America Inc	2,808,575
19,274	RenaissanceRe Holdings Ltd	2,309,603
106,831	Senior Housing Properties Trust REIT	1,911,207
23,921	Signature Bank(c)	3,256,127
189,969	SLM Corp(c)	1,208,203
17,718	Sovran Self Storage Inc REIT	2,089,838
30,785	Stifel Financial Corp(c)	911,236
23,200	SVB Financial Group(c)	2,367,560
56,306	Synovus Financial Corp	1,627,806
42,053	Tanger Factory Outlet Centers Inc REIT	1,530,309
27,096	Taubman Centers Inc REIT	1,930,048
75,347	TCF Financial Corp	923,754
30,629	Trustmark Corp	705,386
97,692	Umpqua Holdings Corp	1,549,395
41,225	Urban Edge Properties REIT	1,065,254
98,785	Valley National Bancorp(a)	942,409
36,627	Waddell & Reed Financial Inc Class A	862,200
41,101	Washington Federal Inc	930,938
40,684	Webster Financial Corp	1,460,556
51,295	Weingarten Realty Investors REIT	1,924,588
51,514	WisdomTree Investments Inc(a)	588,805
83,867	WP Glimcher Inc REIT	795,898
44,076	WR Berkley Corp	2,477,071
		160,821,128
Industrial — 17.58%
19,649	Acuity Brands Inc(b)	4,286,233
68,620	AECOM (c)	2,112,810
31,620	AGCO Corp(a)	1,571,514
33,557	AO Smith Corp	2,560,735
28,252	AptarGroup Inc	2,215,239
40,865	Arrow Electronics Inc(c)	2,632,115
58,980	Avnet Inc	2,612,814
45,939	B/E Aerospace Inc	2,118,707
18,943	Belden Inc	1,162,721
42,182	Bemis Co Inc	2,184,184
28,837	Carlisle Cos Inc	2,869,281
22,100	CLARCOR Inc	1,277,159
23,223	Clean Harbors Inc(c)	1,145,823
37,764	Cognex Corp	1,470,908
22,011	Crane Co	1,185,512
19,831	Curtiss-Wright Corp	1,500,612
55,505	Donaldson Co Inc(a)	1,771,165
21,885	Eagle Materials Inc	1,534,357
27,830	Energizer Holdings Inc	1,127,393
13,101	Esterline Technologies Corp(c)	839,381
18,133	FEI Co	1,614,018
70,739	Fortune Brands Home & Security Inc(b)	3,964,214
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
18,497	GATX Corp	$ 878,608
25,246	Genesee & Wyoming Inc Class A(c)	1,582,924
129,919	Gentex Corp	2,038,429
24,572	Graco Inc	2,063,065
17,630	Granite Construction Inc	842,714
11,191	Greif Inc Class A	366,505
23,918	Hubbell Inc	2,533,634
20,848	Huntington Ingalls Industries Inc Class A	2,854,925
34,109	IDEX Corp	2,826,954
39,730	ITT Corp	1,465,640
85,773	Jabil Circuit Inc	1,652,846
44,370	Joy Global Inc(a)	713,026
64,468	KBR Inc	997,965
36,052	Kennametal Inc	810,809
77,029	Keysight Technologies Inc(c)	2,136,784
23,972	Kirby Corp(c)	1,445,272
23,632	KLX Inc(c)	759,532
40,233	Knowles Corp(a)(c)	530,271
19,104	Landstar System Inc	1,234,309
17,880	Lennox International Inc	2,417,197
28,641	Lincoln Electric Holdings Inc	1,677,503
63,332	Louisiana-Pacific Corp(a)(c)	1,084,244
12,110	Mettler-Toledo International Inc(b)(c)	4,175,044
13,876	MSA Safety Inc	670,905
44,645	National Instruments Corp	1,344,261
24,101	Nordson Corp	1,832,640
30,905	Old Dominion Freight Line Inc(a)(c)	2,151,606
26,445	Orbital ATK Inc	2,299,128
33,346	Oshkosh Corp	1,362,851
41,936	Packaging Corp of America(a)	2,532,934
19,919	Regal Beloit Corp	1,256,690
17,952	Silgan Holdings Inc	954,508
45,390	Sonoco Products Co(a)	2,204,592
15,557	Tech Data Corp(c)	1,194,311
15,354	Teledyne Technologies Inc(c)	1,353,302
48,011	Terex Corp	1,194,514
31,075	Timken Co	1,040,702
112,716	Trimble Navigation Ltd(c)	2,795,357
67,817	Trinity Industries Inc	1,241,729
22,355	Triumph Group Inc	703,735
10,197	Valmont Industries Inc	1,262,796
61,377	Vishay Intertechnology Inc(a)	749,413
41,061	Wabtec Corp	3,255,727
54,952	Waste Connections Inc(b)	3,549,350
19,389	Werner Enterprises Inc	526,605
25,353	Woodward Inc	1,318,863
23,114	Zebra Technologies Corp Class A(c)	1,594,866
		119,236,480
Technology — 10.77%
46,644	3D Systems Corp(a)(c)	721,583
52,487	ACI Worldwide Inc(c)	1,091,205
34,848	Acxiom Corp(c)	747,141
287,480	Advanced Micro Devices Inc(a)(c)	819,318
Shares		Fair Value
Technology — (continued)
84,342	Allscripts Healthcare Solutions Inc(c)	$ 1,114,158
39,469	ANSYS Inc(b)(c)	3,530,897
189,708	Atmel Corp	1,540,429
53,369	Broadridge Financial Solutions Inc	3,165,315
137,131	Cadence Design Systems Inc(c)	3,233,549
69,729	CDK Global Inc	3,245,885
18,776	CommVault Systems Inc(c)	810,560
62,091	Computer Sciences Corp	2,135,309
43,200	Convergys Corp(a)	1,199,664
45,726	Cree Inc(a)(c)	1,330,627
140,798	Cypress Semiconductor Corp(a)	1,219,311
29,450	Diebold Inc	851,399
14,104	DST Systems Inc	1,590,508
14,133	Fair Isaac Corp	1,499,370
50,204	Fairchild Semiconductor International Inc(c)	1,004,080
65,614	Fortinet Inc(c)	2,009,757
59,851	Integrated Device Technology Inc(c)	1,223,354
59,123	Intersil Corp Class A	790,474
16,430	IPG Photonics Corp(c)	1,578,594
20,449	j2 Global Inc(a)	1,259,249
35,422	Jack Henry & Associates Inc	2,995,639
28,487	Leidos Holdings Inc	1,433,466
27,533	Lexmark International Inc Class A	920,428
32,849	Manhattan Associates Inc(c)	1,868,123
28,993	MAXIMUS Inc	1,526,191
44,444	Mentor Graphics Corp	903,547
50,552	Microsemi Corp(c)	1,936,647
39,659	MSCI Inc Class A	2,937,939
55,031	NCR Corp(c)	1,647,078
44,300	NetScout Systems Inc(c)	1,017,571
50,815	PTC Inc(c)	1,685,025
51,044	Rackspace Hosting Inc(c)	1,102,040
18,701	Science Applications International Corp	997,511
17,491	Silicon Laboratories Inc(c)	786,395
16,250	Synaptics Inc(c)	1,295,775
12,874	SYNNEX Corp	1,192,004
68,043	Synopsys Inc(c)	3,296,003
91,142	Teradyne Inc	1,967,756
14,808	Tyler Technologies Inc(c)	1,904,457
12,966	Ultimate Software Group Inc(c)	2,508,921
49,194	VeriFone Systems Inc(c)	1,389,239
		73,023,491
Utilities — 5.92%
50,937	Alliant Energy Corp(b)	3,783,600
79,557	Aqua America Inc	2,531,504
45,823	Atmos Energy Corp	3,402,816
23,066	Black Hills Corp(a)	1,386,959
26,836	Cleco Corp	1,481,615
69,295	Great Plains Energy Inc	2,234,764
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
47,683	Hawaiian Electric Industries Inc	$ 1,544,929
22,330	IDACORP Inc	1,665,595
86,633	MDU Resources Group Inc	1,685,878
38,138	National Fuel Gas Co(a)	1,908,807
38,708	New Jersey Resources Corp	1,410,132
89,738	OGE Energy Corp	2,569,199
23,229	ONE Gas Inc	1,419,292
35,230	PNM Resources Inc	1,187,956
78,713	Questar Corp	1,952,082
29,665	Talen Energy Corp(c)	266,985
77,209	UGI Corp	3,110,751
37,236	Vectren Corp	1,882,652
63,605	Westar Energy Inc	3,155,444
22,107	WGL Holdings Inc	1,599,884
		40,180,844
TOTAL COMMON STOCK — 97.60% (Cost $596,307,001)		$ 661,818,363
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 2.21%
$15,000,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	14,999,813
U.S. Government Agency Bonds and Notes — 0.21%
1,450,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	1,450,000
U.S. Treasury Bonds and Notes — 0.13%
870,000	U.S. Treasury Bills(d) 0.29%, 06/23/2016	869,436
Repurchase Agreements — 7.44%
11,975,270	Undivided interest of 10.90% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $11,975,270 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	11,975,270
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,975,270	Undivided interest of 10.90% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $11,975,270 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)
		$ 11,975,270
11,975,271	Undivided interest of 15.51% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $11,975,271 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(e)	11,975,271
11,975,271	Undivided interest of 31.18% in a repurchase agreement (principal amount/value $38,421,142 with a maturity value of $38,421,462) with Barclays Capital Inc, 0.30%, dated 3/31/16 to be repurchased at $11,975,271 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 5/15/17 - 11/15/45, with a value of $39,189,569.(e)	11,975,271
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$2,520,708	Undivided interest of 5.27% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $2,520,708 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(e)
$ 2,520,708
50,421,790
SHORT TERM INVESTMENTS — 9.99% (Cost $67,741,039)	$ 67,741,039
TOTAL INVESTMENTS — 107.59% (Cost $664,048,040)	$ 729,559,402
OTHER ASSETS & LIABILITIES, NET — (7.59)%	$ (51,466,283)
TOTAL NET ASSETS — 100.00%	$ 678,093,119
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	Non-income producing security.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	118	USD	17,006,160	June 2016	$529,894
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 661,818,363	$ —	$ —	$ 661,818,363
Short Term Investments	—	67,741,039	—	67,741,039
Total investments, at fair value:	661,818,363	67,741,039	0	729,559,402
Other Financial Investments:
Futures Contracts(a)	529,894	—	—	529,894
Total Assets	$ 662,348,257	$ 67,741,039	$ 0	$ 730,089,296
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$664,984,572
Gross unrealized appreciation on investments	121,263,935
Gross unrealized depreciation on investments	(56,689,105)
Net unrealized appreciation on investments	$64,574,830

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 81 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.82%
33,980	A Schulman Inc	$ 924,936
35,068	Aceto Corp	826,202
205,941	AK Steel Holding Corp(a)(b)	850,536
29,612	American Vanguard Corp	467,277
37,953	Balchem Corp	2,353,845
59,592	Calgon Carbon Corp	835,480
59,449	Century Aluminum Co(a)(b)	419,115
215,955	Chemours Co	1,511,685
21,107	Clearwater Paper Corp(a)	1,023,901
12,560	Deltic Timber Corp(b)	755,484
11,676	Hawkins Inc	421,387
59,122	HB Fuller Co	2,509,729
22,182	Innophos Holdings Inc	685,646
29,224	Innospec Inc	1,267,153
65,728	Intrepid Potash Inc(a)	72,958
21,403	Kaiser Aluminum Corp	1,809,410
23,882	Koppers Holdings Inc(a)	536,628
35,968	Kraton Performance Polymers Inc(a)	622,246
22,934	Materion Corp	607,292
19,979	Neenah Paper Inc	1,271,863
51,183	PH Glatfelter Co	1,061,024
15,688	Quaker Chemical Corp	1,331,284
49,646	Rayonier Advanced Materials Inc	471,637
35,736	Schweitzer-Mauduit International Inc	1,124,969
22,273	Stepan Co	1,231,474
146,840	Stillwater Mining Co(a)(b)	1,563,846
72,961	US Silica Holdings Inc(b)	1,657,674
		28,214,681
Communications — 5.07%
103,265	8x8 Inc(a)	1,038,846
60,076	ADTRAN Inc	1,214,737
33,228	Anixter International Inc(a)	1,731,511
12,728	Atlantic Tele-Network Inc	965,164
17,338	Black Box Corp	233,543
47,430	Blucora Inc(a)	244,739
13,631	Blue Nile Inc	350,453
43,257	CalAmp Corp(a)	775,598
251,439	Cincinnati Bell Inc(a)	973,069
48,916	Cogent Communications Holdings Inc	1,909,191
18,633	Comtech Telecommunications Corp	435,453
59,519	Consolidated Communications Holdings Inc	1,533,209
48,216	DHI Group Inc(a)	389,103
6,759	ePlus Inc(a)	544,167
62,730	EW Scripps Co Class A(a)	977,961
21,243	FTD Cos Inc(a)	557,629
137,898	Gannett Co Inc	2,087,776
59,117	General Cable Corp	721,819
36,743	General Communication Inc Class A(a)	673,132
100,364	Harmonic Inc(a)(b)	328,190
57,764	Harte-Hanks Inc	146,143
Shares		Fair Value
Communications — (continued)
27,771	HealthStream Inc(a)	$ 613,461
96,529	Iridium Communications Inc(a)(b)	759,683
75,885	Ixia (a)	945,527
26,830	Liquidity Services Inc(a)	138,979
29,399	LogMeIn Inc(a)	1,483,473
27,337	Lumos Networks Corp(a)	351,007
38,602	NETGEAR Inc(a)	1,558,363
71,704	NIC Inc	1,292,823
43,096	Perficient Inc(a)	936,045
40,855	QuinStreet Inc(a)	139,724
107,307	Ruckus Wireless Inc(a)	1,052,682
31,388	Scholastic Corp	1,172,970
22,983	Sizmek Inc(a)	66,651
24,266	Spok Holdings Inc	424,898
17,879	Stamps.com Inc(a)	1,900,180
34,100	VASCO Data Security International Inc(a)	525,140
53,266	ViaSat Inc(a)(b)(c)	3,913,986
272,733	Viavi Solutions Inc(a)	1,870,948
27,062	XO Group Inc(a)	434,345
		37,412,318
Consumer, Cyclical — 14.59%
15,732	Allegiant Travel Co	2,801,240
16,137	American Woodmark Corp(a)	1,203,659
15,121	Arctic Cat Inc(b)	254,033
28,951	Asbury Automotive Group Inc(a)	1,732,428
44,290	Barnes & Noble Education Inc(a)	434,042
73,147	Barnes & Noble Inc	904,097
101,272	Belmond Ltd Class A(a)	961,071
21,984	Big 5 Sporting Goods Corp	244,242
1,219	Biglari Holdings Inc(a)	453,114
23,263	BJ's Restaurants Inc(a)	967,043
23,326	Bob Evans Farms Inc	1,089,091
95,653	Boyd Gaming Corp(a)	1,976,191
32,632	Buckle Inc(b)	1,105,246
51,374	Caleres Inc	1,453,370
112,167	Callaway Golf Co	1,022,963
28,742	Cash America International Inc	1,110,591
31,881	Cato Corp Class A	1,229,013
23,436	Children's Place Inc	1,956,203
27,490	Core-Mark Holding Co Inc	2,242,084
87,675	Crocs Inc(a)	843,434
45,150	Daktronics Inc	356,685
19,829	DineEquity Inc	1,852,623
35,609	Dorman Products Inc(a)(b)	1,937,842
21,385	DTS Inc(a)	465,765
44,443	Essendant Inc	1,419,065
29,706	Ethan Allen Interiors Inc	945,245
84,272	Express Inc(a)	1,804,264
61,463	Ezcorp Inc Class A(a)	182,545
52,004	Finish Line Inc Class A	1,097,284
33,633	First Cash Financial Services Inc	1,549,136
64,725	Five Below Inc(a)(b)	2,675,732
48,345	Francesca's Holdings Corp(a)	926,290
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
42,339	Fred's Inc Class A	$ 631,275
23,672	G&K Services Inc Class A	1,733,974
47,599	G-III Apparel Group Ltd(a)	2,327,115
25,881	Genesco Inc(a)	1,869,902
43,215	Gentherm Inc(a)	1,797,312
26,408	Group 1 Automotive Inc	1,549,886
23,784	Haverty Furniture Cos Inc	503,269
56,394	Hawaiian Holdings Inc(a)	2,661,233
27,268	Hibbett Sports Inc(a)(b)	978,921
59,115	Iconix Brand Group Inc(a)	475,876
18,826	Installed Building Products Inc(a)	500,960
77,472	Interface Inc	1,436,331
48,707	Interval Leisure Group Inc(b)	703,329
34,611	iRobot Corp(a)(b)	1,221,768
19,233	Kirkland's Inc	336,770
60,451	La-Z-Boy Inc	1,616,460
27,869	Lithia Motors Inc Class A	2,433,800
30,594	Lumber Liquidators Holdings Inc(a)(b)	401,393
29,987	M/I Homes Inc(a)	559,258
22,289	Marcus Corp	422,377
29,383	MarineMax Inc(a)	572,087
29,462	Marriott Vacations Worldwide Corp	1,988,685
43,280	Meritage Homes Corp(a)	1,577,989
53,076	Mobile Mini Inc	1,752,570
12,002	Monarch Casino & Resort Inc(a)	233,559
21,983	Motorcar Parts of America Inc(a)	834,914
19,381	Movado Group Inc	533,559
20,097	Outerwall Inc(b)	743,388
17,789	Oxford Industries Inc	1,195,954
33,288	Papa John's International Inc(b)	1,803,877
14,012	Perry Ellis International Inc(a)	257,961
23,485	PetMed Express Inc(b)	420,616
72,262	Pinnacle Entertainment Inc(a)	2,536,396
26,355	Popeyes Louisiana Kitchen Inc(a)	1,372,041
15,973	Red Robin Gourmet Burgers Inc(a)	1,029,779
44,658	Regis Corp(a)	678,355
73,500	Ruby Tuesday Inc(a)	395,430
41,841	Ruth's Hospitality Group Inc	770,293
30,611	ScanSource Inc(a)	1,236,072
60,629	Scientific Games Corp Class A(a)(b)	571,731
57,164	Select Comfort Corp(a)	1,108,410
61,040	SkyWest Inc	1,220,190
34,360	Sonic Automotive Inc Class A	634,973
58,271	Sonic Corp	2,048,808
36,938	Stage Stores Inc(b)	297,720
22,660	Standard Motor Products Inc	785,169
33,888	Stein Mart Inc	248,399
66,030	Steven Madden Ltd(a)	2,445,751
27,238	Superior Industries International Inc	601,415
57,060	Tailored Brands Inc	1,021,374
74,791	Texas Roadhouse Inc(c)	3,259,392
Shares		Fair Value
Consumer, Cyclical — (continued)
50,224	Titan International Inc(b)	$ 270,205
57,255	Tuesday Morning Corp(a)	468,346
18,385	Unifi Inc(a)	421,200
18,147	UniFirst Corp	1,980,201
17,715	Universal Electronics Inc(a)	1,098,153
23,664	Vera Bradley Inc(a)(b)	481,326
9,710	Veritiv Corp(a)	361,795
29,943	Vitamin Shoppe Inc(a)(b)	927,035
21,489	VOXX International Corp(a)	96,056
32,036	Winnebago Industries Inc(b)	719,208
118,536	Wolverine World Wide Inc	2,183,433
40,550	World Wrestling Entertainment Inc Class A(b)	716,113
23,895	Zumiez Inc(a)(b)	475,988
		107,732,756
Consumer, Non-Cyclical — 19.56%
26,016	Abaxis Inc	1,180,866
66,455	ABM Industries Inc	2,147,161
54,516	Acorda Therapeutics Inc(a)	1,441,948
14,149	Adeptus Health Inc Class A(a)(b)	785,835
95,281	Affymetrix Inc(a)(b)	1,334,887
41,232	Air Methods Corp(a)	1,493,423
32,774	Albany Molecular Research Inc(a)(b)	501,114
9,783	Almost Family Inc(a)(b)	364,319
40,159	AMAG Pharmaceuticals Inc(a)(b)	939,721
33,708	Amedisys Inc(a)(b)	1,629,445
19,114	American Public Education Inc(a)	394,322
56,862	AMN Healthcare Services Inc(a)	1,911,132
15,166	Analogic Corp	1,198,266
32,251	Andersons Inc	1,013,004
31,244	AngioDynamics Inc(a)	383,989
8,665	ANI Pharmaceuticals Inc(a)(b)	291,664
16,909	Anika Therapeutics Inc(a)	756,170
73,634	B&G Foods Inc(b)	2,563,200
58,120	Brink's Co	1,952,251
17,686	Calavo Growers Inc	1,009,163
37,403	Cal-Maine Foods Inc(b)	1,941,590
37,847	Cambrex Corp(a)	1,665,268
42,539	Cantel Medical Corp	3,035,583
12,598	Capella Education Co	663,159
53,730	Cardtronics Inc(a)	1,933,743
82,271	Career Education Corp(a)	373,510
14,848	CDI Corp	93,245
12,145	Central Garden & Pet Co(a)	198,449
37,771	Central Garden & Pet Co Class A(a)	615,290
20,154	Chemed Corp	2,729,859
30,760	CONMED Corp	1,290,074
11,517	CorVel Corp(a)	454,000
38,374	Cross Country Healthcare Inc(a)	446,290
28,646	CryoLife Inc	307,944
27,452	Cynosure Inc Class A(a)	1,211,182
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
194,879	Darling Ingredients Inc(a)	$ 2,566,556
72,876	Depomed Inc(a)(b)	1,015,163
41,989	Diplomat Pharmacy Inc(a)	1,150,499
37,493	Emergent BioSolutions Inc(a)	1,362,871
16,117	Enanta Pharmaceuticals Inc(a)(b)	473,356
55,154	Ensign Group Inc	1,248,687
46,050	ExamWorks Group Inc(a)	1,361,238
11,749	Forrester Research Inc	394,884
30,178	Greatbatch Inc(a)	1,075,544
53,076	Green Dot Corp Class A(a)	1,219,156
60,425	Haemonetics Corp(a)	2,113,666
85,588	Healthcare Services Group Inc(c)	3,150,494
41,333	HealthEquity Inc(a)	1,019,685
35,712	Healthways Inc(a)	360,334
43,822	Heartland Payment Systems Inc(c)	4,231,890
20,325	Heidrick & Struggles International Inc	481,702
33,525	Helen of Troy Ltd(a)(c)	3,476,207
99,396	HMS Holdings Corp(a)	1,426,333
17,261	ICU Medical Inc(a)	1,796,870
80,980	Impax Laboratories Inc(a)	2,592,980
16,468	Inogen Inc(a)	740,731
18,913	Insperity Inc	978,369
34,277	Integra LifeSciences Holdings Corp(a)	2,308,899
19,801	Inter Parfums Inc	611,851
38,718	Invacare Corp	509,916
17,552	J&J Snack Foods Corp	1,900,531
33,994	Kelly Services Inc Class A	649,965
100,051	Kindred Healthcare Inc	1,235,630
68,096	Korn/Ferry International	1,926,436
11,179	Landauer Inc	369,689
32,109	Lannett Co Inc(a)(b)	575,714
8,432	Lendingtree Inc(a)(b)	824,481
15,091	LHC Group Inc(a)	536,636
21,536	Ligand Pharmaceuticals Inc(a)(b)	2,306,290
44,438	Luminex Corp(a)	862,097
28,975	Magellan Health Inc(a)	1,968,272
53,655	Masimo Corp(a)	2,244,925
39,244	Matthews International Corp Class A	2,019,889
82,406	Medicines Co(a)(b)	2,618,039
10,927	Medifast Inc	329,886
51,473	Meridian Bioscience Inc	1,060,858
52,467	Merit Medical Systems Inc(a)	970,115
117,313	MiMedx Group Inc(a)(b)	1,025,316
74,168	Momenta Pharmaceuticals Inc(a)	685,312
38,198	Monro Muffler Brake Inc	2,730,011
105,207	Monster Worldwide Inc(a)	342,975
38,755	Natus Medical Inc(a)	1,489,355
58,342	Navigant Consulting Inc(a)	922,387
161,519	Nektar Therapeutics(a)(b)	2,220,886
44,500	Neogen Corp(a)	2,240,575
35,391	Nutrisystem Inc	738,610
58,948	NuVasive Inc(a)	2,867,820
56,902	On Assignment Inc(a)	2,100,822
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
35,951	PharMerica Corp(a)	$ 794,877
21,209	Phibro Animal Health Corp Class A(b)	573,491
62,541	Prestige Brands Holdings Inc(a)(c)	3,339,064
14,685	Providence Service Corp(a)	749,963
65,053	Rent-A-Center Inc	1,031,090
39,064	Repligen Corp(a)	1,047,696
44,451	Resources Connection Inc	691,658
29,627	Sagent Pharmaceuticals Inc(a)	360,561
23,604	Sanderson Farms Inc(b)	2,128,609
123,657	Select Medical Holdings Corp	1,460,389
7,412	Seneca Foods Corp Class A(a)	257,493
44,178	SpartanNash Co	1,339,035
72,602	Spectrum Pharmaceuticals Inc(a)(b)	461,749
12,779	Strayer Education Inc(a)	622,976
40,721	Supernus Pharmaceuticals Inc(a)	620,995
32,213	Surgical Care Affiliates Inc(a)	1,490,818
14,480	SurModics Inc(a)	266,577
49,492	TrueBlue Inc(a)	1,294,216
66,013	Tumi Holdings Inc(a)	1,770,469
27,053	Universal Corp(b)	1,536,881
22,653	Universal Technical Institute Inc(b)	97,634
15,033	US Physical Therapy Inc	747,591
20,917	Vascular Solutions Inc(a)	680,430
23,566	Viad Corp	687,185
15,930	WD-40 Co(b)	1,720,599
37,316	Zeltiq Aesthetics Inc(a)	1,013,503
		144,468,018
Energy — 2.45%
79,972	Archrock Inc	639,776
70,351	Atwood Oceanics Inc(b)	645,119
50,686	Basic Energy Services Inc(a)(b)	139,893
60,965	Bill Barrett Corp(a)(b)	379,202
43,324	Bonanza Creek Energy Inc(a)	68,885
41,333	Bristow Group Inc(b)	782,020
22,407	CARBO Ceramics Inc(b)	318,179
64,483	Carrizo Oil & Gas Inc(a)(b)	1,993,814
65,487	Cloud Peak Energy Inc(a)	127,700
21,462	Contango Oil & Gas Co(a)	253,037
22,255	Era Group Inc(a)	208,752
43,746	Exterran Corp(a)	676,313
65,435	Flotek Industries Inc(a)(b)	479,639
27,390	FutureFuel Corp	322,928
18,815	Geospace Technologies Corp(a)(b)	232,177
42,443	Green Plains Inc	677,390
15,971	Gulf Island Fabrication Inc	125,372
28,781	Gulfmark Offshore Inc Class A(a)(b)	177,579
120,496	Helix Energy Solutions Group Inc(a)	674,778
32,497	Matrix Service Co(a)	575,197
95,158	Newpark Resources Inc(a)	411,083
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
61,439	Northern Oil & Gas Inc(a)(b)	$ 245,142
53,825	PDC Energy Inc(a)(c)	3,199,896
75,241	Pioneer Energy Services Corp(a)	165,530
7,491	REX American Resources Corp(a)(b)	415,526
53,000	Rex Energy Corp(a)(b)	40,720
18,827	SEACOR Holdings Inc(a)(b)	1,025,130
63,048	Stone Energy Corp(a)	49,808
78,157	SunCoke Energy Inc	508,021
133,499	Synergy Resources Corp(a)(b)	1,037,287
46,398	Tesco Corp	399,487
92,292	TETRA Technologies Inc(a)	586,054
60,551	Unit Corp(a)	533,454
		18,114,888
Financial — 22.42%
83,579	Acadia Realty Trust REIT	2,936,130
23,022	Agree Realty Corp REIT	885,656
46,980	American Assets Trust Inc REIT	1,875,442
99,146	American Equity Investment Life Holding Co	1,665,653
33,281	Ameris Bancorp	984,452
22,842	AMERISAFE Inc	1,200,119
110,378	Astoria Financial Corp	1,748,388
53,231	Banc of California Inc	931,542
48,674	Bank Mutual Corp	368,462
24,336	Banner Corp	1,023,085
93,456	BBCN Bancorp Inc	1,419,597
67,453	BofI Holding Inc(a)(b)	1,439,447
98,959	Boston Private Financial Holdings Inc	1,133,081
81,397	Brookline Bancorp Inc	896,181
19,173	Calamos Asset Management Inc Class A	162,779
112,828	Capstead Mortgage Corp REIT(b)	1,115,869
38,869	Cardinal Financial Corp	790,984
66,191	CareTrust Inc REIT	840,626
87,848	Cedar Realty Trust Inc REIT	635,141
36,619	Central Pacific Financial Corp	797,196
71,456	Chesapeake Lodging Trust REIT	1,890,726
17,857	City Holding Co	853,207
69,614	Columbia Banking System Inc	2,082,851
52,145	Community Bank System Inc	1,992,460
35,933	CoreSite Realty Corp REIT	2,515,669
241,614	Cousins Properties Inc REIT	2,507,953
117,557	CVB Financial Corp(b)	2,051,370
238,343	DiamondRock Hospitality Co REIT(b)	2,412,031
36,924	Dime Community Bancshares Inc	650,601
38,197	EastGroup Properties Inc REIT	2,305,953
74,966	Education Realty Trust Inc REIT(c)	3,118,586
21,399	eHealth Inc(a)	200,937
38,509	Employers Holdings Inc	1,083,643
Shares		Fair Value
Financial — (continued)
28,155	Encore Capital Group Inc(a)(b)	$ 724,710
29,254	Enova International Inc(a)	184,593
47,158	Evercore Partners Inc Class A	2,440,426
62,501	Financial Engines Inc(b)	1,964,406
130,030	First BanCorp(a)	379,688
106,505	First Commonwealth Financial Corp(b)	943,634
72,433	First Financial Bancorp	1,316,832
78,399	First Financial Bankshares Inc(b)	2,319,042
94,741	First Midwest Bancorp Inc	1,707,233
20,477	First NBC Bank Holding Co(a)	421,621
41,316	Forestar Group Inc(a)	538,761
63,289	Four Corners Property Trust Inc REIT	1,136,038
105,048	Franklin Street Properties Corp REIT	1,114,559
87,479	GEO Group Inc REIT	3,032,897
31,650	Getty Realty Corp REIT	627,620
90,350	Glacier Bancorp Inc	2,296,697
84,752	Government Properties Income Trust REIT(b)	1,512,823
33,318	Greenhill & Co Inc	739,660
38,555	Hanmi Financial Corp	848,981
10,999	HCI Group Inc(b)	366,267
40,588	HFF Inc Class A	1,117,388
72,430	Home BancShares Inc	2,966,008
48,954	Horace Mann Educators Corp	1,551,352
31,327	Independent Bank Corp	1,439,789
13,030	Infinity Property & Casualty Corp	1,048,915
69,084	Interactive Brokers Group Inc Class A(b)	2,716,383
17,446	International FCStone Inc(a)	466,332
39,283	Investment Technology Group Inc	868,154
98,965	Kite Realty Group Trust REIT	2,742,320
50,752	LegacyTexas Financial Group Inc	997,277
251,483	Lexington Realty Trust REIT(b)	2,162,754
44,588	LTC Properties Inc REIT	2,017,161
80,952	MB Financial Inc	2,626,892
281,873	Medical Properties Trust Inc REIT(c)	3,658,712
166,775	National Penn Bancshares Inc(b)	1,774,486
13,408	Navigators Group Inc(a)	1,124,529
52,378	NBT Bancorp Inc	1,411,587
44,916	Northfield Bancorp Inc	738,419
119,371	Northwest Bancshares Inc(b)	1,612,702
57,163	OFG Bancorp	399,569
134,222	Old National Bancorp	1,636,166
46,690	Oritani Financial Corp	792,329
95,702	Parkway Properties Inc REIT	1,498,693
81,104	Pennsylvania REIT(b)	1,772,122
41,946	Pinnacle Financial Partners Inc	2,057,871
17,285	Piper Jaffray Cos(a)	856,645
55,514	PRA Group Inc(a)(b)	1,631,556
62,931	ProAssurance Corp(c)	3,184,309
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
70,565	Provident Financial Services Inc	$ 1,424,707
23,112	PS Business Parks Inc REIT	2,322,987
21,139	RE/MAX Holdings Inc Class A	725,068
118,264	Retail Opportunity Investments Corp REIT	2,379,472
44,962	RLI Corp	3,006,159
42,578	S&T Bancorp Inc	1,096,809
77,644	Sabra Health Care Inc REIT	1,559,868
16,568	Safety Insurance Group Inc	945,370
13,204	Saul Centers Inc REIT	700,076
68,365	Selective Insurance Group Inc	2,502,843
33,992	Simmons First National Corp Class A	1,532,019
26,971	Southside Bancshares Inc	703,134
142,580	Sterling Bancorp	2,271,299
25,804	Stewart Information Services Corp	936,169
102,512	Summit Hotel Properties Inc REIT	1,227,069
74,069	Talmer Bancorp Inc Class A	1,339,908
55,298	Texas Capital Bancshares Inc(a)	2,122,337
14,545	Tompkins Financial Corp	930,880
110,148	TrustCo Bank Corp NY	667,497
49,958	UMB Financial Corp	2,579,332
76,817	United Bankshares Inc(b)	2,819,184
72,630	United Community Banks Inc	1,341,476
25,299	United Fire Group Inc	1,108,602
21,954	United Insurance Holdings Corp	421,736
14,715	Universal Health Realty Income Trust REIT	827,719
36,562	Universal Insurance Holdings Inc	650,804
30,341	Urstadt Biddle Properties Inc REIT Class A	635,644
7,864	Virtus Investment Partners Inc	614,257
42,705	WageWorks Inc(a)	2,161,300
32,674	Walker & Dunlop Inc(a)	792,998
30,026	Westamerica Bancorporation(b)	1,462,566
82,086	Wilshire Bancorp Inc	845,486
57,476	Wintrust Financial Corp(b)	2,548,486
10,265	World Acceptance Corp(a)	389,249
		165,595,235
Industrial — 17.54%
47,002	AAON Inc	1,316,056
38,085	AAR Corp	886,238
69,953	Actuant Corp Class A	1,728,539
46,719	Advanced Energy Industries Inc(a)	1,625,354
42,325	Aegion Corp(a)	892,634
76,849	Aerojet Rocketdyne Holdings Inc(a)	1,258,787
24,255	Aerovironment Inc(a)	686,902
33,980	Albany International Corp Class A	1,277,308
Shares		Fair Value
Industrial — (continued)
8,621	American Science & Engineering Inc(b)	$ 238,715
35,018	Apogee Enterprises Inc	1,536,940
46,655	Applied Industrial Technologies Inc	2,024,827
29,017	ArcBest Corp	626,477
23,087	Astec Industries Inc	1,077,470
29,405	Atlas Air Worldwide Holdings Inc(a)	1,242,949
30,735	AZZ Inc	1,739,601
17,727	Badger Meter Inc(b)	1,179,023
59,449	Barnes Group Inc	2,082,498
9,315	Bel Fuse Inc Class B	135,999
59,473	Benchmark Electronics Inc(a)	1,370,853
47,709	Boise Cascade Co(a)	988,530
55,193	Brady Corp Class A	1,481,380
52,235	Briggs & Stratton Corp	1,249,461
34,347	Celadon Group Inc	359,957
35,275	Chart Industries Inc(a)	766,173
49,372	Checkpoint Systems Inc(a)	499,645
20,131	CIRCOR International Inc	933,877
28,714	Coherent Inc(a)	2,638,817
44,615	Comfort Systems USA Inc	1,417,419
37,093	CTS Corp	583,844
26,759	Cubic Corp	1,069,290
28,992	Drew Industries Inc	1,868,824
14,758	DXP Enterprises Inc(a)	259,150
39,044	Dycom Industries Inc(a)(b)	2,524,975
30,713	Echo Global Logistics Inc(a)	834,165
34,434	Electro Scientific Industries Inc(a)	246,203
71,891	EMCOR Group Inc(c)	3,493,903
24,392	Encore Wire Corp	949,581
51,517	EnerSys	2,870,527
26,134	EnPro Industries Inc	1,507,409
30,825	ESCO Technologies Inc	1,201,558
30,218	Exponent Inc	1,541,420
36,103	Fabrinet (a)	1,167,932
20,643	FARO Technologies Inc(a)	664,911
74,715	Federal Signal Corp	990,721
36,161	Forward Air Corp	1,638,816
46,441	Franklin Electric Co Inc	1,494,007
34,826	Gibraltar Industries Inc(a)	996,024
30,760	Greenbrier Cos Inc(b)	850,206
47,191	Griffon Corp	729,101
92,243	Harsco Corp	502,724
14,242	Haynes International Inc	519,833
86,983	Headwaters Inc(a)	1,725,743
69,276	Heartland Express Inc(b)	1,285,070
74,842	Hillenbrand Inc	2,241,518
36,747	Hornbeck Offshore Services Inc(a)(b)	364,898
41,867	Hub Group Inc Class A(a)	1,707,755
62,821	II-VI Inc(a)	1,363,844
45,061	Itron Inc(a)	1,879,945
34,755	John Bean Technologies Corp	1,960,530
31,884	Kaman Corp	1,361,128
100,568	KapStone Paper & Packaging Corp	1,392,867
71,997	Knight Transportation Inc	1,882,722
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,379	Lindsay Corp(b)	$ 958,070
26,489	Littelfuse Inc(c)	3,261,061
22,688	LSB Industries Inc(a)(b)	289,272
20,520	Lydall Inc(a)	667,310
28,551	Marten Transport Ltd	534,475
52,391	Matson Inc	2,104,546
43,374	Methode Electronics Inc	1,268,256
40,319	Moog Inc Class A(a)	1,841,772
67,937	Mueller Industries Inc	1,998,706
26,827	Myers Industries Inc	344,995
24,200	MYR Group Inc(a)	607,662
5,714	National Presto Industries Inc	478,490
45,449	Newport Corp(a)	1,045,327
9,931	Olympic Steel Inc	171,906
28,559	Orion Marine Group Inc(a)	147,936
21,933	OSI Systems Inc(a)	1,436,392
22,908	Park Electrochemical Corp	366,757
55,315	PGT Inc(a)	544,300
39,219	Plexus Corp(a)	1,549,935
10,161	Powell Industries Inc	302,899
28,013	Proto Labs Inc(a)	2,159,522
41,166	Quanex Building Products Corp	714,642
34,822	Roadrunner Transportation Systems Inc(a)	433,882
33,568	Rofin-Sinar Technologies Inc(a)	1,081,561
21,094	Rogers Corp(a)	1,262,898
28,972	Saia Inc(a)	815,562
93,018	Sanmina Corp(a)	2,174,761
48,128	Simpson Manufacturing Co Inc	1,837,046
50,333	SPX Corp	756,002
50,687	SPX Flow Inc(a)	1,271,230
15,074	Standex International Corp	1,172,908
22,554	Sturm Ruger & Co Inc(b)	1,542,242
65,470	TASER International Inc(a)(b)	1,285,176
20,640	Tennant Co	1,062,547
69,665	Tetra Tech Inc	2,077,410
52,606	Tidewater Inc	359,299
46,627	TimkenSteel Corp(b)	424,306
45,122	TopBuild Corp(a)	1,341,928
30,520	Tredegar Corp	479,774
36,770	Trex Company Inc(a)(b)	1,762,386
73,160	TTM Technologies Inc(a)	486,514
23,938	Universal Forest Products Inc	2,054,359
16,536	US Concrete Inc(a)	985,215
25,612	US Ecology Inc	1,131,026
19,415	Vicor Corp(a)	203,469
32,970	Watts Water Technologies Inc Class A	1,817,636
		129,546,941
Technology — 9.80%
17,487	Agilysys Inc(a)	178,542
55,675	Blackbaud Inc(c)	3,501,401
44,756	Bottomline Technologies (DE) Inc(a)	1,364,610
80,046	Brooks Automation Inc	832,478
27,819	Cabot Microelectronics Corp	1,138,075
Shares		Fair Value
Technology — (continued)
28,766	CACI International Inc Class A(a)	$ 3,069,332
24,048	CEVA Inc(a)	541,080
77,403	Ciber Inc(a)	163,320
74,447	Cirrus Logic Inc(a)	2,710,615
30,808	Cohu Inc	365,999
12,181	Computer Programs & Systems Inc(b)	634,874
48,360	Cray Inc(a)	2,026,768
38,434	CSG Systems International Inc	1,735,679
28,232	Digi International Inc(a)	266,228
45,920	Diodes Inc(a)	922,992
25,359	DSP Group Inc(a)	231,274
30,506	Ebix Inc(b)	1,244,340
55,789	Electronics For Imaging Inc(a)	2,364,896
19,279	Engility Holdings Inc(a)	361,674
37,248	Epiq Systems Inc	559,465
54,876	Exar Corp(a)	315,537
39,389	ExlService Holdings Inc(a)	2,040,350
43,615	Insight Enterprises Inc(a)	1,249,134
20,605	Interactive Intelligence Group Inc(a)	750,434
65,638	Kopin Corp(a)	108,959
84,252	Kulicke & Soffa Industries Inc(a)	953,733
58,213	LivePerson Inc(a)	340,546
56,295	Lumentum Holdings Inc(a)	1,518,276
28,289	ManTech International Corp Class A	904,965
66,907	Medidata Solutions Inc(a)	2,589,970
39,752	Mercury Systems Inc(a)	806,966
11,302	MicroStrategy Inc Class A(a)	2,031,195
63,242	MKS Instruments Inc	2,381,061
43,879	Monolithic Power Systems Inc	2,792,460
47,812	Monotype Imaging Holdings Inc	1,143,663
17,584	MTS Systems Corp	1,069,986
29,800	Nanometrics Inc(a)	472,032
41,742	Omnicell Inc(a)	1,163,350
34,178	Power Integrations Inc	1,697,280
60,639	Progress Software Corp(a)	1,462,613
96,957	QLogic Corp(a)	1,303,102
51,570	Quality Systems Inc	785,927
27,648	Qualys Inc(a)	699,771
128,741	Rambus Inc(a)	1,770,189
99,711	Rovi Corp(a)	2,045,073
35,734	Rudolph Technologies Inc(a)	488,126
76,186	Semtech Corp(a)	1,675,330
43,814	Super Micro Computer Inc(a)	1,493,181
45,759	Sykes Enterprises Inc(a)	1,381,007
47,601	Synchronoss Technologies Inc(a)	1,539,416
100,508	Take-Two Interactive Software Inc(a)(c)	3,786,136
42,945	Tangoe Inc(a)(b)	338,836
19,273	TeleTech Holdings Inc	535,019
55,329	Tessera Technologies Inc	1,715,199
31,049	Ultratech Inc(a)	678,110
46,567	Veeco Instruments Inc(a)(b)	907,125
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
32,410	Virtusa Corp(a)	$ 1,214,079
		72,361,778
Utilities — 4.34%
54,730	ALLETE Inc(c)	3,068,711
43,453	American States Water Co	1,710,310
74,110	Avista Corp	3,022,206
57,017	California Water Service Group(b)	1,523,494
48,087	El Paso Electric Co	2,206,232
51,465	Laclede Group Inc(c)	3,486,754
32,641	Northwest Natural Gas Co	1,757,718
57,098	NorthWestern Corp(c)	3,525,802
96,151	Piedmont Natural Gas Co Inc(c)	5,752,714
82,009	South Jersey Industries Inc	2,333,156
56,230	Southwest Gas Corp(c)	3,702,745
		32,089,842
TOTAL COMMON STOCK — 99.59% (Cost $642,225,306)		$ 735,536,457
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.41%
$ 3,040,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	3,040,000
U.S. Treasury Bonds and Notes — 0.11%
790,000	U.S. Treasury Bills(d) 0.31%, 06/23/2016	789,439
Repurchase Agreements — 10.10%
17,723,465	Undivided interest of 16.13% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $17,723,465 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	17,723,465
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$17,723,465	Undivided interest of 16.13% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $17,723,465 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)
		$ 17,723,465
17,723,466	Undivided interest of 22.95% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $17,723,466 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(e)	17,723,466
3,730,627	Undivided interest of 25.86% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $3,730,627 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(e)	3,730,627
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$17,723,465	Undivided interest of 37.08% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $17,723,465 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(e)
$ 17,723,465
74,624,488
SHORT TERM INVESTMENTS — 10.62% (Cost $78,453,927)	$ 78,453,927
TOTAL INVESTMENTS — 110.21% (Cost $720,679,233)	$ 813,990,384
OTHER ASSETS & LIABILITIES, NET — (10.21)%	$ (75,400,263)
TOTAL NET ASSETS — 100.00%	$ 738,590,121
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2016.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	42	USD	4,660,320	June 2016	$110,506
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 735,536,457	$ —	$ —	$ 735,536,457
Short Term Investments	—	78,453,927	—	78,453,927
Total investments, at fair value:	735,536,457	78,453,927	0	813,990,384
Other Financial Investments:
Futures Contracts(a)	110,506	—	—	110,506
Total Assets	$ 735,646,963	$ 78,453,927	$ 0	$ 814,100,890
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$725,302,957
Gross unrealized appreciation on investments	173,622,189
Gross unrealized depreciation on investments	(84,934,762)
Net unrealized appreciation on investments	$88,687,427

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 77 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 11.70%
$1,200,645	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3 Class A1 1.15%, 09/25/2034	$ 1,194,837
548,772	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 1.05%, 04/25/2034	539,539
500,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2011-3A Class A 3.41%, 11/20/2017	503,768
1,500,000	BMW Vehicle Lease Trust Series 2015-2 Class A 1.40%, 09/20/2018	1,501,817
8,022	Centex Home Equity Loan Trust(a) Series 2004-A Class AF6 4.27%, 01/25/2034	8,025
1,281,777	Commercial Mortgage Pass Through Certificates Series 2013-CR10 Class A1 1.28%, 08/10/2046	1,278,927
708,333	Cronos Containers Program Ltd(b) Series 2013-1A Class A 3.08%, 04/18/2028	670,141
1,500,000	Discover Card Execution Note Trust Series 2015-A2 Class A 1.90%, 10/17/2022	1,510,174
	Enterprise Fleet Financing LLC(b)
	Series 2013-2 Class A2
150,833	1.06%, 03/20/2019	150,760
	Series 2014-1 Class A3
1,450,000	1.38%, 09/20/2019	1,444,100
	Series 2014-2 Class A2
1,897,437	1.05%, 03/20/2020	1,889,564
708,333	Global SC Finance II S.r.l.(b) Series 2013-1A Class A 2.98%, 04/17/2028	671,326
402,407	GMACM Home Equity Loan Trust(a) Series 2007-HE2 Class A3 6.19%, 12/25/2037	393,815
	GS Mortgage Securities Corp Trust
	Series 2014-NEW Class A1
1,467,579	1.76%, 01/10/2031(b)	1,463,724
	Series 2013-GC14 Class A1
419,110	1.22%, 08/10/2046	417,916
1,100,000	Hertz Vehicle Financing LLC(b) Series 2013-1A Class A2 1.83%, 08/25/2019	1,088,459
230,942	JP Morgan Chase Commercial Mortgage Securities Trust(b) Series 2011-C4 Class A2 3.34%, 07/15/2046	230,943
Principal Amount		Fair Value
Non-Agency — (continued)
$ 750,000	Oscar US Funding Trust(b) Series 2014-1A Class A3 1.72%, 04/15/2019	$ 745,342
	Oscar US Funding Trust II(b)
	Series 2015-1A Class A3
1,000,000	1.86%, 10/15/2019	999,708
	Series 2015-1A Class A4
700,000	2.44%, 06/15/2022	671,154
108,921	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	117,071
1,000,000	Upland CLO Ltd(a)(b) Series 2016-1A Class A 3.02%, 04/20/2028	994,750
90,520	Wells Fargo Commercial Mortgage Trust(b) Series 2010-C1 Class A1 3.35%, 11/15/2043	93,428
	WFRBS Commercial Mortgage Trust
	Series 2011-C4 Class A2
97,068	3.45%, 06/15/2044(b)	97,177
	Series 2013-C16 Class A1
1,346,962	1.41%, 09/15/2046	1,346,043
		20,022,508
U.S. Government Agency — 0.02%
	Federal National Mortgage Association
	Series 2003-T4 Class 2A6
28,849	4.76%, 07/26/2033(c)	31,171
	Series 2004-T9 Class A1
287	0.69%, 04/25/2035(a)	287
		31,458
TOTAL ASSET-BACKED SECURITIES — 11.72% (Cost $20,057,472)		$ 20,053,966
CORPORATE BONDS AND NOTES
Basic Materials — 5.20%
2,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(b) 1.70%, 05/01/2018	1,985,748
2,000,000	Eastman Chemical Co 2.40%, 06/01/2017	2,016,598
	Freeport-McMoRan Copper & Gold Inc
1,000,000	2.15%, 03/01/2017	955,000
1,000,000	2.30%, 11/14/2017	922,500
1,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	1,004,110
1,000,000	Potash Corp of Saskatchewan Inc 3.25%, 12/01/2017	1,017,467
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Rio Tinto Finance USA PLC 1.63%, 08/21/2017	$ 993,570
		8,894,993
Communications — 5.98%
1,725,000	AT&T Inc 5.50%, 02/01/2018	1,848,123
1,635,000	NBCUniversal Enterprise Inc(b) 1.97%, 04/15/2019	1,660,184
500,000	Pearson Funding Two PLC(b) 4.00%, 05/17/2016	501,387
1,000,000	Time Warner Cable Inc 5.85%, 05/01/2017	1,042,434
	Verizon Communications Inc
1,000,000	3.65%, 09/14/2018	1,052,066
2,117,000	1.41%, 06/17/2019(a)	2,111,966
	Viacom Inc
1,000,000	2.50%, 12/15/2016	1,005,100
1,000,000	3.50%, 04/01/2017	1,012,322
		10,233,582
Consumer, Cyclical — 6.23%
994,911	Allison Transmission Inc(a) 2.93%, 08/23/2019	993,667
2,000,000	American Honda Finance Corp(b) 1.60%, 02/16/2018	2,012,080
1,000,000	Daimler Finance North America LLC(b) 1.38%, 08/01/2017	1,002,740
	Ford Motor Credit Co LLC
500,000	1.50%, 01/17/2017	499,373
2,000,000	1.72%, 12/06/2017	1,985,256
191,255	JetBlue Airways 2004-2 G-1 Pass Through Trust(a) 0.99%, 08/15/2016	190,299
1,000,000	Mattel Inc 1.70%, 03/15/2018	990,342
1,000,000	PACCAR Financial Corp 1.65%, 02/25/2019	1,003,776
	Volkswagen Group of America Finance LLC(b)
1,000,000	0.84%, 05/23/2016(a)	997,683
1,000,000	1.60%, 11/20/2017	989,502
		10,664,718
Consumer, Non-Cyclical — 8.83%
2,000,000	AmerisourceBergen Corp 1.15%, 05/15/2017	1,994,080
3,000,000	Anheuser-Busch InBev Finance Inc 1.90%, 02/01/2019	3,042,840
1,000,000	Becton Dickinson & Co 1.80%, 12/15/2017	1,004,204
515,000	Constellation Brands Inc 7.25%, 09/01/2016	525,300
1,000,000	HJ Heinz Co(b) 2.00%, 07/02/2018	1,009,253
2,000,000	JM Smucker Co 1.75%, 03/15/2018	2,008,004
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	$ 501,201
1,000,000	Pinnacle Foods Finance LLC(a) 3.62%, 01/13/2023	1,003,036
2,000,000	Sysco Corp 1.90%, 04/01/2019	2,012,248
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 04/01/2017	1,999,332
		15,099,498
Energy — 12.22%
1,000,000	Boardwalk Pipelines LP(d) 5.50%, 02/01/2017	999,955
1,000,000	BP Capital Markets PLC(a) 1.16%, 05/10/2019	960,135
	Cameron International Corp
1,557,000	1.15%, 12/15/2016	1,556,338
1,500,000	1.40%, 06/15/2017	1,481,963
2,000,000	Columbia Pipeline Group Inc(b) 2.45%, 06/01/2018	1,979,912
2,500,000	Enterprise Products Operating LLC(a) 8.38%, 08/01/2066	1,975,000
2,000,000	FMC Technologies Inc 2.00%, 10/01/2017	1,944,682
426,133	Kern River Funding Corp(b) 4.89%, 04/30/2018	442,339
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,022,003
1,000,000	Marathon Petroleum Corp 2.70%, 12/14/2018	998,826
1,000,000	National Oilwell Varco Inc(d) 1.35%, 12/01/2017	978,208
1,000,000	Phillips 66 2.95%, 05/01/2017	1,018,431
2,000,000	Plains All American Pipeline LP / PAA Finance Corp 6.13%, 01/15/2017	2,065,740
1,000,000	Schlumberger Norge AS(b) 1.25%, 08/01/2017	992,998
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	1,001,781
1,000,000	1.88%, 01/12/2018	998,589
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016	486,082
		20,902,982
Financial — 30.98%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	990,000
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,006,160
1,000,000	2.13%, 03/18/2019	1,009,288
	Bank of America Corp
1,000,000	6.50%, 08/01/2016	1,017,797
1,000,000	3.88%, 03/22/2017	1,023,140
1,000,000	1.70%, 08/25/2017	1,001,346
1,000,000	5.75%, 12/01/2017	1,062,621
1,000,000	1.75%, 06/05/2018	999,762
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	Bank of Montreal 1.40%, 04/10/2018	$ 1,997,676
2,000,000	Bank of Nova Scotia 1.70%, 06/11/2018	2,004,626
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd(b) 1.20%, 03/10/2017	1,996,676
1,000,000	Capital One NA 2.35%, 08/17/2018	1,005,148
	Citigroup Inc
1,000,000	1.35%, 03/10/2017	1,000,411
2,000,000	1.70%, 04/27/2018	1,992,796
1,000,000	2.15%, 07/30/2018	1,005,476
1,000,000	Credit Suisse 1.38%, 05/26/2017	997,162
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,008,154
2,000,000	Global Payments Inc 4.13%, 03/24/2023	2,010,000
	Goldman Sachs Group Inc
1,000,000	6.25%, 09/01/2017	1,064,359
1,000,000	5.95%, 01/18/2018	1,072,391
1,635,000	2.90%, 07/19/2018	1,673,179
2,000,000	HSBC USA Inc 2.00%, 08/07/2018	2,006,248
	JPMorgan Chase & Co
1,000,000	2.00%, 08/15/2017	1,009,856
2,000,000	1.70%, 03/01/2018	2,007,980
1,000,000	2.35%, 01/28/2019	1,018,788
250,000	Lehman Brothers Holdings Inc Escrow Account(e)(f) 0.00%, 10/15/2020	18,050
1,000,000	Macquarie Bank Ltd(b) 1.65%, 03/24/2017	1,002,270
	Morgan Stanley
1,000,000	6.63%, 04/01/2018	1,092,535
2,000,000	2.50%, 01/24/2019	2,034,930
1,000,000	New York Life Global Funding(b) 1.55%, 11/02/2018	1,002,270
2,000,000	PNC Financial Services Group Inc 1.85%, 07/20/2018	2,017,672
1,000,000	Pricoa Global Funding I(b) 1.90%, 09/21/2018	1,002,587
	Royal Bank of Canada
1,000,000	1.40%, 10/13/2017	1,001,346
1,000,000	2.20%, 07/27/2018	1,015,210
570,000	2.15%, 03/15/2019	577,840
1,000,000	Svenska Handelsbanken AB 2.25%, 06/17/2019	1,016,212
2,000,000	Toronto-Dominion Bank 2.63%, 09/10/2018	2,048,120
1,000,000	UBS AG 1.38%, 06/01/2017	998,717
2,000,000	US Bancorp 2.20%, 04/25/2019	2,037,446
2,000,000	Wachovia Corp 5.75%, 02/01/2018	2,153,198
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Wells Fargo & Co 1.50%, 01/16/2018	$ 1,005,872
		53,005,315
Industrial — 9.47%
1,000,000	ABB Treasury Center USA Inc(b) 2.50%, 06/15/2016	1,002,431
500,000	BAE Systems PLC(b) 3.50%, 10/11/2016	505,646
1,000,000	CRH America Inc 6.00%, 09/30/2016	1,018,495
487,765	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	519,469
854,886	Federal Express Corp 2012 Pass Through Trust(b) 2.63%, 01/15/2018	860,711
2,000,000	GATX Corp 3.50%, 07/15/2016	2,011,926
2,070,000	Martin Marietta Materials Inc(a) 1.73%, 06/30/2017	2,051,012
2,000,000	Northrop Grumman Corp 1.75%, 06/01/2018	2,005,998
2,000,000	Pentair Finance SA 2.90%, 09/15/2018	2,005,736
2,000,000	Siemens Financieringsmaatschappij NV(b) 1.45%, 05/25/2018	2,006,432
192,086	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	217,202
2,000,000	United Technologies Corp(c) 1.78%, 05/04/2018	2,004,660
		16,209,718
Technology — 1.17%
	Fidelity National Information Services Inc
1,000,000	1.45%, 06/05/2017	992,310
1,000,000	2.85%, 10/15/2018	1,016,299
		2,008,609
Utilities — 1.86%
500,000	Kentucky Power Co(b) 6.00%, 09/15/2017	527,289
9,000	PNPP II Funding Corp 8.83%, 05/30/2016	9,068
1,624,285	Southern California Edison Co 1.85%, 02/01/2022	1,604,041
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,032,259
		3,172,657
TOTAL CORPORATE BONDS AND NOTES — 81.94% (Cost $140,514,945)		$140,192,072
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.28%
$ 9,457	CHL Mortgage Pass Through Trust(a) Series 2003-15 Class 1A1 0.93%, 06/25/2018	$ 9,207
1,920,111	Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A 1.85%, 11/10/2048	1,921,614
2,000,000	Commercial Mortgage Trust Series 2014-CR17 Class A 3.01%, 05/10/2047	2,068,051
997,386	Hilton USA Trust(a)(b) Series 2013-HLF Class A 1.44%, 11/05/2030	994,196
617,758	Towd Point Mortgage Trust(b) Series 2015-2 Class A 2.75%, 11/25/2060	621,851
		5,614,919
U.S. Government Agency — 1.48%
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2011-K704 Class B
1,000,000	4.54%, 10/25/2030	1,035,271
	Series 2012-K501 Class B
1,500,000	3.36%, 11/25/2046	1,506,120
		2,541,391
TOTAL MORTGAGE-BACKED SECURITIES — 4.76% (Cost $8,132,669)		$ 8,156,310
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.59%
1,000,000	Federal Home Loan Mortgage Corp 0.10%, 04/04/2016	999,992
Repurchase Agreements — 0.46%
188,152	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $188,152 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(g)	188,152
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$188,151	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $188,151 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(g)
		$ 188,151
39,605	Undivided interest of 0.27% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $39,605 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(g)	39,605
188,151	Undivided interest of 0.68% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $188,151 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(g)	188,151
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$188,151	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $188,151 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(g)
$ 188,151
792,210
SHORT TERM INVESTMENTS — 1.05% (Cost $1,792,202)	$ 1,792,202
TOTAL INVESTMENTS — 99.47% (Cost $170,497,288)	$170,194,550
OTHER ASSETS & LIABILITIES, NET — 0.53%	$ 898,944
TOTAL NET ASSETS — 100.00%	$171,093,494
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $40,564,516 and $40,473,101, respectively, representing 23.66% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2016. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at March 31, 2016.
(e)	Security in default; some interest payments received during the last 12 months. At March 31, 2016, the aggregate cost and fair value of such securities was $0 and $18,050, respectively, representing 0.01% of net assets.
(f)	Security in bankruptcy at March 31, 2016.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$170,497,288
Gross unrealized appreciation on investments	661,998
Gross unrealized depreciation on investments	(964,736)
Net unrealized depreciation on investments	$(302,738)

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.64%
2,919	Air Products & Chemicals Inc	$ 420,482
932	Airgas Inc	132,008
1,702	Albemarle Corp	108,809
19,289	Alcoa Inc(a)	184,789
1,580	Allegheny Technologies Inc(a)	25,754
974	Ashland Inc	107,101
935	Cabot Corp	45,189
835	Carpenter Technology Corp(a)	28,582
3,471	CF Industries Holdings Inc	108,781
2,026	Commercial Metals Co	34,381
479	Compass Minerals International Inc(a)	33,942
950	Domtar Corp	38,475
16,870	Dow Chemical Co	858,008
2,277	Eastman Chemical Co	164,468
3,997	Ecolab Inc	445,745
13,149	EI du Pont de Nemours & Co	832,595
1,985	FMC Corp(a)	80,134
18,752	Freeport-McMoRan Copper & Gold Inc(a)	193,896
1,174	International Flavors & Fragrances Inc	133,566
6,185	International Paper Co	253,832
5,216	LyondellBasell Industries NV Class A	446,385
601	Minerals Technologies Inc	34,167
6,603	Monsanto Co	579,347
4,976	Mosaic Co(a)	134,352
136	NewMarket Corp	53,891
7,843	Newmont Mining Corp	208,467
4,873	Nucor Corp	230,493
2,299	Olin Corp(a)	39,934
1,230	PolyOne Corp	37,208
4,052	PPG Industries Inc	451,757
4,284	Praxair Inc	490,304
1,093	Reliance Steel & Aluminum Co	75,625
1,019	Royal Gold Inc	52,265
1,968	RPM International Inc	93,145
651	Sensient Technologies Corp	41,312
1,193	Sherwin-Williams Co	339,611
3,505	Steel Dynamics Inc	78,898
2,332	United States Steel Corp(a)	37,429
1,146	Valspar Corp	122,645
848	Worthington Industries Inc	30,223
		7,807,995
Communications — 12.23%
4,394	Alphabet Inc Class A(b)(c)	3,352,183
4,464	Alphabet Inc Class C(b)(c)	3,325,457
5,799	Amazon.com Inc(b)(c)	3,442,518
829	AMC Networks Inc Class A(b)	53,835
2,656	ARRIS International PLC(b)	60,876
92,409	AT&T Inc(c)	3,619,661
63	Cable One Inc	27,539
3,324	Cablevision Systems Corp Class A	109,692
6,396	CBS Corp Class B	352,356
8,071	CenturyLink Inc	257,949
Shares		Fair Value
Communications — (continued)
2,111	Ciena Corp(b)	$ 40,151
75,995	Cisco Systems Inc	2,163,578
36,552	Comcast Corp Class A	2,232,596
688	Comscore Inc(b)	20,668
2,358	Discovery Communications Inc Class A(a)(b)	67,510
4,009	Discovery Communications Inc Class C(b)	108,243
16,224	eBay Inc(b)	387,105
1,795	Expedia Inc	193,537
1,004	F5 Networks Inc(b)	106,273
34,458	Facebook Inc Class A(b)(c)	3,931,658
647	FactSet Research Systems Inc	98,040
17,104	Frontier Communications Corp(a)	95,611
430	InterDigital Inc	23,929
6,233	Interpublic Group of Cos Inc	143,047
708	John Wiley & Sons Inc Class A	34,614
5,211	Juniper Networks Inc	132,933
4,242	Level 3 Communications Inc(b)	224,190
626	Meredith Corp	29,735
2,456	Motorola Solutions Inc	185,919
6,416	Netflix Inc(b)	655,908
685	NeuStar Inc Class A(a)(b)	16,851
1,780	New York Times Co Class A	22,179
5,759	News Corp Class A	73,542
1,441	News Corp Class B	19,093
3,602	Omnicom Group Inc	299,794
539	Plantronics Inc	21,123
2,010	Polycom Inc(b)	22,411
746	Priceline Group Inc(b)	961,564
1,483	Scripps Networks Interactive Inc Class A	97,136
10,278	Symantec Corp	188,910
3,402	Tegna Inc	79,811
1,429	Telephone & Data Systems Inc	42,999
1,790	Time Inc	27,638
4,247	Time Warner Cable Inc	869,021
11,988	Time Warner Inc	869,729
1,707	TripAdvisor Inc(b)	113,515
16,898	Twenty-First Century Fox Inc Class A	471,116
6,402	Twenty-First Century Fox Inc Class B	180,536
1,492	VeriSign Inc(a)(b)	132,102
61,196	Verizon Communications Inc(c)	3,309,480
5,268	Viacom Inc Class B	217,463
22,576	Walt Disney Co	2,242,023
12,858	Yahoo! Inc(b)	473,303
		36,228,650
Consumer, Cyclical — 10.75%
1,192	Abercrombie & Fitch Co Class A	37,596
1,118	Advance Auto Parts Inc	179,260
1,889	Alaska Air Group Inc	154,936
9,104	American Airlines Group Inc	373,355
2,512	American Eagle Outfitters Inc(a)	41,875
2,363	Ascena Retail Group Inc(a)(b)	26,135
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,137	AutoNation Inc(a)(b)	$ 53,075
459	AutoZone Inc(b)	365,681
2,541	Bed Bath & Beyond Inc(b)	126,135
4,387	Best Buy Co Inc	142,314
739	Big Lots Inc	33,469
3,326	BorgWarner Inc	127,718
796	Brinker International Inc	36,576
1,308	Brunswick Corp	62,758
269	Buffalo Wild Wings Inc(b)	39,844
641	Cabela's Inc Class A(a)(b)	31,210
1,138	CalAtlantic Group Inc(a)	38,032
3,043	CarMax Inc(a)(b)	155,497
6,933	Carnival Corp	365,854
736	Carter's Inc	77,560
547	Casey's General Stores Inc	61,986
579	Cheesecake Factory Inc	30,739
1,769	Chico's FAS Inc	23,475
453	Chipotle Mexican Grill Inc(b)	213,349
1,429	Cinemark Holdings Inc	51,201
4,166	Coach Inc	167,015
1,570	Copart Inc(b)	64,009
6,556	Costco Wholesale Corp	1,033,094
355	Cracker Barrel Old Country Store Inc(a)	54,198
1,160	CST Brands Inc	44,416
16,581	CVS Health Corp	1,719,947
2,563	Dana Holding Corp	36,113
1,705	Darden Restaurants Inc	113,042
478	Deckers Outdoor Corp(b)	28,637
4,102	Delphi Automotive PLC	307,732
11,814	Delta Air Lines Inc	575,106
1,416	Dick's Sporting Goods Inc	66,198
4,383	Dollar General Corp	375,185
3,554	Dollar Tree Inc(b)	293,063
776	Domino's Pizza Inc	102,323
4,683	DR Horton Inc	141,567
1,133	DreamWorks Animation SKG Inc Class A(a)(b)	28,268
1,466	Dunkin' Brands Group Inc	69,151
4,271	Fastenal Co(a)	209,279
1,989	Foot Locker Inc	128,290
58,481	Ford Motor Co	789,493
627	Fossil Group Inc(a)(b)	27,851
1,496	GameStop Corp Class A(a)	47,468
3,552	Gap Inc(a)	104,429
21,255	General Motors Co	668,045
2,210	Genuine Parts Co	219,586
4,165	Goodyear Tire & Rubber Co	137,362
797	Guess? Inc(a)	14,960
5,932	Hanesbrands Inc	168,113
2,950	Harley-Davidson Inc	151,423
1,024	Harman International Industries Inc	91,177
1,677	Hasbro Inc	134,328
812	Herman Miller Inc	25,083
508	HNI Corp	19,898
18,976	Home Depot Inc(c)	2,531,968
424	HSN Inc	22,179
2,260	Ingram Micro Inc Class A	81,157
Shares		Fair Value
Consumer, Cyclical — (continued)
425	International Speedway Corp Class A	$ 15,687
554	Jack in the Box Inc	35,384
5,104	JC Penney Co Inc(a)(b)	56,450
4,594	JetBlue Airways Corp(b)	97,025
9,753	Johnson Controls Inc	380,074
2,068	Kate Spade & Co(b)	52,775
1,482	KB Home(a)	21,163
2,928	Kohl's Corp(a)	136,474
3,833	L Brands Inc	336,576
2,074	Leggett & Platt Inc	100,382
2,774	Lennar Corp Class A	134,151
4,493	LKQ Corp(b)	143,461
13,716	Lowe's Cos Inc	1,038,987
4,756	Macy's Inc	209,692
2,972	Marriott International Inc Class A	211,547
4,847	Mattel Inc(a)	162,956
13,568	McDonald's Corp	1,705,226
726	MDC Holdings Inc(a)	18,194
2,902	Michael Kors Holdings Ltd(b)	165,298
972	Mohawk Industries Inc(b)	185,555
745	MSC Industrial Direct Co Inc Class A	56,851
4,086	Newell Rubbermaid Inc(a)	180,969
20,215	NIKE Inc Class B	1,242,616
1,921	Nordstrom Inc(a)	109,900
53	NVR Inc(b)	91,817
6,641	Office Depot Inc(b)	47,151
1,484	O'Reilly Automotive Inc(b)	406,111
5,357	PACCAR Inc	292,974
383	Panera Bread Co Class A(b)	78,450
860	Polaris Industries Inc(a)	84,693
624	Pool Corp	54,750
4,943	PulteGroup Inc	92,484
1,170	PVH Corp	115,900
889	Ralph Lauren Corp	85,575
5,959	Ross Stores Inc	345,026
2,532	Royal Caribbean Cruises Ltd	208,004
626	Scotts Miracle-Gro Co Class A	45,554
1,135	Signet Jewelers Ltd	140,774
1,827	Skechers U.S.A. Inc Class A(b)	55,632
9,600	Southwest Airlines Co	430,080
9,424	Staples Inc	103,947
22,240	Starbucks Corp	1,327,728
2,486	Starwood Hotels & Resorts Worldwide Inc	207,407
9,068	Target Corp	746,115
855	Tempur Sealy International Inc(b)	51,975
721	Thor Industries Inc	45,978
1,591	Tiffany & Co	116,748
10,045	TJX Cos Inc	787,026
2,479	Toll Brothers Inc(b)	73,155
808	Toro Co	69,585
2,010	Tractor Supply Co	181,825
2,181	Tri Pointe Group Inc(b)	25,692
661	Tupperware Brands Corp	38,325
2,652	Under Armour Inc Class A(a)(b)	224,969
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,427	United Continental Holdings Inc(b)	$ 324,860
1,240	Urban Outfitters Inc(b)	41,032
5,139	VF Corp	332,802
906	Vista Outdoor Inc(b)	47,030
13,054	Walgreens Boots Alliance Inc	1,099,669
23,495	Wal-Mart Stores Inc	1,609,173
405	Watsco Inc	54,570
3,538	Wendy's Co	38,529
1,195	Whirlpool Corp	215,506
1,181	Williams-Sonoma Inc	64,648
970	World Fuel Services Corp	47,123
891	WW Grainger Inc(a)	207,986
1,799	Wyndham Worldwide Corp	137,498
1,183	Wynn Resorts Ltd(a)	110,528
6,175	Yum! Brands Inc	505,424
		31,850,004
Consumer, Non-Cyclical — 23.03%
725	Aaron's Inc	18,198
22,368	Abbott Laboratories	935,653
24,237	AbbVie Inc	1,384,417
586	Abiomed Inc(b)	55,559
2,578	ADT Corp	106,368
5,237	Aetna Inc	588,377
1,114	Akorn Inc(a)(b)	26,212
3,323	Alexion Pharmaceuticals Inc(b)	462,628
993	Align Technology Inc(b)	72,181
5,901	Allergan PLC(b)	1,581,645
29,354	Altria Group Inc	1,839,322
2,917	AmerisourceBergen Corp	252,466
11,294	Amgen Inc	1,693,309
861	Amsurg Corp(b)	64,231
3,922	Anthem Inc	545,119
8,798	Archer-Daniels-Midland Co	319,455
6,808	Automatic Data Processing Inc	610,746
1,274	Avery Dennison Corp	91,868
7,171	Avon Products Inc	34,493
10,231	Baxalta Inc	413,332
8,121	Baxter International Inc	333,611
3,168	Becton Dickinson & Co	480,966
3,292	Biogen Inc(b)	856,973
287	Bio-Rad Laboratories Inc Class A(b)	39,239
524	Bio-Techne Corp	49,528
133	Boston Beer Co Inc Class A(b)	24,614
20,255	Boston Scientific Corp(b)	380,997
24,981	Bristol-Myers Squibb Co	1,595,786
1,512	Brown-Forman Corp Class B	148,887
2,745	Campbell Soup Co	175,104
4,866	Cardinal Health Inc	398,769
1,456	Catalent Inc(b)	38,832
439	CEB Inc	28,416
11,771	Celgene Corp(b)	1,178,159
2,453	Centene Corp(b)	151,056
660	Charles River Laboratories International Inc(b)	50,120
1,970	Church & Dwight Co Inc	181,595
3,870	Cigna Corp	531,119
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,335	Cintas Corp	$ 119,896
1,958	Clorox Co	246,825
58,575	Coca-Cola Co(c)	2,717,294
3,001	Coca-Cola Enterprises Inc	152,271
13,447	Colgate-Palmolive Co	950,031
1,699	Community Health Systems Inc(b)	31,449
6,401	ConAgra Foods Inc	285,613
2,639	Constellation Brands Inc Class A	398,727
719	Cooper Cos Inc	110,704
1,125	CR Bard Inc	228,004
8,943	Danaher Corp	848,333
2,519	DaVita HealthCare Partners Inc(b)	184,844
1,579	Dean Foods Co(a)	27,348
775	Deluxe Corp	48,430
3,595	Dentsply Sirona Inc	221,560
872	DeVry Education Group Inc(a)	15,059
2,862	Dr Pepper Snapple Group Inc	255,920
926	Edgewell Personal Care Co	74,571
3,160	Edwards Lifesciences Corp(b)	278,744
14,623	Eli Lilly & Co	1,053,002
3,007	Endo International PLC(b)	84,647
1,805	Equifax Inc	206,293
3,330	Estee Lauder Cos Inc Class A	314,052
10,145	Express Scripts Holding Co(b)	696,860
2,512	Flowers Foods Inc	46,372
575	FTI Consulting Inc(b)	20,418
1,240	Gartner Inc Class A(b)	110,794
8,826	General Mills Inc	559,127
20,445	Gilead Sciences Inc	1,878,078
1,884	Global Payments Inc	123,025
63	Graham Holdings Co Class B	30,240
3,648	H&R Block Inc	96,380
1,456	Hain Celestial Group Inc(b)	59,565
710	Halyard Health Inc(b)	20,398
4,705	HCA Holdings Inc(b)	367,225
1,241	Henry Schein Inc(b)	214,234
2,178	Hershey Co	200,572
844	Hill-Rom Holdings Inc	42,453
3,785	Hologic Inc(b)	130,583
4,016	Hormel Foods Corp	173,652
2,231	Humana Inc	408,161
1,356	IDEXX Laboratories Inc(a)(b)	106,202
2,168	Illumina Inc(b)	351,454
1,051	Ingredion Inc	112,236
549	Intuitive Surgical Inc(b)	329,976
3,164	Jarden Corp(b)	186,518
1,764	JM Smucker Co	229,038
41,392	Johnson & Johnson(c)	4,478,614
3,747	Kellogg Co	286,833
5,446	Kimberly-Clark Corp	732,541
8,922	Kraft Foods Group Inc	700,912
14,618	Kroger Co	559,139
1,497	Laboratory Corp of America Holdings(b)	175,344
269	Lancaster Colony Corp	29,743
616	LifePoint Health Inc(b)	42,658
594	LivaNova PLC(a)(b)	32,064
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,203	Live Nation Entertainment Inc(b)	$ 49,149
1,776	Mallinckrodt PLC(b)	108,833
1,149	ManpowerGroup Inc	93,552
1,736	McCormick & Co Inc	172,697
4,070	McGraw Hill Financial Inc	402,849
3,455	McKesson Corp	543,299
2,907	Mead Johnson Nutrition Co Class A	247,008
1,349	MEDNAX Inc(b)	87,172
21,056	Medtronic PLC	1,579,200
41,814	Merck & Co Inc	2,212,379
597	Molina Healthcare Inc(a)(b)	38,501
2,657	Molson Coors Brewing Co Class B	255,550
23,817	Mondelez International Inc Class A	955,538
2,247	Monster Beverage Corp(b)	299,705
2,611	Moody's Corp	252,118
6,112	Mylan NV(a)(b)	283,291
5,517	Nielsen Holdings NV	290,525
814	Owens & Minor Inc	32,902
819	PAREXEL International Corp(b)	51,376
1,138	Patterson Cos Inc	52,951
16,691	PayPal Holdings Inc(b)	644,273
21,806	PepsiCo Inc	2,234,679
2,172	Perrigo Co PLC	277,864
91,028	Pfizer Inc(c)	2,698,070
23,190	Philip Morris International Inc(c)	2,275,171
996	Post Holdings Inc(b)	68,495
39,942	Procter & Gamble Co(c)	3,287,626
2,352	Quanta Services Inc(b)	53,061
2,157	Quest Diagnostics Inc	154,118
1,172	Regeneron Pharmaceuticals Inc(b)	422,436
2,100	ResMed Inc(a)	121,422
12,442	Reynolds American Inc	625,957
1,908	Robert Half International Inc	88,875
1,426	Rollins Inc	38,673
3,198	RR Donnelley & Sons Co(a)	52,447
2,045	SEI Investments Co	88,037
2,762	Service Corp International	68,166
1,181	Snyder's-Lance Inc	37,178
967	Sotheby's	25,848
2,158	Sprouts Farmers Market Inc(b)	62,668
4,292	St Jude Medical Inc	236,060
1,203	STERIS Corp	85,473
4,672	Stryker Corp	501,259
2,992	SUPERVALU Inc(b)	17,234
7,910	Sysco Corp	369,634
621	Teleflex Inc(a)	97,503
1,597	Tenet Healthcare Corp(b)	46,201
5,986	Thermo Fisher Scientific Inc	847,558
154	Tootsie Roll Industries Inc(a)	5,362
2,529	Total System Services Inc	120,330
866	TreeHouse Foods Inc(b)	75,126
4,424	Tyson Foods Inc Class A	294,904
795	United Natural Foods Inc(b)	32,039
1,431	United Rentals Inc(b)	88,994
665	United Therapeutics Corp(b)	74,101
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,272	UnitedHealth Group Inc	$ 1,839,661
1,395	Universal Health Services Inc Class B	173,984
1,395	Varian Medical Systems Inc(b)	111,628
1,143	VCA Inc(b)	65,940
2,285	Verisk Analytics Inc Class A(b)	182,617
3,700	Vertex Pharmaceuticals Inc(b)	294,113
710	WellCare Health Plans Inc(b)	65,853
1,067	West Pharmaceutical Services Inc	73,964
7,265	Western Union Co(a)	140,142
547	WEX Inc(b)	45,598
2,652	WhiteWave Foods Co Class A(b)	107,777
4,975	Whole Foods Market Inc	154,772
2,595	Zimmer Biomet Holdings Inc	276,705
6,905	Zoetis Inc	306,099
		68,188,666
Diversified — 0.03%
4,934	Leucadia National Corp	79,783
Energy — 6.42%
7,690	Anadarko Petroleum Corp	358,123
5,569	Apache Corp	271,823
6,482	Baker Hughes Inc	284,106
6,838	Cabot Oil & Gas Corp	155,291
2,786	Cameron International Corp(b)	186,801
8,049	Chesapeake Energy Corp(a)	33,162
28,289	Chevron Corp(c)	2,698,771
1,389	Cimarex Energy Co	135,108
5,985	Columbia Pipeline Group Inc	150,223
1,930	Concho Resources Inc(b)	195,007
18,522	ConocoPhillips	745,881
3,501	CONSOL Energy Inc(a)	39,526
5,236	Denbury Resources Inc(a)	11,624
7,562	Devon Energy Corp	207,501
1,038	Diamond Offshore Drilling Inc(a)	22,556
592	Dril-Quip Inc(b)	35,851
1,442	Energen Corp	52,763
3,700	Ensco PLC Class A	38,369
8,220	EOG Resources Inc	596,608
2,256	EQT Corp	151,738
62,393	Exxon Mobil Corp(c)	5,215,431
1,078	First Solar Inc(b)	73,811
3,323	FMC Technologies Inc(b)	90,917
1,752	Gulfport Energy Corp(b)	49,652
12,657	Halliburton Co	452,108
1,525	Helmerich & Payne Inc	89,548
3,957	Hess Corp	208,336
2,775	HollyFrontier Corp	98,013
27,083	Kinder Morgan Inc	483,702
12,539	Marathon Oil Corp	139,684
8,028	Marathon Petroleum Corp	298,481
2,411	Murphy Oil Corp(a)	60,733
624	Murphy USA Inc(b)	38,345
4,296	Nabors Industries Ltd	39,523
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
5,420	National Oilwell Varco Inc(a)	$ 168,562
2,949	Newfield Exploration Co(b)	98,054
3,890	Noble Corp PLC(a)	40,261
6,260	Noble Energy Inc	196,627
1,714	NOW Inc(a)(b)	30,372
11,455	Occidental Petroleum Corp	783,866
1,379	Oceaneering International Inc	45,838
818	Oil States International Inc(b)	25,783
3,095	ONEOK Inc(a)	92,417
2,327	Patterson-UTI Energy Inc	41,002
7,129	Phillips 66	617,300
2,398	Pioneer Natural Resources Co	337,494
2,661	QEP Resources Inc	37,547
2,387	Range Resources Corp	77,291
1,950	Rowan Cos PLC Class A	31,395
18,889	Schlumberger Ltd	1,393,064
1,023	SM Energy Co(a)	19,171
5,455	Southwestern Energy Co(a)(b)	44,022
9,826	Spectra Energy Corp	300,676
4,323	SunEdison Inc(a)(b)	2,335
2,407	Superior Energy Services Inc	32,230
1,760	Tesoro Corp	151,378
5,033	Transocean Ltd(a)	46,002
7,236	Valero Energy Corp	464,117
1,142	Western Refining Inc	33,221
9,883	Williams Cos Inc	158,820
3,040	WPX Energy Inc(b)	21,250
		18,999,211
Financial — 17.11%
788	Affiliated Managers Group Inc(b)	127,971
6,421	Aflac Inc	405,422
588	Alexander & Baldwin Inc	21,568
1,098	Alexandria Real Estate Equities Inc REIT	99,797
232	Alleghany Corp(b)	115,118
931	Alliance Data Systems Corp(b)	204,820
5,779	Allstate Corp	389,331
1,937	American Campus Communities Inc REIT	91,213
12,337	American Express Co	757,492
1,089	American Financial Group Inc	76,633
17,187	American International Group Inc	928,957
6,359	American Tower Corp REIT	650,971
2,567	Ameriprise Financial Inc	241,324
4,123	Aon PLC	430,647
2,199	Apartment Investment & Management Co REIT Class A	91,962
2,753	Arthur J Gallagher & Co	122,453
950	Aspen Insurance Holdings Ltd	45,315
2,340	Associated Banc-Corp	41,980
982	Assurant Inc	75,761
2,027	AvalonBay Communities Inc REIT	385,535
1,029	BancorpSouth Inc	21,928
155,852	Bank of America Corp	2,107,119
614	Bank of Hawaii Corp	41,924
Shares		Fair Value
Financial — (continued)
16,408	Bank of New York Mellon Corp	$ 604,307
1,302	Bank of the Ozarks Inc	54,645
11,541	BB&T Corp	383,969
28,146	Berkshire Hathaway Inc Class B(b)(c)	3,993,355
1,895	BlackRock Inc Class A	645,380
2,326	Boston Properties Inc REIT	295,588
1,676	Brown & Brown Inc	60,001
1,325	Camden Property Trust REIT	111,419
7,992	Capital One Financial Corp	553,926
1,210	Care Capital Properties Inc	32,476
1,089	Cathay General Bancorp	30,851
1,199	CBOE Holdings Inc	78,331
4,305	CBRE Group Inc Class A(b)	124,070
18,008	Charles Schwab Corp	504,584
6,912	Chubb Ltd	823,565
2,267	Cincinnati Financial Corp	148,171
44,328	Citigroup Inc	1,850,694
7,718	Citizens Financial Group Inc	161,692
5,000	CME Group Inc	480,250
2,857	CNO Financial Group Inc	51,197
2,588	Comerica Inc	98,008
1,294	Commerce Bancshares Inc	58,165
1,927	Communications Sales & Leasing Inc REIT(b)	42,876
1,207	CoreLogic Inc(b)	41,883
1,425	Corporate Office Properties Trust REIT	37,392
1,775	Corrections Corp of America REIT	56,889
4,936	Crown Castle International Corp REIT	426,964
851	Cullen/Frost Bankers Inc(a)	46,899
6,282	Discover Financial Services	319,879
1,943	Douglas Emmett Inc REIT	58,504
5,025	Duke Realty Corp REIT	113,264
4,552	E*TRADE Financial Corp(b)	111,479
2,146	East West Bancorp Inc	69,702
1,857	Eaton Vance Corp	62,247
898	Endurance Specialty Holdings Ltd	58,675
876	EPR Properties REIT	58,359
1,037	Equinix Inc REIT	342,946
1,487	Equity One Inc REIT	42,617
5,478	Equity Residential REIT	411,014
1,004	Essex Property Trust Inc REIT	234,795
624	Everest Re Group Ltd	123,196
1,805	Extra Space Storage Inc REIT	168,695
1,002	Federal Realty Investment Trust REIT	156,362
1,577	Federated Investors Inc Class B	45,496
11,595	Fifth Third Bancorp	193,521
1,654	First American Financial Corp	63,034
3,133	First Horizon National Corp	41,042
1,664	First Industrial Realty Trust Inc REIT	37,839
5,644	First Niagara Financial Group Inc	54,634
2,513	FirstMerit Corp	52,899
3,124	FNB Corp	40,643
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
5,546	Franklin Resources Inc	$ 216,571
2,267	Fulton Financial Corp	30,332
8,793	General Growth Properties Inc REIT	261,416
7,656	Genworth Financial Inc Class A(b)	20,901
5,946	Goldman Sachs Group Inc	933,403
1,245	Hancock Holding Co	28,585
646	Hanover Insurance Group Inc	58,282
6,117	Hartford Financial Services Group Inc	281,871
7,052	HCP Inc REIT	229,754
1,504	Healthcare Realty Trust Inc REIT	46,459
1,516	Highwoods Properties Inc REIT	72,480
2,431	Hospitality Properties Trust REIT	64,567
10,788	Host Hotels & Resorts Inc REIT	180,160
11,379	Huntington Bancshares Inc	108,556
1,784	Intercontinental Exchange Inc	419,490
996	International Bancshares Corp	24,561
6,142	Invesco Ltd	188,989
2,851	Iron Mountain Inc REIT	96,677
2,045	Janus Capital Group Inc	29,918
643	Jones Lang LaSalle Inc	75,437
55,078	JPMorgan Chase & Co(c)	3,261,719
766	Kemper Corp	22,651
12,035	KeyCorp	132,866
1,449	Kilroy Realty Corp REIT	89,650
6,211	Kimco Realty Corp REIT	178,753
1,164	Lamar Advertising Co REIT Class A	71,586
1,657	LaSalle Hotel Properties REIT	41,939
1,471	Legg Mason Inc	51,014
2,249	Liberty Property Trust REIT	75,252
3,601	Lincoln National Corp	141,159
4,305	Loews Corp	164,709
2,424	M&T Bank Corp	269,064
2,006	Macerich Co REIT	158,955
1,461	Mack-Cali Realty Corp REIT	34,334
544	MarketAxess Holdings Inc	67,908
7,823	Marsh & McLennan Cos Inc	475,560
14,833	MasterCard Inc Class A	1,401,719
627	Mercury General Corp(a)	34,799
16,675	MetLife Inc	732,700
1,171	Mid-America Apartment Communities Inc REIT	119,688
22,675	Morgan Stanley	567,102
1,734	NASDAQ OMX Group Inc	115,103
2,132	National Retail Properties Inc REIT(a)	98,498
5,685	Navient Corp	68,049
7,363	New York Community Bancorp Inc	117,072
3,307	Northern Trust Corp	215,517
3,636	Old Republic International Corp	66,466
2,385	Omega Healthcare Investors Inc REIT	84,191
1,562	PacWest Bancorp	58,028
Shares		Fair Value
Financial — (continued)
4,281	People's United Financial Inc(a)	$ 68,196
7,620	PNC Financial Services Group Inc	644,423
796	Post Properties Inc REIT	47,553
704	Potlatch Corp REIT	22,176
701	Primerica Inc(a)	31,216
4,002	Principal Financial Group Inc	157,879
1,181	PrivateBancorp Inc	45,587
8,636	Progressive Corp	303,469
7,928	Prologis Inc REIT	350,259
974	Prosperity Bancshares Inc(a)	45,184
6,748	Prudential Financial Inc	487,341
2,210	Public Storage REIT	609,584
1,807	Raymond James Financial Inc	86,031
2,019	Rayonier Inc REIT	49,829
3,795	Realty Income Corp REIT	237,225
1,409	Regency Centers Corp REIT	105,464
19,012	Regions Financial Corp	149,244
1,021	Reinsurance Group of America Inc	98,271
642	RenaissanceRe Holdings Ltd	76,931
3,812	Senior Housing Properties Trust REIT	68,197
732	Signature Bank(b)	99,640
4,639	Simon Property Group Inc REIT	963,474
1,528	SL Green Realty Corp REIT	148,033
5,836	SLM Corp(b)	37,117
532	Sovran Self Storage Inc REIT	62,749
6,099	State Street Corp	356,913
999	Stifel Financial Corp(b)	29,570
7,715	SunTrust Banks Inc	278,357
781	SVB Financial Group(b)	79,701
12,552	Synchrony Financial(b)	359,740
1,929	Synovus Financial Corp	55,767
3,710	T Rowe Price Group Inc	272,537
1,486	Tanger Factory Outlet Centers Inc REIT	54,076
942	Taubman Centers Inc REIT	67,099
2,477	TCF Financial Corp	30,368
1,791	Torchmark Corp	97,001
4,503	Travelers Cos Inc Class A	525,545
915	Trustmark Corp	21,072
3,824	UDR Inc REIT	147,339
3,552	Umpqua Holdings Corp	56,335
3,557	Unum Group	109,982
1,331	Urban Edge Properties REIT	34,393
24,643	US Bancorp	1,000,259
2,864	Valley National Bancorp	27,323
5,043	Ventas Inc REIT	317,507
28,867	Visa Inc Class A	2,207,748
2,690	Vornado Realty Trust REIT	254,017
1,054	Waddell & Reed Financial Inc Class A	24,811
1,323	Washington Federal Inc	29,966
1,487	Webster Financial Corp	53,383
1,582	Weingarten Realty Investors REIT	59,357
69,542	Wells Fargo & Co(c)	3,363,051
5,331	Welltower Inc REIT	369,652
11,920	Weyerhaeuser Co REIT	369,282
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
2,086	Willis Towers Watson PLC	$ 247,525
1,618	WisdomTree Investments Inc(a)	18,494
2,520	WP Glimcher Inc REIT	23,915
1,513	WR Berkley Corp	85,031
4,551	XL Group PLC	167,477
2,955	Zions Bancorporation	71,541
		50,679,296
Industrial — 9.93%
9,104	3M Co	1,517,000
673	Acuity Brands Inc	146,808
2,329	AECOM (b)	71,710
1,124	AGCO Corp(a)	55,863
4,860	Agilent Technologies Inc	193,671
1,356	Allegion PLC	86,391
3,465	AMETEK Inc	173,181
4,681	Amphenol Corp Class A	270,655
1,131	AO Smith Corp	86,307
988	AptarGroup Inc	77,469
1,470	Arrow Electronics Inc(b)	94,683
1,871	Avnet Inc	82,885
1,560	B/E Aerospace Inc	71,947
2,013	Ball Corp	143,507
694	Belden Inc	42,598
1,391	Bemis Co Inc	72,026
9,436	Boeing Co	1,197,806
981	Carlisle Cos Inc	97,610
8,744	Caterpillar Inc	669,266
2,167	CH Robinson Worldwide Inc	160,856
696	CLARCOR Inc	40,222
770	Clean Harbors Inc(b)	37,992
1,133	Cognex Corp	44,130
16,829	Corning Inc	351,558
761	Crane Co	40,987
14,684	CSX Corp	378,113
2,466	Cummins Inc	271,112
669	Curtiss-Wright Corp	50,623
4,520	Deere & Co(a)	347,995
1,941	Donaldson Co Inc(a)	61,937
2,355	Dover Corp	151,497
750	Eagle Materials Inc	52,583
6,802	Eaton Corp PLC	425,533
9,840	Emerson Electric Co	535,099
926	Energizer Holdings Inc	37,512
449	Esterline Technologies Corp(b)	28,767
2,865	Expeditors International of Washington Inc	139,841
3,860	FedEx Corp	628,099
563	FEI Co	50,113
2,174	FLIR Systems Inc	71,633
2,028	Flowserve Corp	90,063
2,100	Fluor Corp	112,770
2,474	Fortune Brands Home & Security Inc	138,643
1,725	Garmin Ltd(a)	68,931
671	GATX Corp(a)	31,873
4,398	General Dynamics Corp	577,765
140,300	General Electric Co(c)	4,460,137
Shares		Fair Value
Industrial — (continued)
812	Genesee & Wyoming Inc Class A(b)	$ 50,912
4,144	Gentex Corp	65,019
909	Graco Inc	76,320
518	Granite Construction Inc	24,760
480	Greif Inc Class A	15,720
1,901	Harris Corp	148,012
11,547	Honeywell International Inc	1,293,841
858	Hubbell Inc	90,888
735	Huntington Ingalls Industries Inc Class A	100,651
1,071	IDEX Corp	88,764
4,918	Illinois Tool Works Inc	503,800
3,850	Ingersoll-Rand PLC Class A(b)	238,738
1,203	ITT Corp	44,379
2,701	Jabil Circuit Inc	52,048
1,701	Jacobs Engineering Group Inc(b)	74,079
1,349	JB Hunt Transport Services Inc	113,640
1,550	Joy Global Inc(a)	24,909
1,644	Kansas City Southern	140,480
2,215	KBR Inc	34,288
1,354	Kennametal Inc	30,451
2,574	Keysight Technologies Inc(b)	71,403
883	Kirby Corp(b)	53,236
780	KLX Inc(b)	25,069
1,450	Knowles Corp(a)(b)	19,111
1,140	L-3 Communications Holdings Inc	135,090
627	Landstar System Inc	40,510
599	Lennox International Inc	80,979
1,020	Lincoln Electric Holdings Inc	59,741
3,963	Lockheed Martin Corp	877,804
1,824	Louisiana-Pacific Corp(b)	31,227
984	Martin Marietta Materials Inc	156,958
4,881	Masco Corp	153,507
413	Mettler-Toledo International Inc(b)	142,386
407	MSA Safety Inc	19,678
1,550	National Instruments Corp	46,671
863	Nordson Corp	65,623
4,514	Norfolk Southern Corp	375,790
2,740	Northrop Grumman Corp	542,246
1,055	Old Dominion Freight Line Inc(a)(b)	73,449
862	Orbital ATK Inc	74,942
1,060	Oshkosh Corp	43,322
2,552	Owens-Illinois Inc(b)	40,730
1,470	Packaging Corp of America	88,788
2,070	Parker-Hannifin Corp	229,936
2,560	Pentair PLC	138,906
1,741	PerkinElmer Inc	86,110
4,522	Raytheon Co	554,533
667	Regal Beloit Corp	42,081
3,595	Republic Services Inc	171,302
1,932	Rockwell Automation Inc	219,765
1,970	Rockwell Collins Inc	181,654
1,528	Roper Technologies Inc	279,273
756	Ryder System Inc	48,974
2,927	Sealed Air Corp	140,525
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
652	Silgan Holdings Inc	$ 34,667
832	Snap-on Inc	130,616
1,541	Sonoco Products Co(a)	74,846
2,199	Stanley Black & Decker Inc	231,357
1,262	Stericycle Inc(b)	159,252
5,600	TE Connectivity Ltd	346,752
432	Tech Data Corp(b)	33,165
547	Teledyne Technologies Inc(b)	48,213
1,672	Terex Corp	41,599
3,941	Textron Inc	143,689
881	Timken Co	29,505
3,449	Trimble Navigation Ltd(b)	85,535
2,112	Trinity Industries Inc	38,671
756	Triumph Group Inc	23,799
6,206	Tyco International PLC	227,822
12,804	Union Pacific Corp	1,018,558
10,434	United Parcel Service Inc Class B	1,100,474
11,623	United Technologies Corp	1,163,462
326	Valmont Industries Inc	40,372
2,302	Vishay Intertechnology Inc	28,107
1,946	Vulcan Materials Co	205,439
1,440	Wabtec Corp	114,178
1,897	Waste Connections Inc	122,527
6,254	Waste Management Inc	368,986
1,210	Waters Corp(b)	159,623
869	Werner Enterprises Inc	23,602
3,775	Westrock Co	147,338
753	Woodward Inc	39,171
2,665	Xylem Inc	108,999
765	Zebra Technologies Corp Class A(a)(b)	52,785
		29,403,894
Technology — 12.87%
1,655	3D Systems Corp(a)(b)	25,603
9,364	Accenture PLC Class A	1,080,606
1,561	ACI Worldwide Inc(b)	32,453
7,428	Activision Blizzard Inc	251,364
1,348	Acxiom Corp(b)	28,901
7,486	Adobe Systems Inc(b)	702,187
10,719	Advanced Micro Devices Inc(a)(b)	30,549
2,586	Akamai Technologies Inc(b)	143,704
3,103	Allscripts Healthcare Solutions Inc(b)	40,991
4,583	Analog Devices Inc	271,268
1,348	ANSYS Inc(b)	120,592
83,381	Apple Inc(c)	9,087,695
17,051	Applied Materials Inc	361,140
6,736	Atmel Corp	54,696
3,378	Autodesk Inc(b)	196,971
5,585	Broadcom Ltd	862,870
1,850	Broadridge Financial Solutions Inc	109,724
4,442	CA Inc	136,769
4,562	Cadence Design Systems Inc(b)	107,572
2,475	CDK Global Inc	115,211
4,614	Cerner Corp(b)	244,357
Shares		Fair Value
Technology — (continued)
2,339	Citrix Systems Inc(b)	$ 183,799
9,130	Cognizant Technology Solutions Corp Class A(b)	572,451
678	CommVault Systems Inc(b)	29,269
2,055	Computer Sciences Corp	70,671
1,512	Convergys Corp(a)	41,988
1,553	Cree Inc(a)(b)	45,192
2,055	CSRA Inc	55,280
4,695	Cypress Semiconductor Corp(a)	40,659
782	Diebold Inc	22,608
474	DST Systems Inc	53,453
545	Dun & Bradstreet Corp	56,179
4,682	Electronic Arts Inc(b)	309,527
29,086	EMC Corp	775,142
404	Fair Isaac Corp	42,860
1,412	Fairchild Semiconductor International Inc(b)	28,240
4,083	Fidelity National Information Services Inc	258,495
3,455	Fiserv Inc(b)	354,414
2,331	Fortinet Inc(b)	71,399
25,920	Hewlett Packard Enterprise Co	459,562
26,088	HP Inc	321,404
1,976	Integrated Device Technology Inc(b)	40,389
70,965	Intel Corp	2,295,718
13,364	International Business Machines Corp	2,023,978
1,672	Intersil Corp Class A	22,355
3,973	Intuit Inc	413,232
538	IPG Photonics Corp(b)	51,691
664	j2 Global Inc(a)	40,889
1,159	Jack Henry & Associates Inc	98,017
2,335	KLA-Tencor Corp	170,011
2,418	Lam Research Corp(a)	199,727
965	Leidos Holdings Inc	48,559
857	Lexmark International Inc Class A	28,650
3,481	Linear Technology Corp	155,113
1,098	Manhattan Associates Inc(b)	62,443
986	MAXIMUS Inc	51,903
1,343	Mentor Graphics Corp	27,303
2,894	Microchip Technology Inc(a)	139,491
16,585	Micron Technology Inc(b)	173,645
1,626	Microsemi Corp(b)	62,292
118,908	Microsoft Corp(c)	6,567,289
1,379	MSCI Inc Class A	102,156
1,910	NCR Corp(b)	57,166
4,261	NetApp Inc	116,283
1,393	NetScout Systems Inc(b)	31,997
7,436	NVIDIA Corp	264,945
47,405	Oracle Corp	1,939,339
4,872	Paychex Inc	263,137
2,812	Pitney Bowes Inc	60,570
1,706	PTC Inc(b)	56,571
1,967	Qorvo Inc(b)	99,156
22,527	QUALCOMM Inc	1,152,031
1,854	Rackspace Hosting Inc(b)	40,028
2,785	Red Hat Inc(b)	207,510
9,369	Salesforce.com Inc(b)	691,713
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,046	SanDisk Corp	$ 231,740
713	Science Applications International Corp	38,031
4,498	Seagate Technology PLC(a)	154,956
576	Silicon Laboratories Inc(b)	25,897
2,818	Skyworks Solutions Inc	219,522
546	Synaptics Inc(b)	43,538
420	SYNNEX Corp	38,888
2,427	Synopsys Inc(b)	117,564
2,020	Teradata Corp(b)	53,005
2,873	Teradyne Inc	62,028
15,213	Texas Instruments Inc	873,530
502	Tyler Technologies Inc(b)	64,562
452	Ultimate Software Group Inc(b)	87,462
1,714	VeriFone Systems Inc(b)	48,403
3,404	Western Digital Corp	160,805
14,975	Xerox Corp	167,121
3,915	Xilinx Inc	185,688
		38,125,852
Utilities — 3.57%
9,506	AES Corp	112,171
1,860	AGL Resources Inc	121,160
1,758	Alliant Energy Corp	130,584
3,543	Ameren Corp	177,504
7,379	American Electric Power Co Inc	489,966
2,682	American Water Works Co Inc	184,870
2,769	Aqua America Inc	88,110
1,451	Atmos Energy Corp	107,751
660	Black Hills Corp(a)	39,686
6,255	CenterPoint Energy Inc	130,855
854	Cleco Corp	47,149
3,990	CMS Energy Corp	169,336
4,433	Consolidated Edison Inc	339,657
8,935	Dominion Resources Inc	671,197
2,679	DTE Energy Co	242,878
10,324	Duke Energy Corp	832,940
4,816	Edison International	346,222
2,683	Entergy Corp	212,708
4,668	Eversource Energy	272,331
13,832	Exelon Corp	496,016
6,433	FirstEnergy Corp	231,395
2,302	Great Plains Energy Inc	74,240
1,536	Hawaiian Electric Industries Inc	49,767
691	IDACORP Inc	51,542
3,098	MDU Resources Group Inc	60,287
1,179	National Fuel Gas Co(a)	59,009
1,282	New Jersey Resources Corp	46,703
6,907	NextEra Energy Inc	817,374
4,698	NiSource Inc	110,685
5,146	NRG Energy Inc	66,950
3,080	OGE Energy Corp	88,181
849	ONE Gas Inc	51,874
7,378	PG&E Corp	440,614
1,614	Pinnacle West Capital Corp	121,163
1,313	PNM Resources Inc	44,274
10,114	PPL Corp	385,040
Shares		Fair Value
Utilities — (continued)
7,481	Public Service Enterprise Group Inc	$ 352,654
2,800	Questar Corp	69,440
2,069	SCANA Corp	145,140
3,500	Sempra Energy	364,175
13,639	Southern Co	705,546
1,256	Talen Energy Corp(b)	11,304
3,595	TECO Energy Inc	98,970
2,473	UGI Corp	99,637
1,172	Vectren Corp	59,256
4,701	WEC Energy Group Inc	282,389
2,035	Westar Energy Inc	100,956
803	WGL Holdings Inc	58,113
7,460	Xcel Energy Inc	311,977
		10,571,746
TOTAL COMMON STOCK — 98.58% (Cost $168,910,492)		$291,935,097
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.34%
$1,000,000	International Bank for Reconstruction & Development 0.10%, 04/04/2016	999,992
U.S. Government Agency Bonds and Notes — 0.80%
2,365,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	2,365,000
U.S. Treasury Bonds and Notes — 0.10%
300,000	U.S. Treasury Bills(d) 0.32%, 06/23/2016	299,786
Repurchase Agreements — 2.16%
1,519,480	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $1,519,480 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	1,519,480
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,519,480	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $1,519,480 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)
		$ 1,519,480
1,519,481	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $1,519,481 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(e)	1,519,481
319,831	Undivided interest of 2.22% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $319,831 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(e)	319,831
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,519,480	Undivided interest of 3.18% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $1,519,480 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(e)
$ 1,519,480
6,397,752
SHORT TERM INVESTMENTS — 3.40% (Cost $10,062,530)	$ 10,062,530
TOTAL INVESTMENTS — 101.98% (Cost $178,973,022)	$301,997,627
OTHER ASSETS & LIABILITIES, NET — (1.98)%	$ (5,860,177)
TOTAL NET ASSETS — 100.00%	$296,137,450
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	37	USD	3,795,275	June 2016	$133,055
S&P Mid 400® Emini Long Futures	3	USD	432,360	June 2016	18,090
				Net Appreciation	$151,145
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 291,935,097	$ —	$ —	$ 291,935,097
Short Term Investments	—	10,062,530	—	10,062,530
Total investments, at fair value:	291,935,097	10,062,530	0	301,997,627
Other Financial Investments:
Futures Contracts(a)	151,145	—	—	151,145
Total Assets	$ 292,086,242	$ 10,062,530	$ 0	$ 302,148,772
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$186,082,820
Gross unrealized appreciation on investments	137,215,664
Gross unrealized depreciation on investments	(21,300,857)
Net unrealized appreciation on investments	$115,914,807

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 61 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Non-Cyclical — 0.03%
$344,000	Valeant Pharmaceuticals International Escrow Inc(a) 5.88%, 05/15/2023	$ 269,610
Technology — 0.12%
925,000	Western Digital Corp(a) 10.50%, 04/01/2024	925,578
TOTAL CORPORATE BONDS AND NOTES — 0.15% (Cost $1,209,038)		$ 1,195,188
Shares
COMMON STOCK
Basic Materials — 4.34%
148,500	CF Industries Holdings Inc	4,653,990
175,100	EI du Pont de Nemours & Co	11,087,332
255,083	International Paper Co	10,468,606
175,400	Nucor Corp	8,296,420
		34,506,348
Communications — 8.03%
141,571	CenturyLink Inc	4,524,609
325,900	Cisco Systems Inc	9,278,373
144,100	Comcast Corp Class A	8,801,628
391,600	News Corp Class A	5,000,732
340,831	Telefonica SA(b)	3,809,347
12,333	Time Warner Inc	894,759
38,300	Twenty-First Century Fox Inc Class A	1,067,804
332,600	Twenty-First Century Fox Inc Class B	9,379,320
257,392	Verizon Communications Inc	13,919,759
17,500	Viacom Inc Class B	722,400
663,798	Vodafone Group PLC(b)	2,108,839
44,700	Walt Disney Co	4,439,157
		63,946,727
Consumer, Cyclical — 7.32%
116,400	Carnival Corp	6,142,428
170,431	General Motors Co	5,356,646
108,200	Johnson Controls Inc	4,216,554
153,900	Kohl's Corp(c)	7,173,279
157,900	Las Vegas Sands Corp	8,160,272
124,100	Macy's Inc	5,471,569
296,900	Mattel Inc	9,981,778
55,400	Southwest Airlines Co	2,481,920
214,200	Staples Inc	2,362,626
101,700	Wal-Mart Stores Inc	6,965,433
		58,312,505
Consumer, Non-Cyclical — 12.62%
64,287	Anthem Inc	8,935,250
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
227,200	Archer-Daniels-Midland Co	$ 8,249,632
371,400	Avon Products Inc	1,786,434
25,600	Becton Dickinson & Co	3,886,592
147,900	Bristol-Myers Squibb Co	9,447,852
18,000	Coca-Cola Co	835,020
14,994	Diageo PLC(b)	404,191
50,600	Gilead Sciences Inc	4,648,116
268,023	GlaxoSmithKline PLC(b)	5,423,720
147,300	Johnson & Johnson	15,937,860
62,400	Kellogg Co	4,776,720
11,800	McCormick & Co Inc	1,173,864
174,400	Merck & Co Inc	9,227,504
77,300	PepsiCo Inc	7,921,704
541,088	Pfizer Inc	16,037,848
18,400	Philip Morris International Inc	1,805,224
		100,497,531
Energy — 11.64%
61,400	Anadarko Petroleum Corp	2,859,403
258,900	Apache Corp	12,636,909
355,000	Canadian Natural Resources Ltd(c)	9,585,000
84,844	Chevron Corp	8,094,118
222,000	Columbia Pipeline Group Inc	5,572,200
23,600	EQT Corp	1,587,336
236,696	Exxon Mobil Corp	19,785,419
139,200	Hess Corp	7,328,880
88,600	Occidental Petroleum Corp	6,062,898
283,200	Royal Dutch Shell PLC Sponsored ADR	13,721,040
120,072	Total SA(b)	5,463,449
		92,696,652
Financial — 22.18%
166,800	American Express Co	10,241,520
93,500	Ameriprise Financial Inc	8,789,935
784,537	Bank of America Corp	10,606,940
170,800	Bank of New York Mellon Corp	6,290,564
17,622	Chubb Ltd	2,099,661
196,700	Citigroup Inc	8,212,225
267,800	Fifth Third Bancorp	4,469,582
392,705	JPMorgan Chase & Co	23,255,990
286,400	Loews Corp	10,957,664
12,500	Macerich Co REIT	990,500
179,800	Marsh & McLennan Cos Inc	10,930,042
270,500	MetLife Inc	11,885,770
371,700	Morgan Stanley	9,296,217
149,900	Northern Trust Corp	9,768,983
215,800	Och-Ziff Capital Management Group LLC LP(c)	938,730
63,500	PNC Financial Services Group Inc	5,370,195
190,800	Rayonier Inc REIT	4,708,944
1,226,273	Royal Bank of Scotland Group PLC(b)(d)	3,908,457
142,600	State Street Corp	8,344,952
38,600	Sun Life Financial Inc	1,245,622
59,900	US Bancorp	2,431,341
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
193,400	Wells Fargo & Co	$ 9,352,824
251,613	Weyerhaeuser Co REIT	7,794,971
20,521	Willis Towers Watson PLC	2,435,022
62,300	XL Group PLC	2,292,640
		176,619,291
Industrial — 15.63%
116,400	Boeing Co	14,775,816
30,200	Canadian Pacific Railway Ltd	4,007,238
39,500	Cummins Inc	4,342,630
91,400	Deere & Co(c)	7,036,886
160,700	Emerson Electric Co	8,738,866
25,400	Flowserve Corp	1,128,014
826,900	General Electric Co	26,287,151
109,800	Harris Corp	8,549,028
83,900	Illinois Tool Works Inc	8,594,716
130,000	Pentair PLC(c)	7,053,800
19,700	TE Connectivity Ltd	1,219,824
258,700	Tyco International PLC	9,496,877
69,700	Union Pacific Corp	5,544,635
72,900	United Parcel Service Inc Class B	7,688,763
17,300	United Technologies Corp	1,731,730
68,700	Vulcan Materials Co	7,252,659
26,564	Westrock Co	1,036,793
		124,485,426
Technology — 7.52%
105,800	Analog Devices Inc	6,262,302
505,300	Applied Materials Inc	10,702,254
126,500	CA Inc	3,894,935
78,700	EMC Corp	2,097,355
272,400	Microsoft Corp	15,044,652
185,300	QUALCOMM Inc	9,476,242
140,900	Texas Instruments Inc	8,090,478
90,900	Western Digital Corp	4,294,116
		59,862,334
Utilities — 8.47%
791,400	AES Corp	9,338,520
102,000	Edison International	7,332,780
126,000	Entergy Corp	9,989,280
137,800	Exelon Corp	4,941,508
254,510	FirstEnergy Corp	9,154,725
397,000	NiSource Inc	9,353,320
148,400	PG&E Corp	8,862,448
202,000	Xcel Energy Inc	8,447,640
		67,420,221
TOTAL COMMON STOCK — 97.75% (Cost $698,109,800)		$778,347,035
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.63%
$13,000,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	$ 12,999,837
U.S. Government Agency Bonds and Notes — 0.21%
1,690,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	1,690,000
Repurchase Agreements — 1.36%
2,573,686	Undivided interest of 16.96% in a repurchase agreement (principal amount/value $15,174,044 with a maturity value of $15,174,175) with BNP Paribas Securities Corp, 0.31%, dated 3/31/16 to be repurchased at $2,573,686 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.50%, 11/15/16 - 2/1/46, with a value of $15,477,526.(e)	2,573,686
2,573,685	Undivided interest of 2.34% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $2,573,685 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	2,573,685
2,573,685	Undivided interest of 2.34% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $2,573,685 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)	2,573,685
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 541,734	Undivided interest of 3.76% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $541,734 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(e)
		$ 541,734
2,573,685	Undivided interest of 9.30% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $2,573,685 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(e)	2,573,685
		10,836,475
SHORT TERM INVESTMENTS — 3.20% (Cost $25,526,312)		$ 25,526,312
TOTAL INVESTMENTS — 101.10% (Cost $724,845,150)		$805,068,535
OTHER ASSETS & LIABILITIES, NET — (1.10)%		$ (8,788,044)
TOTAL NET ASSETS — 100.00%		$796,280,491
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $1,209,038 and $1,195,188, respectively, representing 0.15% of net assets.
(b)	Security is fair valued under procedures adopted by the Board of Directors.
(c)	All or a portion of the security is on loan at March 31, 2016.
(d)	Non-income producing security.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benczhmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.

March 31, 2016

Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 1,195,188	$ —	$ 1,195,188
Common Stock	757,229,033	21,118,002	—	778,347,035
Short Term Investments	—	25,526,312	—	25,526,312
Total Assets	$ 757,229,033	$ 47,839,502	$ 0	$ 805,068,535
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$730,021,220
Gross unrealized appreciation on investments	138,347,624
Gross unrealized depreciation on investments	(63,300,309)
Net unrealized appreciation on investments	$75,047,315

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.51%
73,000	Air Products & Chemicals Inc	$ 10,515,650
47,000	Ashland Inc	5,168,120
83,000	Celanese Corp Series A	5,436,500
103,000	Franco-Nevada Corp(a)	6,322,140
166,000	RPM International Inc	7,856,780
		35,299,190
Communications — 5.43%
232,500	DigitalGlobe Inc(b)	4,022,250
25,000	FactSet Research Systems Inc	3,788,250
4,000	LinkedIn Corp Class A(b)	457,400
117,600	Match Group Inc(a)(b)	1,300,656
27,700	Palo Alto Networks Inc(b)	4,518,978
349,000	T-Mobile US Inc(b)	13,366,700
62,000	TripAdvisor Inc(b)	4,123,000
208,000	VeriSign Inc(a)(b)	18,416,320
68,000	Zillow Group Inc Class A(a)(b)	1,737,400
124,000	Zillow Group Inc Class C(a)(b)	2,942,520
		54,673,474
Consumer, Cyclical — 16.55%
20,500	AutoZone Inc(b)	16,332,145
207,000	BorgWarner Inc	7,948,800
320,000	CarMax Inc(a)(b)	16,352,000
3,000	Chipotle Mexican Grill Inc(a)(b)	1,412,910
126,000	Choice Hotels International Inc	6,810,300
165,000	Dollar General Corp	14,124,000
62,000	Ferrari NV(b)	2,585,400
354,000	Hanesbrands Inc	10,032,360
79,000	Harley-Davidson Inc	4,055,070
46,000	Harman International Industries Inc	4,095,840
83,000	L Brands Inc	7,288,230
166,000	Marriott International Inc Class A(a)	11,815,880
218,000	MGM Resorts International(b)	4,673,920
262,000	Michaels Cos Inc(b)	7,328,140
103,700	Mobileye NV(a)(b)	3,866,973
312,000	Norwegian Cruise Line Holdings Ltd(a)(b)	17,250,480
50,000	O'Reilly Automotive Inc(b)	13,683,000
51,000	PVH Corp	5,052,060
87,000	Royal Caribbean Cruises Ltd	7,147,050
6,000	Tesla Motors Inc(a)(b)	1,378,620
32,000	WABCO Holdings Inc(b)	3,421,440
		166,654,618
Consumer, Non-Cyclical — 25.34%
84,000	Acadia Healthcare Co Inc(b)	4,629,240
230,000	Alkermes PLC(b)	7,863,700
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,000	Alnylam Pharmaceuticals Inc(a)(b)	$ 1,506,480
187,000	Aramark	6,193,440
166,000	Baxalta Inc	6,706,400
392,000	Bruker Corp	10,976,000
271,000	Catalent Inc(b)	7,227,570
77,000	Cooper Cos Inc	11,855,690
207,000	Dentsply Sirona Inc	12,757,410
144,000	Envision Healthcare Holdings Inc(b)	2,937,600
124,000	Equifax Inc	14,171,960
73,000	Gartner Inc Class A(b)	6,522,550
166,000	Global Payments Inc	10,839,800
79,000	Henry Schein Inc(b)	13,637,770
208,000	Hologic Inc(b)	7,176,000
58,000	IDEXX Laboratories Inc(a)(b)	4,542,560
23,000	Illumina Inc(b)	3,728,530
73,000	Incyte Corp(b)	5,290,310
19,000	Intuitive Surgical Inc(b)	11,419,950
124,000	KAR Auction Services Inc	4,729,360
33,000	Mallinckrodt PLC(b)	2,022,240
73,000	ManpowerGroup Inc	5,943,660
166,000	MEDNAX Inc(b)	10,726,920
6,000	Pinnacle Foods Inc	268,080
122,500	ServiceMaster Global Holdings Inc(b)	4,615,800
208,000	Sprouts Farmers Market Inc(a)(b)	6,040,320
104,000	Teleflex Inc(a)	16,329,040
61,000	TransUnion (b)	1,684,210
62,000	TreeHouse Foods Inc(b)	5,378,500
42,000	Universal Health Services Inc Class B	5,238,240
208,000	Vantiv Inc Class A(b)	11,207,040
145,000	Verisk Analytics Inc Class A(b)	11,588,400
52,000	Vertex Pharmaceuticals Inc(b)	4,133,480
69,000	West Pharmaceutical Services Inc	4,783,080
186,000	WhiteWave Foods Co Class A(b)	7,559,040
93,000	Whole Foods Market Inc	2,893,230
		255,123,600
Energy — 1.70%
17,000	Cimarex Energy Co	1,653,590
41,000	Concho Resources Inc(b)	4,142,640
146,000	EQT Corp	9,819,960
11,000	Pioneer Natural Resources Co	1,548,140
		17,164,330
Financial — 9.80%
166,000	CBOE Holdings Inc	10,844,780
208,000	CoreLogic Inc(b)	7,217,600
169,000	E*TRADE Financial Corp(b)	4,138,810
412,000	FNF Group	13,966,800
45,000	Intercontinental Exchange Inc	10,581,300
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
63,000	Jones Lang LaSalle Inc	$ 7,391,160
62,100	LPL Financial Holdings Inc(a)	1,540,080
46,000	Oaktree Capital Group LLC LP(a)	2,269,180
327,000	Progressive Corp	11,490,780
313,000	TD Ameritrade Holding Corp	9,868,890
162,660	Willis Towers Watson PLC	19,301,236
		98,610,616
Industrial — 19.36%
35,000	Acuity Brands Inc	7,634,900
291,000	Agilent Technologies Inc	11,596,350
158,000	Allegion PLC	10,066,180
189,000	AMETEK Inc	9,446,220
146,000	Ball Corp	10,408,340
67,000	Cognex Corp	2,609,650
155,000	Colfax Corp(a)(b)	4,431,450
87,000	FEI Co	7,743,870
59,000	Harris Corp	4,593,740
174,000	IDEX Corp	14,421,120
93,000	JB Hunt Transport Services Inc	7,834,320
125,000	Kansas City Southern	10,681,250
316,000	Keysight Technologies Inc(b)	8,765,840
52,000	Martin Marietta Materials Inc	8,294,520
10,000	Mettler-Toledo International Inc(b)	3,447,600
37,000	Middleby Corp(b)	3,950,490
82,500	Old Dominion Freight Line Inc(a)(b)	5,743,650
79,800	Rexnord Corp(b)	1,613,556
50,000	Rockwell Collins Inc	4,610,500
83,000	Roper Technologies Inc	15,169,910
250,000	Sensata Technologies Holding NV(b)	9,710,000
416,000	Textron Inc	15,167,360
162,000	Waste Connections Inc(a)	10,463,580
158,000	Xylem Inc	6,462,200
		194,866,596
Technology — 12.68%
124,000	Akamai Technologies Inc(b)	6,890,680
105,321	Atlassian Corp PLC Class A(b)(c)(d)	2,516,382
54,500	Atlassian Corp PLC Class A(b)	1,370,675
701,000	Atmel Corp	5,692,120
16,184	Dropbox Inc(b)(c)(d)	128,015
104,000	Fidelity National Information Services Inc	6,584,240
249,000	Fiserv Inc(b)	25,542,420
14,000	Guidewire Software Inc(a)(b)	762,720
113,000	IHS Inc Class A(b)	14,030,080
196,000	IMS Health Holdings Inc(b)	5,203,800
260,000	Microchip Technology Inc(a)	12,532,000
125,000	MSCI Inc Class A	9,260,000
31,000	NetSuite Inc(a)(b)	2,123,190
48,400	NXP Semiconductors NV(b)	3,923,788
156,000	Red Hat Inc(b)	11,623,560
Shares		Fair Value
Technology — (continued)
37,000	ServiceNow Inc(b)	$ 2,263,660
83,000	SS&C Technologies Holdings Inc	5,263,860
124,000	Veeva Systems Inc Class A(a)(b)	3,104,960
25,050	WeWork Class A(b)(c)(d)	942,987
44,193	WeWork Series D-1(b)(c)(d)	1,663,610
34,723	WeWork Series D-2(b)(c)(d)	1,307,120
103,000	Xilinx Inc	4,885,290
		127,615,157
TOTAL COMMON STOCK — 94.37% (Cost $732,133,610)		$ 950,007,581
CONVERTIBLE PREFERRED STOCK
Technology — 0.10%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	158,975
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	780,923
TOTAL CONVERTIBLE PREFERRED STOCK — 0.10% (Cost $2,515,860)		$ 939,898
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.06%
$51,000,000	International Bank for Reconstruction & Development 0.15%, 04/04/2016	50,999,362
U.S. Government Agency Bonds and Notes — 0.35%
3,490,000	Federal Home Loan Mortgage Corp 0.20%, 04/01/2016	3,490,000
Repurchase Agreements — 8.83%
21,108,362	Undivided interest of 19.21% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $21,108,362 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	21,108,362
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$21,108,362	Undivided interest of 19.21% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $21,108,362 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)
		$ 21,108,362
21,108,362	Undivided interest of 27.33% in a repurchase agreement (principal amount/value $77,251,782 with a maturity value of $77,252,469) with Scotia Capital (USA) Inc, 0.32%, dated 3/31/16 to be repurchased at $21,108,362 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.50%, 4/15/17 - 3/1/46, with a value of $78,797,526.(e)	21,108,362
21,108,362	Undivided interest of 54.95% in a repurchase agreement (principal amount/value $38,421,142 with a maturity value of $38,421,462) with Barclays Capital Inc, 0.30%, dated 3/31/16 to be repurchased at $21,108,362 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 5/15/17 - 11/15/45, with a value of $39,189,569.(e)	21,108,362
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$4,443,119	Undivided interest of 9.30% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $4,443,119 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(e)
$ 4,443,119
88,876,567
SHORT TERM INVESTMENTS — 14.24% (Cost $143,365,929)	$ 143,365,929
TOTAL INVESTMENTS — 108.71% (Cost $878,015,399)	$ 1,094,313,408
OTHER ASSETS & LIABILITIES, NET — (8.71)%	$ (87,646,068)
TOTAL NET ASSETS — 100.00%	$ 1,006,667,340
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
At March 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Atlassian Corp PLC Class A	N/A%	12/10/2015	$1,685,136	$2,516,382	0.25%
Dropbox Inc	N/A	05/01/2012	146,451	128,015	0.01
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	942,987	0.09
WeWork Series D-1	N/A	12/09/2014	735,866	1,663,610	0.17
WeWork Series D-2	N/A	12/09/2014	578,180	1,307,120	0.13
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	158,975	0.01
Dropbox Series A-1	0.00	05/01/2012	893,381	780,923	0.08
			$4,597,924	$7,498,012	0.74%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 943,449,467	$ 2,516,382	$ 4,041,732	$ 950,007,581
Convertible Preferred Stock	—	—	939,898	939,898
Short Term Investments	—	143,365,929	—	143,365,929
Total Assets	$ 943,449,467	$ 145,882,311	$ 4,981,630	$ 1,094,313,408
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$878,823,630
Gross unrealized appreciation on investments	248,380,926
Gross unrealized depreciation on investments	(32,891,148)
Net unrealized appreciation on investments	$215,489,778

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(c)
620 (b)	BRL, 0.00%, 07/01/2016	$ 166,781
3,280 (b)	BRL, 0.00%, 01/01/2017	827,074
1,870 (b)	BRL, 0.00%, 01/01/2018	415,947
14,710 (b)	BRL, 0.00%, 01/01/2019	2,867,383
22,700 (b)	BRL, 0.00%, 07/01/2019	4,147,333
	Brazil Notas do Tesouro Nacional Series B, Index Linked(d)
898 (b)	BRL, 6.00%, 08/15/2016	703,349
4,600 (b)	BRL, 6.00%, 08/15/2018	3,583,493
660 (b)	BRL, 6.00%, 05/15/2019	514,629
90 (b)	BRL, 6.00%, 08/15/2020	69,941
1,300 (b)	BRL, 6.00%, 08/15/2022	994,439
1,755 (b)	BRL, 6.00%, 05/15/2023	1,338,006
250 (b)	BRL, 6.00%, 08/15/2024	190,224
1,000 (b)	BRL, 6.00%, 05/15/2045	742,241
	Brazil Notas do Tesouro Nacional Series F
14,575 (b)	BRL, 10.00%, 01/01/2017	3,950,731
2,120 (b)	BRL, 10.00%, 01/01/2019	546,567
24,870 (b)	BRL, 10.00%, 01/01/2021	6,054,924
24,970 (b)	BRL, 10.00%, 01/01/2023	5,881,866
10,910 (b)	BRL, 10.00%, 01/01/2025	2,458,929
7,590 (b)	BRL, 10.00%, 01/01/2027	1,685,483
	Colombia Government International Bond
56,000,000	COP, 7.75%, 04/14/2021	18,813
64,000,000	COP, 9.85%, 06/28/2027	24,426
	Colombian Treasury Bonds
327,000,000	COP, 5.00%, 11/21/2018	103,530
114,000,000	COP, 7.00%, 09/11/2019	37,522
726,000,000	COP, 11.00%, 07/24/2020	271,454
549,000,000	COP, 7.00%, 05/04/2022	175,910
1,360,000,000	COP, 10.00%, 07/24/2024	507,738
914,000,000	COP, 7.50%, 08/26/2026	289,241
142,000,000	COP, 6.00%, 04/28/2028	38,977
1,553,000,000	COP, 7.75%, 09/18/2030	486,944
	Hungary Government International Bond
965,000	6.25%, 01/29/2020	1,072,868
930,000	6.38%, 03/29/2021	1,056,536
640,000	5.38%, 02/21/2023	709,259
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	1,799,232
49,790,000,000	IDR, 7.88%, 04/15/2019	3,786,567
10,000,000,000	IDR, 11.50%, 09/15/2019	841,450
26,549,000,000	IDR, 11.00%, 11/15/2020	2,260,916
515,000,000	IDR, 12.80%, 06/15/2021	47,071
8,357,000,000	IDR, 8.25%, 07/15/2021	652,327
2,198,000,000	IDR, 7.00%, 05/15/2022	159,629
3,887,000,000	IDR, 12.90%, 06/15/2022	365,701
257,000,000	IDR, 10.25%, 07/15/2022	21,804
2,419,000,000	IDR, 5.63%, 05/15/2023	160,838
30,064,000,000	IDR, 8.38%, 03/15/2024	2,347,425
31,301,000,000	IDR, 8.38%, 09/15/2026	2,469,387
2,400,000,000	IDR, 12.00%, 09/15/2026	232,249
423,000,000	IDR, 7.00%, 05/15/2027	29,562
212,000,000	IDR, 10.00%, 02/15/2028	18,189
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
635,000,000	IDR, 6.13%, 05/15/2028	$ 40,246
1,705,000,000	IDR, 9.00%, 03/15/2029	136,445
18,670,000,000	IDR, 8.38%, 03/15/2034	1,422,486
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,770,075
	Korea Monetary Stabilization Bond
4,607,700,000	KRW, 2.80%, 04/02/2016	4,029,406
3,378,900,000	KRW, 2.79%, 06/02/2016	2,961,077
419,100,000	KRW, 1.62%, 06/09/2016	366,550
3,499,600,000	KRW, 2.46%, 08/02/2016	3,069,949
2,475,900,000	KRW, 2.22%, 10/02/2016	2,172,772
4,242,600,000	KRW, 1.61%, 11/09/2016	3,712,295
1,443,900,000	KRW, 2.07%, 12/02/2016	1,267,379
237,300,000	KRW, 1.96%, 02/02/2017	208,352
1,341,300,000	KRW, 1.70%, 08/02/2017	1,176,237
8,766,100,000	KRW, 1.56%, 10/02/2017	7,674,327
160,700,000	KRW, 1.49%, 02/02/2018	140,572
	Korea Treasury Bond
603,190,000	KRW, 2.75%, 06/10/2016	528,720
4,346,140,000	KRW, 3.00%, 12/10/2016	3,839,411
6,954,500,000	KRW, 2.00%, 12/10/2017	6,134,509
1,432,000,000	KRW, 1.75%, 12/10/2018	1,261,060
842,400,000	KRW, 1.50%, 06/10/2019	735,794
192,000,000	KRW, 2.75%, 09/10/2019	174,878
1,965,600,000	KRW, 2.00%, 03/10/2021	1,754,546
580,000	Lithuania Government International Bond 7.38%, 02/11/2020	687,010
	Malaysia Government Bond
9,923,000	MYR, 4.26%, 09/15/2016	2,566,375
10,230,000	MYR, 3.81%, 02/15/2017	2,648,061
24,650,000	MYR, 3.39%, 03/15/2017	6,357,925
2,460,000	MYR, 4.01%, 09/15/2017	641,471
4,040,000	MYR, 3.31%, 10/31/2017	1,043,692
	Mexican Bonos
1,461,930 (e)	MXP, 6.25%, 06/16/2016	8,502,398
1,795,680 (e)	MXP, 7.25%, 12/15/2016	10,623,407
1,655,200 (e)	MXP, 5.00%, 06/15/2017	9,685,772
636,000 (e)	MXP, 7.75%, 12/14/2017	3,899,205
	Mexican Udibonos, Index Linked(d)
10,450 (f)	MXP, 5.00%, 06/16/2016	330,311
10,480 (f)	MXP, 3.50%, 12/14/2017	342,496
7,210 (f)	MXP, 4.00%, 06/13/2019	240,539
5,670 (f)	MXP, 2.50%, 12/10/2020	179,959
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	2,983,499
	Philippines Government Bond
358,410,000	PHP, 1.63%, 04/25/2016	7,782,740
1,710,000	PHP, 9.13%, 09/04/2016	38,258
10,560,000	PHP, 2.88%, 05/22/2017	232,671
3,660,000	PHP, 5.88%, 01/31/2018	83,661
29,710,000	PHP, 2.13%, 05/23/2018	636,926
233,160,000	PHP, 3.88%, 11/22/2019	5,162,428
	Poland Government Bond
12,700,000	PLN, 4.75%, 10/25/2016	3,467,479
4,072,000	PLN, 1.75%, 01/25/2017(g)	1,093,630
440,000	PLN, 4.75%, 04/25/2017	122,071
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,130,000	PLN, 1.75%, 01/25/2021(g)	$ 1,092,382
3,070,000	Portugal Government International Bond(h) 5.13%, 10/15/2024	3,088,911
	Portugal Obrigacoes do Tesouro OT(h)
30,400	EUR, 4.95%, 10/25/2023	40,224
5,880,000	EUR, 3.88%, 02/15/2030	7,064,993
76,100	Portuguese Republic Bond EUR, 5.65%, 02/15/2024	104,655
	Republic of Serbia(h)
410,000	5.25%, 11/21/2017	422,826
610,000	4.88%, 02/25/2020	619,344
3,780,000	7.25%, 09/28/2021	4,224,150
30,000	Singapore Government Bond SGD, 1.13%, 04/01/2016	22,258
770,000	Slovenia Government International Bond(h) 5.50%, 10/26/2022	870,921
	Ukraine Government International Bond(h)
404,000	7.75%, 09/01/2019	380,144
2,558,000	7.75%, 09/01/2020	2,399,276
2,144,000	7.75%, 09/01/2021	1,984,787
2,144,000	7.75%, 09/01/2022	1,961,760
2,144,000	7.75%, 09/01/2023	1,939,462
2,144,000	7.75%, 09/01/2024	1,916,629
2,144,000	7.75%, 09/01/2025	1,900,549
1,920,000	7.75%, 09/01/2026	1,694,170
1,920,000	7.75%, 09/01/2027	1,694,496
4,316,000	4.68%, 05/31/2040(g)	1,410,814
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 57.01% (Cost $220,009,951)		$206,886,726
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 14.26%
	Bank Negara Malaysia Monetary Notes
5,100,000	MYR, 2.39%, 09/15/2016	1,292,988
9,240,000	MYR, 2.40%, 09/22/2016	2,341,409
2,370,000	MYR, 2.42%, 10/06/2016	599,946
9,250,000	MYR, 2.42%, 10/11/2016	2,340,704
7,120,000	MYR, 2.43%, 10/18/2016	1,800,795
	Korea Monetary Stabilization Bond
234,800,000	KRW, 1.45%, 04/19/2016	205,162
602,500,000	KRW, 1.52%, 09/09/2016	526,865
541,800,000	KRW, 1.53%, 10/08/2016	473,837
208,600,000	KRW, 1.57%, 01/09/2017	182,504
	Korea Treasury Bond
686,400,000	KRW, 1.57%, 07/09/2016	600,306
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,571,100,000	KRW, 1.56%, 08/09/2016	$ 2,248,637
1,660,000	Malaysia Treasury Bills MYR, 2.49%, 01/20/2017	417,042
	Mexico Cetes
6,583,700 (e)	MXP, 3.79%, 04/14/2016	3,805,115
198,010 (e)	MXP, 3.80%, 04/21/2016	114,358
3,674,430 (e)	MXP, 5.45%, 04/28/2016	2,117,910
1,599,650 (e)	MXP, 3.81%, 05/12/2016	921,830
184,460 (e)	MXP, 3.81%, 05/19/2016	106,222
3,927,120 (e)	MXP, 3.81%, 05/26/2016	2,259,808
3,022,890 (e)	MXP, 3.88%, 06/09/2016	1,736,716
6,352,840 (e)	MXP, 3.92%, 06/23/2016	3,644,109
10,024,900 (e)	MXP, 3.93%, 07/07/2016	5,741,769
908,700 (e)	MXP, 3.96%, 07/21/2016	519,633
2,664,030 (e)	MXP, 3.99%, 08/04/2016	1,520,968
15,109,710 (e)	MXP, 4.02%, 08/18/2016	8,612,556
239,440 (e)	MXP, 4.05%, 09/01/2016	136,258
2,181,330 (e)	MXP, 4.08%, 10/13/2016	1,235,470
4,515,160 (e)	MXP, 4.10%, 12/08/2016	2,541,085
949,730 (e)	MXP, 4.12%, 02/02/2017	531,073
	Philippines Treasury Bills
8,010,000	PHP, 1.65%, 05/04/2016	173,694
6,410,000	PHP, 1.65%, 06/08/2016	138,780
100,000	PHP, 1.56%, 07/06/2016	2,163
42,890,000	PHP, 1.90%, 07/20/2016	926,096
3,700,000	PHP, 1.74%, 08/03/2016	79,880
7,470,000	PHP, 1.56%, 08/24/2016	161,223
2,660,000	PHP, 0.71%, 09/07/2016	57,591
4,720,000	PHP, 2.28%, 09/14/2016	101,455
6,470,000	PHP, 1.31%, 12/07/2016	139,261
46,470,000	PHP, 2.06%, 01/18/2017	992,790
10,030,000	PHP, 1.48%, 02/22/2017	214,979
9,440,000	PHP, 1.85%, 03/15/2017	201,429
		51,764,416
U.S. Government Agency Bonds and Notes — 14.22%
51,585,000	Federal Home Loan Bank 0.08%, 04/01/2016	51,585,000
SHORT TERM INVESTMENTS — 28.48% (Cost $102,856,638)		$103,349,416
TOTAL INVESTMENTS — 85.49% (Cost $322,866,589)		$310,236,142
OTHER ASSETS & LIABILITIES, NET — 14.51%		$ 52,651,795
TOTAL NET ASSETS — 100.00%		$362,887,937
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Principal amount is stated in 1,000 Brazilian Real Units.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Principal amount of the security is adjusted for inflation.
(e)	Principal amount is stated in 100 Mexican Peso Units.
(f)	Principal amount is stated in 100 Unidad de Inversion Units.
(g)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(h)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $35,460,426 and $33,613,456, respectively, representing 9.26% of net assets.
At March 31, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	2,599,888	EUR	2,320,500	April 2016	$(43,007)
BA	USD	1,164,774	EUR	1,052,000	May 2016	(33,580)
BA	USD	732,191	EUR	651,700	June 2016	(11,565)
BA	USD	5,698,374	EUR	5,288,858	November 2016	(370,815)
BA	USD	267,638	EUR	240,017	February 2017	(8,824)
BA	USD	2,209,992	JPY	266,622,825	May 2016	(162,541)
BB	CLP	172,370,000	USD	251,448	May 2016	5,840
BB	CLP	309,000,000	USD	452,681	June 2016	6,570
BB	USD	4,128,265	EUR	3,626,696	April 2016	(592)
BB	USD	4,087,804	EUR	3,694,521	May 2016	(122,315)
BB	USD	6,192,656	EUR	5,530,688	June 2016	(118,686)
BB	USD	1,647,328	EUR	1,501,218	July 2016	(67,076)
BB	USD	1,126,355	EUR	1,014,948	August 2016	(34,296)
BB	USD	3,235,943	EUR	2,827,881	October 2016	(4,397)
BB	USD	3,204,821	EUR	2,806,000	February 2017	(25,323)
BB	USD	595,279	JPY	70,490,000	April 2016	(31,427)
BB	USD	1,913,850	JPY	226,713,500	May 2016	(103,724)
BB	USD	1,261,677	JPY	156,670,000	June 2016	(133,437)
BB	USD	2,806,693	JPY	333,300,000	July 2016	(165,540)
BB	USD	1,845,923	JPY	212,313,000	August 2016	(50,100)
BB	USD	2,961,971	JPY	340,613,110	September 2016	(81,949)
BB	USD	1,629,172	JPY	193,530,000	October 2016	(102,465)
BB	USD	2,097,635	JPY	240,510,000	February 2017	(65,459)
CIT	CLP	262,969,000	USD	382,034	June 2016	9,187
CIT	INR	4,940,000	USD	72,113	June 2016	1,554
CIT	USD	4,128,516	AUD	5,677,800	June 2016	(208,107)
CIT	USD	2,555,188	AUD	3,547,000	September 2016	(143,371)
CIT	USD	370,360	EUR	333,478	April 2016	(9,230)
CIT	USD	1,926,298	EUR	1,748,934	June 2016	(68,319)
CIT	USD	2,017,329	EUR	1,842,919	July 2016	(88,077)
CIT	USD	943,614	EUR	854,049	August 2016	(32,352)
CIT	USD	3,127,347	EUR	2,893,391	November 2016	(191,501)
CIT	USD	475,101	EUR	430,647	January 2017	(20,236)
CIT	USD	200,650	EUR	177,000	February 2017	(3,075)
CIT	USD	102,960	JPY	12,300,000	April 2016	(6,378)
CIT	USD	1,833,823	JPY	219,889,600	May 2016	(122,852)
CIT	USD	4,556,207	JPY	560,194,000	June 2016	(432,724)
CIT	USD	1,053,025	JPY	129,520,000	July 2016	(102,239)
CIT	USD	790,574	JPY	97,662,000	August 2016	(81,030)
CIT	USD	1,275,158	JPY	141,415,000	September 2016	11,079
CIT	USD	2,387,915	JPY	290,165,958	November 2016	(211,865)
CIT	USD	122,203	JPY	14,230,000	January 2017	(5,638)
CIT	USD	2,225,912	JPY	249,286,000	February 2017	(16,407)
CIT	USD	2,558,354	KRW	3,083,000,000	May 2016	(130,555)
CIT	USD	859,844	KRW	1,046,000,000	June 2016	(51,708)
CIT	USD	1,150,450	KRW	1,394,000,000	September 2016	(62,503)
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	CLP	1,128,961,000	USD	1,567,768	April 2016	$118,029
DB	CLP	1,016,168,500	USD	1,429,081	May 2016	85,817
DB	CLP	796,439,500	USD	1,145,727	June 2016	39,628
DB	INR	112,894,000	USD	1,650,642	April 2016	46,951
DB	INR	48,853,500	USD	707,238	May 2016	24,989
DB	USD	10,018,873	EUR	9,007,433	April 2016	(239,475)
DB	USD	596,992	EUR	552,345	May 2016	(32,526)
DB	USD	6,110,667	EUR	5,519,604	June 2016	(185,032)
DB	USD	10,492,844	EUR	9,581,018	July 2016	(452,753)
DB	USD	660,660	EUR	594,845	August 2016	(19,357)
DB	USD	675,123	EUR	618,700	September 2016	(32,655)
DB	USD	3,320,970	EUR	2,929,310	October 2016	(33,883)
DB	USD	4,044,517	EUR	3,675,056	November 2016	(170,280)
DB	USD	1,775,688	EUR	1,614,000	January 2017	(80,857)
DB	USD	3,043,317	EUR	2,702,000	February 2017	(66,768)
DB	USD	4,869,409	JPY	592,730,000	June 2016	(410,523)
DB	USD	1,207,834	JPY	142,613,441	July 2016	(63,925)
DB	USD	1,337,923	JPY	159,757,000	August 2016	(88,490)
DB	USD	512,923	JPY	56,915,000	September 2016	4,118
DB	USD	1,113,076	JPY	132,200,000	October 2016	(69,628)
DB	USD	575,961	JPY	69,943,000	November 2016	(50,755)
DB	USD	639,896	JPY	73,860,000	January 2017	(23,824)
DB	USD	222,615	JPY	25,220,000	February 2017	(4,254)
DB	USD	195,780	JPY	21,785,000	March 2017	(299)
DB	USD	1,812,958	KRW	2,240,000,000	May 2016	(140,322)
DB	USD	1,878,610	KRW	2,244,000,000	June 2016	(76,745)
GS	USD	112,117	EUR	100,000	April 2016	(1,776)
GS	USD	1,653,608	EUR	1,528,816	May 2016	(88,495)
GS	USD	399,450	EUR	364,000	January 2017	(19,294)
GS	USD	861,778	EUR	756,000	February 2017	(8,580)
GS	USD	592,881	JPY	72,750,000	May 2016	(54,376)
GS	USD	1,170,816	JPY	137,159,000	January 2017	(61,548)
GS	USD	1,505,456	JPY	168,946,270	February 2017	(14,311)
GS	USD	2,825,224	KRW	3,495,000,000	June 2016	(221,279)
HSB	INR	800,667,000	USD	11,821,945	April 2016	241,439
HSB	INR	107,921,500	USD	1,554,759	May 2016	62,155
HSB	MYR	90,568,000	USD	21,876,329	September 2016	1,413,298
HSB	USD	728,732	EUR	683,934	April 2016	(49,956)
HSB	USD	3,897,259	EUR	3,454,318	June 2016	(42,069)
HSB	USD	787,081	EUR	713,000	August 2016	(27,677)
HSB	USD	951,518	EUR	839,000	October 2016	(9,636)
HSB	USD	911,444	EUR	810,000	February 2017	(20,890)
HSB	USD	1,277,684	JPY	151,830,700	May 2016	(73,418)
HSB	USD	5,158,312	JPY	628,450,000	June 2016	(438,388)
HSB	USD	407,680	JPY	47,880,000	July 2016	(19,297)
HSB	USD	1,129,792	JPY	139,213,000	August 2016	(113,177)
HSB	USD	915,968	JPY	103,138,000	September 2016	(5,234)
HSB	USD	2,228,300	JPY	264,800,000	October 2016	(140,479)
HSB	USD	309,874	JPY	37,738,000	November 2016	(28,214)
HSB	USD	829,369	JPY	97,119,132	January 2017	(43,665)
HSB	USD	2,027,748	JPY	226,231,000	February 2017	(7,879)
HSB	USD	414,960	JPY	46,600,000	March 2017	(4,561)
HSB	USD	9,950,011	KRW	12,146,000,000	April 2016	(654,170)
HSB	USD	11,553,822	KRW	14,121,000,000	May 2016	(761,028)
HSB	USD	1,995,344	KRW	2,471,000,000	June 2016	(165,378)
HSB	USD	8,277,845	KRW	9,854,000,000	September 2016	(295,828)
JPM	CLP	30,410,000	USD	41,998	April 2016	3,420
JPM	CLP	232,930,000	USD	332,235	May 2016	14,902
JPM	CLP	240,081,000	USD	350,674	June 2016	6,468
JPM	IDR	23,720,000,000	AUD	2,107,091	May 2016	69,118
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	IDR	55,542,800,000	USD	3,820,000	April 2016	$380,124
JPM	IDR	19,419,555,300	USD	1,393,081	March 2017	(8,802)
JPM	INR	45,583,000	USD	665,470	April 2016	19,620
JPM	INR	36,046,000	USD	519,717	May 2016	19,745
JPM	INR	13,318,000	USD	192,574	June 2016	6,342
JPM	MYR	29,123,000	USD	7,199,753	March 2017	240,315
JPM	PHP	12,070,000	USD	258,624	September 2016	2,012
JPM	PHP	26,230,000	USD	572,398	June 2016	(3,491)
JPM	USD	2,875,188	AUD	4,061,000	May 2016	(230,690)
JPM	USD	15,672,768	AUD	20,909,000	June 2016	(294,611)
JPM	USD	3,832,773	AUD	5,375,000	December 2016	(242,417)
JPM	USD	3,454,933	EUR	3,095,563	April 2016	(68,986)
JPM	USD	1,567,232	EUR	1,375,392	May 2016	(429)
JPM	USD	53,545	EUR	48,000	June 2016	(1,210)
JPM	USD	5,670,708	EUR	5,087,000	July 2016	(138,662)
JPM	USD	2,975,083	EUR	2,648,435	August 2016	(52,560)
JPM	USD	3,331,123	EUR	2,940,000	September 2016	(32,288)
JPM	USD	2,416,381	EUR	2,112,000	October 2016	(3,115)
JPM	USD	874,413	EUR	809,106	November 2016	(53,667)
JPM	USD	405,107	EUR	364,000	December 2016	(12,929)
JPM	USD	1,254,803	EUR	1,133,000	January 2017	(48,185)
JPM	USD	11,350,286	JPY	1,354,605,600	April 2016	(694,064)
JPM	USD	528,996	JPY	62,827,000	May 2016	(30,089)
JPM	USD	1,785,457	JPY	219,790,000	June 2016	(172,019)
JPM	USD	4,082,801	JPY	491,125,000	July 2016	(296,555)
JPM	USD	4,004,652	JPY	469,546,000	August 2016	(187,787)
JPM	USD	1,577,529	JPY	187,170,000	October 2016	(96,768)
JPM	USD	305,921	JPY	37,286,000	November 2016	(28,117)
JPM	USD	2,192,238	JPY	256,670,000	January 2017	(113,594)
JPM	USD	4,465,174	JPY	514,373,000	February 2017	(160,681)
JPM	USD	1,009,819	JPY	112,634,000	March 2017	(4,201)
MS	CLP	546,295,000	USD	767,570	April 2016	48,180
MS	CLP	961,335,000	USD	1,341,725	May 2016	92,588
MS	CLP	461,070,000	USD	665,141	June 2016	21,053
MS	USD	1,112,936	EUR	1,033,000	May 2016	(64,226)
MS	USD	527,310	EUR	479,000	June 2016	(18,976)
MS	USD	138,391	EUR	123,000	August 2016	(2,219)
MS	USD	1,044,484	EUR	968,000	November 2016	(66,337)
MS	USD	34,413	EUR	31,000	December 2016	(1,187)
MS	USD	343,157	JPY	38,040,000	September 2016	3,126
MS	USD	234,790	JPY	28,500,000	November 2016	(20,559)
SAH	USD	1,237,083	EUR	1,134,000	April 2016	(54,229)
SAH	USD	1,221,579	EUR	1,048,692	August 2016	22,326
SAH	USD	627,826	EUR	551,000	February 2017	(6,542)
SAH	USD	1,248,814	JPY	151,065,500	May 2016	(95,435)
SAH	USD	513,630	JPY	59,860,000	July 2016	(20,181)
SAH	USD	365,500	JPY	42,690,000	January 2017	(18,020)
SAH	USD	1,800,540	JPY	207,930,000	February 2017	(69,257)
UBS	USD	1,505,306	EUR	1,406,000	May 2016	(97,091)
					Net Depreciation	$(9,828,422)
At March 31, 2016, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Depreciation
Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$ (35,998)
Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(821,789)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(345,446)
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Depreciation
Receive	1.91%	3-month USD BBA LIBOR	$ 8,650,000	January 22, 2025	$ (254,761)
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	(368,293)
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	(218,820)
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	(50,112)
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	(42,748)
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	(45,093)
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(106,451)
Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(104,568)
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(1,164,214)
				Net Depreciation	$(3,558,293)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Summary of Investments by Country as of March 31, 2016.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 69,348,969	22.35%
United States	54,355,075	17.52
South Korea	45,445,143	14.65
Brazil	37,139,338	11.97
Malaysia	22,050,407	7.11
Ukraine	17,282,086	5.57
Philippines	17,126,026	5.52
Indonesia	16,791,526	5.41
Portugal	10,298,783	3.32
Poland	5,775,562	1.86
Serbia	5,266,320	1.70
Peru	2,983,499	0.96
Hungary	2,838,663	0.92
Columbia	1,954,556	0.63
Slovenia	870,921	0.28
Lithuania	687,010	0.22
Singapore	22,258	0.01
Total	$310,236,142	100.00%
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$322,866,589
Gross unrealized appreciation on investments	8,711,846
Gross unrealized depreciation on investments	(21,342,293)
Net unrealized depreciation on investments	$(12,630,447)
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $314,435,906 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional value of $72,290,000 in interest rate swaps for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.72%
$1,000,000	Apidos CLO XVII(a)(b) Series 2014-17A Class A1A 2.12%, 04/17/2026	$ 982,500
1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A5 Class A5 1.60%, 05/17/2021	1,007,048
277,616	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.67%, 09/25/2036	289,854
1,000,000	Enterprise Fleet Financing LLC(a) Series 2015-2 Class A3 2.09%, 02/22/2021	996,795
3,250,000	Ford Credit Auto Owner Trust(a) Series 2014-2 Class A 2.31%, 04/15/2026	3,279,374
	Towd Point Mortgage Trust(a)(b)
	Series 2015-4 Class A1B
912,200	2.75%, 04/25/2055	909,699
	Series 2015-5 Class A1B
935,260	2.75%, 05/25/2055	934,328
		8,399,598
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp(b) Series T-34 Class A1V 0.67%, 07/25/2031	147,572
TOTAL ASSET-BACKED SECURITIES — 2.77% (Cost $8,488,264)		$ 8,547,170
CORPORATE BONDS AND NOTES
Basic Materials — 0.16%
500,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	502,055
Consumer, Cyclical — 0.16%
498,927	JetBlue Airways 2004-2 G-1 Pass Through Trust(b) 0.99%, 08/15/2016	496,432
Financial — 1.07%
1,000,000	Bank of America Corp 2.60%, 01/15/2019	1,016,910
1,267,789	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,270,109
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	JPMorgan Chase & Co 2.75%, 06/23/2020	$ 1,024,050
		3,311,069
Industrial — 0.33%
1,000,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,003,425
Technology — 0.33%
1,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	1,016,299
Utilities — 0.37%
1,010,279	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,127,786
TOTAL CORPORATE BONDS AND NOTES — 2.42% (Cost $7,383,060)		$ 7,457,066
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 84.58%
1,838,168	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	1,806,662
	Federal Home Loan Mortgage Corp
4,000,000	4.00%, TBA	4,269,062
18,400	9.50%, 06/01/2020	18,464
16,251	11.00%, 07/01/2020	16,568
42,038	11.00%, 08/01/2020	44,544
88,487	5.50%, 04/01/2022	96,098
191,288	4.50%, 03/01/2024	205,258
707,994	4.50%, 04/01/2024	756,210
393,092	4.50%, 05/01/2024	419,785
399,706	4.50%, 12/01/2024	429,532
11,047	9.50%, 04/01/2025	12,648
429,278	4.00%, 03/01/2026	458,516
3,356,645	3.00%, 12/01/2026	3,522,302
1,348,825	3.00%, 04/01/2027	1,415,442
695,248	3.00%, 05/01/2030	728,286
1,584,342	3.50%, 02/01/2032	1,679,191
90,278	7.50%, 03/01/2032	94,830
90,574	7.00%, 09/01/2032	109,770
280,467	5.50%, 05/01/2033	316,053
199,329	5.50%, 06/01/2033	224,613
169,387	5.50%, 08/01/2033	190,057
117,013	5.50%, 01/01/2034	131,797
1,502,504	4.00%, 05/01/2034	1,620,468
288,856	5.50%, 10/01/2034	325,150
273,703	5.00%, 08/01/2035	303,189
978,539	5.00%, 09/01/2035	1,082,466
150,217	5.50%, 09/01/2035	169,045
693,385	5.00%, 12/01/2035	767,513
43,888	5.00%, 01/01/2036	48,327
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 544,290	6.00%, 01/01/2036	$ 625,628
297,406	6.00%, 03/01/2036	339,194
261,486	6.00%, 07/01/2036	300,688
71,027	5.50%, 05/01/2038	79,464
48,544	6.00%, 05/01/2038	55,438
203,143	5.00%, 06/01/2038	223,048
1,177,020	4.50%, 02/01/2040	1,288,734
1,722,605	5.00%, 03/01/2040	1,920,999
1,049,277	4.00%, 10/01/2040	1,122,741
1,247,488	4.00%, 01/01/2041	1,334,959
751,558	4.00%, 02/01/2041	804,168
744,801	3.50%, 02/01/2042	780,640
865,975	4.00%, 03/01/2042	927,707
2,794,413	3.50%, 06/01/2042	2,928,449
4,440,645	3.50%, 08/01/2042	4,667,314
1,738,459	3.50%, 09/01/2042	1,821,851
1,583,828	3.00%, 11/01/2042	1,624,403
547,887	3.50%, 11/01/2042	574,168
2,975,075	3.00%, 12/01/2042	3,051,294
811,775	3.50%, 03/01/2043	851,707
2,719,148	3.00%, 04/01/2043	2,788,513
2,130,296	3.00%, 06/01/2043	2,184,296
1,170,331	4.00%, 06/01/2043	1,259,593
2,157,432	3.00%, 07/01/2043	2,212,026
960,226	4.50%, 11/01/2043	1,046,194
1,945,724	4.00%, 01/01/2044	2,079,943
3,253,461	4.00%, 05/01/2044	3,493,838
879,460	3.00%, 10/01/2044	901,214
643,540	4.00%, 10/01/2044	691,087
4,968,315	3.50%, 03/01/2045	5,226,803
747,803	3.50%, 04/01/2045	785,907
2,425,917	3.50%, 08/01/2045	2,544,199
2,408,615	4.00%, 09/01/2045	2,573,026
2,729,042	3.50%, 10/01/2045	2,858,936
1,988,982	3.50%, 12/01/2045	2,083,652
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(b)
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020	1,040,423
	Series 2011-K704 Class B
1,000,000	4.54%, 10/25/2030(a)	1,035,271
	Series 2012-K501 Class B
2,000,000	3.36%, 11/25/2046(a)	2,008,161
	Federal National Mortgage Association
31,479	6.50%, 02/01/2017	31,845
34,149	6.00%, 03/01/2017	34,619
11,419	5.50%, 01/01/2018	11,734
186,772	5.50%, 04/01/2018	192,258
238,909	5.00%, 05/01/2018	247,036
23,604	5.00%, 06/01/2018	24,432
432,432	5.00%, 08/01/2018	447,805
1,917	9.50%, 09/01/2020	1,927
2,491	8.50%, 08/01/2021	2,503
86,808	5.00%, 06/01/2023	93,228
6,534	8.50%, 08/01/2024	7,417
1,553,842	4.00%, 01/01/2025	1,660,543
536,684	4.00%, 07/01/2025	572,762
523,893	4.00%, 09/01/2025	559,707
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,768,343	3.50%, 11/01/2025	$ 1,869,747
455,110	4.00%, 12/01/2025	485,607
77,226	8.50%, 11/01/2026	83,563
646,127	3.00%, 06/01/2027	676,574
2,775,379	3.00%, 08/01/2029	2,902,571
377,787	4.50%, 02/01/2030	410,795
382,468	4.50%, 03/01/2030	415,886
1,447,805	3.00%, 10/01/2030	1,516,082
78,075	7.00%, 02/01/2031	85,599
117,721	7.00%, 09/01/2031	142,798
270,928	6.50%, 12/01/2031	309,859
181,449	7.00%, 12/01/2031	205,793
712,053	6.50%, 01/01/2032	814,550
108,353	7.00%, 01/01/2032	115,688
287,451	6.50%, 02/01/2032	328,821
170,234	6.00%, 02/01/2033	179,386
325,527	6.00%, 03/01/2033	380,227
348,116	5.50%, 07/01/2033	393,943
608,950	5.00%, 09/01/2033	676,776
179,597	5.50%, 09/01/2033	203,080
116,779	5.00%, 11/01/2033	129,792
391,656	5.50%, 11/01/2033	449,219
142,344	5.50%, 12/01/2033	161,043
222,172	5.50%, 03/01/2034	251,246
164,918	5.50%, 10/01/2034	186,782
288,210	5.50%, 12/01/2034	326,463
271,270	5.50%, 01/01/2035	307,042
543,882	5.50%, 02/01/2035	615,601
953,494	3.00%, 03/01/2035	988,655
1,305,344	3.50%, 04/01/2035	1,376,770
262,284	5.50%, 05/01/2035	297,035
41,007	5.00%, 08/01/2035	45,494
297,763	5.00%, 09/01/2035	330,957
760,481	5.00%, 10/01/2035	842,957
248,908	5.50%, 10/01/2035	281,553
516,288	6.00%, 12/01/2035	592,791
291,089	5.50%, 01/01/2036	327,990
285,582	6.00%, 01/01/2036	326,441
111,270	6.00%, 02/01/2036	126,799
120,065	6.00%, 03/01/2036	137,525
446,702	5.50%, 05/01/2036	505,416
79,754	6.00%, 12/01/2036	91,066
153,837	6.00%, 05/01/2037	175,451
253,790	5.00%, 07/01/2037	282,077
653,884	5.50%, 03/01/2038	736,068
544,385	5.50%, 06/01/2038	613,178
352,771	4.50%, 02/01/2039	388,724
473,615	5.00%, 04/01/2039	527,463
1,066,056	4.50%, 05/01/2039	1,181,845
512,138	4.50%, 06/01/2039	563,532
1,409,983	4.50%, 08/01/2039	1,540,724
1,353,293	5.00%, 11/01/2039	1,519,098
610,277	5.00%, 12/01/2039	685,062
282,398	4.50%, 03/01/2040	308,183
760,648	5.00%, 06/01/2040	847,359
2,158,135	4.50%, 08/01/2040	2,354,243
305,729	4.50%, 09/01/2040	334,238
1,406,358	5.00%, 09/01/2040	1,559,207
735,971	4.50%, 11/01/2040	802,942
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 924,360	5.00%, 01/01/2041	$ 1,043,828
718,134	4.50%, 02/01/2041	788,485
224,482	4.00%, 03/01/2041	240,508
4,130,270	4.50%, 03/01/2041	4,510,453
1,008,538	4.50%, 04/01/2041	1,100,973
1,716,164	4.50%, 08/01/2041	1,872,372
975,448	4.00%, 09/01/2041	1,048,295
1,036,911	4.50%, 10/01/2041	1,135,273
2,982,361	3.50%, 12/01/2041	3,133,829
3,240,622	4.00%, 12/01/2041	3,487,662
4,297,624	3.50%, 04/01/2042	4,522,960
1,824,165	4.00%, 07/01/2042	1,970,886
1,411,170	3.50%, 08/01/2042	1,482,987
525,767	3.00%, 09/01/2042	540,534
1,898,790	3.50%, 09/01/2042	1,962,020
1,448,290	3.50%, 10/01/2042	1,521,997
734,671	3.50%, 11/01/2042	773,566
922,225	3.00%, 12/01/2042	948,127
821,371	3.00%, 02/01/2043	841,976
2,888,633	3.00%, 03/01/2043	2,969,451
2,919,697	3.00%, 05/01/2043	3,001,446
2,133,981	3.50%, 05/01/2043	2,251,771
1,798,297	3.00%, 07/01/2043	1,820,938
1,488,860	3.00%, 08/01/2043	1,530,441
2,052,525	3.50%, 08/01/2043	2,159,431
1,017,165	3.00%, 09/01/2043	1,045,728
1,007,622	3.50%, 09/01/2043	1,040,862
2,205,285	4.00%, 10/01/2043	2,389,816
2,499,776	3.50%, 01/01/2044	2,626,333
662,750	3.50%, 08/01/2044	699,154
1,367,960	4.00%, 11/01/2044	1,469,443
1,912,930	3.50%, 12/01/2044	2,016,536
1,284,671	4.00%, 12/01/2044	1,373,524
2,819,037	3.50%, 02/01/2045	2,966,434
4,456,596	3.50%, 04/01/2045	4,683,587
2,608,053	3.50%, 05/01/2045	2,748,427
883,210	4.00%, 05/01/2045	944,165
3,621,991	3.50%, 06/01/2045	3,812,887
2,416,958	3.00%, 07/01/2045	2,482,484
3,120,388	4.00%, 07/01/2045	3,343,786
1,698,331	4.00%, 09/01/2045	1,816,058
2,440,575	3.00%, 11/01/2045	2,505,345
4,700,862	3.50%, 12/01/2045	4,931,146
746,627	4.00%, 12/01/2045	798,536
996,739	3.50%, 01/01/2046	1,045,544
3,650,000	4.00%, 03/01/2046	3,903,680
	Government National Mortgage Association
2,851	9.00%, 07/15/2018	2,863
2,902	9.50%, 05/20/2022	2,916
6,466	8.00%, 11/20/2023	7,174
3,553	7.50%, 10/20/2028	3,952
4,086	7.50%, 12/20/2028	4,650
318,828	5.00%, 10/20/2033	352,871
261,483	5.00%, 02/20/2034	289,724
267,387	5.50%, 11/20/2034	301,566
216,293	5.50%, 04/20/2035	244,776
220,994	5.00%, 12/20/2035	244,566
140,778	5.50%, 05/20/2039	156,815
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$3,086,548	4.00%, 12/15/2040	$ 3,318,907
1,846,423	4.00%, 01/15/2041	1,980,200
2,581,576	4.50%, 02/20/2041	2,846,345
1,974,451	4.00%, 03/20/2041	2,127,776
616,676	4.00%, 05/20/2041	664,323
2,504,529	4.00%, 07/20/2041	2,696,985
1,371,119	4.00%, 09/15/2041	1,473,843
1,059,944	3.50%, 08/15/2042	1,118,863
3,436,215	3.50%, 08/20/2045	3,652,539
3,466,045	3.50%, 12/20/2045	3,667,748
1,990,106	3.00%, 01/20/2046	2,064,222
2,486,281	3.50%, 01/20/2046	2,630,967
2,000,000	3.50%, 03/20/2046	2,116,388
	National Credit Union Administration Guaranteed Notes Trust
	Series 2010-R1 Class 1A
2,296,984	0.89%, 10/07/2020(b)	2,295,581
	Series 2010-C1 Class APT
136,879	2.65%, 10/29/2020	137,006
	Series 2010-R2 Class 2A
1,168,356	0.91%, 11/05/2020(b)	1,167,258
	Series 2010-R3 Class 3A
309,820	2.40%, 12/08/2020	313,581
	Vendee Mortgage Trust
	Series 1993-3 Class 1
578,787	5.59%, 09/15/2023(b)	629,929
	Series 1996-3 Class 1Z
1,294,157	6.75%, 09/15/2026	1,473,939
	Series 2011-2 Class V
1,570,751	3.75%, 02/15/2028	1,663,172
	Series 2002-1 Class 1A
688,611	6.00%, 10/15/2031	794,851
	Series 2008-1 Class GD
2,128,339	5.25%, 01/15/2032	2,359,848
TOTAL MORTGAGE-BACKED SECURITIES — 84.58% (Cost $254,520,805)		$260,710,542
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017	1,816,380
3,400,000	1.75%, 12/14/2018	3,479,115
1,500,000	3.13%, 12/11/2020	1,621,549
3,000,000	1.75%, 03/12/2021(d)	3,051,471
500,000	5.75%, 06/12/2026	654,687
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.45% (Cost $10,262,297)		$ 10,623,202
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	0.88%, 10/15/2018	1,001,562
1,000,000	1.50%, 03/31/2019	1,018,516
3,000,000	1.63%, 06/30/2020	3,059,532
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$1,000,000	1.63%, 07/31/2020	$ 1,019,805
1,650,000	2.38%, 12/31/2020	1,737,978
3,000,000	1.75%, 05/15/2023	3,041,250
1,200,000	5.25%, 11/15/2028	1,641,281
500,000	4.50%, 02/15/2036	686,035
4,000,000	2.88%, 05/15/2043	4,214,844
TOTAL U.S. TREASURY BONDS AND NOTES — 5.65% (Cost $16,203,565)		$ 17,420,803
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.65%
2,000,000	Federal Home Loan Bank 0.16%, 04/26/2016	1,999,778
Repurchase Agreements — 1.01%
740,167	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $740,167 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(e)	740,167
740,167	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $740,167 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(e)	740,167
155,583	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $155,583 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(e)	155,583
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$740,167	Undivided interest of 1.55% in a repurchase agreement (principal amount/value $47,806,933 with a maturity value of $47,807,331) with ING Financial Markets LLC, 0.30%, dated 3/31/16 to be repurchased at $740,167 on 4/1/16 collateralized by Federal Home Loan Mortgage Corp securities, 2.01% - 6.25%, 9/1/34 - 12/1/44, with a value of $48,763,339.(e)
		$ 740,167
740,166	Undivided interest of 4.88% in a repurchase agreement (principal amount/value $15,174,044 with a maturity value of $15,174,175) with BNP Paribas Securities Corp, 0.31%, dated 3/31/16 to be repurchased at $740,166 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.50%, 11/15/16 - 2/1/46, with a value of $15,477,526.(e)	740,166
		3,116,250
SHORT TERM INVESTMENTS — 1.66% (Cost $5,116,028)		$ 5,116,028
TOTAL INVESTMENTS — 100.53% (Cost $301,974,019)		$309,874,811
OTHER ASSETS & LIABILITIES, NET — (0.53)%		$ (1,638,940)
TOTAL NET ASSETS — 100.00%		$308,235,871
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2016, the aggregate cost and fair value of 144A securities was $14,740,878 and $14,728,379, respectively, representing 4.78% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2016. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at March 31, 2016.
(e)	Collateral received for securities on loan.
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2016

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$301,974,019
Gross unrealized appreciation on investments	8,325,507
Gross unrealized depreciation on investments	(424,715)
Net unrealized appreciation on investments	$7,900,792

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.87%
70,197	American Campus Communities Inc REIT	$ 3,305,577
98,632	American Homes 4 Rent REIT Class A	1,568,249
84,365	Apartment Investment & Management Co REIT Class A	3,528,144
73,807	AvalonBay Communities Inc REIT	14,038,091
46,832	Camden Property Trust REIT	3,938,103
34,058	Education Realty Trust Inc REIT	1,416,813
196,712	Equity Residential REIT	14,759,301
35,239	Essex Property Trust Inc REIT	8,240,993
40,638	Mid-America Apartment Communities Inc REIT	4,153,610
89,756	Monogram Residential Trust Inc REIT(a)	884,994
11,472	NexPoint Residential Trust Inc REIT	150,169
28,901	Post Properties Inc REIT	1,726,546
19,432	Silver Bay Realty Trust Corp REIT	288,565
143,912	UDR Inc REIT	5,544,929
		63,544,084
Diversified REITS — 8.22%
108,214	Cousins Properties Inc REIT	1,123,261
78,840	Digital Realty Trust Inc REIT	6,976,552
186,348	Duke Realty Corp REIT	4,200,284
39,613	DuPont Fabros Technology Inc REIT	1,605,515
78,769	Liberty Property Trust REIT	2,635,611
10,485	PS Business Parks Inc REIT	1,053,847
95,496	Vornado Realty Trust REIT	9,017,687
36,729	Washington REIT	1,072,854
		27,685,611
Health Care REITS — 7.74%
45,147	Care Capital Properties Inc	1,211,746
250,796	HCP Inc REIT	8,170,934
55,063	Healthcare Realty Trust Inc REIT	1,700,896
20,213	LTC Properties Inc REIT	914,436
127,933	Senior Housing Properties Trust REIT	2,288,721
6,605	Universal Health Realty Income Trust REIT	371,531
181,050	Ventas Inc REIT	11,398,908
		26,057,172
Hotels REITS — 9.89%
84,107	Apple Hospitality Inc REIT(a)	1,666,160
13,804	Ashford Hospitality Prime Inc REIT	161,093
43,721	Ashford Hospitality Trust Inc REIT	278,940
108,146	DiamondRock Hospitality Co REIT(a)	1,094,437
Shares		Fair Value
Hotels REITS — (continued)
71,068	FelCor Lodging Trust Inc REIT	$ 577,072
24,803	Hersha Hospitality Trust REIT	529,296
81,643	Hospitality Properties Trust REIT	2,168,438
405,274	Host Hotels & Resorts Inc REIT	6,768,076
60,841	LaSalle Hotel Properties REIT	1,539,886
38,713	Pebblebrook Hotel Trust REIT(a)	1,125,387
67,732	RLJ Lodging Trust REIT	1,549,708
116,036	Sunstone Hotel Investors Inc REIT	1,624,504
191,325	Welltower Inc REIT	13,266,475
60,160	Xenia Hotels & Resorts Inc REIT(a)	939,699
		33,289,171
Manufactured Homes REITS — 1.59%
43,143	Equity LifeStyle Properties Inc REIT	3,137,791
31,138	Sun Communities Inc REIT	2,229,792
		5,367,583
Office Property REITS — 12.20%
39,531	Alexandria Real Estate Equities Inc REIT	3,592,973
82,745	Boston Properties Inc REIT	10,515,235
94,384	Brandywine Realty Trust REIT	1,324,207
66,998	Columbia Property Trust Inc REIT	1,473,286
50,926	Corporate Office Properties Trust REIT	1,336,298
75,407	Douglas Emmett Inc REIT	2,270,505
68,069	Equity Commonwealth REIT(b)	1,920,907
31,152	First Potomac Realty Trust REIT	282,237
116,827	Forest City Realty Trust Inc REIT	2,463,881
48,036	Franklin Street Properties Corp REIT	509,662
51,774	Highwoods Properties Inc REIT	2,475,315
49,670	Kilroy Realty Corp REIT	3,073,083
48,268	Mack-Cali Realty Corp REIT	1,134,298
87,554	New York Inc REIT	884,295
43,903	Parkway Properties Inc REIT	687,521
78,390	Piedmont Office Realty Trust Inc REIT Class A	1,592,101
53,903	SL Green Realty Corp REIT	5,222,123
25,553	Tier Inc REIT(a)	343,432
		41,101,359
Regional Malls REITS — 16.54%
81,746	CBL & Associates Properties Inc REIT	972,777
313,746	General Growth Properties Inc REIT	9,327,669
68,298	Macerich Co REIT	5,411,933
37,314	Pennsylvania REIT	815,311
20,318	Rouse Properties Inc REIT(a)	373,445
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
Regional Malls REITS — (continued)
166,690	Simon Property Group Inc REIT	$ 34,619,846
51,068	Tanger Factory Outlet Centers Inc REIT	1,858,365
32,452	Taubman Centers Inc REIT	2,311,556
		55,690,902
Shopping Centers REITS — 9.64%
37,960	Acadia Realty Trust REIT	1,333,535
91,659	Brixmor Property Group Inc REIT	2,348,304
40,288	Cedar Realty Trust Inc REIT	291,282
163,872	DDR Corp REIT	2,915,283
48,863	Equity One Inc REIT	1,400,414
37,534	Federal Realty Investment Trust REIT	5,857,181
222,878	Kimco Realty Corp REIT	6,414,429
44,935	Kite Realty Group Trust REIT	1,245,149
42,647	Ramco-Gershenson Properties Trust REIT	768,925
52,584	Regency Centers Corp REIT	3,935,912
53,652	Retail Opportunity Investments Corp REIT	1,079,478
6,132	Saul Centers Inc REIT	325,119
49,747	Urban Edge Properties REIT	1,285,462
61,434	Weingarten Realty Investors REIT	2,305,004
99,833	WP Glimcher Inc REIT	947,415
		32,452,892
Storage REITS — 10.11%
92,945	CubeSmart REIT	3,095,068
67,370	Extra Space Storage Inc REIT	6,296,400
12,400	National Storage Affiliates Trust REIT	262,880
79,343	Public Storage REIT	21,885,180
21,226	Sovran Self Storage Inc REIT(a)	2,503,607
		34,043,135
Warehouse/Industry REITS — 5.14%
47,584	DCT Industrial Trust Inc REIT	1,878,141
17,326	EastGroup Properties Inc REIT	1,045,971
59,661	First Industrial Realty Trust Inc REIT	1,356,691
282,711	Prologis Inc REIT	12,490,172
29,947	Rexford Industrial Realty Inc REIT	543,837
		17,314,812
TOTAL COMMON STOCK — 99.94% (Cost $291,397,709)		$336,546,721
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.03%
$1,627,148	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $1,627,148 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(c)	$ 1,627,148
1,627,148	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $1,627,148 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(c)	1,627,148
1,627,149	Undivided interest of 10.73% in a repurchase agreement (principal amount/value $15,174,044 with a maturity value of $15,174,175) with BNP Paribas Securities Corp, 0.31%, dated 3/31/16 to be repurchased at $1,627,149 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.50%, 11/15/16 - 2/1/46, with a value of $15,477,526.(c)	1,627,149
342,499	Undivided interest of 2.37% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $342,499 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(c)	342,499
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,627,148	Undivided interest of 5.88% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $1,627,148 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(c)	$ 1,627,148
SHORT TERM INVESTMENTS — 2.03% (Cost $6,851,092)		$ 6,851,092
TOTAL INVESTMENTS — 101.97% (Cost $298,248,801)		$343,397,813
OTHER ASSETS & LIABILITIES, NET — (1.97)%		$ (6,633,936)
TOTAL NET ASSETS — 100.00%		$336,763,877
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	17	USD	1,743,775	June 2016	$10,625
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2016

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 336,546,721	$ —	$ —	$ 336,546,721
Short Term Investments	—	6,851,092	—	6,851,092
Total investments, at fair value:	336,546,721	6,851,092	0	343,397,813
Other Financial Investments:
Futures Contracts(a)	10,625	—	—	10,625
Total Assets	$ 336,557,346	$ 6,851,092	$ 0	$ 343,408,438
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$305,203,932
Gross unrealized appreciation on investments	53,586,125
Gross unrealized depreciation on investments	(15,392,244)
Net unrealized appreciation on investments	$38,193,881

March 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 24 futures contracts for the reporting period.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
317,848	Great-West Federated Bond Fund Institutional Class(a)	$ 3,079,951
438,031	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,016,742
206,641	Great-West Putnam High Yield Bond Institutional Class(a)	1,865,965
250,299	Great-West Short Duration Bond Fund Institutional Class(a)	2,480,460
448,308	Great-West Templeton Global Bond Fund Institutional Class(a)	4,021,325
311,616	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,078,770

TOTAL BOND MUTUAL FUNDS — 47.44% (Cost $19,729,529)		$ 18,543,213
EQUITY MUTUAL FUNDS
202,245	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,781,777
32,785	Great-West Invesco Small Cap Value Fund Institutional Class(a)	275,064
32,577	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	274,947
100,576	Great-West MFS International Growth Fund Institutional Class(a)	824,722
169,984	Great-West MFS International Value Fund Institutional Class(a)	1,657,343
143,007	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,275,619
Shares		Fair Value
Equity Mutual Funds — (continued)
25,579	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 221,775
173,484	Great-West Putnam Equity Income Fund Institutional Class(a)	1,500,637
192,803	Great-West Real Estate Index Fund Institutional Class(a)	1,980,088
177,900	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,499,702
57,095	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	479,595

TOTAL EQUITY MUTUAL FUNDS — 30.11% (Cost $12,361,098)		$ 11,771,269
Account Balance
FIXED INTEREST CONTRACT
8,792,706 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,792,706

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $8,792,706)		$ 8,792,706
TOTAL INVESTMENTS — 100.04% (Cost $40,883,333)		$ 39,107,188
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (16,967)
TOTAL NET ASSETS — 100.00%		$ 39,090,221
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
255,635	Great-West Federated Bond Fund Institutional Class(a)	$ 2,477,102
351,694	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,225,034
165,817	Great-West Putnam High Yield Bond Institutional Class(a)	1,497,327
26,975	Great-West Short Duration Bond Fund Institutional Class(a)	267,326
359,796	Great-West Templeton Global Bond Fund Institutional Class(a)	3,227,367
250,597	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,475,901

TOTAL BOND MUTUAL FUNDS — 32.96% (Cost $13,889,116)		$ 13,170,057
EQUITY MUTUAL FUNDS
334,588	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,947,717
54,012	Great-West Invesco Small Cap Value Fund Institutional Class(a)	453,162
53,743	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	453,593
166,113	Great-West MFS International Growth Fund Institutional Class(a)	1,362,123
281,661	Great-West MFS International Value Fund Institutional Class(a)	2,746,198
238,136	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,124,174
Shares		Fair Value
Equity Mutual Funds — (continued)
41,983	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 363,990
286,332	Great-West Putnam Equity Income Fund Institutional Class(a)	2,476,776
178,950	Great-West Real Estate Index Fund Institutional Class(a)	1,837,819
293,240	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,472,013
94,292	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	792,051

TOTAL EQUITY MUTUAL FUNDS — 45.12% (Cost $19,050,506)		$ 18,029,616
Account Balance
FIXED INTEREST CONTRACT
8,773,256 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,773,256

TOTAL FIXED INTEREST CONTRACT — 21.96% (Cost $8,773,256)		$ 8,773,256
TOTAL INVESTMENTS — 100.04% (Cost $41,712,878)		$ 39,972,929
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (17,839)
TOTAL NET ASSETS — 100.00%		$ 39,955,090
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
682,216	Great-West Federated Bond Fund Institutional Class(a)	$ 6,610,677
938,475	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,605,814
441,518	Great-West Putnam High Yield Bond Institutional Class(a)	3,986,910
73,950	Great-West Short Duration Bond Fund Institutional Class(a)	732,844
962,407	Great-West Templeton Global Bond Fund Institutional Class(a)	8,632,788
668,111	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	6,600,936

TOTAL BOND MUTUAL FUNDS — 23.97% (Cost $37,530,109)		$ 35,169,969
EQUITY MUTUAL FUNDS
1,702,144	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	14,995,890
273,751	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,296,770
272,351	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,298,640
844,432	Great-West MFS International Growth Fund Institutional Class(a)	6,924,342
1,429,711	Great-West MFS International Value Fund Institutional Class(a)	13,939,679
1,209,033	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,784,579
Shares		Fair Value
Equity Mutual Funds — (continued)
214,125	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 1,856,466
1,453,464	Great-West Putnam Equity Income Fund Institutional Class(a)	12,572,468
581,664	Great-West Real Estate Index Fund Institutional Class(a)	5,973,691
1,487,319	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,538,099
480,325	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,034,727

TOTAL EQUITY MUTUAL FUNDS — 60.11% (Cost $93,500,527)		$ 88,215,351
Account Balance
FIXED INTEREST CONTRACT
23,428,704 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	23,428,704

TOTAL FIXED INTEREST CONTRACT — 15.97% (Cost $23,428,704)		$ 23,428,704
TOTAL INVESTMENTS — 100.05% (Cost $154,459,340)		$146,814,024
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (66,755)
TOTAL NET ASSETS — 100.00%		$146,747,269
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
452,193	Great-West Federated Bond Fund Institutional Class(a)	$ 4,381,749
624,135	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,723,315
292,552	Great-West Putnam High Yield Bond Institutional Class(a)	2,641,743
310,505	Great-West Short Duration Bond Fund Institutional Class(a)	3,077,106
637,165	Great-West Templeton Global Bond Fund Institutional Class(a)	5,715,371
443,195	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,378,771

TOTAL BOND MUTUAL FUNDS — 17.93% (Cost $27,582,026)		$ 25,918,055
EQUITY MUTUAL FUNDS
2,083,995	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,359,994
336,670	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,824,662
334,662	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,824,549
1,033,247	Great-West MFS International Growth Fund Institutional Class(a)	8,472,622
1,749,822	Great-West MFS International Value Fund Institutional Class(a)	17,060,766
1,476,246	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,168,118
Shares		Fair Value
Equity Mutual Funds — (continued)
262,122	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,272,599
1,779,194	Great-West Putnam Equity Income Fund Institutional Class(a)	15,390,024
501,853	Great-West Real Estate Index Fund Institutional Class(a)	5,154,034
1,819,155	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,335,475
586,142	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,923,591

TOTAL EQUITY MUTUAL FUNDS — 73.18% (Cost $106,953,834)		$105,786,434
Account Balance
FIXED INTEREST CONTRACT
12,914,320 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,914,320

TOTAL FIXED INTEREST CONTRACT — 8.94% (Cost $12,914,320)		$ 12,914,320
TOTAL INVESTMENTS — 100.05% (Cost $147,450,180)		$144,618,809
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (68,725)
TOTAL NET ASSETS — 100.00%		$144,550,084
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
1,617,233	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$14,247,827
260,802	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,188,130
258,900	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,185,119
800,053	Great-West MFS International Growth Fund Institutional Class(a)	6,560,432
1,351,828	Great-West MFS International Value Fund Institutional Class(a)	13,180,318
1,143,308	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,198,312
203,425	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,763,692
1,378,647	Great-West Putnam Equity Income Fund Institutional Class(a)	11,925,292
Shares		Fair Value
Equity Mutual Funds — (continued)
238,309	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,447,432
1,411,119	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,895,735
454,653	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,819,089

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $84,017,345)		$80,411,378
TOTAL INVESTMENTS — 100.05% (Cost $84,017,345)		$80,411,378
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (40,092)
TOTAL NET ASSETS — 100.00%		$80,371,286
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of March 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2016:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2016	$8,408,216	$ 9,147,723	$23,575,242	$13,000,723
Total interest received	31,704	33,223	85,540	47,059
Purchases	596,584	1,285,786	1,448,058	1,009,350
Sales	(243,798)	(1,693,476)	(1,680,136)	(1,142,812)
Ending Balance, March 31, 2016	$8,792,706	$ 8,773,256	$23,428,704	$12,914,320
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

March 31, 2016

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile I Fund	$40,940,716	$660,941	$(2,494,469)	$(1,833,528)
Great-West Moderately Conservative Profile I Fund	42,460,788	497,644	(2,985,503)	(2,487,859)
Great-West Moderate Profile I Fund	154,898,579	3,697,435	(11,781,990)	(8,084,555)
Great-West Moderately Aggressive Profile I Fund	148,329,801	6,466,015	(10,177,007)	(3,710,992)
Great-West Aggressive Profile I Fund	84,742,596	2,952,085	(7,283,303)	(4,331,218)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 594,886	$106,850	$ 29,095	$ (6,517)	$ 3,410	$ —
Great-West Federated Bond Fund Institutional Class	317,848	2,938,074	159,804	71,944	(4,318)	22,605	3,079,951
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	202,245	1,745,358	157,632	210,256	(40,492)	—	1,781,777
Great-West Invesco Small Cap Value Fund Institutional Class	32,785	261,538	37,397	29,692	(7,901)	—	275,064
Great-West Life & Annuity Contract	8,792,706	8,408,216	596,584	243,798	—	31,704	8,792,706
Great-West Loomis Sayles Bond Fund Institutional Class	438,031	3,853,712	91,361	85,083	(11,307)	—	4,016,742
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	32,577	259,225	32,928	36,971	(9,714)	—	274,947
Great-West MFS International Growth Fund Institutional Class	100,576	784,355	89,818	37,997	(5,429)	—	824,722

March 31, 2016

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West MFS International Value Fund Institutional Class	169,984	$1,601,082	$121,379	$ 83,068	$ 23,629	$ —	$ 1,657,343
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	143,007	595,633	84,011	33,780	(691)	—	1,275,619
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	25,579	205,770	46,975	22,455	(4,141)	—	221,775
Great-West Putnam Equity Income Fund Institutional Class	173,484	1,443,183	137,502	84,921	3,349	—	1,500,637
Great-West Putnam High Yield Bond Institutional Class	206,641	1,918,694	49,733	178,858	(15,592)	—	1,865,965
Great-West Real Estate Index Fund Institutional Class	192,803	1,888,997	160,409	150,546	22,632	—	1,980,088
Great-West Short Duration Bond Fund Institutional Class	250,299	2,343,823	165,559	41,703	(707)	9,647	2,480,460
Great-West T. Rowe Price Equity Income Fund Institutional Class	177,900	1,448,445	144,530	147,427	(6,445)	—	1,499,702
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	57,095	456,892	54,982	39,067	(4,769)	—	479,595
Great-West Templeton Global Bond Fund Institutional Class	448,308	3,741,741	308,261	38,652	(6,125)	—	4,021,325
Great-West U.S. Government Mortgage Securities Fund Institutional Class	311,616	2,936,951	214,422	116,548	(5,060)	19,324	3,078,770
					$(79,598)	$86,690	$39,107,188
Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,068,119	$ 255,912	$ 166,094	$ (33,256)	$ 5,935	$ —
Great-West Federated Bond Fund Institutional Class	255,635	2,572,428	341,010	483,111	(5,021)	18,206	2,477,102
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	334,588	3,127,197	368,862	820,018	(188,617)	—	2,947,717
Great-West Invesco Small Cap Value Fund Institutional Class	54,012	468,267	80,564	131,897	(37,857)	—	453,162
Great-West Life & Annuity Contract	8,773,256	9,147,723	1,285,786	1,693,476	—	33,223	8,773,256
Great-West Loomis Sayles Bond Fund Institutional Class	351,694	3,365,665	341,853	720,745	(117,928)	—	3,225,034
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	53,743	465,906	69,969	135,628	(36,459)	—	453,593
Great-West MFS International Growth Fund Institutional Class	166,113	1,409,117	229,533	316,536	(68,336)	—	1,362,123
Great-West MFS International Value Fund Institutional Class	281,661	2,865,261	391,433	542,380	40,260	—	2,746,198
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	238,136	1,068,144	196,711	247,715	(4,446)	—	2,124,174

March 31, 2016

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	41,983	$ 372,289	$ 80,737	$ 78,210	$ (12,800)	$ —	$ 363,990
Great-West Putnam Equity Income Fund Institutional Class	286,332	2,591,505	361,722	598,365	(107,661)	—	2,476,776
Great-West Putnam High Yield Bond Institutional Class	165,817	1,670,188	158,381	450,037	(69,177)	—	1,497,327
Great-West Real Estate Index Fund Institutional Class	178,950	1,876,422	250,713	383,557	4,033	—	1,837,819
Great-West Short Duration Bond Fund Institutional Class	26,975	257,676	47,774	39,849	(401)	1,042	267,326
Great-West T. Rowe Price Equity Income Fund Institutional Class	293,240	2,594,591	384,463	766,654	(175,156)	—	2,472,013
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	94,292	816,231	125,285	185,360	(34,316)	—	792,051
Great-West Templeton Global Bond Fund Institutional Class	359,796	3,273,579	482,946	627,196	(95,672)	—	3,227,367
Great-West U.S. Government Mortgage Securities Fund Institutional Class	250,597	2,573,415	356,352	480,469	6,609	15,579	2,475,901
					$(936,201)	$73,985	$39,972,929
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,249,179	$ 593,900	$ 108,875	$ (19,813)	$ 28,818	$ —
Great-West Federated Bond Fund Institutional Class	682,216	6,630,912	331,708	487,786	(29,855)	48,636	6,610,677
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,702,144	15,320,320	398,938	1,372,111	(294,087)	—	14,995,890
Great-West Invesco Small Cap Value Fund Institutional Class	273,751	2,283,058	167,460	192,604	(53,718)	—	2,296,770
Great-West Life & Annuity Contract	23,428,704	23,575,242	1,448,058	1,680,136	—	85,540	23,428,704
Great-West Loomis Sayles Bond Fund Institutional Class	938,475	8,686,021	149,241	627,861	(96,242)	—	8,605,814
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	272,351	2,286,183	123,683	242,512	(56,491)	—	2,298,640
Great-West MFS International Growth Fund Institutional Class	844,432	6,901,303	354,842	175,759	(3,894)	—	6,924,342
Great-West MFS International Value Fund Institutional Class	1,429,711	14,061,325	323,077	594,507	168,323	—	13,939,679
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,209,033	5,249,654	349,088	115,727	(1,222)	—	10,784,579
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	214,125	1,828,032	232,390	100,900	(16,611)	—	1,856,466
Great-West Putnam Equity Income Fund Institutional Class	1,453,464	12,716,716	399,502	418,624	154,726	—	12,572,468

March 31, 2016

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Putnam High Yield Bond Institutional Class	441,518	$ 4,310,467	$ 71,630	$ 595,115	$ (76,619)	$ —	$ 3,986,910
Great-West Real Estate Index Fund Institutional Class	581,664	5,907,266	157,219	322,937	61,914	—	5,973,691
Great-West Short Duration Bond Fund Institutional Class	73,950	662,990	77,101	10,896	(116)	2,862	732,844
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,487,319	12,722,663	496,278	872,107	172,463	—	12,538,099
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	480,325	4,000,499	211,865	166,461	11,971	—	4,034,727
Great-West Templeton Global Bond Fund Institutional Class	962,407	8,448,717	366,568	213,607	(34,356)	—	8,632,788
Great-West U.S. Government Mortgage Securities Fund Institutional Class	668,111	6,629,950	427,733	552,748	(10,036)	41,583	6,600,936
					$(123,663)	$207,439	$146,814,024
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,403,569	$ 692,163	$ 33,714	$ (776)	$ 35,089	$ —
Great-West Federated Bond Fund Institutional Class	452,193	4,392,762	296,305	407,141	(29,224)	32,221	4,381,749
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,083,995	18,739,626	245,025	1,062,218	(17,631)	—	18,359,994
Great-West Invesco Small Cap Value Fund Institutional Class	336,670	2,775,995	190,590	146,949	(21,497)	—	2,824,662
Great-West Life & Annuity Contract	12,914,320	13,000,723	1,009,350	1,142,812	—	47,059	12,914,320
Great-West Loomis Sayles Bond Fund Institutional Class	624,135	5,757,527	177,874	485,734	(72,295)	—	5,723,315
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	334,662	2,784,588	130,358	165,243	16,504	—	2,824,549
Great-West MFS International Growth Fund Institutional Class	1,033,247	8,419,255	378,121	141,178	(14,363)	—	8,472,622
Great-West MFS International Value Fund Institutional Class	1,749,822	17,172,062	199,713	535,481	153,378	—	17,060,766
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,476,246	6,402,710	377,426	101,467	16,124	—	13,168,118
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	262,122	2,229,945	281,324	111,549	(18,256)	—	2,272,599
Great-West Putnam Equity Income Fund Institutional Class	1,779,194	15,543,268	259,037	372,303	66,239	—	15,390,024
Great-West Putnam High Yield Bond Institutional Class	292,552	2,869,496	66,597	403,692	(27,934)	—	2,641,743
Great-West Real Estate Index Fund Institutional Class	501,853	5,098,305	103,983	297,428	2,417	—	5,154,034

March 31, 2016

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Short Duration Bond Fund Institutional Class	310,505	$ 3,046,529	$ 243,746	$ 230,768	$ (2,405)	$ 12,025	$ 3,077,106
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,819,155	15,563,183	345,937	869,643	134,594	—	15,335,475
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	586,142	4,891,702	176,848	134,128	7,582	—	4,923,591
Great-West Templeton Global Bond Fund Institutional Class	637,165	5,579,445	320,606	208,746	(25,509)	—	5,715,371
Great-West U.S. Government Mortgage Securities Fund Institutional Class	443,195	4,389,032	358,128	443,073	(17,998)	27,584	4,378,771
					$148,950	$153,978	$144,618,809
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,972,117	$434,611	$ 26,995	$ (745)	$26,893	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,617,233	14,499,854	164,143	751,894	(26,097)	—	14,247,827
Great-West Invesco Small Cap Value Fund Institutional Class	260,802	2,163,913	103,545	71,782	(14,387)	—	2,188,130
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	258,900	2,165,371	53,980	94,826	3,782	—	2,185,119
Great-West MFS International Growth Fund Institutional Class	800,053	6,529,475	279,840	94,080	(7,266)	—	6,560,432
Great-West MFS International Value Fund Institutional Class	1,351,828	13,278,161	263,640	501,287	129,384	—	13,180,318
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,143,308	4,969,726	396,313	94,514	14,375	—	10,198,312
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	203,425	1,714,677	207,714	55,408	(9,138)	—	1,763,692
Great-West Putnam Equity Income Fund Institutional Class	1,378,647	12,023,576	156,289	223,477	35,542	—	11,925,292
Great-West Real Estate Index Fund Institutional Class	238,309	2,425,898	81,088	160,452	18,189	—	2,447,432
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,411,119	12,049,666	72,491	456,058	79,240	—	11,895,735
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	454,653	3,795,512	98,861	72,060	(3,360)	—	3,819,089
					$219,519	$26,893	$80,411,378

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,597,939	Great-West Federated Bond Fund Institutional Class(a)	$ 34,864,032
4,960,723	Great-West Loomis Sayles Bond Fund Institutional Class(a)	45,489,826
2,340,904	Great-West Putnam High Yield Bond Institutional Class(a)	21,138,367
2,833,442	Great-West Short Duration Bond Fund Institutional Class(a)	28,079,407
5,073,852	Great-West Templeton Global Bond Fund Institutional Class(a)	45,512,449
3,527,767	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	34,854,341

TOTAL BOND MUTUAL FUNDS — 47.46% (Cost $221,570,581)		$209,938,422
EQUITY MUTUAL FUNDS
2,289,544	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	20,170,885
371,139	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,113,856
368,548	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,110,545
1,138,542	Great-West MFS International Growth Fund Institutional Class(a)	9,336,044
1,922,958	Great-West MFS International Value Fund Institutional Class(a)	18,748,842
1,617,732	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	14,430,167
Shares		Fair Value
Equity Mutual Funds — (continued)
288,582	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,502,008
1,963,471	Great-West Putnam Equity Income Fund Institutional Class(a)	16,984,024
2,166,719	Great-West Real Estate Index Fund Institutional Class(a)	22,252,204
2,012,225	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	16,963,055
644,825	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,416,535

TOTAL EQUITY MUTUAL FUNDS — 30.07% (Cost $139,372,965)		$133,028,165
Account Balance
FIXED INTEREST CONTRACT
99,570,091 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	99,570,091

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $99,570,091)		$ 99,570,091
TOTAL INVESTMENTS — 100.04% (Cost $460,513,637)		$442,536,678
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (170,113)
TOTAL NET ASSETS — 100.00%		$442,366,565
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,260,246	Great-West Federated Bond Fund Institutional Class(a)	$ 12,211,781
1,735,415	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,913,758
818,758	Great-West Putnam High Yield Bond Institutional Class(a)	7,393,382
132,872	Great-West Short Duration Bond Fund Institutional Class(a)	1,316,765
1,775,185	Great-West Templeton Global Bond Fund Institutional Class(a)	15,923,407
1,234,302	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	12,194,902

TOTAL BOND MUTUAL FUNDS — 33.03% (Cost $68,334,188)		$ 64,953,995
EQUITY MUTUAL FUNDS
1,650,562	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	14,541,448
266,201	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,233,426
264,435	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,231,835
814,753	Great-West MFS International Growth Fund Institutional Class(a)	6,680,971
1,378,465	Great-West MFS International Value Fund Institutional Class(a)	13,440,035
1,169,190	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,429,176
Shares		Fair Value
Equity Mutual Funds — (continued)
206,044	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 1,786,406
1,411,641	Great-West Putnam Equity Income Fund Institutional Class(a)	12,210,696
870,049	Great-West Real Estate Index Fund Institutional Class(a)	8,935,400
1,445,598	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,186,394
463,592	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,894,172

TOTAL EQUITY MUTUAL FUNDS — 45.05% (Cost $94,476,661)		$ 88,569,959
Account Balance
FIXED INTEREST CONTRACT
43,185,701 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	43,185,701

TOTAL FIXED INTEREST CONTRACT — 21.96% (Cost $43,185,701)		$ 43,185,701
TOTAL INVESTMENTS — 100.04% (Cost $205,996,550)		$196,709,655
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (75,057)
TOTAL NET ASSETS — 100.00%		$196,634,598
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,180,932	Great-West Federated Bond Fund Institutional Class(a)	$ 50,203,232
7,141,049	Great-West Loomis Sayles Bond Fund Institutional Class(a)	65,483,417
3,359,180	Great-West Putnam High Yield Bond Institutional Class(a)	30,333,391
561,489	Great-West Short Duration Bond Fund Institutional Class(a)	5,564,356
7,296,498	Great-West Templeton Global Bond Fund Institutional Class(a)	65,449,589
5,077,797	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	50,168,638

TOTAL BOND MUTUAL FUNDS — 23.97% (Cost $285,041,973)		$ 267,202,623
EQUITY MUTUAL FUNDS
12,946,183	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	114,055,874
2,081,673	Great-West Invesco Small Cap Value Fund Institutional Class(a)	17,465,236
2,069,310	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,464,979
6,426,813	Great-West MFS International Growth Fund Institutional Class(a)	52,699,871
10,866,949	Great-West MFS International Value Fund Institutional Class(a)	105,952,749
9,173,940	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	81,831,541
Shares		Fair Value
Equity Mutual Funds — (continued)
1,619,904	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 14,044,567
11,077,608	Great-West Putnam Equity Income Fund Institutional Class(a)	95,821,308
4,379,180	Great-West Real Estate Index Fund Institutional Class(a)	44,974,181
11,321,754	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	95,442,383
3,640,910	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,583,646

TOTAL EQUITY MUTUAL FUNDS — 60.13% (Cost $687,594,596)		$ 670,336,335
Account Balance
FIXED INTEREST CONTRACT
177,746,260 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	177,746,260

TOTAL FIXED INTEREST CONTRACT — 15.94% (Cost $177,746,260)		$ 177,746,260
TOTAL INVESTMENTS — 100.04% (Cost $1,150,382,829)		$ 1,115,285,218
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (391,867)
TOTAL NET ASSETS — 100.00%		$ 1,114,893,351
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,277,386	Great-West Federated Bond Fund Institutional Class(a)	$ 12,377,872
1,761,734	Great-West Loomis Sayles Bond Fund Institutional Class(a)	16,155,098
826,419	Great-West Putnam High Yield Bond Institutional Class(a)	7,462,564
876,866	Great-West Short Duration Bond Fund Institutional Class(a)	8,689,746
1,799,386	Great-West Templeton Global Bond Fund Institutional Class(a)	16,140,489
1,251,307	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	12,362,919

TOTAL BOND MUTUAL FUNDS — 17.99% (Cost $77,070,672)		$ 73,188,688
EQUITY MUTUAL FUNDS
5,855,277	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	51,584,992
943,896	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,919,282
938,833	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,923,752
2,906,358	Great-West MFS International Growth Fund Institutional Class(a)	23,832,135
4,913,978	Great-West MFS International Value Fund Institutional Class(a)	47,911,285
4,151,678	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	37,032,969
Shares		Fair Value
Equity Mutual Funds — (continued)
734,194	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 6,365,461
5,004,504	Great-West Putnam Equity Income Fund Institutional Class(a)	43,288,962
1,402,034	Great-West Real Estate Index Fund Institutional Class(a)	14,398,886
5,118,978	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	43,152,986
1,645,956	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,826,029

TOTAL EQUITY MUTUAL FUNDS — 73.08% (Cost $314,395,706)		$297,236,739
Account Balance
FIXED INTEREST CONTRACT
36,491,697 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	36,491,697

TOTAL FIXED INTEREST CONTRACT — 8.97% (Cost $36,491,697)		$ 36,491,697
TOTAL INVESTMENTS — 100.04% (Cost $427,958,075)		$406,917,124
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (152,873)
TOTAL NET ASSETS — 100.00%		$406,764,251
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
11,861,487	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$104,499,699
1,906,287	Great-West Invesco Small Cap Value Fund Institutional Class(a)	15,993,746
1,894,523	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,989,775
5,897,330	Great-West MFS International Growth Fund Institutional Class(a)	48,358,105
9,965,695	Great-West MFS International Value Fund Institutional Class(a)	97,165,528
8,406,261	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	74,983,852
1,480,462	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	12,835,607
10,153,072	Great-West Putnam Equity Income Fund Institutional Class(a)	87,824,074
Shares		Fair Value
Equity Mutual Funds — (continued)
1,735,232	Great-West Real Estate Index Fund Institutional Class(a)	$ 17,820,837
10,383,663	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	87,534,279
3,328,521	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,959,573

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $619,621,090)		$590,965,075
TOTAL INVESTMENTS — 100.04% (Cost $619,621,090)		$590,965,075
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (220,277)
TOTAL NET ASSETS — 100.00%		$590,744,798
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of March 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2016:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2016	$95,235,356	$41,707,441	$177,215,285	$35,009,061
Total interest received	359,271	155,368	645,765	130,637
Purchases	9,090,524	5,824,205	15,388,675	4,888,081
Sales	(5,115,060)	(4,501,313)	(15,503,465)	(3,536,082)
Ending Balance, March 31, 2016	$99,570,091	$43,185,701	$177,746,260	$36,491,697
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

March 31, 2016

Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile II Fund	$464,252,900	$6,729,759	$(28,445,981)	$(21,716,222)
Great-West Moderately Conservative Profile II Fund	208,290,454	2,529,043	(14,109,842)	(11,580,799)
Great-West Moderate Profile II Fund	1,156,826,779	40,496,735	(82,038,296)	(41,541,561)
Great-West Moderately Aggressive Profile II Fund	430,682,404	10,106,209	(33,871,489)	(23,765,280)
Great-West Aggressive Profile II Fund	632,368,638	20,582,051	(61,985,614)	(41,403,563)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,723,860	$1,380,780	$ 474,021	$ (103,673)	$ 38,495	$ —
Great-West Federated Bond Fund Institutional Class	3,597,939	33,282,434	2,811,109	1,901,542	(108,064)	255,984	34,864,032
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,289,544	19,623,885	2,245,716	2,838,300	(589,147)	—	20,170,885
Great-West Invesco Small Cap Value Fund Institutional Class	371,139	3,016,349	436,721	447,986	(126,189)	—	3,113,856
Great-West Life & Annuity Contract	99,570,091	95,235,356	9,090,524	5,115,060	—	359,271	99,570,091
Great-West Loomis Sayles Bond Fund Institutional Class	4,960,723	43,560,215	2,439,520	2,500,021	(349,072)	—	45,489,826
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	368,548	2,921,216	429,077	482,791	(128,758)	—	3,110,545
Great-West MFS International Growth Fund Institutional Class	1,138,542	8,838,817	1,225,816	642,864	(92,341)	—	9,336,044

March 31, 2016

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West MFS International Value Fund Institutional Class	1,922,958	$18,015,019	$1,710,986	$1,139,107	$ 326,394	$ —	$ 18,748,842
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,617,732	6,724,283	1,158,091	641,886	(11,864)	—	14,430,167
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	288,582	2,325,672	562,825	293,136	(53,678)	—	2,502,008
Great-West Putnam Equity Income Fund Institutional Class	1,963,471	16,281,651	1,833,456	1,219,776	14,964	—	16,984,024
Great-West Putnam High Yield Bond Institutional Class	2,340,904	21,612,369	1,228,043	2,628,266	(244,393)	—	21,138,367
Great-West Real Estate Index Fund Institutional Class	2,166,719	21,156,177	2,313,849	2,119,644	286,846	—	22,252,204
Great-West Short Duration Bond Fund Institutional Class	2,833,442	26,557,589	2,593,847	1,223,987	(14,373)	109,249	28,079,407
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,012,225	16,308,520	1,914,800	1,929,738	(115,454)	—	16,963,055
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	644,825	5,148,390	729,892	547,225	(64,271)	—	5,416,535
Great-West Templeton Global Bond Fund Institutional Class	5,073,852	42,456,505	4,555,704	1,852,605	(303,850)	—	45,512,449
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,527,767	33,281,832	3,307,567	2,266,769	(92,391)	219,004	34,854,341
					$(1,769,314)	$982,003	$442,536,678
Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,866,514	$ 972,455	$ 302,713	$ (71,458)	$ 27,534	$ —
Great-West Federated Bond Fund Institutional Class	1,260,246	11,724,591	1,502,948	1,283,034	(73,239)	89,743	12,211,781
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,650,562	14,222,518	1,496,516	1,975,134	(433,887)	—	14,541,448
Great-West Invesco Small Cap Value Fund Institutional Class	266,201	2,261,631	231,037	326,521	(91,188)	—	2,233,426
Great-West Life & Annuity Contract	43,185,701	41,707,441	5,824,205	4,501,313	—	155,368	43,185,701
Great-West Loomis Sayles Bond Fund Institutional Class	1,735,415	15,323,156	1,295,287	1,476,983	(213,935)	—	15,913,758
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	264,435	2,121,408	312,596	385,773	(107,142)	—	2,231,835
Great-West MFS International Growth Fund Institutional Class	814,753	6,419,328	829,636	502,488	(75,146)	—	6,680,971
Great-West MFS International Value Fund Institutional Class	1,378,465	13,046,813	1,283,401	962,368	257,979	—	13,440,035
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,169,190	4,867,192	813,737	466,342	(19,861)	—	10,429,176

March 31, 2016

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	206,044	$ 1,704,229	$ 363,287	$ 203,117	$ (34,791)	$ —	$ 1,786,406
Great-West Putnam Equity Income Fund Institutional Class	1,411,641	11,798,192	1,317,040	963,581	(9,680)	—	12,210,696
Great-West Putnam High Yield Bond Institutional Class	818,758	7,595,425	575,728	1,171,227	(164,220)	—	7,393,382
Great-West Real Estate Index Fund Institutional Class	870,049	8,522,223	852,265	771,331	121,113	—	8,935,400
Great-West Short Duration Bond Fund Institutional Class	132,872	1,174,324	230,259	95,137	(1,020)	5,136	1,316,765
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,445,598	11,800,664	1,363,941	1,516,455	(170,524)	—	12,186,394
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	463,592	3,732,861	507,285	394,379	(42,873)	—	3,894,172
Great-West Templeton Global Bond Fund Institutional Class	1,775,185	14,943,991	1,804,344	1,013,586	(181,797)	—	15,923,407
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,234,302	11,726,501	1,703,492	1,411,121	(21,605)	76,750	12,194,902
					$(1,333,274)	$354,531	$196,709,655
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 39,420,341	$ 5,133,317	$ 810,552	$ 38,292	$ 218,292	$ —
Great-West Federated Bond Fund Institutional Class	5,180,932	49,840,308	3,925,155	4,633,763	(261,776)	369,375	50,203,232
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,946,183	114,976,132	5,313,053	9,514,850	(463,536)	—	114,055,874
Great-West Invesco Small Cap Value Fund Institutional Class	2,081,673	17,370,704	1,322,988	1,331,678	(228,989)	—	17,465,236
Great-West Life & Annuity Contract	177,746,260	177,215,285	15,388,675	15,503,465	—	645,765	177,746,260
Great-West Loomis Sayles Bond Fund Institutional Class	7,141,049	65,258,442	2,635,545	5,544,673	(818,655)	—	65,483,417
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,069,310	17,176,296	1,189,753	1,399,214	75,852	—	17,464,979
Great-West MFS International Growth Fund Institutional Class	6,426,813	51,821,130	3,592,552	1,758,532	(217,474)	—	52,699,871
Great-West MFS International Value Fund Institutional Class	10,866,949	105,536,154	3,850,983	4,573,798	1,293,176	—	105,952,749
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,173,940	39,439,145	3,555,333	1,463,567	34,630	—	81,831,541
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,619,904	13,724,911	2,001,501	966,801	(160,479)	—	14,044,567
Great-West Putnam Equity Income Fund Institutional Class	11,077,608	95,449,853	4,415,689	3,687,530	635,307	—	95,821,308

March 31, 2016

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Putnam High Yield Bond Institutional Class	3,359,180	$ 32,370,462	$ 1,250,742	$ 4,688,544	$ (450,942)	$ —	$ 30,333,391
Great-West Real Estate Index Fund Institutional Class	4,379,180	44,341,588	2,193,000	3,718,201	141,598	—	44,974,181
Great-West Short Duration Bond Fund Institutional Class	561,489	4,984,072	780,212	229,095	(2,299)	21,751	5,564,356
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,321,754	95,548,510	4,683,825	6,228,486	1,347,194	—	95,442,383
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,640,910	30,100,027	2,075,230	1,398,743	225,219	—	30,583,646
Great-West Templeton Global Bond Fund Institutional Class	7,296,498	63,546,234	4,610,283	3,260,953	(545,680)	—	65,449,589
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,077,797	49,844,810	4,559,558	5,060,121	(181,327)	316,092	50,168,638
					$ 460,111	$1,571,275	$1,115,285,218
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$17,193,354	$2,588,349	$ 145,045	$ (14,241)	$ 98,179	$ —
Great-West Federated Bond Fund Institutional Class	1,277,386	11,825,079	1,548,751	1,266,636	(73,537)	91,155	12,377,872
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,855,277	50,108,316	3,628,591	3,565,103	(96,882)	—	51,584,992
Great-West Invesco Small Cap Value Fund Institutional Class	943,896	7,616,767	791,307	544,645	(98,179)	—	7,919,282
Great-West Life & Annuity Contract	36,491,697	35,009,061	4,888,081	3,536,082	—	130,637	36,491,697
Great-West Loomis Sayles Bond Fund Institutional Class	1,761,734	15,448,144	1,346,231	1,413,363	(201,903)	—	16,155,098
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	938,833	7,468,644	750,302	600,854	(33,442)	—	7,923,752
Great-West MFS International Growth Fund Institutional Class	2,906,358	22,599,042	2,216,033	473,931	15,113	—	23,832,135
Great-West MFS International Value Fund Institutional Class	4,913,978	46,024,947	3,241,137	1,949,111	566,454	—	47,911,285
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,151,678	17,193,472	2,251,281	596,632	(9,273)	—	37,032,969
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	734,194	5,989,953	1,085,421	388,067	(66,180)	—	6,365,461
Great-West Putnam Equity Income Fund Institutional Class	5,004,504	41,621,180	3,016,867	1,315,773	222,757	—	43,288,962
Great-West Putnam High Yield Bond Institutional Class	826,419	7,670,463	599,038	1,192,436	(152,652)	—	7,462,564
Great-West Real Estate Index Fund Institutional Class	1,402,034	13,621,374	1,295,004	1,103,398	156,917	—	14,398,886

March 31, 2016

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Short Duration Bond Fund Institutional Class	876,866	$ 8,208,322	$1,168,992	$ 737,428	$ (7,867)	$ 33,981	$ 8,689,746
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,118,978	41,625,448	3,177,064	2,741,281	229,958	—	43,152,986
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,645,956	13,073,991	1,295,370	531,453	42,162	—	13,826,029
Great-West Templeton Global Bond Fund Institutional Class	1,799,386	15,051,523	1,821,762	903,109	(157,915)	—	16,140,489
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,251,307	11,827,637	1,691,155	1,326,979	(17,215)	77,961	12,362,919
					$ 304,075	$431,913	$406,917,124
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 36,229,434	$4,167,896	$ 685,867	$ (22,580)	$198,599	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	11,861,487	105,508,483	3,882,399	7,494,785	(315,823)	—	104,499,699
Great-West Invesco Small Cap Value Fund Institutional Class	1,906,287	15,966,968	958,349	920,220	(149,463)	—	15,993,746
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,894,523	15,794,585	769,310	946,398	100,934	—	15,989,775
Great-West MFS International Growth Fund Institutional Class	5,897,330	47,615,354	3,535,002	1,848,534	(216,682)	—	48,358,105
Great-West MFS International Value Fund Institutional Class	9,965,695	96,968,374	4,419,816	5,001,009	1,275,594	—	97,165,528
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,406,261	36,232,429	3,641,726	1,240,153	179,559	—	74,983,852
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,480,462	12,624,167	1,746,854	820,524	(140,709)	—	12,835,607
Great-West Putnam Equity Income Fund Institutional Class	10,153,072	87,698,890	3,437,422	2,938,871	442,417	—	87,824,074
Great-West Real Estate Index Fund Institutional Class	1,735,232	17,627,793	1,293,746	1,758,000	236,464	—	17,820,837
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,383,663	87,702,435	3,162,884	5,172,355	478,905	—	87,534,279
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,328,521	27,573,267	1,569,610	1,103,705	42,144	—	27,959,573
					$1,910,760	$198,599	$590,965,075

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND I
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
944,743	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,655,272
1,954,056	Great-West Bond Index Fund Institutional Class(a)	19,423,317
983,951	Great-West Federated Bond Fund Institutional Class(a)	9,534,484
915,749	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,397,420
907,048	Great-West Putnam High Yield Bond Institutional Class(a)	8,190,643
532,630	Great-West Short Duration Bond Fund Institutional Class(a)	5,278,365
646,380	Great-West Templeton Global Bond Fund Institutional Class(a)	5,798,030
1,021,695	Oppenheimer International Bond Fund Class I	5,813,446
885,222	PIMCO Real Return Fund Institutional Class	9,666,619

TOTAL BOND MUTUAL FUNDS — 59.79% (Cost $84,399,900)		$ 81,757,596
EQUITY MUTUAL FUNDS
23,909	AllianzGI NFJ Small-Cap Value Fund Class R6	533,640
98,244	American Century Real Estate Fund Class R6	3,068,168
162,465	DFA International Real Estate Securities Portfolio Institutional Class	875,685
39,013	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	355,800
161,516	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,422,957
472,994	Great-West International Index Fund Institutional Class(a)	4,044,099
63,244	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	533,780
111,713	Great-West MFS International Growth Fund Institutional Class(a)	916,048
228,422	Great-West MFS International Value Fund Institutional Class(a)	2,227,113
383,411	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,420,025
Shares		Fair Value
Equity Mutual Funds — (continued)
240,339	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,078,934
298,779	Great-West Real Estate Index Fund Institutional Class(a)	3,068,463
800,152	Great-West S&P 500® Index Fund Institutional Class(a)	7,577,439
365,677	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,243,557
187,709	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,629,314
246,567	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,078,557
174,338	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,464,437
67,442	Invesco Global Real Estate Fund Class R6	876,070
28,669	Invesco International Growth Fund Class R6	916,820
12,390	Invesco Small Cap Discovery Fund Class R6	109,530
20,406	Janus Triton Fund Class N	451,790
98,783	Northern Emerging Markets Equity Index Fund	916,707
29,647	Oppenheimer Developing Markets Fund Class A	916,404

TOTAL EQUITY MUTUAL FUNDS — 31.25% (Cost $44,514,459)		$ 42,725,337
Account Balance
FIXED INTEREST CONTRACT
12,317,816 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,317,816

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $12,317,816)		$ 12,317,816
TOTAL INVESTMENTS — 100.05% (Cost $141,232,175)		$136,800,749
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (62,481)
TOTAL NET ASSETS — 100.00%		$136,738,268
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND II
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,303,376	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 54,200,501
10,963,614	Great-West Bond Index Fund Institutional Class(a)	108,978,328
5,517,017	Great-West Federated Bond Fund Institutional Class(a)	53,459,895
5,136,606	Great-West Loomis Sayles Bond Fund Institutional Class(a)	47,102,674
5,075,842	Great-West Putnam High Yield Bond Institutional Class(a)	45,834,849
2,980,779	Great-West Short Duration Bond Fund Institutional Class(a)	29,539,524
3,628,543	Great-West Templeton Global Bond Fund Institutional Class(a)	32,548,032
5,733,323	Oppenheimer International Bond Fund Class I	32,622,607
4,976,188	PIMCO Real Return Fund Institutional Class	54,339,975

TOTAL BOND MUTUAL FUNDS — 47.74% (Cost $472,996,617)		$458,626,385
EQUITY MUTUAL FUNDS
258,693	AllianzGI NFJ Small-Cap Value Fund Class R6	5,774,020
694,341	American Century Real Estate Fund Class R6	21,684,265
1,142,761	DFA International Real Estate Securities Portfolio Institutional Class	6,159,481
422,623	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,854,326
1,758,822	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	15,495,221
5,108,901	Great-West International Index Fund Institutional Class(a)	43,681,107
684,417	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,776,479
1,205,081	Great-West MFS International Growth Fund Institutional Class(a)	9,881,667
2,468,420	Great-West MFS International Value Fund Institutional Class(a)	24,067,094
4,162,460	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	37,129,145
Shares		Fair Value
Equity Mutual Funds — (continued)
2,606,415	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 22,545,487
2,113,231	Great-West Real Estate Index Fund Institutional Class(a)	21,702,882
8,680,323	Great-West S&P 500® Index Fund Institutional Class(a)	82,202,656
3,981,472	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	35,315,653
2,034,040	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	17,655,471
2,667,520	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,487,198
1,895,772	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,924,485
475,258	Invesco Global Real Estate Fund Class R6	6,173,597
309,864	Invesco International Growth Fund Class R6	9,909,462
142,349	Invesco Small Cap Discovery Fund Class R6	1,258,363
222,518	Janus Triton Fund Class N	4,926,553
1,080,189	Northern Emerging Markets Equity Index Fund	10,024,151
323,073	Oppenheimer Developing Markets Fund Class A	9,986,179

TOTAL EQUITY MUTUAL FUNDS — 45.14% (Cost $441,126,725)		$433,614,942
Account Balance
FIXED INTEREST CONTRACT
68,842,974 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	68,842,974

TOTAL FIXED INTEREST CONTRACT — 7.17% (Cost $68,842,974)		$ 68,842,974
TOTAL INVESTMENTS — 100.05% (Cost $982,966,316)		$961,084,301
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (435,348)
TOTAL NET ASSETS — 100.00%		$960,648,953
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND III
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
289,759	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,961,342
600,293	Great-West Bond Index Fund Institutional Class(a)	5,966,907
301,892	Great-West Federated Bond Fund Institutional Class(a)	2,925,334
280,489	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,572,086
277,553	Great-West Putnam High Yield Bond Institutional Class(a)	2,506,304
163,099	Great-West Short Duration Bond Fund Institutional Class(a)	1,616,306
198,158	Great-West Templeton Global Bond Fund Institutional Class(a)	1,777,480
313,079	Oppenheimer International Bond Fund Class I	1,781,417
272,583	PIMCO Real Return Fund Institutional Class	2,976,604

TOTAL BOND MUTUAL FUNDS — 45.14% (Cost $25,691,372)		$ 25,083,780
EQUITY MUTUAL FUNDS
16,009	AllianzGI NFJ Small-Cap Value Fund Class R6	357,328
40,579	American Century Real Estate Fund Class R6	1,267,292
66,373	DFA International Real Estate Securities Portfolio Institutional Class	357,748
26,350	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	240,311
109,450	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	964,254
317,890	Great-West International Index Fund Institutional Class(a)	2,717,959
42,483	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	358,558
74,530	Great-West MFS International Growth Fund Institutional Class(a)	611,146
153,883	Great-West MFS International Value Fund Institutional Class(a)	1,500,361
258,146	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,302,660
Shares		Fair Value
Equity Mutual Funds — (continued)
162,156	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,402,651
123,595	Great-West Real Estate Index Fund Institutional Class(a)	1,269,326
538,428	Great-West S&P 500® Index Fund Institutional Class(a)	5,098,917
248,459	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,203,833
127,936	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,110,488
166,037	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,399,688
117,890	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	990,273
27,636	Invesco Global Real Estate Fund Class R6	358,998
19,170	Invesco International Growth Fund Class R6	613,045
8,938	Invesco Small Cap Discovery Fund Class R6	79,013
13,988	Janus Triton Fund Class N	309,689
66,936	Northern Emerging Markets Equity Index Fund	621,162
19,966	Oppenheimer Developing Markets Fund Class A	617,140

TOTAL EQUITY MUTUAL FUNDS — 48.14% (Cost $28,524,029)		$ 26,751,840
Account Balance
FIXED INTEREST CONTRACT
3,764,174 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,764,174

TOTAL FIXED INTEREST CONTRACT — 6.77% (Cost $3,764,174)		$ 3,764,174
TOTAL INVESTMENTS — 100.05% (Cost $57,979,575)		$ 55,599,794
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (25,129)
TOTAL NET ASSETS — 100.00%		$ 55,574,665
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND I
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
948,860	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,697,345
3,702,620	Great-West Bond Index Fund Institutional Class(a)	36,804,042
1,865,461	Great-West Federated Bond Fund Institutional Class(a)	18,076,316
1,710,777	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,687,827
1,610,094	Great-West Putnam High Yield Bond Institutional Class(a)	14,539,152
534,295	Great-West Short Duration Bond Fund Institutional Class(a)	5,294,863
1,108,530	Great-West Templeton Global Bond Fund Institutional Class(a)	9,943,510
1,752,240	Oppenheimer International Bond Fund Class I	9,970,245
889,315	PIMCO Real Return Fund Institutional Class	9,711,322

TOTAL BOND MUTUAL FUNDS — 52.18% (Cost $134,502,273)		$129,724,622
EQUITY MUTUAL FUNDS
70,216	AllianzGI NFJ Small-Cap Value Fund Class R6	1,567,216
170,038	American Century Real Estate Fund Class R6	5,310,299
309,259	DFA International Real Estate Securities Portfolio Institutional Class	1,666,905
98,220	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	895,771
406,553	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,581,730
1,325,773	Great-West International Index Fund Institutional Class(a)	11,335,358
185,777	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,567,960
312,409	Great-West MFS International Growth Fund Institutional Class(a)	2,561,753
640,368	Great-West MFS International Value Fund Institutional Class(a)	6,243,592
959,324	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	8,557,167
Shares		Fair Value
Equity Mutual Funds — (continued)
603,565	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,220,833
517,177	Great-West Real Estate Index Fund Institutional Class(a)	5,311,405
2,003,530	Great-West S&P 500® Index Fund Institutional Class(a)	18,973,430
917,431	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,137,616
559,533	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,856,743
619,162	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,219,534
435,530	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,658,455
128,410	Invesco Global Real Estate Fund Class R6	1,668,052
80,132	Invesco International Growth Fund Class R6	2,562,637
39,443	Invesco Small Cap Discovery Fund Class R6	348,678
61,864	Janus Triton Fund Class N	1,369,660
324,358	Northern Emerging Markets Equity Index Fund	3,010,042
97,330	Oppenheimer Developing Markets Fund Class A	3,008,465

TOTAL EQUITY MUTUAL FUNDS — 42.89% (Cost $110,627,090)		$106,633,301
Account Balance
FIXED INTEREST CONTRACT
12,377,638 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,377,638

TOTAL FIXED INTEREST CONTRACT — 4.98% (Cost $12,377,638)		$ 12,377,638
TOTAL INVESTMENTS — 100.05% (Cost $257,507,001)		$248,735,561
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (113,577)
TOTAL NET ASSETS — 100.00%		$248,621,984
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND II
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,242,609	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 43,359,465
16,617,468	Great-West Bond Index Fund Institutional Class(a)	165,177,629
8,364,028	Great-West Federated Bond Fund Institutional Class(a)	81,047,434
7,661,999	Great-West Loomis Sayles Bond Fund Institutional Class(a)	70,260,532
7,190,844	Great-West Putnam High Yield Bond Institutional Class(a)	64,933,321
2,396,385	Great-West Short Duration Bond Fund Institutional Class(a)	23,748,179
4,957,240	Great-West Templeton Global Bond Fund Institutional Class(a)	44,466,441
7,828,499	Oppenheimer International Bond Fund Class I	44,544,158
3,987,595	PIMCO Real Return Fund Institutional Class	43,544,543

TOTAL BOND MUTUAL FUNDS — 35.60% (Cost $600,626,653)		$ 581,081,702
EQUITY MUTUAL FUNDS
688,561	AllianzGI NFJ Small-Cap Value Fund Class R6	15,368,688
1,132,925	American Century Real Estate Fund Class R6	35,381,252
2,033,520	DFA International Real Estate Securities Portfolio Institutional Class	10,960,673
951,399	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,676,759
3,969,816	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	34,974,080
12,864,851	Great-West International Index Fund Institutional Class(a)	109,994,474
1,826,169	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,412,869
3,041,676	Great-West MFS International Growth Fund Institutional Class(a)	24,941,747
6,240,215	Great-West MFS International Value Fund Institutional Class(a)	60,842,093
9,342,272	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	83,333,062
Shares		Fair Value
Equity Mutual Funds — (continued)
5,869,358	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 50,769,950
3,450,720	Great-West Real Estate Index Fund Institutional Class(a)	35,438,889
19,522,423	Great-West S&P 500® Index Fund Institutional Class(a)	184,877,350
8,984,196	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	79,689,815
5,510,576	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	47,831,801
6,008,488	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	50,651,552
4,276,952	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,926,398
848,782	Invesco Global Real Estate Fund Class R6	11,025,674
782,673	Invesco International Growth Fund Class R6	25,029,890
373,491	Invesco Small Cap Discovery Fund Class R6	3,301,663
603,509	Janus Triton Fund Class N	13,361,692
3,181,328	Northern Emerging Markets Equity Index Fund	29,522,719
949,994	Oppenheimer Developing Markets Fund Class A	29,364,305

TOTAL EQUITY MUTUAL FUNDS — 61.06% (Cost $1,006,909,558)		$ 996,677,395
Account Balance
FIXED INTEREST CONTRACT
55,243,198 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	55,243,198

TOTAL FIXED INTEREST CONTRACT — 3.39% (Cost $55,243,198)		$ 55,243,198
TOTAL INVESTMENTS — 100.05% (Cost $1,662,779,409)		$ 1,633,002,295
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (741,635)
TOTAL NET ASSETS — 100.00%		$ 1,632,260,660
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND III
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
235,866	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,410,547
921,380	Great-West Bond Index Fund Institutional Class(a)	9,158,516
463,458	Great-West Federated Bond Fund Institutional Class(a)	4,490,907
424,467	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,892,368
398,528	Great-West Putnam High Yield Bond Institutional Class(a)	3,598,709
132,046	Great-West Short Duration Bond Fund Institutional Class(a)	1,308,577
275,303	Great-West Templeton Global Bond Fund Institutional Class(a)	2,469,466
434,535	Oppenheimer International Bond Fund Class I	2,472,502
222,042	PIMCO Real Return Fund Institutional Class	2,424,698

TOTAL BOND MUTUAL FUNDS — 31.62% (Cost $32,941,116)		$ 32,226,290
EQUITY MUTUAL FUNDS
46,720	AllianzGI NFJ Small-Cap Value Fund Class R6	1,042,786
70,531	American Century Real Estate Fund Class R6	2,202,692
127,376	DFA International Real Estate Securities Portfolio Institutional Class	686,558
65,159	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	594,253
267,825	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,359,536
869,578	Great-West International Index Fund Institutional Class(a)	7,434,889
123,930	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,045,968
205,446	Great-West MFS International Growth Fund Institutional Class(a)	1,684,661
420,415	Great-West MFS International Value Fund Institutional Class(a)	4,099,043
628,633	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,607,403
Shares		Fair Value
Equity Mutual Funds — (continued)
394,778	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,414,831
214,751	Great-West Real Estate Index Fund Institutional Class(a)	2,205,491
1,312,014	Great-West S&P 500® Index Fund Institutional Class(a)	12,424,774
605,405	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,369,944
371,678	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,226,168
403,829	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,404,279
287,825	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,417,728
53,032	Invesco Global Real Estate Fund Class R6	688,885
52,758	Invesco International Growth Fund Class R6	1,687,212
25,693	Invesco Small Cap Discovery Fund Class R6	227,127
40,959	Janus Triton Fund Class N	906,832
214,358	Northern Emerging Markets Equity Index Fund	1,989,244
64,013	Oppenheimer Developing Markets Fund Class A	1,978,633

TOTAL EQUITY MUTUAL FUNDS — 65.43% (Cost $71,461,213)		$ 66,698,937
Account Balance
FIXED INTEREST CONTRACT
3,058,205 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,058,205

TOTAL FIXED INTEREST CONTRACT — 3.00% (Cost $3,058,205)		$ 3,058,205
TOTAL INVESTMENTS — 100.05% (Cost $107,460,534)		$101,983,432
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (46,213)
TOTAL NET ASSETS — 100.00%		$101,937,219
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND I
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
268,381	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,742,853
2,444,949	Great-West Bond Index Fund Institutional Class(a)	24,302,795
1,228,576	Great-West Federated Bond Fund Institutional Class(a)	11,904,907
1,115,182	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,226,218
1,011,221	Great-West Putnam High Yield Bond Institutional Class(a)	9,131,322
151,847	Great-West Short Duration Bond Fund Institutional Class(a)	1,504,805
680,142	Great-West Templeton Global Bond Fund Institutional Class(a)	6,100,873
1,078,156	Oppenheimer International Bond Fund Class I	6,134,705
251,577	PIMCO Real Return Fund Institutional Class	2,747,222

TOTAL BOND MUTUAL FUNDS — 35.19% (Cost $77,552,427)		$ 74,795,700
EQUITY MUTUAL FUNDS
102,989	AllianzGI NFJ Small-Cap Value Fund Class R6	2,298,725
137,902	American Century Real Estate Fund Class R6	4,306,670
276,462	DFA International Real Estate Securities Portfolio Institutional Class	1,490,130
121,389	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,107,067
504,837	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	4,447,612
1,838,393	Great-West International Index Fund Institutional Class(a)	15,718,260
272,454	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,299,510
433,106	Great-West MFS International Growth Fund Institutional Class(a)	3,551,472
887,530	Great-West MFS International Value Fund Institutional Class(a)	8,653,415
1,192,505	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,637,145
Shares		Fair Value
Equity Mutual Funds — (continued)
749,757	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 6,485,401
419,454	Great-West Real Estate Index Fund Institutional Class(a)	4,307,789
2,495,045	Great-West S&P 500® Index Fund Institutional Class(a)	23,628,076
1,142,298	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,132,188
817,521	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,096,084
768,337	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,477,079
542,545	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,557,376
114,771	Invesco Global Real Estate Fund Class R6	1,490,871
111,103	Invesco International Growth Fund Class R6	3,553,073
55,474	Invesco Small Cap Discovery Fund Class R6	490,392
89,521	Janus Triton Fund Class N	1,982,003
520,858	Northern Emerging Markets Equity Index Fund	4,833,558
156,210	Oppenheimer Developing Markets Fund Class A	4,828,466

TOTAL EQUITY MUTUAL FUNDS — 63.22% (Cost $139,071,965)		$134,372,362
Account Balance
FIXED INTEREST CONTRACT
3,490,636 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,490,636

TOTAL FIXED INTEREST CONTRACT — 1.64% (Cost $3,490,636)		$ 3,490,636
TOTAL INVESTMENTS — 100.05% (Cost $220,115,028)		$212,658,698
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (98,435)
TOTAL NET ASSETS — 100.00%		$212,560,263
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND II
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
832,423	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,507,368
7,614,913	Great-West Bond Index Fund Institutional Class(a)	75,692,233
3,823,935	Great-West Federated Bond Fund Institutional Class(a)	37,053,926
3,466,745	Great-West Loomis Sayles Bond Fund Institutional Class(a)	31,790,049
3,141,828	Great-West Putnam High Yield Bond Institutional Class(a)	28,370,707
469,419	Great-West Short Duration Bond Fund Institutional Class(a)	4,651,947
2,124,045	Great-West Templeton Global Bond Fund Institutional Class(a)	19,052,684
3,353,756	Oppenheimer International Bond Fund Class I	19,082,873
782,284	PIMCO Real Return Fund Institutional Class	8,542,543

TOTAL BOND MUTUAL FUNDS — 16.96% (Cost $239,789,443)		$ 232,744,330
EQUITY MUTUAL FUNDS
886,862	AllianzGI NFJ Small-Cap Value Fund Class R6	19,794,750
896,410	American Century Real Estate Fund Class R6	27,994,892
1,785,015	DFA International Real Estate Securities Portfolio Institutional Class	9,621,233
1,055,838	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,629,240
4,351,648	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	38,338,020
15,708,427	Great-West International Index Fund Institutional Class(a)	134,307,047
2,349,045	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,825,940
3,700,023	Great-West MFS International Growth Fund Institutional Class(a)	30,340,192
7,621,802	Great-West MFS International Value Fund Institutional Class(a)	74,312,573
10,235,484	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	91,300,519
Shares		Fair Value
Equity Mutual Funds — (continued)
6,420,612	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 55,538,293
2,727,854	Great-West Real Estate Index Fund Institutional Class(a)	28,015,059
21,433,733	Great-West S&P 500® Index Fund Institutional Class(a)	202,977,453
9,825,448	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	87,151,723
7,046,224	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	61,161,223
6,565,697	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	55,348,828
4,675,058	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,270,484
743,081	Invesco Global Real Estate Fund Class R6	9,652,618
950,241	Invesco International Growth Fund Class R6	30,388,696
484,165	Invesco Small Cap Discovery Fund Class R6	4,280,019
773,359	Janus Triton Fund Class N	17,122,161
4,473,148	Northern Emerging Markets Equity Index Fund	41,510,817
1,338,058	Oppenheimer Developing Markets Fund Class A	41,359,384

TOTAL EQUITY MUTUAL FUNDS — 82.29% (Cost $1,146,649,442)		$ 1,129,241,164
Account Balance
FIXED INTEREST CONTRACT
10,923,519 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,923,519

TOTAL FIXED INTEREST CONTRACT — 0.80% (Cost $10,923,519)		$ 10,923,519
TOTAL INVESTMENTS — 100.05% (Cost $1,397,362,404)		$ 1,372,909,013
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (629,872)
TOTAL NET ASSETS — 100.00%		$ 1,372,279,141
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND III
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
39,888	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 407,659
360,899	Great-West Bond Index Fund Institutional Class(a)	3,587,337
181,039	Great-West Federated Bond Fund Institutional Class(a)	1,754,271
164,389	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,507,449
148,511	Great-West Putnam High Yield Bond Institutional Class(a)	1,341,054
22,175	Great-West Short Duration Bond Fund Institutional Class(a)	219,752
100,920	Great-West Templeton Global Bond Fund Institutional Class(a)	905,251
159,128	Oppenheimer International Bond Fund Class I	905,435
37,547	PIMCO Real Return Fund Institutional Class	410,010

TOTAL BOND MUTUAL FUNDS — 13.52% (Cost $11,222,671)		$ 11,038,218
EQUITY MUTUAL FUNDS
55,312	AllianzGI NFJ Small-Cap Value Fund Class R6	1,234,555
53,747	American Century Real Estate Fund Class R6	1,678,520
106,100	DFA International Real Estate Securities Portfolio Institutional Class	571,877
65,493	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	597,301
270,777	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,385,542
976,893	Great-West International Index Fund Institutional Class(a)	8,352,435
146,771	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,238,746
230,494	Great-West MFS International Growth Fund Institutional Class(a)	1,890,051
474,537	Great-West MFS International Value Fund Institutional Class(a)	4,626,741
637,718	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,688,447
Shares		Fair Value
Equity Mutual Funds — (continued)
399,587	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,456,427
163,679	Great-West Real Estate Index Fund Institutional Class(a)	1,680,982
1,327,883	Great-West S&P 500® Index Fund Institutional Class(a)	12,575,050
612,625	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,433,981
441,048	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,828,296
409,097	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,448,693
291,062	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,444,922
44,281	Invesco Global Real Estate Fund Class R6	575,217
59,282	Invesco International Growth Fund Class R6	1,895,833
30,797	Invesco Small Cap Discovery Fund Class R6	272,245
48,425	Janus Triton Fund Class N	1,072,132
279,472	Northern Emerging Markets Equity Index Fund	2,593,497
83,549	Oppenheimer Developing Markets Fund Class A	2,582,498

TOTAL EQUITY MUTUAL FUNDS — 85.90% (Cost $75,339,928)		$ 70,123,988
Account Balance
FIXED INTEREST CONTRACT
512,057 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	512,057

TOTAL FIXED INTEREST CONTRACT — 0.63% (Cost $512,057)		$ 512,057
TOTAL INVESTMENTS — 100.05% (Cost $87,074,656)		$ 81,674,263
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (37,221)
TOTAL NET ASSETS — 100.00%		$ 81,637,042
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND I
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,068	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 72,239
846,041	Great-West Bond Index Fund Institutional Class(a)	8,409,647
426,538	Great-West Federated Bond Fund Institutional Class(a)	4,133,155
384,676	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,527,475
339,378	Great-West Putnam High Yield Bond Institutional Class(a)	3,064,585
3,627	Great-West Short Duration Bond Fund Institutional Class(a)	35,941
225,624	Great-West Templeton Global Bond Fund Institutional Class(a)	2,023,849
357,696	Oppenheimer International Bond Fund Class I	2,035,292
6,649	PIMCO Real Return Fund Institutional Class	72,604

TOTAL BOND MUTUAL FUNDS — 19.37% (Cost $24,259,213)		$ 23,374,787
EQUITY MUTUAL FUNDS
83,046	AllianzGI NFJ Small-Cap Value Fund Class R6	1,853,578
74,311	American Century Real Estate Fund Class R6	2,320,739
161,929	DFA International Real Estate Securities Portfolio Institutional Class	872,796
85,024	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	775,422
351,752	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,098,935
1,409,332	Great-West International Index Fund Institutional Class(a)	12,049,789
219,939	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,856,283
331,205	Great-West MFS International Growth Fund Institutional Class(a)	2,715,879
680,601	Great-West MFS International Value Fund Institutional Class(a)	6,635,860
826,323	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,370,806
Shares		Fair Value
Equity Mutual Funds — (continued)
520,237	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,500,050
226,155	Great-West Real Estate Index Fund Institutional Class(a)	2,322,616
1,727,618	Great-West S&P 500® Index Fund Institutional Class(a)	16,360,543
793,614	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,039,354
658,712	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,717,625
532,811	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,491,597
376,714	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,164,398
67,220	Invesco Global Real Estate Fund Class R6	873,182
85,023	Invesco International Growth Fund Class R6	2,719,024
45,475	Invesco Small Cap Discovery Fund Class R6	401,996
72,483	Janus Triton Fund Class N	1,604,779
459,944	Northern Emerging Markets Equity Index Fund	4,268,278
137,750	Oppenheimer Developing Markets Fund Class A	4,257,854

TOTAL EQUITY MUTUAL FUNDS — 80.60% (Cost $100,877,928)		$ 97,271,383
Account Balance
FIXED INTEREST CONTRACT
95,684 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	95,684

TOTAL FIXED INTEREST CONTRACT — 0.08% (Cost $95,684)		$ 95,684
TOTAL INVESTMENTS — 100.05% (Cost $125,232,825)		$120,741,854
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (55,619)
TOTAL NET ASSETS — 100.00%		$120,686,235
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND II
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
21,444	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 219,158
2,222,472	Great-West Bond Index Fund Institutional Class(a)	22,091,369
1,116,057	Great-West Federated Bond Fund Institutional Class(a)	10,814,591
1,011,220	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,272,885
887,673	Great-West Putnam High Yield Bond Institutional Class(a)	8,015,684
7,358	Great-West Short Duration Bond Fund Institutional Class(a)	72,918
593,988	Great-West Templeton Global Bond Fund Institutional Class(a)	5,328,075
938,480	Oppenheimer International Bond Fund Class I	5,339,954
20,179	PIMCO Real Return Fund Institutional Class	220,358

TOTAL BOND MUTUAL FUNDS — 8.39% (Cost $63,430,637)		$ 61,374,992
EQUITY MUTUAL FUNDS
573,980	AllianzGI NFJ Small-Cap Value Fund Class R6	12,811,233
454,402	American Century Real Estate Fund Class R6	14,190,976
977,929	DFA International Real Estate Securities Portfolio Institutional Class	5,271,035
586,702	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,350,719
2,434,338	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	21,446,516
9,781,182	Great-West International Index Fund Institutional Class(a)	83,629,105
1,522,076	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,846,318
2,307,405	Great-West MFS International Growth Fund Institutional Class(a)	18,920,723
4,736,936	Great-West MFS International Value Fund Institutional Class(a)	46,185,128
5,741,143	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	51,210,999
Shares		Fair Value
Equity Mutual Funds — (continued)
3,609,047	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 31,218,259
1,383,876	Great-West Real Estate Index Fund Institutional Class(a)	14,212,404
12,007,080	Great-West S&P 500® Index Fund Institutional Class(a)	113,707,046
5,516,078	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	48,927,608
4,582,060	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	39,772,281
3,696,015	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	31,157,408
2,623,331	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	22,035,983
407,898	Invesco Global Real Estate Fund Class R6	5,298,595
592,743	Invesco International Growth Fund Class R6	18,955,938
317,345	Invesco Small Cap Discovery Fund Class R6	2,805,332
503,051	Janus Triton Fund Class N	11,137,554
3,188,115	Northern Emerging Markets Equity Index Fund	29,585,707
954,323	Oppenheimer Developing Markets Fund Class A	29,498,113

TOTAL EQUITY MUTUAL FUNDS — 91.63% (Cost $691,527,221)		$670,174,980
Account Balance
FIXED INTEREST CONTRACT
218,495 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	218,495

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $218,495)		$ 218,495
TOTAL INVESTMENTS — 100.05% (Cost $755,176,353)		$731,768,467
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (334,313)
TOTAL NET ASSETS — 100.00%		$731,434,154
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND III
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
851	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,698
109,965	Great-West Bond Index Fund Institutional Class(a)	1,093,056
55,236	Great-West Federated Bond Fund Institutional Class(a)	535,236
49,808	Great-West Loomis Sayles Bond Fund Institutional Class(a)	456,736
43,821	Great-West Putnam High Yield Bond Institutional Class(a)	395,701
438	Great-West Short Duration Bond Fund Institutional Class(a)	4,344
29,584	Great-West Templeton Global Bond Fund Institutional Class(a)	265,372
46,673	Oppenheimer International Bond Fund Class I	265,567
799	PIMCO Real Return Fund Institutional Class	8,726

TOTAL BOND MUTUAL FUNDS — 6.96% (Cost $3,091,877)		$ 3,033,436
EQUITY MUTUAL FUNDS
34,799	AllianzGI NFJ Small-Cap Value Fund Class R6	776,714
27,001	American Century Real Estate Fund Class R6	843,253
58,416	DFA International Real Estate Securities Portfolio Institutional Class	314,864
35,905	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	327,456
147,461	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,299,136
592,660	Great-West International Index Fund Institutional Class(a)	5,067,247
92,320	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	779,177
139,364	Great-West MFS International Growth Fund Institutional Class(a)	1,142,783
286,413	Great-West MFS International Value Fund Institutional Class(a)	2,792,531
347,391	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,098,725
Shares		Fair Value
Equity Mutual Funds — (continued)
218,587	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,890,780
82,228	Great-West Real Estate Index Fund Institutional Class(a)	844,479
725,354	Great-West S&P 500® Index Fund Institutional Class(a)	6,869,100
333,729	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,960,175
278,129	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,414,158
224,054	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,888,773
158,749	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,333,490
24,259	Invesco Global Real Estate Fund Class R6	315,119
35,796	Invesco International Growth Fund Class R6	1,144,745
18,968	Invesco Small Cap Discovery Fund Class R6	167,674
30,587	Janus Triton Fund Class N	677,191
194,319	Northern Emerging Markets Equity Index Fund	1,803,284
57,961	Oppenheimer Developing Markets Fund Class A	1,791,583

TOTAL EQUITY MUTUAL FUNDS — 93.06% (Cost $43,293,989)		$ 40,542,437
Account Balance
FIXED INTEREST CONTRACT
13,020 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,020

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $13,020)		$ 13,020
TOTAL INVESTMENTS — 100.05% (Cost $46,398,886)		$ 43,588,893
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (19,949)
TOTAL NET ASSETS — 100.00%		$ 43,568,944
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND I
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
226,036	Great-West Bond Index Fund Institutional Class(a)	$ 2,246,798
113,787	Great-West Federated Bond Fund Institutional Class(a)	1,102,595
102,297	Great-West Loomis Sayles Bond Fund Institutional Class(a)	938,063
90,674	Great-West Putnam High Yield Bond Institutional Class(a)	818,788
66,945	Great-West Templeton Global Bond Fund Institutional Class(a)	600,496
105,791	Oppenheimer International Bond Fund Class I	601,949

TOTAL BOND MUTUAL FUNDS — 15.35% (Cost $6,542,624)		$ 6,308,689
EQUITY MUTUAL FUNDS
31,903	AllianzGI NFJ Small-Cap Value Fund Class R6	712,068
23,909	American Century Real Estate Fund Class R6	746,686
56,540	DFA International Real Estate Securities Portfolio Institutional Class	304,748
28,431	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	259,290
118,212	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,041,446
524,406	Great-West International Index Fund Institutional Class(a)	4,483,674
84,435	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	712,634
122,999	Great-West MFS International Growth Fund Institutional Class(a)	1,008,594
252,740	Great-West MFS International Value Fund Institutional Class(a)	2,464,211
278,481	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,484,053
Shares		Fair Value
Equity Mutual Funds — (continued)
175,436	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,517,520
72,719	Great-West Real Estate Index Fund Institutional Class(a)	746,828
581,441	Great-West S&P 500® Index Fund Institutional Class(a)	5,506,246
266,849	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,366,953
252,476	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,191,491
179,956	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,517,027
126,990	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,066,717
23,460	Invesco Global Real Estate Fund Class R6	304,751
31,612	Invesco International Growth Fund Class R6	1,010,964
17,282	Invesco Small Cap Discovery Fund Class R6	152,775
27,758	Janus Triton Fund Class N	614,552
194,017	Northern Emerging Markets Equity Index Fund	1,800,476
58,163	Oppenheimer Developing Markets Fund Class A	1,797,811

TOTAL EQUITY MUTUAL FUNDS — 84.70% (Cost $37,078,042)		$ 34,811,515
TOTAL INVESTMENTS — 100.05% (Cost $43,620,666)		$ 41,120,204
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (18,906)
TOTAL NET ASSETS — 100.00%		$ 41,101,298
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND II
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
633,620	Great-West Bond Index Fund Institutional Class(a)	$ 6,298,178
318,572	Great-West Federated Bond Fund Institutional Class(a)	3,086,960
286,889	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,630,775
254,117	Great-West Putnam High Yield Bond Institutional Class(a)	2,294,681
186,600	Great-West Templeton Global Bond Fund Institutional Class(a)	1,673,798
294,750	Oppenheimer International Bond Fund Class I	1,677,131

TOTAL BOND MUTUAL FUNDS — 7.38% (Cost $18,243,793)		$ 17,661,523
EQUITY MUTUAL FUNDS
204,117	AllianzGI NFJ Small-Cap Value Fund Class R6	4,555,903
140,677	American Century Real Estate Fund Class R6	4,393,332
329,829	DFA International Real Estate Securities Portfolio Institutional Class	1,777,779
184,159	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,679,532
756,356	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	6,663,498
3,361,553	Great-West International Index Fund Institutional Class(a)	28,741,274
541,223	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,567,918
790,139	Great-West MFS International Growth Fund Institutional Class(a)	6,479,144
1,625,460	Great-West MFS International Value Fund Institutional Class(a)	15,848,234
1,781,169	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	15,888,029
Shares		Fair Value
Equity Mutual Funds — (continued)
1,121,841	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 9,703,921
428,482	Great-West Real Estate Index Fund Institutional Class(a)	4,400,506
3,716,147	Great-West S&P 500® Index Fund Institutional Class(a)	35,191,915
1,709,657	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	15,164,661
1,627,375	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,125,614
1,149,828	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	9,693,047
815,306	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,848,571
137,052	Invesco Global Real Estate Fund Class R6	1,780,310
202,814	Invesco International Growth Fund Class R6	6,485,995
112,381	Invesco Small Cap Discovery Fund Class R6	993,450
178,908	Janus Triton Fund Class N	3,961,018
1,244,931	Northern Emerging Markets Equity Index Fund	11,552,956
371,833	Oppenheimer Developing Markets Fund Class A	11,493,347

TOTAL EQUITY MUTUAL FUNDS — 92.67% (Cost $233,216,251)		$221,989,954
TOTAL INVESTMENTS — 100.05% (Cost $251,460,044)		$239,651,477
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (108,006)
TOTAL NET ASSETS — 100.00%		$239,543,471
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND III
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
28,548	Great-West Bond Index Fund Institutional Class(a)	$ 283,767
14,372	Great-West Federated Bond Fund Institutional Class(a)	139,262
12,990	Great-West Loomis Sayles Bond Fund Institutional Class(a)	119,116
11,378	Great-West Putnam High Yield Bond Institutional Class(a)	102,741
8,379	Great-West Templeton Global Bond Fund Institutional Class(a)	75,162
13,243	Oppenheimer International Bond Fund Class I	75,356

TOTAL BOND MUTUAL FUNDS — 6.34% (Cost $809,669)		$ 795,404
EQUITY MUTUAL FUNDS
10,811	AllianzGI NFJ Small-Cap Value Fund Class R6	241,294
7,365	American Century Real Estate Fund Class R6	230,020
17,298	DFA International Real Estate Securities Portfolio Institutional Class	93,234
9,658	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	88,080
40,077	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	353,078
178,583	Great-West International Index Fund Institutional Class(a)	1,526,885
28,666	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	241,940
41,924	Great-West MFS International Growth Fund Institutional Class(a)	343,776
86,132	Great-West MFS International Value Fund Institutional Class(a)	839,784
94,514	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	843,061
Shares		Fair Value
Equity Mutual Funds — (continued)
59,414	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 513,934
22,433	Great-West Real Estate Index Fund Institutional Class(a)	230,392
197,917	Great-West S&P 500® Index Fund Institutional Class(a)	1,874,271
90,746	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	804,921
86,291	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	749,010
60,900	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	513,384
43,177	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	362,685
7,188	Invesco Global Real Estate Fund Class R6	93,368
10,755	Invesco International Growth Fund Class R6	343,949
5,893	Invesco Small Cap Discovery Fund Class R6	52,092
9,434	Janus Triton Fund Class N	208,880
66,032	Northern Emerging Markets Equity Index Fund	612,779
19,734	Oppenheimer Developing Markets Fund Class A	609,980

TOTAL EQUITY MUTUAL FUNDS — 93.71% (Cost $12,432,434)		$ 11,770,797
TOTAL INVESTMENTS — 100.05% (Cost $13,242,103)		$ 12,566,201
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (5,653)
TOTAL NET ASSETS — 100.00%		$ 12,560,548
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of March 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2016:
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2016	$13,036,072	$73,252,136	$3,601,953
Total interest received	47,137	267,618	13,421
Purchases	378,462	3,685,973	373,723
Sales	(1,143,855)	(8,362,753)	(224,923)
Ending Balance, March 31, 2016	$12,317,816	$68,842,974	$3,764,174

March 31, 2016

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2016	$12,628,684	$61,020,620	$2,609,698
Total interest received	46,163	220,663	9,988
Purchases	596,804	3,011,108	642,775
Sales	(894,013)	(9,009,193)	(204,256)
Ending Balance, March 31, 2016	$12,377,638	$55,243,198	$3,058,205
	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2016	$3,556,367	$12,832,381	$370,035
Total interest received	12,944	45,436	1,462
Purchases	224,765	988,132	174,884
Sales	(303,440)	(2,942,430)	(34,324)
Ending Balance, March 31, 2016	$3,490,636	$10,923,519	$512,057
	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
Beginning Balance, January 1, 2016	$ 96,516	$284,384	$ 7,785
Total interest received	352	998	32
Purchases	8,891	32,552	5,992
Sales	(10,075)	(99,439)	(789)
Ending Balance, March 31, 2016	$ 95,684	$218,495	$13,020
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:

March 31, 2016

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund I	$144,083,696	$1,400,368	$(8,683,315)	$(7,282,947)
Great-West Lifetime 2015 Fund II	994,803,022	19,441,498	(53,160,219)	(33,718,721)
Great-West Lifetime 2015 Fund III	59,135,547	318,563	(3,854,316)	(3,535,753)
Great-West Lifetime 2025 Fund I	261,144,012	3,998,091	(16,406,542)	(12,408,451)
Great-West Lifetime 2025 Fund II	1,678,731,226	50,850,365	(96,579,296)	(45,728,931)
Great-West Lifetime 2025 Fund III	108,942,297	819,329	(7,778,194)	(6,958,865)
Great-West Lifetime 2035 Fund I	222,767,238	5,301,266	(15,409,806)	(10,108,540)
Great-West Lifetime 2035 Fund II	1,408,255,432	57,833,843	(93,180,262)	(35,346,419)
Great-West Lifetime 2035 Fund III	88,435,411	746,979	(7,508,127)	(6,761,148)
Great-West Lifetime 2045 Fund I	126,537,933	3,732,557	(9,528,636)	(5,796,079)
Great-West Lifetime 2045 Fund II	760,714,155	28,476,683	(57,422,371)	(28,945,688)
Great-West Lifetime 2045 Fund III	47,189,655	579,825	(4,180,587)	(3,600,762)
Great-West Lifetime 2055 Fund I	44,267,152	684,017	(3,830,965)	(3,146,948)
Great-West Lifetime 2055 Fund II	253,350,342	6,657,925	(20,356,790)	(13,698,865)
Great-West Lifetime 2055 Fund III	13,450,996	209,925	(1,094,720)	(884,795)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 1,801,218	$196,622	$ 137,899	$ (28,077)	$ 9,425	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	39,013	374,162	32,473	64,455	(8,166)	—	355,800
Great-West Bond Index Fund Institutional Class	1,954,056	20,516,827	777,152	2,367,412	(23,838)	111,618	19,423,317
Great-West Federated Bond Fund Institutional Class	983,951	10,079,974	265,739	985,308	(15,481)	70,907	9,534,484
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	161,516	1,498,305	114,857	271,815	(45,430)	—	1,422,957
Great-West International Index Fund Institutional Class	472,994	4,263,836	372,494	534,070	(49,345)	—	4,044,099
Great-West Life & Annuity Contract	12,317,816	13,036,072	378,462	1,143,855	—	47,137	12,317,816
Great-West Loomis Sayles Bond Fund Institutional Class	915,749	8,886,893	51,285	999,063	(156,006)	—	8,397,420

March 31, 2016

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	63,244	$ 561,103	$ 42,224	$ 117,443	$ (31,012)	$ —	$ 533,780
Great-West MFS International Growth Fund Institutional Class	111,713	964,441	73,912	123,942	(24,597)	—	916,048
Great-West MFS International Value Fund Institutional Class	228,422	2,351,525	140,614	314,575	5,116	—	2,227,113
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	383,411	1,801,447	139,299	249,575	(2,800)	—	3,420,025
Great-West Putnam Equity Income Fund Institutional Class	240,339	2,186,546	139,599	291,116	(38,449)	—	2,078,934
Great-West Putnam High Yield Bond Institutional Class	907,048	8,690,854	57,769	946,136	(107,976)	—	8,190,643
Great-West Real Estate Index Fund Institutional Class	298,779	3,237,036	210,788	452,191	82,168	—	3,068,463
Great-West S&P 500® Index Fund Institutional Class	800,152	7,976,757	429,742	837,862	94,909	—	7,577,439
Great-West S&P Mid Cap 400® Index Fund Institutional Class	365,677	3,406,798	228,094	538,355	(20,147)	—	3,243,557
Great-West S&P Small Cap 600® Index Fund Institutional Class	187,709	1,707,365	122,037	298,691	(54,958)	—	1,629,314
Great-West Short Duration Bond Fund Institutional Class	532,630	5,585,892	176,893	525,276	(13,642)	20,810	5,278,365
Great-West T. Rowe Price Equity Income Fund Institutional Class	246,567	2,187,359	151,162	403,787	(80,750)	—	2,078,557
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	174,338	1,545,265	107,840	220,687	(35,919)	—	1,464,437
Great-West Templeton Global Bond Fund Institutional Class	646,380	6,121,516	89,498	488,971	(85,732)	—	5,798,030
					$(640,132)	$259,897	$103,000,598
Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 16,288,219	$ 2,007,713	$ 501,901	$ (46,771)	$ 88,599	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	422,623	3,415,447	593,997	246,194	(21,717)	—	3,854,326
Great-West Bond Index Fund Institutional Class	10,963,614	115,273,292	5,950,782	15,305,635	(406,698)	618,378	108,978,328
Great-West Federated Bond Fund Institutional Class	5,517,017	56,611,584	2,851,969	7,277,724	(352,348)	392,743	53,459,895
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,758,822	13,656,670	2,357,704	1,218,759	(278,033)	—	15,495,221
Great-West International Index Fund Institutional Class	5,108,901	38,752,389	7,653,079	1,779,440	55,526	—	43,681,107
Great-West Life & Annuity Contract	68,842,974	73,252,136	3,685,973	8,362,753	—	267,618	68,842,974
Great-West Loomis Sayles Bond Fund Institutional Class	5,136,606	49,951,152	1,507,451	7,182,853	(1,051,704)	—	47,102,674

March 31, 2016

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	684,417	$ 5,023,231	$ 953,114	$ 452,619	$ (65,923)	$ —	$ 5,776,479
Great-West MFS International Growth Fund Institutional Class	1,205,081	8,713,977	1,715,563	413,277	(46,586)	—	9,881,667
Great-West MFS International Value Fund Institutional Class	2,468,420	21,325,292	3,870,218	1,482,742	238,680	—	24,067,094
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,162,460	16,294,277	5,275,159	1,007,816	(56,684)	—	37,129,145
Great-West Putnam Equity Income Fund Institutional Class	2,606,415	19,995,561	3,467,898	922,482	119,606	—	22,545,487
Great-West Putnam High Yield Bond Institutional Class	5,075,842	48,772,863	1,646,031	6,998,741	(727,109)	—	45,834,849
Great-West Real Estate Index Fund Institutional Class	2,113,231	21,257,441	1,444,979	1,869,369	246,542	—	21,702,882
Great-West S&P 500® Index Fund Institutional Class	8,680,323	72,532,450	12,496,609	3,103,159	1,019,776	—	82,202,656
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,981,472	31,053,351	5,352,992	2,109,139	360,470	—	35,315,653
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,034,040	15,514,114	2,685,946	968,658	86,649	—	17,655,471
Great-West Short Duration Bond Fund Institutional Class	2,980,779	31,402,373	1,655,224	3,798,186	(123,483)	115,303	29,539,524
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,667,520	20,017,027	3,336,118	1,633,921	(109,593)	—	22,487,198
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,895,772	14,060,587	2,557,520	727,766	26,990	—	15,924,485
Great-West Templeton Global Bond Fund Institutional Class	3,628,543	34,384,747	1,663,285	4,097,254	(631,116)	—	32,548,032
					$(1,763,526)	$1,482,641	$744,025,147
Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,207,566	$119,819	$ 64,295	$ (15,283)	$ 6,385	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	26,350	245,413	27,080	42,355	(5,860)	—	240,311
Great-West Bond Index Fund Institutional Class	600,293	5,679,022	610,158	460,652	(5,088)	33,800	5,966,907
Great-West Federated Bond Fund Institutional Class	301,892	2,782,792	255,304	166,901	(7,998)	21,466	2,925,334
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	109,450	1,010,826	69,514	183,921	(42,812)	—	964,254
Great-West International Index Fund Institutional Class	317,890	2,782,655	273,075	329,977	(58,929)	—	2,717,959
Great-West Life & Annuity Contract	3,764,174	3,601,953	373,723	224,923	—	13,421	3,764,174
Great-West Loomis Sayles Bond Fund Institutional Class	280,489	2,481,493	128,668	158,395	(30,148)	—	2,572,086

March 31, 2016

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	42,483	$ 381,035	$ 19,375	$ 71,649	$ (19,267)	$ —	$ 358,558
Great-West MFS International Growth Fund Institutional Class	74,530	647,318	34,431	70,165	(15,476)	—	611,146
Great-West MFS International Value Fund Institutional Class	153,883	1,530,421	98,838	166,413	584	—	1,500,361
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	258,146	1,220,516	57,551	151,578	(7,659)	—	2,302,660
Great-West Putnam Equity Income Fund Institutional Class	162,156	1,465,866	90,101	197,879	(40,853)	—	1,402,651
Great-West Putnam High Yield Bond Institutional Class	277,553	2,426,720	110,485	134,524	(19,319)	—	2,506,304
Great-West Real Estate Index Fund Institutional Class	123,595	1,254,119	61,916	115,804	(5,176)	—	1,269,326
Great-West S&P 500® Index Fund Institutional Class	538,428	5,275,602	308,229	579,012	(21,374)	—	5,098,917
Great-West S&P Mid Cap 400® Index Fund Institutional Class	248,459	2,304,607	122,628	358,264	(50,792)	—	2,203,833
Great-West S&P Small Cap 600® Index Fund Institutional Class	127,936	1,169,765	55,487	172,421	(30,027)	—	1,110,488
Great-West Short Duration Bond Fund Institutional Class	163,099	1,544,650	160,577	98,523	(1,833)	6,298	1,616,306
Great-West T. Rowe Price Equity Income Fund Institutional Class	166,037	1,510,348	76,114	300,559	(74,758)	—	1,399,688
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	117,890	1,099,229	32,867	171,537	(36,580)	—	990,273
Great-West Templeton Global Bond Fund Institutional Class	198,158	1,691,526	140,387	66,148	(11,663)	—	1,777,480
					$(500,311)	$81,370	$43,299,016
Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,359,541	$ 463,796	$ 188,415	$ (34,559)	$ 23,334	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	98,220	912,356	72,067	112,364	(9,119)	—	895,771
Great-West Bond Index Fund Institutional Class	3,702,620	37,528,386	1,951,853	3,617,908	(71,703)	210,411	36,804,042
Great-West Federated Bond Fund Institutional Class	1,865,461	18,441,640	758,444	1,509,720	(88,961)	133,768	18,076,316
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	406,553	3,653,775	247,402	522,651	(107,957)	—	3,581,730
Great-West International Index Fund Institutional Class	1,325,773	11,568,594	968,002	935,872	(22,179)	—	11,335,358
Great-West Life & Annuity Contract	12,377,638	12,628,684	596,804	894,013	—	46,163	12,377,638
Great-West Loomis Sayles Bond Fund Institutional Class	1,710,777	16,011,298	172,397	1,259,368	(198,506)	—	15,687,827

March 31, 2016

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	185,777	$ 1,597,642	$ 111,712	$ 261,671	$ (68,989)	$ —	$ 1,567,960
Great-West MFS International Growth Fund Institutional Class	312,409	2,612,037	185,259	203,622	(29,073)	—	2,561,753
Great-West MFS International Value Fund Institutional Class	640,368	6,375,046	364,495	588,864	58,149	—	6,243,592
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	959,324	4,361,098	333,071	421,815	(3,962)	—	8,557,167
Great-West Putnam Equity Income Fund Institutional Class	603,565	5,322,278	317,286	429,212	7,483	—	5,220,833
Great-West Putnam High Yield Bond Institutional Class	1,610,094	14,882,871	173,703	1,134,900	(113,991)	—	14,539,152
Great-West Real Estate Index Fund Institutional Class	517,177	5,436,610	339,074	641,827	94,899	—	5,311,405
Great-West S&P 500® Index Fund Institutional Class	2,003,530	19,330,821	948,883	1,203,733	373,401	—	18,973,430
Great-West S&P Mid Cap 400® Index Fund Institutional Class	917,431	8,283,265	509,338	880,605	97,270	—	8,137,616
Great-West S&P Small Cap 600® Index Fund Institutional Class	559,533	4,936,703	316,969	565,731	(34,464)	—	4,856,743
Great-West Short Duration Bond Fund Institutional Class	534,295	5,401,475	261,515	405,114	(10,231)	20,772	5,294,863
Great-West T. Rowe Price Equity Income Fund Institutional Class	619,162	5,325,901	350,708	670,647	(54,461)	—	5,219,534
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	435,530	3,746,337	234,364	365,461	(46,987)	—	3,658,455
Great-West Templeton Global Bond Fund Institutional Class	1,108,530	10,137,225	227,334	502,986	(93,649)	—	9,943,510
					$(357,589)	$434,448	$198,844,695
Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 36,976,855	$ 3,871,449	$ 566,129	$ (75,213)	$ 200,713	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	951,399	7,814,045	948,837	262,989	(25,861)	—	8,676,759
Great-West Bond Index Fund Institutional Class	16,617,468	181,915,887	8,658,853	30,270,243	(722,880)	934,138	165,177,629
Great-West Federated Bond Fund Institutional Class	8,364,028	89,225,412	4,506,251	14,867,698	(751,828)	593,745	81,047,434
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,969,816	31,104,659	3,963,841	1,343,481	(312,741)	—	34,974,080
Great-West International Index Fund Institutional Class	12,864,851	98,369,742	15,771,796	1,745,278	91,162	—	109,994,474
Great-West Life & Annuity Contract	55,243,198	61,020,620	3,011,108	9,009,193	—	220,663	55,243,198
Great-West Loomis Sayles Bond Fund Institutional Class	7,661,999	77,459,038	2,456,404	14,469,049	(2,119,733)	—	70,260,532

March 31, 2016

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,826,169	$ 13,719,010	$ 1,737,496	$ 607,020	$ (62,229)	$ —	$ 15,412,869
Great-West MFS International Growth Fund Institutional Class	3,041,676	22,160,484	3,511,137	285,128	(25,547)	—	24,941,747
Great-West MFS International Value Fund Institutional Class	6,240,215	54,055,970	7,769,086	1,912,195	538,570	—	60,842,093
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,342,272	36,987,452	9,733,912	709,828	(22,831)	—	83,333,062
Great-West Putnam Equity Income Fund Institutional Class	5,869,358	45,272,331	6,418,359	1,069,007	109,516	—	50,769,950
Great-West Putnam High Yield Bond Institutional Class	7,190,844	71,767,610	2,386,066	12,950,783	(1,293,478)	—	64,933,321
Great-West Real Estate Index Fund Institutional Class	3,450,720	34,008,438	1,415,656	1,552,629	204,558	—	35,438,889
Great-West S&P 500® Index Fund Institutional Class	19,522,423	164,454,150	22,143,985	3,322,358	1,231,544	—	184,877,350
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,984,196	70,453,701	9,054,419	2,465,885	425,949	—	79,689,815
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,510,576	42,075,759	5,658,893	1,164,427	89,140	—	47,831,801
Great-West Short Duration Bond Fund Institutional Class	2,396,385	26,127,159	1,358,459	3,972,745	(105,845)	92,416	23,748,179
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,008,488	45,317,867	6,045,322	2,188,999	(9,069)	—	50,651,552
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,276,952	31,790,828	4,826,624	829,980	(4,206)	—	35,926,398
Great-West Templeton Global Bond Fund Institutional Class	4,957,240	49,054,416	2,160,800	7,961,188	(1,289,988)	—	44,466,441
					$(4,131,010)	$2,041,675	$1,328,237,573
Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,849,877	$ 307,327	$ 47,178	$ (10,185)	$ 15,608	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	65,159	592,692	53,593	73,164	(10,800)	—	594,253
Great-West Bond Index Fund Institutional Class	921,380	7,764,446	1,923,817	720,368	(3,167)	51,908	9,158,516
Great-West Federated Bond Fund Institutional Class	463,458	3,819,895	895,313	304,691	(14,627)	32,956	4,490,907
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	267,825	2,396,672	184,335	369,756	(82,403)	—	2,359,536
Great-West International Index Fund Institutional Class	869,578	7,522,837	705,691	720,173	(106,980)	—	7,434,889
Great-West Life & Annuity Contract	3,058,205	2,609,698	642,775	204,256	—	9,988	3,058,205
Great-West Loomis Sayles Bond Fund Institutional Class	424,467	3,314,676	616,365	206,325	(38,115)	—	3,892,368

March 31, 2016

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	123,930	$ 1,069,837	$ 78,241	$ 186,578	$ (49,764)	$ —	$ 1,045,968
Great-West MFS International Growth Fund Institutional Class	205,446	1,712,418	129,637	146,265	(28,612)	—	1,684,661
Great-West MFS International Value Fund Institutional Class	420,415	4,140,992	231,668	382,176	(6,440)	—	4,099,043
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	628,633	2,865,331	213,391	342,025	(6,095)	—	5,607,403
Great-West Putnam Equity Income Fund Institutional Class	394,778	3,474,592	251,890	383,028	(56,281)	—	3,414,831
Great-West Putnam High Yield Bond Institutional Class	398,528	3,083,401	521,417	140,448	(20,413)	—	3,598,709
Great-West Real Estate Index Fund Institutional Class	214,751	2,087,155	119,357	108,504	5,266	—	2,205,491
Great-West S&P 500® Index Fund Institutional Class	1,312,014	12,581,582	735,110	1,043,196	39,089	—	12,424,774
Great-West S&P Mid Cap 400® Index Fund Institutional Class	605,405	5,431,753	348,115	696,922	(70,777)	—	5,369,944
Great-West S&P Small Cap 600® Index Fund Institutional Class	371,678	3,262,302	216,819	408,075	(64,750)	—	3,226,168
Great-West Short Duration Bond Fund Institutional Class	132,046	1,121,067	269,824	89,841	(1,702)	5,105	1,308,577
Great-West T. Rowe Price Equity Income Fund Institutional Class	403,829	3,534,702	219,954	571,320	(116,832)	—	3,404,279
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	287,825	2,524,390	147,498	302,100	(52,037)	—	2,417,728
Great-West Templeton Global Bond Fund Institutional Class	275,303	2,092,904	449,917	89,932	(13,831)	—	2,469,466
					$(709,456)	$115,565	$83,265,716
Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,380,568	$ 525,627	$ 133,507	$ (11,843)	$ 28,726	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	121,389	1,118,869	60,683	96,946	(7,368)	—	1,107,067
Great-West Bond Index Fund Institutional Class	2,444,949	24,628,965	1,574,178	2,510,050	(43,025)	139,217	24,302,795
Great-West Federated Bond Fund Institutional Class	1,228,576	12,080,491	655,170	1,073,180	(48,832)	88,279	11,904,907
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	504,837	4,500,268	218,298	493,515	(107,594)	—	4,447,612
Great-West International Index Fund Institutional Class	1,838,393	15,919,515	908,656	661,207	41,372	—	15,718,260
Great-West Life & Annuity Contract	3,490,636	3,556,367	224,765	303,440	—	12,944	3,490,636
Great-West Loomis Sayles Bond Fund Institutional Class	1,115,182	10,388,480	218,433	890,868	(145,045)	—	10,226,218

March 31, 2016

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	272,454	$ 2,325,178	$ 122,571	$ 267,064	$ (45,378)	$ —	$ 2,299,510
Great-West MFS International Growth Fund Institutional Class	433,106	3,593,193	178,982	147,980	(13,214)	—	3,551,472
Great-West MFS International Value Fund Institutional Class	887,530	8,765,003	317,903	500,411	132,109	—	8,653,415
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,192,505	5,384,725	330,616	417,415	(34,426)	—	10,637,145
Great-West Putnam Equity Income Fund Institutional Class	749,757	6,562,196	246,340	311,949	29,551	—	6,485,401
Great-West Putnam High Yield Bond Institutional Class	1,011,221	9,309,125	175,099	757,297	(92,821)	—	9,131,322
Great-West Real Estate Index Fund Institutional Class	419,454	4,362,814	171,799	381,138	61,941	—	4,307,789
Great-West S&P 500® Index Fund Institutional Class	2,495,045	23,891,280	754,587	1,024,545	317,991	—	23,628,076
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,142,298	10,228,401	418,467	765,966	141,940	—	10,132,188
Great-West S&P Small Cap 600® Index Fund Institutional Class	817,521	7,152,694	334,598	558,607	24,744	—	7,096,084
Great-West Short Duration Bond Fund Institutional Class	151,847	1,530,342	98,577	133,945	(2,297)	5,927	1,504,805
Great-West T. Rowe Price Equity Income Fund Institutional Class	768,337	6,570,449	272,308	584,788	(28,244)	—	6,477,079
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	542,545	4,637,384	244,099	308,810	10,977	—	4,557,376
Great-West Templeton Global Bond Fund Institutional Class	680,142	6,201,372	235,237	403,163	(74,626)	—	6,100,873
					$ 105,912	$275,093	$175,760,030
Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 42,234,868	$ 3,890,471	$ 247,061	$ (19,883)	$227,290	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	1,055,838	8,826,421	834,056	202,938	(18,866)	—	9,629,240
Great-West Bond Index Fund Institutional Class	7,614,913	88,989,069	6,906,576	22,185,268	6,783	429,467	75,692,233
Great-West Federated Bond Fund Institutional Class	3,823,935	43,709,053	3,236,468	10,822,608	(242,142)	272,370	37,053,926
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,351,648	35,433,386	2,643,272	933,773	(213,935)	—	38,338,020
Great-West International Index Fund Institutional Class	15,708,427	125,103,791	13,343,164	897,634	131,626	—	134,307,047
Great-West Life & Annuity Contract	10,923,519	12,832,381	988,132	2,942,430	—	45,436	10,923,519
Great-West Loomis Sayles Bond Fund Institutional Class	3,466,745	37,570,102	1,754,971	10,300,246	(1,504,332)	—	31,790,049

March 31, 2016

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,349,045	$ 18,313,600	$ 1,453,510	$ 582,050	$ (25,006)	$ —	$ 19,825,940
Great-West MFS International Growth Fund Institutional Class	3,700,023	28,200,595	2,922,346	135,614	898	—	30,340,192
Great-West MFS International Value Fund Institutional Class	7,621,802	68,841,452	6,097,681	1,817,864	500,629	—	74,312,573
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,235,484	42,238,703	7,306,972	484,738	17,756	—	91,300,519
Great-West Putnam Equity Income Fund Institutional Class	6,420,612	51,595,810	4,336,704	453,674	129,672	—	55,538,293
Great-West Putnam High Yield Bond Institutional Class	3,141,828	33,580,270	1,432,148	8,704,265	(955,993)	—	28,370,707
Great-West Real Estate Index Fund Institutional Class	2,727,854	27,021,228	1,012,190	1,238,347	181,846	—	28,015,059
Great-West S&P 500® Index Fund Institutional Class	21,433,733	188,038,694	14,510,536	1,752,686	628,021	—	202,977,453
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,825,448	80,449,091	5,839,882	1,689,574	700,277	—	87,151,723
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,046,224	56,386,645	4,521,607	1,177,760	207,421	—	61,161,223
Great-West Short Duration Bond Fund Institutional Class	469,419	5,480,318	435,701	1,313,971	(22,773)	18,167	4,651,947
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,565,697	51,615,195	3,915,773	1,709,502	15,181	—	55,348,828
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,675,058	36,257,846	3,652,948	696,763	4,906	—	39,270,484
Great-West Templeton Global Bond Fund Institutional Class	2,124,045	22,439,103	1,438,494	5,757,994	(982,998)	—	19,052,684
					$(1,460,912)	$992,730	$1,135,051,659
Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,785,512	$ 373,660	$103,363	$ (21,371)	$15,309	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	65,493	584,040	54,892	59,265	(7,510)	—	597,301
Great-West Bond Index Fund Institutional Class	360,899	2,544,275	1,268,119	290,524	(1,492)	20,314	3,587,337
Great-West Federated Bond Fund Institutional Class	181,039	1,249,203	598,486	121,433	(5,569)	12,877	1,754,271
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	270,777	2,335,148	201,056	265,446	(49,947)	—	2,385,542
Great-West International Index Fund Institutional Class	976,893	8,245,452	758,317	531,361	(82,918)	—	8,352,435
Great-West Life & Annuity Contract	512,057	370,035	174,884	34,324	—	1,462	512,057
Great-West Loomis Sayles Bond Fund Institutional Class	164,389	1,072,049	465,161	92,793	(18,078)	—	1,507,449

March 31, 2016

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	146,771	$ 1,207,208	$ 105,559	$156,086	$ (41,395)	$ —	$ 1,238,746
Great-West MFS International Growth Fund Institutional Class	230,494	1,856,834	168,187	115,941	(23,875)	—	1,890,051
Great-West MFS International Value Fund Institutional Class	474,537	4,537,917	256,930	276,018	4,495	—	4,626,741
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	637,718	2,790,566	311,887	246,758	(1,571)	—	5,688,447
Great-West Putnam Equity Income Fund Institutional Class	399,587	3,407,586	276,954	286,184	(43,645)	—	3,456,427
Great-West Putnam High Yield Bond Institutional Class	148,511	957,735	398,240	61,337	(9,152)	—	1,341,054
Great-West Real Estate Index Fund Institutional Class	163,679	1,555,471	134,524	96,192	(1,847)	—	1,680,982
Great-West S&P 500® Index Fund Institutional Class	1,327,883	12,394,755	866,846	820,625	54,002	—	12,575,050
Great-West S&P Mid Cap 400® Index Fund Institutional Class	612,625	5,302,550	383,349	512,160	(45,939)	—	5,433,981
Great-West S&P Small Cap 600® Index Fund Institutional Class	441,048	3,714,929	331,597	399,744	(74,633)	—	3,828,296
Great-West Short Duration Bond Fund Institutional Class	22,175	154,185	79,358	14,860	(223)	856	219,752
Great-West T. Rowe Price Equity Income Fund Institutional Class	409,097	3,417,879	244,487	399,529	(81,095)	—	3,448,693
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	291,062	2,416,078	214,901	226,039	(39,015)	—	2,444,922
Great-West Templeton Global Bond Fund Institutional Class	100,920	638,806	295,383	37,480	(6,622)	—	905,251
					$(497,400)	$50,818	$67,474,785
Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 3,670,218	$344,578	$ 102,397	$ (6,765)	$19,526	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	85,024	768,034	43,431	52,320	(4,377)	—	775,422
Great-West Bond Index Fund Institutional Class	846,041	8,432,128	783,908	1,003,613	(2,209)	48,216	8,409,647
Great-West Federated Bond Fund Institutional Class	426,538	4,147,981	347,194	435,776	(7,307)	30,666	4,133,155
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	351,752	3,081,437	137,416	255,584	(57,457)	—	3,098,935
Great-West International Index Fund Institutional Class	1,409,332	12,024,468	765,584	381,935	52,050	—	12,049,789
Great-West Life & Annuity Contract	95,684	96,516	8,891	10,075	—	352	95,684
Great-West Loomis Sayles Bond Fund Institutional Class	384,676	3,537,871	164,298	358,948	(60,635)	—	3,527,475

March 31, 2016

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	219,939	$ 1,845,549	$ 87,126	$ 147,164	$ (13,271)	$ —	$ 1,856,283
Great-West MFS International Growth Fund Institutional Class	331,205	2,706,587	150,264	83,767	(7,515)	—	2,715,879
Great-West MFS International Value Fund Institutional Class	680,601	6,618,735	217,172	273,484	78,665	—	6,635,860
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	826,323	3,675,466	291,053	203,126	(13,007)	—	7,370,806
Great-West Putnam Equity Income Fund Institutional Class	520,237	4,484,661	140,728	119,468	17,252	—	4,500,050
Great-West Putnam High Yield Bond Institutional Class	339,378	3,085,814	125,711	287,638	(38,933)	—	3,064,585
Great-West Real Estate Index Fund Institutional Class	226,155	2,301,671	108,032	174,935	26,927	—	2,322,616
Great-West S&P 500® Index Fund Institutional Class	1,727,618	16,274,864	494,976	457,900	172,622	—	16,360,543
Great-West S&P Mid Cap 400® Index Fund Institutional Class	793,614	6,982,307	228,121	348,551	88,885	—	7,039,354
Great-West S&P Small Cap 600® Index Fund Institutional Class	658,712	5,654,113	248,216	298,083	37,575	—	5,717,625
Great-West Short Duration Bond Fund Institutional Class	3,627	36,200	3,367	3,835	(29)	142	35,941
Great-West T. Rowe Price Equity Income Fund Institutional Class	532,811	4,499,748	139,448	292,252	(17,157)	—	4,491,597
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	376,714	3,172,318	203,496	204,835	4,083	—	3,164,398
Great-West Templeton Global Bond Fund Institutional Class	225,624	2,033,039	143,815	185,625	(35,157)	—	2,023,849
					$214,240	$98,902	$99,389,493
Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 24,505,119	$2,230,296	$ 405,019	$ (25,269)	$131,396	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	586,702	5,116,385	271,709	131,842	(12,495)	—	5,350,719
Great-West Bond Index Fund Institutional Class	2,222,472	24,661,110	2,442,400	5,551,792	11,009	125,116	22,091,369
Great-West Federated Bond Fund Institutional Class	1,116,057	12,081,699	1,152,162	2,632,332	(19,395)	79,357	10,814,591
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,434,338	20,531,718	1,180,744	1,057,221	(244,243)	—	21,446,516
Great-West International Index Fund Institutional Class	9,781,182	80,478,128	6,765,838	1,486,116	93,089	—	83,629,105
Great-West Life & Annuity Contract	218,495	284,384	32,552	99,439	—	998	218,495
Great-West Loomis Sayles Bond Fund Institutional Class	1,011,220	10,306,572	688,017	2,439,441	(361,259)	—	9,272,885

March 31, 2016

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,522,076	$ 12,288,407	$ 609,115	$ 468,895	$ (28,429)	$ —	$ 12,846,318
Great-West MFS International Growth Fund Institutional Class	2,307,405	18,112,462	1,483,993	263,099	(17,936)	—	18,920,723
Great-West MFS International Value Fund Institutional Class	4,736,936	44,252,843	2,449,148	1,213,445	328,210	—	46,185,128
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,741,143	24,505,696	3,003,580	510,368	(9,111)	—	51,210,999
Great-West Putnam Equity Income Fund Institutional Class	3,609,047	29,979,667	1,648,009	396,063	95,114	—	31,218,259
Great-West Putnam High Yield Bond Institutional Class	887,673	9,030,457	587,268	2,160,322	(253,123)	—	8,015,684
Great-West Real Estate Index Fund Institutional Class	1,383,876	13,571,641	855,690	820,421	110,360	—	14,212,404
Great-West S&P 500® Index Fund Institutional Class	12,007,080	108,749,495	5,589,096	1,464,055	676,488	—	113,707,046
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,516,078	46,665,627	1,751,120	998,649	288,705	—	48,927,608
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,582,060	37,782,389	2,006,130	920,802	121,749	—	39,772,281
Great-West Short Duration Bond Fund Institutional Class	7,358	142,135	16,185	86,521	(329)	284	72,918
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,696,015	29,979,395	1,237,234	912,780	(304)	—	31,157,408
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,623,331	21,038,655	1,586,194	603,185	(5,112)	—	22,035,983
Great-West Templeton Global Bond Fund Institutional Class	593,988	5,969,171	513,801	1,390,459	(245,716)	—	5,328,075
					$ 502,003	$337,151	$596,434,514
Great-West Lifetime 2045 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,402,803	$242,544	$ 31,068	$ (7,268)	$ 8,145	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	35,905	293,894	44,107	21,008	(3,080)	—	327,456
Great-West Bond Index Fund Institutional Class	109,965	746,296	413,720	86,621	(573)	6,172	1,093,056
Great-West Federated Bond Fund Institutional Class	55,236	365,438	199,176	38,148	(1,809)	3,914	535,236
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	147,461	1,176,935	164,356	107,139	(22,597)	—	1,299,136
Great-West International Index Fund Institutional Class	592,660	4,596,101	755,735	233,243	(41,589)	—	5,067,247
Great-West Life & Annuity Contract	13,020	7,785	5,992	789	—	32	13,020
Great-West Loomis Sayles Bond Fund Institutional Class	49,808	310,957	155,640	29,730	(5,752)	—	456,736

March 31, 2016

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	92,320	$ 709,491	$ 88,230	$ 64,908	$ (16,667)	$ —	$ 779,177
Great-West MFS International Growth Fund Institutional Class	139,364	1,037,004	160,649	45,049	(9,956)	—	1,142,783
Great-West MFS International Value Fund Institutional Class	286,413	2,531,105	282,927	96,646	615	—	2,792,531
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	347,391	1,406,821	237,455	51,700	(928)	—	3,098,725
Great-West Putnam Equity Income Fund Institutional Class	218,587	1,711,844	224,131	73,067	(11,277)	—	1,890,780
Great-West Putnam High Yield Bond Institutional Class	43,821	272,562	129,057	20,460	(2,955)	—	395,701
Great-West Real Estate Index Fund Institutional Class	82,228	743,064	107,246	52,400	(881)	—	844,479
Great-West S&P 500® Index Fund Institutional Class	725,354	6,218,994	746,532	219,894	5,388	—	6,869,100
Great-West S&P Mid Cap 400® Index Fund Institutional Class	333,729	2,665,339	308,858	161,027	(17,663)	—	2,960,175
Great-West S&P Small Cap 600® Index Fund Institutional Class	278,129	2,163,240	311,162	171,019	(30,771)	—	2,414,158
Great-West Short Duration Bond Fund Institutional Class	438	3,886	829	395	(3)	17	4,344
Great-West T. Rowe Price Equity Income Fund Institutional Class	224,054	1,725,846	205,510	133,731	(27,456)	—	1,888,773
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	158,749	1,232,343	148,877	67,175	(11,992)	—	1,333,490
Great-West Templeton Global Bond Fund Institutional Class	29,584	178,540	96,893	13,383	(2,453)	—	265,372
					$(209,667)	$18,280	$35,471,475
Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,220,569	$142,337	$ 49,909	$ (7,365)	$ 6,569	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	28,431	254,258	20,244	21,705	(2,307)	—	259,290
Great-West Bond Index Fund Institutional Class	226,036	2,217,433	284,231	302,165	4,051	12,881	2,246,798
Great-West Federated Bond Fund Institutional Class	113,787	1,088,439	132,301	138,533	(2,791)	8,183	1,102,595
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	118,212	1,021,784	67,065	97,564	(23,044)	—	1,041,446
Great-West International Index Fund Institutional Class	524,406	4,414,778	387,144	218,171	(11,621)	—	4,483,674
Great-West Loomis Sayles Bond Fund Institutional Class	102,297	925,748	76,130	115,451	(18,814)	—	938,063

March 31, 2016

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	84,435	$ 699,518	$ 45,512	$ 71,478	$(16,511)	$ —	$ 712,634
Great-West MFS International Growth Fund Institutional Class	122,999	992,372	85,634	54,524	(8,535)	—	1,008,594
Great-West MFS International Value Fund Institutional Class	252,740	2,433,030	126,204	145,802	6,364	—	2,464,211
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	278,481	1,220,956	126,191	88,763	(13,178)	—	2,484,053
Great-West Putnam Equity Income Fund Institutional Class	175,436	1,488,603	86,567	61,349	866	—	1,517,520
Great-West Putnam High Yield Bond Institutional Class	90,674	809,541	61,019	91,960	(12,971)	—	818,788
Great-West Real Estate Index Fund Institutional Class	72,719	736,486	51,229	66,607	12,041	—	746,828
Great-West S&P 500® Index Fund Institutional Class	581,441	5,397,478	282,049	191,718	58,123	—	5,506,246
Great-West S&P Mid Cap 400® Index Fund Institutional Class	266,849	2,316,839	125,477	148,746	17,425	—	2,366,953
Great-West S&P Small Cap 600® Index Fund Institutional Class	252,476	2,137,551	152,407	167,820	(9,459)	—	2,191,491
Great-West T. Rowe Price Equity Income Fund Institutional Class	179,956	1,490,346	77,942	107,619	(12,801)	—	1,517,027
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	126,990	1,058,289	83,226	86,005	(11,500)	—	1,066,717
Great-West Templeton Global Bond Fund Institutional Class	66,945	592,228	67,487	68,872	(10,249)	—	600,496
					$(62,276)	$27,633	$33,073,424
Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 7,442,182	$ 865,471	$ 169,595	$ (17,053)	$40,702	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	184,159	1,560,559	128,703	41,532	(4,024)	—	1,679,532
Great-West Bond Index Fund Institutional Class	633,620	6,515,191	972,654	1,328,202	8,882	35,566	6,298,178
Great-West Federated Bond Fund Institutional Class	318,572	3,212,432	458,737	643,567	(6,286)	22,579	3,086,960
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	756,356	6,243,162	489,072	320,874	(73,487)	—	6,663,498
Great-West International Index Fund Institutional Class	3,361,553	27,028,164	3,048,351	600,763	85,156	—	28,741,274
Great-West Loomis Sayles Bond Fund Institutional Class	286,889	2,737,602	282,537	574,387	(86,600)	—	2,630,775
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	541,223	4,252,954	299,891	143,000	(14,610)	—	4,567,918

March 31, 2016

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West MFS International Growth Fund Institutional Class	790,139	$ 6,084,614	$ 662,019	$ 133,207	$ (4,150)	$ —	$ 6,479,144
Great-West MFS International Value Fund Institutional Class	1,625,460	14,861,082	1,137,261	415,917	92,620	—	15,848,234
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,781,169	7,442,521	1,145,526	215,370	(5,404)	—	15,888,029
Great-West Putnam Equity Income Fund Institutional Class	1,121,841	9,092,421	768,504	176,477	15,079	—	9,703,921
Great-West Putnam High Yield Bond Institutional Class	254,117	2,376,534	241,390	465,363	(58,226)	—	2,294,681
Great-West Real Estate Index Fund Institutional Class	428,482	4,094,919	358,544	245,778	33,727	—	4,400,506
Great-West S&P 500® Index Fund Institutional Class	3,716,147	33,111,853	2,386,330	598,716	202,992	—	35,191,915
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,709,657	14,181,533	766,528	305,601	46,959	—	15,164,661
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,627,375	13,095,774	1,028,685	358,204	22,249	—	14,125,614
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,149,828	9,094,167	571,522	250,576	(8,198)	—	9,693,047
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	815,306	6,382,102	632,104	177,486	1,210	—	6,848,571
Great-West Templeton Global Bond Fund Institutional Class	186,600	1,741,868	220,478	346,578	(59,339)	—	1,673,798
					$171,497	$98,847	$190,980,256
Great-West Lifetime 2055 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 352,946	$ 86,118	$ 4,645	$ (788)	$2,157	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	9,658	73,066	18,820	7,348	(1,223)	—	88,080
Great-West Bond Index Fund Institutional Class	28,548	183,839	115,231	20,215	(111)	1,601	283,767
Great-West Federated Bond Fund Institutional Class	14,372	90,899	55,127	8,995	(420)	1,017	139,262
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	40,077	295,575	66,341	27,747	(6,429)	—	353,078
Great-West International Index Fund Institutional Class	178,583	1,271,134	332,154	65,506	(10,850)	—	1,526,885
Great-West Loomis Sayles Bond Fund Institutional Class	12,990	77,458	43,377	6,767	(1,305)	—	119,116
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	28,666	204,898	43,864	23,028	(6,371)	—	241,940
Great-West MFS International Growth Fund Institutional Class	41,924	287,505	70,571	12,489	(2,723)	—	343,776
Great-West MFS International Value Fund Institutional Class	86,132	700,613	142,208	27,859	(697)	—	839,784

March 31, 2016

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	94,514	$ 355,143	$ 97,455	$16,953	$ (76)	$ —	$ 843,061
Great-West Putnam Equity Income Fund Institutional Class	59,414	430,189	95,831	21,269	(3,165)	—	513,934
Great-West Putnam High Yield Bond Institutional Class	11,378	67,223	36,499	4,818	(742)	—	102,741
Great-West Real Estate Index Fund Institutional Class	22,433	187,537	42,192	12,253	(11)	—	230,392
Great-West S&P 500® Index Fund Institutional Class	197,917	1,557,619	326,846	49,335	272	—	1,874,271
Great-West S&P Mid Cap 400® Index Fund Institutional Class	90,746	670,279	134,773	40,878	(4,168)	—	804,921
Great-West S&P Small Cap 600® Index Fund Institutional Class	86,291	624,818	144,307	58,240	(11,368)	—	749,010
Great-West T. Rowe Price Equity Income Fund Institutional Class	60,900	436,909	89,620	39,592	(8,273)	—	513,384
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	43,177	314,759	63,695	23,123	(3,979)	—	362,685
Great-West Templeton Global Bond Fund Institutional Class	8,379	49,537	27,969	3,208	(551)	—	75,162
					$(62,978)	$4,775	$10,005,249

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,104,585	Great-West Bond Index Fund Institutional Class(a)	$ 40,799,573

TOTAL BOND MUTUAL FUNDS — 38.83% (Cost $40,465,203)		$ 40,799,573
EQUITY MUTUAL FUNDS
1,678,042	Great-West International Index Fund Institutional Class(a)	14,347,260
2,542,932	Great-West S&P 500® Index Fund Institutional Class(a)	24,081,561
1,171,052	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,387,233
721,690	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,264,266
416,911	Northern Emerging Markets Equity Index Fund	3,868,939

TOTAL EQUITY MUTUAL FUNDS — 56.10% (Cost $58,267,240)		$ 58,949,259
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,372,716 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,372,716

TOTAL FIXED INTEREST CONTRACT — 5.11% (Cost $5,372,716)		$ 5,372,716
TOTAL INVESTMENTS — 100.04% (Cost $104,105,159)		$105,121,548
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (43,422)
TOTAL NET ASSETS — 100.00%		$105,078,126
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,620,076	Great-West Bond Index Fund Institutional Class(a)	$26,043,555

TOTAL BOND MUTUAL FUNDS — 38.94% (Cost $26,182,786)		$26,043,555
EQUITY MUTUAL FUNDS
1,068,074	Great-West International Index Fund Institutional Class(a)	9,132,036
1,619,527	Great-West S&P 500® Index Fund Institutional Class(a)	15,336,923
742,385	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,584,951
454,594	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,945,875
262,938	Northern Emerging Markets Equity Index Fund	2,440,066

TOTAL EQUITY MUTUAL FUNDS — 55.98% (Cost $40,549,644)		$37,439,851
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,422,766 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,422,766

TOTAL FIXED INTEREST CONTRACT — 5.12% (Cost $3,422,766)		$ 3,422,766
TOTAL INVESTMENTS — 100.04% (Cost $70,155,196)		$66,906,172
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,469)
TOTAL NET ASSETS — 100.00%		$66,880,703
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,790,947	Great-West Bond Index Fund Institutional Class(a)	$27,742,016

TOTAL BOND MUTUAL FUNDS — 38.95% (Cost $27,509,576)		$27,742,016
EQUITY MUTUAL FUNDS
1,135,222	Great-West International Index Fund Institutional Class(a)	9,706,146
1,721,240	Great-West S&P 500® Index Fund Institutional Class(a)	16,300,140
792,489	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,029,380
487,103	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,228,050
280,612	Northern Emerging Markets Equity Index Fund	2,604,080

TOTAL EQUITY MUTUAL FUNDS — 55.97% (Cost $40,676,740)		$39,867,796
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,647,047 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,647,047

TOTAL FIXED INTEREST CONTRACT — 5.12% (Cost $3,647,047)		$ 3,647,047
TOTAL INVESTMENTS — 100.04% (Cost $71,833,363)		$71,256,859
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,762)
TOTAL NET ASSETS — 100.00%		$71,227,097
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,702,539	Great-West Bond Index Fund Institutional Class(a)	$26,863,238

TOTAL BOND MUTUAL FUNDS — 29.81% (Cost $26,959,828)		$26,863,238
EQUITY MUTUAL FUNDS
1,766,879	Great-West International Index Fund Institutional Class(a)	15,106,816
2,539,666	Great-West S&P 500® Index Fund Institutional Class(a)	24,050,635
1,170,539	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,382,681
780,787	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,777,235
470,162	Northern Emerging Markets Equity Index Fund	4,363,100

TOTAL EQUITY MUTUAL FUNDS — 67.34% (Cost $66,020,722)		$60,680,467
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,607,823 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,607,823

TOTAL FIXED INTEREST CONTRACT — 2.89% (Cost $2,607,823)		$ 2,607,823
TOTAL INVESTMENTS — 100.04% (Cost $95,588,373)		$90,151,528
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (34,018)
TOTAL NET ASSETS — 100.00%		$90,117,510
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,285,451	Great-West Bond Index Fund Institutional Class(a)	$12,777,381

TOTAL BOND MUTUAL FUNDS — 20.13% (Cost $12,693,503)		$12,777,381
EQUITY MUTUAL FUNDS
1,487,162	Great-West International Index Fund Institutional Class(a)	12,715,232
2,024,201	Great-West S&P 500® Index Fund Institutional Class(a)	19,169,187
930,671	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,255,051
670,536	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,820,257
423,885	Northern Emerging Markets Equity Index Fund	3,933,652

TOTAL EQUITY MUTUAL FUNDS — 78.61% (Cost $52,154,552)		$49,893,379
Account Balance		Fair Value
FIXED INTEREST CONTRACT
825,635 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$825,635

TOTAL FIXED INTEREST CONTRACT — 1.30% (Cost $825,635)		$ 825,635
TOTAL INVESTMENTS — 100.04% (Cost $65,673,690)		$63,496,395
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,345)
TOTAL NET ASSETS — 100.00%		$63,470,050
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
860,008	Great-West Bond Index Fund Institutional Class(a)	$ 8,548,482

TOTAL BOND MUTUAL FUNDS — 13.04% (Cost $8,586,834)		$ 8,548,482
EQUITY MUTUAL FUNDS
1,723,248	Great-West International Index Fund Institutional Class(a)	14,733,771
2,226,887	Great-West S&P 500® Index Fund Institutional Class(a)	21,088,621
1,026,156	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,102,003
795,533	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,905,224
527,465	Northern Emerging Markets Equity Index Fund	4,894,877

TOTAL EQUITY MUTUAL FUNDS — 86.55% (Cost $62,300,449)		$56,724,496
Account Balance		Fair Value
FIXED INTEREST CONTRACT
292,808 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$292,808

TOTAL FIXED INTEREST CONTRACT — 0.45% (Cost $292,808)		$ 292,808
TOTAL INVESTMENTS — 100.04% (Cost $71,180,091)		$65,565,786
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (24,549)
TOTAL NET ASSETS — 100.00%		$65,541,237
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
261,032	Great-West Bond Index Fund Institutional Class(a)	$ 2,594,656

TOTAL BOND MUTUAL FUNDS — 9.65% (Cost $2,576,817)		$ 2,594,656
EQUITY MUTUAL FUNDS
752,301	Great-West International Index Fund Institutional Class(a)	6,432,173
923,227	Great-West S&P 500® Index Fund Institutional Class(a)	8,742,962
424,320	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,763,723
352,392	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,058,762
245,623	Northern Emerging Markets Equity Index Fund	2,279,378

TOTAL EQUITY MUTUAL FUNDS — 90.34% (Cost $24,833,620)		$24,276,998
Account Balance		Fair Value
FIXED INTEREST CONTRACT
13,396 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 13,396

TOTAL FIXED INTEREST CONTRACT — 0.05% (Cost $13,396)		$ 13,396
TOTAL INVESTMENTS — 100.04% (Cost $27,423,833)		$26,885,050
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,137)
TOTAL NET ASSETS — 100.00%		$26,873,913
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
127,942	Great-West Bond Index Fund Institutional Class(a)	$ 1,271,737

TOTAL BOND MUTUAL FUNDS — 8.52% (Cost $1,270,960)		$ 1,271,737
EQUITY MUTUAL FUNDS
430,418	Great-West International Index Fund Institutional Class(a)	3,680,075
502,030	Great-West S&P 500® Index Fund Institutional Class(a)	4,754,220
231,290	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,051,547
206,085	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,788,820
Shares		Fair Value
Equity Mutual Funds — (continued)
150,136	Northern Emerging Markets Equity Index Fund	$ 1,393,261

TOTAL EQUITY MUTUAL FUNDS — 91.52% (Cost $14,817,371)		$13,667,923
TOTAL INVESTMENTS — 100.04% (Cost $16,088,331)		$14,939,660
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (5,548)
TOTAL NET ASSETS — 100.00%		$14,934,112
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
39,791	Great-West Bond Index Fund Institutional Class(a)	$ 395,524

TOTAL BOND MUTUAL FUNDS — 8.08% (Cost $394,128)		$ 395,524
EQUITY MUTUAL FUNDS
144,206	Great-West International Index Fund Institutional Class(a)	1,232,959
159,946	Great-West S&P 500® Index Fund Institutional Class(a)	1,514,691
73,462	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	651,609
69,815	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	605,989
Shares		Fair Value
Equity Mutual Funds — (continued)
53,651	Northern Emerging Markets Equity Index Fund	$ 497,881

TOTAL EQUITY MUTUAL FUNDS — 91.96% (Cost $4,747,900)		$4,503,129
TOTAL INVESTMENTS — 100.04% (Cost $5,142,028)		$4,898,653
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,997)
TOTAL NET ASSETS — 100.00%		$4,896,656
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of March 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2016:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$3,893,001	$3,407,016	$3,624,868	$2,530,869
Total interest received	17,938	12,536	13,338	9,396
Purchases	1,803,720	231,829	262,844	221,048
Sales	(341,943)	(228,615)	(254,003)	(153,490)
Ending Balance, March 31, 2016	$5,372,716	$3,422,766	$3,647,047	$2,607,823

March 31, 2016

	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 843,681	$285,347	$13,350
Total interest received	3,081	1,048	49
Purchases	84,575	30,904	1,604
Sales	(105,702)	(24,491)	(1,607)
Ending Balance, March 31, 2016	$ 825,635	$292,808	$13,396
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$104,674,375	$3,279,242	$(2,832,069)	$447,173
Great-West SecureFoundation® Lifetime 2020 Fund	70,417,842	292,238	(3,803,908)	(3,511,670)
Great-West SecureFoundation® Lifetime 2025 Fund	72,199,453	1,684,174	(2,626,768)	(942,594)
Great-West SecureFoundation® Lifetime 2030 Fund	95,906,050	414,558	(6,169,080)	(5,754,522)
Great-West SecureFoundation® Lifetime 2035 Fund	65,898,295	1,397,152	(3,799,052)	(2,401,900)
Great-West SecureFoundation® Lifetime 2040 Fund	71,458,072	199,013	(6,091,299)	(5,892,286)
Great-West SecureFoundation® Lifetime 2045 Fund	27,578,736	1,031,030	(1,724,716)	(693,686)
Great-West SecureFoundation® Lifetime 2050 Fund	16,198,185	69,295	(1,327,820)	(1,258,525)
Great-West SecureFoundation® Lifetime 2055 Fund	5,180,612	89,773	(371,732)	(281,959)
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2016

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	4,104,585	$29,417,643	$13,522,328	$3,024,805	$ (80,822)	$229,665	$ 40,799,573
Great-West International Index Fund Institutional Class	1,678,042	10,456,580	4,635,597	644,133	59,628	—	14,347,260
Great-West Life & Annuity Contract	5,372,716	3,893,001	1,803,720	341,943	—	17,938	5,372,716
Great-West S&P 500® Index Fund Institutional Class	2,542,932	17,412,104	7,006,977	883,601	259,780	—	24,081,561
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,171,052	7,460,815	2,931,005	545,603	93,989	—	10,387,233
Great-West S&P Small Cap 600® Index Fund Institutional Class	721,690	4,446,318	1,871,359	380,244	657	—	6,264,266
					$333,232	$247,603	$101,252,609
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	2,620,076	$25,715,937	$1,854,601	$2,119,536	$ 5,418	$147,822	$26,043,555
Great-West International Index Fund Institutional Class	1,068,074	9,186,364	655,014	575,686	(95,486)	—	9,132,036
Great-West Life & Annuity Contract	3,422,766	3,407,016	231,829	228,615	—	12,536	3,422,766
Great-West S&P 500® Index Fund Institutional Class	1,619,527	15,331,209	737,361	979,549	(26,165)	—	15,336,923
Great-West S&P Mid Cap 400® Index Fund Institutional Class	742,385	6,574,754	378,499	723,755	(96,673)	—	6,584,951
Great-West S&P Small Cap 600® Index Fund Institutional Class	454,594	3,920,888	249,729	403,574	(69,099)	—	3,945,875
					$(282,005)	$160,358	$64,466,106
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	2,790,947	$27,383,825	$1,969,659	$2,315,040	$ (67,392)	$157,150	$27,742,016
Great-West International Index Fund Institutional Class	1,135,222	9,739,062	899,000	608,790	81,844	—	9,706,146
Great-West Life & Annuity Contract	3,647,047	3,624,868	262,844	254,003	—	13,338	3,647,047
Great-West S&P 500® Index Fund Institutional Class	1,721,240	16,257,878	1,031,684	915,279	311,556	—	16,300,140
Great-West S&P Mid Cap 400® Index Fund Institutional Class	792,489	6,965,995	523,736	603,900	133,669	—	7,029,380
Great-West S&P Small Cap 600® Index Fund Institutional Class	487,103	4,152,436	339,355	366,384	15,223	—	4,228,050
					$474,900	$170,488	$68,652,779

March 31, 2016

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	2,702,539	$25,853,369	$2,298,141	$1,896,305	$ (2,988)	$152,333	$26,863,238
Great-West International Index Fund Institutional Class	1,766,879	14,806,939	962,678	363,959	(61,203)	—	15,106,816
Great-West Life & Annuity Contract	2,607,823	2,530,869	221,048	153,490	—	9,396	2,607,823
Great-West S&P 500® Index Fund Institutional Class	2,539,666	23,390,510	948,043	690,998	(36,451)	—	24,050,635
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,170,539	10,032,936	508,344	667,502	(96,013)	—	10,382,681
Great-West S&P Small Cap 600® Index Fund Institutional Class	780,787	6,493,391	381,535	347,534	(59,352)	—	6,777,235
					$(256,007)	$161,729	$85,788,428
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	1,285,451	$12,983,377	$1,312,135	$1,794,793	$ 21,571	$72,861	$12,777,381
Great-West International Index Fund Institutional Class	1,487,162	13,010,728	929,082	808,448	97,959	—	12,715,232
Great-West Life & Annuity Contract	825,635	843,681	84,575	105,702	—	3,081	825,635
Great-West S&P 500® Index Fund Institutional Class	2,024,201	19,504,861	723,458	881,256	451,530	—	19,169,187
Great-West S&P Mid Cap 400® Index Fund Institutional Class	930,671	8,361,441	379,703	637,889	172,804	—	8,255,051
Great-West S&P Small Cap 600® Index Fund Institutional Class	670,536	5,852,344	329,637	504,046	18,446	—	5,820,257
					$762,310	$75,942	$59,562,743
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	860,008	$ 8,255,695	$895,623	$796,957	$ (2,076)	$48,572	$ 8,548,482
Great-West International Index Fund Institutional Class	1,723,248	14,410,643	889,582	241,754	(40,312)	—	14,733,771
Great-West Life & Annuity Contract	292,808	285,347	30,904	24,491	—	1,048	292,808
Great-West S&P 500® Index Fund Institutional Class	2,226,887	20,497,345	558,975	273,760	(13,657)	—	21,088,621
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,026,156	8,782,746	275,943	352,949	(50,530)	—	9,102,003
Great-West S&P Small Cap 600® Index Fund Institutional Class	795,533	6,599,683	296,198	209,667	(33,859)	—	6,905,224
					$(140,434)	$49,620	$60,670,909

March 31, 2016

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	261,032	$2,569,057	$308,156	$341,119	$ 581	$14,746	$ 2,594,656
Great-West International Index Fund Institutional Class	752,301	6,406,215	472,009	245,172	42,004	—	6,432,173
Great-West Life & Annuity Contract	13,396	13,350	1,604	1,607	—	49	13,396
Great-West S&P 500® Index Fund Institutional Class	923,227	8,661,072	313,695	224,819	130,450	—	8,742,962
Great-West S&P Mid Cap 400® Index Fund Institutional Class	424,320	3,708,167	141,765	168,750	63,284	—	3,763,723
Great-West S&P Small Cap 600® Index Fund Institutional Class	352,392	2,995,056	166,650	165,210	21,618	—	3,058,762
					$257,937	$14,795	$24,605,672
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	127,942	$1,208,235	$183,452	$148,477	$ (240)	$7,268	$ 1,271,737
Great-West International Index Fund Institutional Class	430,418	3,482,969	327,581	56,310	(9,037)	—	3,680,075
Great-West S&P 500® Index Fund Institutional Class	502,030	4,474,473	278,194	69,993	(46)	—	4,754,220
Great-West S&P Mid Cap 400® Index Fund Institutional Class	231,290	1,916,470	118,885	73,131	(9,482)	—	2,051,547
Great-West S&P Small Cap 600® Index Fund Institutional Class	206,085	1,655,195	133,254	59,646	(9,834)	—	1,788,820
					$(28,639)	$7,268	$13,546,399
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	39,791	$ 382,245	$ 71,908	$67,133	$ 386	$2,275	$ 395,524
Great-West International Index Fund Institutional Class	144,206	1,189,031	158,887	90,616	(3,894)	—	1,232,959
Great-West S&P 500® Index Fund Institutional Class	159,946	1,456,304	126,676	69,901	21,419	—	1,514,691
Great-West S&P Mid Cap 400® Index Fund Institutional Class	73,462	624,047	46,423	38,495	6,246	—	651,609
Great-West S&P Small Cap 600® Index Fund Institutional Class	69,815	576,033	59,693	49,866	(2,707)	—	605,989
					$21,450	$2,275	$4,400,772

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,934,672	Great-West Bond Index Fund Institutional Class(a)	$108,690,642

TOTAL BOND MUTUAL FUNDS — 34.93% (Cost $108,043,245)		$108,690,642
EQUITY MUTUAL FUNDS
3,986,748	Great-West International Index Fund Institutional Class(a)	34,086,694
8,532,563	Great-West S&P 500® Index Fund Institutional Class(a)	80,803,371
3,874,830	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	34,369,743
3,269,901	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	28,382,743
1,015,440	Northern Emerging Markets Equity Index Fund	9,423,281

TOTAL EQUITY MUTUAL FUNDS — 60.13% (Cost $192,179,308)		$187,065,832
Account Balance		Fair Value
FIXED INTEREST CONTRACT
15,487,028 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 15,487,028

TOTAL FIXED INTEREST CONTRACT — 4.98% (Cost $15,487,028)		$ 15,487,028
TOTAL INVESTMENTS — 100.04% (Cost $315,709,581)		$311,243,502
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (123,774)
TOTAL NET ASSETS — 100.00%		$311,119,728
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2016.
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2016, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2016:
Beginning Balance, January 1, 2016	$13,001,206
Total interest received	51,840
Purchases	2,996,663
Sales	(562,681)
Ending Balance, March 31, 2016	$15,487,028
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of March 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

March 31, 2016

Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$316,574,705
Gross unrealized appreciation on investments	5,621,809
Gross unrealized depreciation on investments	(10,953,012)
Net unrealized depreciation on investments	$(5,331,203)
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 03/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 03/31/2016
Great-West Bond Index Fund Institutional Class	10,934,672	$90,999,280	$20,470,986	$5,130,297	$(115,758)	$607,564	$108,690,642
Great-West International Index Fund Institutional Class	3,986,748	28,542,412	6,907,134	897,700	(72,059)	—	34,086,694
Great-West Life & Annuity Contract	15,487,028	13,001,206	2,996,663	562,681	—	51,840	15,487,028
Great-West S&P 500® Index Fund Institutional Class	8,532,563	67,497,196	13,770,950	1,723,780	339,523	—	80,803,371
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,874,830	28,624,792	5,356,135	1,091,733	16,557	—	34,369,743
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,269,901	23,539,490	4,814,545	961,451	(39,033)	—	28,382,743
					$ 129,230	$659,404	$301,820,221

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
253,939	Vanguard Total Bond Market ETF	$ 21,023,610

TOTAL BOND EXCHANGE TRADED FUNDS — 37.45% (Cost $20,836,774)		$ 21,023,610
EQUITY EXCHANGE TRADED FUNDS
185,818	Vanguard FTSE Developed Markets ETF(a)	6,663,433
49,662	Vanguard FTSE Emerging Markets ETF	1,717,312
57,496	Vanguard Russell 2000 ETF(a)	5,096,445
80,382	Vanguard S&P 500 ETF	15,156,830
63,706	Vanguard S&P Mid-Cap 400 ETF(a)	6,187,127

EQUITY EXCHANGE TRADED FUNDS — 62.03% (Cost $32,954,128)		$ 34,821,147
MONEY MARKET MUTUAL FUNDS
811,558	Federated Government Obligations Fund Institutional Class, 0.20%(b)	811,558

TOTAL MONEY MARKET MUTUAL FUNDS — 1.45% (Cost $811,558)		$ 811,558
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 8.12%
$1,082,008	Undivided interest of 0.98% in a repurchase agreement (principal amount/value $109,886,571 with a maturity value of $109,887,578) with Citigroup Global Markets Inc, 0.33%, dated 3/31/16 to be repurchased at $1,082,008 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.50%, 4/1/16 - 2/20/61, with a value of $112,084,302.(c)	1,082,008
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,082,009	Undivided interest of 0.98% in a repurchase agreement (principal amount/value $109,886,722 with a maturity value of $109,887,821) with Daiwa Capital Markets America Inc, 0.36%, dated 3/31/16 to be repurchased at $1,082,009 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 5/31/16 - 9/9/49, with a value of $112,084,457.(c)
		$ 1,082,009
227,768	Undivided interest of 1.58% in a repurchase agreement (principal amount/value $14,428,236 with a maturity value of $14,428,356) with Bank of Montreal, 0.30%, dated 3/31/16 to be repurchased at $227,768 on 4/1/16 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/26/16 - 9/9/49, with a value of $14,716,801.(c)	227,768
1,082,009	Undivided interest of 3.91% in a repurchase agreement (principal amount/value $27,689,279 with a maturity value of $27,689,510) with Merrill Lynch, Pierce, Fenner & Smith, 0.30%, dated 3/31/16 to be repurchased at $1,082,009 on 4/1/16 collateralized by various U.S. Government Agency securities, 1.41% - 7.00%, 5/15/24 - 1/20/66, with a value of $28,243,065.(c)	1,082,009
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 31, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,082,009	Undivided interest of 4.16% in a repurchase agreement (principal amount/value $26,020,529 with a maturity value of $26,020,731) with RBC Capital Markets Corp, 0.28%, dated 3/31/16 to be repurchased at $1,082,009 on 4/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.75% - 6.00%, 6/1/18 - 4/1/46, with a value of $26,540,940.(c)
$ 1,082,009
SHORT TERM INVESTMENTS — 8.12% (Cost $4,555,803)	$ 4,555,803
TOTAL INVESTMENTS — 109.05% (Cost $59,158,263)	$61,212,118
OTHER ASSETS & LIABILITIES, NET — (9.05)%	$ (5,080,169)
TOTAL NET ASSETS — 100.00%	$56,131,949
(a)	All or a portion of the security is on loan at March 31, 2016.
(b)	Rate shown is the 7-day yield as of March 31, 2016.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2016

As of March 31, 2016, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2016 were as follows:
Federal tax cost of investments	$59,269,245
Gross unrealized appreciation on investments	2,971,370
Gross unrealized depreciation on investments	(1,028,497)
Net unrealized appreciation on investments	$1,942,873

March 31, 2016

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ David L. Musto
David L. Musto
President & Chief Executive Officer

Date:	May 24, 2016

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Musto
David L. Musto
President & Chief Executive Officer

Date:	May 24, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	May 24, 2016